UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2013 SEMI-ANNUAL REPORT

APRIL 30, 2013

LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Please see the prospectus for a complete discussion of the Fund’s risks.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2013

Dear Shareholders,

Despite mixed signals from the U.S. economy, the stock market continued to march forward for the six months ended April 30, 2013. This could be due in part to the fact that the stock market is generally considered to be a leading indicator — anticipating future economic performance as opposed to reacting to what has happened in the past. If this holds true, it could bode well for investors.

We are pleased to report that even in this favorable environment, the Fund has outperformed its benchmark, the Russell 1000 Value Index.

For the six-month period ended April 30, 2013, the American Beacon Large Cap Value Fund (Institutional Class) returned 17.39%.

We’re proud of the efforts of the sub-advisors who manage the Fund, and remain focused on providing you with well-diversified portfolios that seek to take advantage of the best our economy has to offer.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Large Cap Value Fund (the “Fund”) returned 17.19% for the six months ended April 30, 2013, outperforming the Russell 1000® Value Index (the “Index”) return of 16.31% and the Lipper Large-Cap Value Funds Index return of 15.70%.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	17.39%	20.63%	4.45%	9.65%
Y Class (1,2,8)	17.32%	20.52%	4.37%	9.61%
Investor Class (1,8)	17.19%	20.13%	4.08%	9.32%
Advisor Class (1,3,8)	17.09%	20.00%	3.92%	9.15%
Retirement Class (1,4,8)	16.90%	19.58%	3.66%	9.02%
A Class with sales charge (1,5,8)	10.33%	13.04%	2.78%	8.63%
A Class without sales charge (1,5,8)	17.09%	19.97%	4.00%	9.28%
C Class with sales charge (1,6,8)	15.65%	18.06%	3.56%	9.05%
C Class without sales charge (1,6,8)	16.65%	19.06%	3.56%	9.05%
AMR Class (1,8)	17.52%	20.91%	4.70%	9.93%
Lipper Large-Cap Value Funds Index (7)	15.70%	18.93%	3.80%	7.43%
Russell 1000 Value Index (7)	16.31%	21.80%	4.17%	8.42%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/03 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/03. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than the actual returns shown for 2005.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 through 5/31/05 and the Advisor Class from 6/1/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/03.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. A Class shares have a maximum sales charge of 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.60%, 0.70%, 0.97% 1.09%, 1.43%, 1.13%, 1.89%, and 0.34% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Fund outperformed the Index as both stock selection and sector allocation added value relative to the benchmark. The Fund’s Financials and Energy sector holdings contributed most to excess performance. In the Financials sector, Bank of America (up 33.1%) and Unum Group (up 39.5%) were the largest contributors. Not owning US Bancorp, which was only up 1.4% in the Index, also positively impacted performance. Cobalt International (up 34.5%) contributed to the Fund’s returns in the Energy sector. Exxon Mobil (down 1.5%) contributed to performance as the Fund held a much smaller 0.2% versus a 5.8% position in the Index. Not owning National Oilwell Varco, which was down 11.2% in the Index, also added relative value. Poor stock selection in the Consumer Staples sector detracted from the Fund’s performance. Imperial Tobacco (down 1.5%) and Walgreen (down 4.5%) were the largest detractors from performance in the Consumer Staples sector.

An overweight in Information Technology, the best performing sector in the Index, added approximately 40 basis points (0.40%) to performance through sector allocation. The Fund’s underweight positions in Materials and Energy, the two worst performing sectors in the Index, also contributed to the Fund’s returns.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.	3.8
Wells Fargo & Co.	2.8
Bank of America Corp.	2.3
Microsoft Corp.	2.3
Pfizer, Inc.	2.2
Merck & Co., Inc.	1.9
Johnson & Johnson	1.9
AT&T, Inc.	1.7
BP PLC	2.0
Citigroup	2.0
Total Fund Holdings	186

Sector Allocation (% Equities)

Financials	26.0
Health Care	13.6
Energy	13.1
Industrials	10.1
Information Technology	10.0
Consumer Discretionary	9.5
Consumer Staples	9.0
Utilities	4.2
Telecommunication Services	3.6
Materials	0.6
Manufacturing	0.4

3

American Beacon Large Cap Value FundSM

Fund Expenses

April 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Institutional Class
Actual	$1,000.00	$1,173.90	$3.13
Hypothetical **	$1,000.00	$1,021.92	$2.91
Y Class
Actual	$1,000.00	$1,173.18	$3.61
Hypothetical **	$1,000.00	$1,021.47	$3.36
Investor Class
Actual	$1,000.00	$1,171.89	$5.06
Hypothetical **	$1,000.00	$1,020.13	$4.71
Advisor Class
Actual	$1,000.00	$1,170.93	$5.76
Hypothetical **	$1,000.00	$1,019.49	$5.36
Retirement Class
Actual	$1,000.00	$1,169.01	$7.31
Hypothetical **	$1,000.00	$1,018.05	$6.80
A Class
Actual	$1,000.00	$1,170.87	$5.87
Hypothetical **	$1,000.00	$1,019.39	$5.46
AMR Class
Actual	$1,000.00	$1,175.17	$1.73
Hypothetical **	$1,000.00	$1,023.21	$1.61
C Class
Actual	$1,000.00	$1,166.51	$9.88
Hypothetical **	$1,000.00	$1,015.67	$9.20

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.58%, 0.67%, 0.94%, 1.07%, 1.36%, 1.09%, 1.84% and 0.32% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—94.62%
CONSUMER DISCRETIONARY—9.02%
Auto Components—1.90%
Delphi Automotive PLC	437,510	$20,217
Johnson Controls, Inc.	3,422,515	119,823
Magna International, Inc., Class A	654,000	39,351

		179,391

Automobiles—2.40%
General Motors Co.A	3,182,693	98,154
Hertz Global Holdings, Inc.A	2,892,200	69,644
Toyota Motor Corp., ADRB	509,300	59,232

		227,030

Hotels, Restaurants & Leisure—0.65%
Carnival Corp.	1,611,600	55,617
McDonald’s Corp.	54,850	5,602

		61,219

Household Durables—0.38%
Stanley Black & Decker, Inc.	485,354	36,309

Leisure Equipment & Products—0.09%
Hasbro, Inc.	181,217	8,584

Media—1.75%
Comcast Corp., Class A	883,000	36,468
Comcast Corp., Special Class A	579,120	22,754
Interpublic Group of Cos., Inc.	2,672,700	36,990
McGraw-Hill Cos., Inc.	75,090	4,063
Omnicom Group, Inc.	178,787	10,686
Time Warner Cable, Inc.	287,200	26,965
Viacom, Inc., Class B	175,120	11,206
Walt Disney Co.	257,995	16,212

		165,344

Multiline Retail—1.54%
Family Dollar Stores, Inc.	760,600	46,678
Kohl’s Corp.	49,542	2,331
Target Corp.	1,359,360	95,917

		144,926

Specialty Retail—0.31%
Advance Auto Parts, Inc.	64,146	5,381
Lowe’s Cos., Inc.	553,300	21,257
Staples, Inc.	181,537	2,404

		29,042

Total Consumer Discretionary		851,845

CONSUMER STAPLES—8.51%
Beverages—1.35%
Coca-Cola Enterprises, Inc.	69,070	2,530
Diageo PLC, ADRB	676,946	82,723
Dr Pepper Snapple Group, Inc.	86,180	4,208
Molson Coors Brewing Co., Class B	275,300	14,205
PepsiCo, Inc.	287,120	23,679

		127,345

Food & Drug Retailing—3.38%
CVS Caremark Corp.	760,093	44,222
Kroger Co.	3,707,700	127,471
Sysco Corp.	1,520,900	53,019
Wal-Mart Stores, Inc.	1,217,060	94,590

		319,302

	Shares	Fair Value
		(000’s)
Food Products—0.75%
Danone S.A., ADRB	612,640	$9,202
General Mills, Inc.	298,235	15,037
JM Smucker Co.	25,650	2,648
Kellogg Co.	52,639	3,424
Mondelez International, Inc., Class A	939,700	29,553
Nestle S.A., ADRB	155,152	11,051

		70,915

Household Products—0.06%
Procter & Gamble Co.	71,499	5,489

Tobacco—2.97%
Altria Group, Inc.	1,421,742	51,908
Imperial Tobacco Group PLC, ADRB	912,900	65,738
Lorillard, Inc.	214,710	9,209
Philip Morris International, Inc.	1,601,641	153,101

		279,956

Total Consumer Staples		803,007

ENERGY—12.44%
Energy Equipment & Services—1.90%
Cobalt International Energy, Inc.A	2,698,000	75,382
Halliburton Co.	1,591,700	68,077
Transocean Ltd.A	705,420	36,308

		179,767

Oil & Gas—10.54%
Apache Corp.	849,621	62,770
BP PLC, ADRB	4,264,109	185,916
Chevron Corp.	590,087	71,997
ConocoPhillips	1,207,340	72,984
EOG Resources, Inc.	47,026	5,698
Exxon Mobil Corp.	193,066	17,181
Hess Corp.	191,700	13,837
Kosmos Energy Ltd.A	627,200	6,893
Marathon Oil Corp.	798,600	26,090
Marathon Petroleum Corp.	362,550	28,409
Murphy Oil Corp.	301,500	18,720
Occidental Petroleum Corp.	1,449,068	129,344
Phillips 66	1,275,020	77,712
Royal Dutch Shell PLC, Class A, ADRB	520,207	35,358
Royal Dutch Shell PLC, Class B, ADRB	1,231,600	85,953
Seadrill Ltd.	959,700	36,939
Spectra Energy Corp.	1,208,500	38,104
Total S.A., ADRB	1,605,800	80,675

		994,580

Total Energy		1,174,347

FINANCIALS—24.67%
Banks—7.45%
Bank of America Corp.	17,956,990	221,051
Bank of New York Mellon Corp.	1,447,917	40,860
Fifth Third Bancorp	1,658,600	28,246
PNC Financial Services Group, Inc.	1,348,744	91,553
SunTrust Banks, Inc.	1,908,500	55,824
Wells Fargo & Co.	7,001,601	265,920

		703,454

Diversified Financials—10.41%
American Express Co.	1,212,500	82,947
BlackRock, Inc., Class A	40,927	10,907

See accompanying notes

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Blackstone Group LPC	1,119,300	$23,002
Capital One Financial Corp.	2,061,300	119,102
Charles Schwab Corp.	2,804,000	47,556
Citigroup, Inc.	4,050,276	188,986
Franklin Resources, Inc.	51,090	7,902
Goldman Sachs Group, Inc.	129,467	18,911
JPMorgan Chase & Co.	7,401,724	362,758
KKR & Co. LPC	1,178,400	24,746
Mastercard, Inc., Class A	6,669	3,687
Moody’s Corp.	124,300	7,564
Morgan Stanley	1,130,800	25,047
SLM Corp.	2,392,400	49,403
State Street Corp.	169,604	9,917

		982,435

Insurance—6.55%
ACE Ltd.	428,956	38,237
Allstate Corp.	823,200	40,551
American International Group, Inc.A	2,660,000	110,177
Aon PLC	136,386	8,231
Berkshire Hathaway, Inc., Class BA	612,575	65,129
Chubb Corp.	74,930	6,599
Hartford Financial Services Group, Inc.	1,335,750	37,521
Lincoln National Corp.	1,819,300	61,874
MetLife, Inc.	3,396,781	132,441
Prudential Financial, Inc.	174,188	10,524
Travelers Cos., Inc.	147,779	12,622
Unum Group	1,938,600	54,068
XL Group PLC	1,285,300	40,024

		617,998

Real Estate—0.26%
Hatteras Financial Corp.D	889,600	24,313

Total Financials		2,328,200

HEALTH CARE—12.96%
Health Care Equipment & Supplies—2.09%
Baxter International, Inc.	372,200	26,006
Becton Dickinson and Co.	33,255	3,136
Covidien PLC	463,640	29,599
Medtronic, Inc.	2,319,569	108,277
St. Jude Medical, Inc.	169,436	6,984
Thermo Fisher Scientific, Inc.	120,210	9,699
Zimmer Holdings, Inc.	179,900	13,753

		197,454

Health Care Providers & Services—3.02%
Aetna, Inc.	267,400	15,359
Express Scripts Holding Co.A	38,870	2,308
Humana, Inc.	836,500	61,993
Quest Diagnostics, Inc.	391,482	22,052
UnitedHealth Group, Inc.	1,373,700	82,326
WellPoint, Inc.	1,387,900	101,206

		285,244

Pharmaceuticals—7.85%
Abbott Laboratories	203,239	7,504
AbbVie, Inc.	82,229	3,787
AstraZeneca PLC, ADRB	294,700	15,301
GlaxoSmithKline PLC, ADRB	821,300	42,412
Johnson & Johnson	2,051,061	174,812
Merck & Co., Inc.	3,914,245	183,969
Novartis AG, ADRB	793,300	58,514
Pfizer, Inc.	7,087,947	206,046

	Shares	Fair Value
		(000’s)
Roche Holding AG, ADRB	90,731	$5,663
Sanofi, ADRB	778,600	41,538
Zoetis, Inc.	9,650	319

		739,865

Total Health Care		1,222,563

INDUSTRIALS—9.59%
Aerospace & Defense—2.68%
Boeing Co.	435,000	39,763
Exelis, Inc.	1,417,400	15,832
Lockheed Martin Corp.	736,456	72,975
Northrop Grumman Corp.	297,437	22,528
Raytheon Co.	1,373,400	84,300
United Technologies Corp.	194,025	17,713

		253,111

Air Freight & Couriers—0.60%
FedEx Corp.	443,400	41,684
United Parcel Service, Inc., Class B	173,470	14,891

		56,575

Commercial Services & Supplies—0.28%
Dun & Bradstreet Corp.	48,091	4,254
RR Donnelley & Sons Co.	1,786,800	21,995

		26,249

Construction & Engineering—0.02%
Fluor Corp.	25,632	1,461

Electronic Equipment & Instruments—0.60%
Emerson Electric Co.	1,021,700	56,715

Industrial Conglomerates—2.48%
3M Co.	150,460	15,755
General Electric Co.	4,996,700	111,376
Honeywell International, Inc.	1,330,688	97,859
Tyco International Ltd.	292,570	9,397

		234,387

Machinery—2.89%
Caterpillar, Inc.	348,200	29,482
Cummins, Inc.	705,200	75,026
Danaher Corp.	187,467	11,424
Illinois Tool Works, Inc.	720,090	46,489
ITT Corp.	515,100	14,217
Joy Global, Inc.	451,700	25,530
PACCAR, Inc.	703,600	35,025
Pentair Ltd.	65,598	3,565
Xylem, Inc.	1,158,500	32,148

		272,906

Road & Rail—0.04%
Canadian National Railway Co.	42,578	4,172

Total Industrials		905,576

INFORMATION TECHNOLOGY—9.45%
Communications Equipment—1.01%
Cisco Systems, Inc.	822,700	17,211
Corning, Inc.	5,404,000	78,358

		95,569

Computers & Peripherals—2.22%
Apple, Inc.	78,120	34,588
Hewlett-Packard Co.	4,666,269	96,124
International Business Machines Corp.	91,096	18,451
Seagate Technology PLC	834,625	30,631

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Western Digital Corp.	542,600	$29,995

		209,789

Electronic Equipment & Instruments—0.57%
Avnet, Inc.A	187,600	6,144
Eaton Corp PLC	131,404	8,070
TE Connectivity Ltd.	912,300	39,730

		53,944

IT Consulting & Services—0.82%
Accenture PLC, Class A	259,588	21,141
Fidelity National Information Services, Inc.	1,077,630	45,314
Fiserv, Inc.A	52,340	4,769
Western Union Co.	408,484	6,050

		77,274

Semiconductor Equipment & Products—0.97%
Intel Corp.	2,955,717	70,790
Texas Instruments, Inc.	583,800	21,139

		91,929

Software—3.86%
Activision Blizzard, Inc.	3,178,600	47,520
CA, Inc.	785,603	21,188
Microsoft Corp.	6,419,600	212,488
Oracle Corp.	2,526,284	82,811

		364,007

Total Information Technology		892,512

MATERIALS—0.53%
Air Products & Chemicals, Inc.	96,428	8,385
EI du Pont de Nemours & Co.	492,500	26,846
PPG Industries, Inc.	97,639	14,367

Total Materials		49,598

TELECOMMUNICATION SERVICES—3.43%
Diversified Telecommunication Services—2.47%
AT&T, Inc.	4,173,732	156,348
Verizon Communications, Inc.	1,431,106	77,151

		233,499

Wireless Telecommunication Services—0.96%
Vodafone Group PLC, ADRB	2,952,194	90,308

Total Telecommunication Services		323,807

UTILITIES—4.02%
Electric—1.16%
Exelon Corp.	1,716,700	64,393
NRG Energy, Inc.	1,546,300	43,095
PPL Corp.	52,385	1,749

		109,237

Electric Utilities—2.86%
CenterPoint Energy, Inc.	2,704,700	66,752
Edison International	399,700	21,504
Entergy Corp.	921,000	65,603
Public Service Enterprise Group, Inc.	3,177,486	116,328

		270,187

Total Utilities		379,424

Total Common Stock (Cost $7,182,175)		8,930,879

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—0.35%
MANUFACTURING—0.34%
Aerospace & Defense—0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	$873

Auto Manufacturing—0.33%
General Motors Co., 4.75%, Due 12/1/2013	677,125	31,474

Total Manufacturing		32,347

UTILITIES—0.01%
PPL Corp., 9.50%, Due 7/1/2013	18,398	1,075

Total Preferred Stock (Cost $33,375)		33,422

SHORT-TERM INVESTMENTS—5.12%
American Beacon U.S. Government Money Market Select Fund, Select Class E	50,000,000	50,000
JPMorgan U.S. Government Money Market Fund, Capital Class	433,521,634	433,522

Total Short-Term Investments (Cost $483,522)		483,522

TOTAL INVESTMENTS —100.09% (Cost $7,699,072)		9,447,823
LIABILITIES, NET OF OTHER ASSETS—(0.09%)		(8,108)

TOTAL NET ASSETS—100.00%		$9,439,715

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Limited Partnership.
D	REIT - Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	3,702	June, 2013	$294,716	$5,560

				$294,716	$5,560

See accompanying notes

8

American Beacon Large Cap Value Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$9,397,823
Investments in affiliated securities, at fair value B	50,000
Deposit with brokers for futures contracts	13,083
Receivable for investments sold	12,231
Dividends and interest receivable	8,385
Receivable for fund shares sold	8,190
Receivable for tax reclaims	505
Receivable for variation margin from open futures contracts	749
Prepaid expenses	91

Total assets	9,491,057

Liabilities:
Payable for investments purchased	35,346
Payable for fund shares redeemed	6,107
Management and investment advisory fees payable	5,839
Administrative service and service fees payable	2,801
Transfer agent fees payable	152
Custody and fund accounting fees payable	165
Professional fees payable	89
Prospectus and shareholder reports fees payable	527
Trustee fees payable	158
Other liabilities	158

Total liabilities	51,342

Net assets	$9,439,715

Analysis of Net Assets:
Paid-in-capital	8,655,185
Undistributed net investment income	40,285
Accumulated net realized loss	(1,010,066)
Unrealized appreciation of investments and futures contracts	1,754,311

Net assets	$9,439,715

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	189,881,167

Y Class	8,940,482

Investor Class	158,509,554

Advisor Class	5,042,545

Retirement Class	150,227

A Class	328,986

C Class	155,670

AMR Class	26,859,219

Net assets (not in thousands):
Institutional Class	$4,704,906,390

Y Class	$220,583,428

Investor Class	$3,723,851,716

Advisor Class	$117,544,886

Retirement Class	$3,450,707

A Class	$7,710,016

C Class	$3,634,072

AMR Class	$658,033,310

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands, except share and per share amounts)

Net asset value, offering and redemption price per share:
Institutional Class	$24 .78

Y Class	$24 .67

Investor Class	$23 .49

Advisor Class	$23 .31

Retirement Class	$22 .97

A Class (offering price $24.87)	$23 .44

C Class	$23 .34

AMR Class	$24 .50

A Cost of investments in unaffiliated securities	$7,649,072
B Cost of investments in affiliated securities	$50,000

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2013 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$117,439
Dividend income from affiliated securities	14
Interest income	6

Total investment income	117,459

Expenses:
Management and investment advisory fees (Note 2)	10,021
Administrative service fees (Note 2):
Institutional Class	6,292
Y Class	235
Investor Class	5,194
Advisor Class	161
Retirement Class	4
A Class	14
C Class	6
AMR Class	147
Transfer agent fees:
Institutional Class	250
Y Class	3
Investor Class	98
Advisor Class	4
Retirement Class	1
A Class	1
AMR Class	11
Custody and fund accounting fees	478
Professional fees	149
Registration fees and expenses	97
Service fees (Note 2):
Y Class	78
Investor Class	6,252
Advisor Class	134
Retirement Class	4
A Class	5
C Class	2
Distribution fees (Note 2):
Advisor Class	134
Retirement Class	7
A Class	9
C Class	14
Prospectus and shareholder report expenses	268
Insurance fees	25
Trustee fees	311
Other expenses	129

Total expenses	30,538

Net investment income	86,921

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	207,386
Commission recapture (Note 3)	147
Futures contracts	20,651
Change in net unrealized appreciation or (depreciation) from:
Investments	1,055,360
Futures contracts	10,840

Net gain on investments	1,294,384

Net increase in net assets resulting from operations	$1,381,305

A Foreign taxes	$1,016

See accompanying notes

11

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$86,921	$170,988
Net realized gain from investments and futures contracts	228,184	219,441
Change in net unrealized appreciation from investments and futures contracts	1,066,200	830,976

Net increase in net assets resulting from operations	1,381,305	1,221,405

Distributions to Shareholders:
Net investment income:
Institutional Class	(88,612)	(82,469)
Y Class	(2,997)	(3,555)
Investor Class	(64,236)	(77,449)
Advisor Class	(1,759)	(2,549)
Retirement Class	(57)	(18)
A Class	(126)	(88)
C Class	(35)	(23)
AMR Class	(14,045)	(14,457)

Net distributions to shareholders	(171,867)	(180,608)

Capital Share Transactions:
Proceeds from sales of shares	967,814	1,598,720
Reinvestment of dividends and distributions	164,722	170,923
Cost of shares redeemed	(1,257,490)	(2,437,583)

Net (decrease) in net assets from capital share transactions	(124,954)	(667,940)

Net increase in net assets	1,084,484	372,857

Net Assets:
Beginning of period	8,355,231	7,982,374

End of Period *	$9,439,715	$8,355,231

*Includes undistributed net investment income of	$40,285	$125,361

See accompanying notes

12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-four Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

Advisor Class	Investors investing through an intermediary

Retirement Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges

C Class	General public and investors investing through an intermediary with applicable sales charges

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures About Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to unaffiliated investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2013 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.23%	$10,021	$7,891	$2,130

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund, and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor, and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2013, the Manager earned fees from the Select Funds totaling $21,752 on the Fund’s direct investment in the Select Funds.

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2013, the Fund participated as a lender and loaned on average $2,616,688 for 2 days at an average rate of 0.79% and earned $113. This amount is included in interest income on the Statements of Operations.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2013, there were no waived fees or reimbursed expenses.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2013, Foreside collected $1,561 from the sale of Class A shares.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2013, $180 in CDSC fees were collected for Class C Shares.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2013, there were no transfers between levels. As of April 30, 2013, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock*	$8,930,879	$—	$—	$8,930,879
Preferred Stock	33,422	—	—	33,422
Short-Term Investments—Money Markets	483,522	—	—	483,522

Total Investments in Securities	$9,447,823	$—	$—	$9,447,823

Futures Contracts	$5,560	$—	$—	$5,560

*	Refer to the Schedules of Investments for Industry Information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

The following is a summary of the fair valuations of the Fund’s derivative instruments(1) (3):

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2013 (000’s):

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments and futures contracts(2)	Equity Contracts	$5,560

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2013 (000’s):

Statement of Operations	Derivatives	Total
Net realized gain (loss) from futures contracts	Equity Contracts	$23,651
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	10,840

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes only current day’s variation margin as reported within the Statement of Assets and Liabilities. Cumulative appreciation or (depreciation) of futures contracts is reported in the Schedule of Investments footnotes.
(3)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years for the periods ended October 31, 2009, 2010, 2011, and 2012 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$88,612	$82,469
Y Class	2,997	3,555
Investor Class	64,236	77,449
Advisor Class	1,759	2,549
Retirement Class	57	18
A Class	126	88
C Class	35	23
AMR Class	14,045	14,457

Total distributions paid	$171,867	$180,608

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2013, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$7,912,251
Unrealized appreciation	1,870,863
Unrealized depreciation	(335,291)

Net unrealized appreciation	1,535,572
Undistributed ordinary income	40,285
Accumulated long-term gain	(796,909)
Other temporary differences	5,582

Distributable earnings or (deficits)	$784,530

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from Section 732 basis adjustments that have been reclassified as of April 30, 2013 (in thousands):

Paid-in-capital	$3
Undistributed net investment income	(130)
Accumulated net realized gain (loss)	127
Unrealized appreciation or (depreciation) of investments and futures contracts	—

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of RICs. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of April 30, 2013, the capital loss carryforward positions of the Fund, prior to the provisions of RIC MOD that may be applied against any realized net taxable gain in each succeeding year or until their expiration dates, whichever occurs first, are $64,482, $684,423, and $42,443 expiring in 2016, 2017, and 2018, respectively (in thousands). The Fund utilized $162,571 of net capital loss carryforwards for the six months ended April 30, 2013.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2013 were $1,651,078 and $1,807,185, respectively (in thousands).

A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2013 is set forth below (in thousands):

Affiliate	October 31, 2012 Shares/Fair Value	Purchases	Sales	April 30, 2013 Shares/Fair Value
USG Select Fund	$35,000	$15,000	$—	$50,000

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six months Ended April 30, 2013

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,898	$453,459	5,208	$117,074	15,196	$328,244	593	$12,595
Reinvestment of dividends	3,850	84,356	131	2,860	2,959	61,550	83	1,708
Shares redeemed	(15,259)	(345,951)	(521)	(11,931)	(37,559)	(788,692)	(751)	(15,907)

Net increase (decrease) in shares outstanding	8,489	$191,864	4,818	$108,003	(19,404)	$(398,898)	(75)	$(1,604)

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52	$1,100	56	$1,194	40	$879	2,290	$53,269
Reinvestment of dividends	3	57	5	115	1	31	649	14,045
Shares redeemed	(16)	(351)	(37)	(828)	(7)	(154)	(4,288)	(93,676)

Net increase (decrease) in shares outstanding	39	$806	24	$481	34	$756	(1,349)	$(26,362)

For the Year Ended October 31, 2012

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,505	$784,521	2,764	$57,155	26,251	$506,078	1,041	$19,728
Reinvestment of dividends	4,077	75,537	192	3,547	4,246	74,766	143	2,499
Shares redeemed	(39,268)	(795,028)	(5,966)	(126,980)	(61,686)	(1,177,109)	(3,341)	(65,045)

Net increase (decrease) in shares outstanding	3,314	$65,030	(3,010)	$(66,278)	(31,189)	$(596,265)	(2,157)	$(42,818)

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	104	$1,982	171	$3,306	63	$1,219	11,216	$224,729
Reinvestment of dividends	1	18	4	79	1	20	789	14,457
Shares redeemed	(51)	(943)	(89)	(1,684)	(16)	(317)	(14,041)	(270,477)

Net increase (decrease) in shares outstanding	54	$1,057	86	$1,701	48	$922	(2,036)	$(31,291)

21

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011A	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.58		$18.99	$18.56	$16.32	$15.01	$26.03

Income from investment operations:
Net investment income	0.25		0.45	0.39	0.32	0.35	0.51
Net gains (losses) from investments (both realized and unrealized)	3.44		2.60	0.30	2.22	1.40	(10.41)

Total income (loss) from investment operations	3.69		3.05	0.69	2.54	1.75	(9.90)

Less distributions:
Dividends from net investment income	(0.49)		(0.46)	(0.26)	(0.30)	(0.44)	(0.41)
Distributions from net realized gains on securities	—		—	—	—	—	(0.71)

Total distributions	(0.49)		(0.46)	(0.26)	(0.30)	(0.44)	(1.12)

Net asset value, end of period	$24.78		$21.58	$18.99	$18.56	$16.32	$15.01

Total return B,C	17.39	%D	16.48%	3.69%	15.68%	12.41%	(39.59)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,704,906		$3,914,173	$3,380,918	$3,366,011	$2,221,162	$2,038,539
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.58	%E	0.59%	0.58%	0.59%	0.61%	0.58%
Expenses, net of reimbursements	0.58	%E	0.59%	0.58%	0.59%	0.61%	0.58%
Net investment income (loss), before reimbursements	2.16	%E	2.23%	1.96%	1.73%	2.36%	2.19%
Net investment income, net of reimbursements	2.16	%E	2.23%	1.96%	1.73%	2.36%	2.19%
Portfolio turnover rate	20	%D	30%	90%	28%	27%	28%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

22

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30, 2013		Year Ended October 31,			Aug. 3 to Oct. 31, 2009		Six Months Ended April 30, 2013		Year Ended October 31,
		2012	2011A	2010					2012	2011A	2010	2009	2008
(unaudited)							(unaudited)
$21.47		$18.92	$18.49	$16.32	$15.59		$20.43		$17.99	$17.61	$15.51	$14.29	$24.83

0.17		0.53	0.37	0.29	0.06		0.20		0.36	0.30	0.23	0.28	0.41
3.49		2.50	0.30	2.22	0.67		3.26		2.47	0.29	2.12	1.34	(9.88)

3.66		3.03	0.67	2.51	0.73		3.46		2.83	0.59	2.35	1.62	(9.47)

(0.46)		(0.48)	(0.24)	(0.34)	—		(0.40)		(0.39)	(0.21)	(0.25)	(0.40)	(0.36)
—		—	—	—	—		—		—	—	—	—	(0.71)

(0.46)		(0.48)	(0.24)	(0.34)	—		(0.40)		(0.39)	(0.21)	(0.25)	(0.40)	(1.07)

$24.67		$21.47	$18.92	$18.49	$16.32		$23.49		$20.43	$17.99	$17.61	$15.51	$14.29

17.32	%D	16.43%	3.58%	15.50%	4.68	%D	17.19	%D	16.05%	3.30%	15.27%	11.99%	(39.72)%

$220,584		$88,509	$134,968	$2,123	$1		$3,723,852		$3,635,333	$3,761,691	$4,140,584	$3,798,632	$3,594,565
0.67	%E	0.69%	0.69%	0.70%	0.68	%E	0.94	%E	0.96%	0.95%	0.96%	0.93%	0.83%
0.67	%E	0.69%	0.69%	0.70%	0.68	%E	0.94	%E	0.96%	0.95%	0.96%	0.93%	0.83%
1.86	%E	2.12%	1.88%	1.51%	1.58	%E	1.84	%E	1.89%	1.59%	1.36%	2.05%	1.94%
1.86	%E	2.12%	1.88%	1.51%	1.58	%E	1.84	%E	1.89%	1.59%	1.36%	2.05%	1.94%
20	%D	30%	90%	28%	27	%F	20	%D	30%	90%	28%	27%	28%

23

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011A	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.25		$17.83	$17.47	$15.39	$14.19	$24.70

Income from investment operations:
Net investment income (loss)	0.19		0.31	0.27	0.21	0.26	0.32
Net gains (losses) from investments (both realized and unrealized)	3.23		2.48	0.28	2.10	1.32	(9.79)

Total income (loss) from investment operations	3.42		2.79	0.55	2.31	1.58	(9.47)

Less distributions:
Dividends from net investment income	(0.36)		(0.37)	(0.19)	(0.23)	(0.38)	(0.33)
Distributions from net realized gains on securities	—		—	—	—	—	(0.71)

Total distributions	(0.36)		(0.37)	(0.19)	(0.23)	(0.38)	(1.04)

Net asset value, end of period	$23.31		$20.25	$17.83	$17.47	$15.39	$14.19

Total return B,C	17.09	%D	15.96%	3.11%	15.14%	11.81%	(39.87)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$117,545		$103,629	$129,739	$128,080	$114,945	$99,416
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.07	%E	1.08%	1.08%	1.10%	1.12%	1.08%
Expenses, net of reimbursements	1.07	%E	1.08%	1.08%	1.10%	1.10%	1.08%
Net investment income (loss), before reimbursements	1.68	%E	1.78%	1.46%	1.23%	1.84%	1.69%
Net investment income, net of reimbursements	1.68	%E	1.78%	1.46%	1.23%	1.86%	1.69%
Portfolio turnover rate	20	%D	30%	90%	28%	27%	28%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

24

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Retirement Class							A Class						C Class
Six Months Ended April 30, 2013		Year Ended October 31,			May 1 to Oct. 31, 2009		Six Months Ended April 30, 2013		Year Ended October 31,		May 17 to Oct. 31, 2010		Six Months Ended April 30, 2013		Year Ended October 31,		Sept. 1 to Oct. 31, 2010
		2012	2011A	2010					2012	2011A					2012	2011A
(unaudited)							(unaudited)						(unaudited)
$20.07		$17.74	$17.32	$15.36	$12.66		$20.41		$18.01	$17.61	$16.93		$20.29		$17.95	$17.58	$16.17

0.18		0.28	0.20	0.18	0.08		0.19		0.36	0.24	0.03		0.15		0.22	0.10	(0.01)
3.16		2.42	0.30	2.07	2.62		3.25		2.44	0.31	0.65		3.19		2.42	0.32	1.42

3.34		2.70	0.50	2.25	2.70		3.44		2.80	0.55	0.68		3.34		2.64	0.42	1.41

(0.44)		(0.37)	(0.08)	(0.29)	—		(0.41)		(0.40)	(0.15)	—		(0.29)		(0.30)	(0.05)	—
—		—	—	—	—		—		—	—	—		—		—	—	—

(0.44)		(0.37)	(0.08)	(0.29)	—		(0.41)		(0.40)	(0.15)	—		(0.29)		(0.30)	(0.05)	—

$22.97		$20.07	$17.74	$17.32	$15.36		$23.44		$20.41	$18.01	$17.61		$23.34		$20.29	$17.95	$17.58

16.90	%D	15.57%	2.86%	14.78%	21.33	%D	17.09	%D	15.91%	3.12%	4.02	%D	16.65	%D	14.97%	2.36%	8.72	%D

$3,451		$2,230	$1,019	$2	$1		$7,710		$6,222	$3,942	$814		$3,634		$2,468	$1,329	$38
1.36	%E	1.42%	1.39%	1.37%	1.37	%E	1.09	%E	1.12%	1.16%	1.06	%E	1.84	%E	1.88%	2.54%	2.14	%E
1.36	%E	1.42%	1.39%	1.37%	1.37	%E	1.09	%E	1.12%	1.16%	1.06	%E	1.84	%E	1.87%	1.84%	1.87	%E
1.30	%E	1.19%	1.06%	0.95%	1.15	%E	1.63	%E	1.66%	1.37%	1.09	%E	0.87	%E	0.89%	(0.01)%	(0.76	)%E
1.30	%E	1.19%	1.06%	0.95%	1.15	%E	1.63	%E	1.66%	1.37%	1.09	%E	0.87	%E	0.89%	0.68%	(0.50	)%E
20	%D	30%	90%	28%	27	%F	20	%D	30%	90%	28	%G	20	%D	30%	90%	28	%G

25

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011A	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.36		$18.81	$18.37	$16.14	$14.88	$25.80

Income from investment operations:
Net investment income	0.29		0.52	0.41	0.34	0.37	0.51
Net gains (losses) from investments (both realized and unrealized)	3.39		2.54	0.32	2.22	1.38	(10.26)

Total income (loss) from investment operations	3.68		3.06	0.73	2.56	1.75	(9.75)

Less distributions:
Dividends from net investment income	(0.54)		(0.51)	(0.29)	(0.33)	(0.49)	(0.46)
Distributions from net realized gains on securities	—		—	—	—	—	(0.71)

Total distributions	(0.54)		(0.51)	(0.29)	(0.33)	(0.49)	(1.17)

Net asset value, end of period	$24.50		$21.36	$18.81	$18.37	$16.14	$14.88

Total return B,C	17.52	%D	16.75%	3.94%	16.04%	12.59%	(39.43)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$658,033		$602,667	$568,768	$558,089	$520,799	$497,127
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.32	%E	0.33%	0.33%	0.34%	0.36%	0.32%
Expenses, net of reimbursements	0.32	%E	0.33%	0.33%	0.34%	0.36%	0.32%
Net investment income (loss), before reimbursements	2.44	%E	2.51%	2.21%	1.98%	2.62%	2.44%
Net investment income, net of reimbursements	2.44	%E	2.51%	2.21%	1.98%	2.62%	2.44%
Portfolio turnover rate	20	%D	30%	90%	28%	27%	28%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

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29

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/13

American Beacon
FUNDS

2013 SEMI-ANNUAL REPORT

APRIL 30, 2013

SMALL CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. The Fund may participate in a securities lending program.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2013

Dear Shareholders,

The past six months have been particularly good for the U.S. stock market. The broad-based Russell 3000 Index rose by more than 15% over the six months that ended on April 30. During that period, small-cap stocks fared even better. The Russell 2000 Index, which is a barometer of U.S. small-cap stocks, was up 16.58%, as was the Fund’s benchmark, the Russell 2000 Value Index.

The outperformance of small-cap stocks was due in part to the continued low interest rate environment, which tends to benefit smaller, more credit-dependent companies.

We are pleased to report that even during this period of robust index returns, the American Beacon Small Cap Value Fund was still able to outperform its benchmark.

For the six months ended April 30, 2013, the American Beacon Small Cap Value Fund (Institutional Class) returned 17.54%.

All of us here at American Beacon thank you for your confidence in our abilities and your investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

    Best Regards,

    Gene L. Needles, Jr.

    President

    American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Small Cap Value Fund (the “Fund”) returned 17.34% for the six months ended April 30, 2013, outperforming the Russell 2000® Value Index (the “Index”) return of 16.58% and the Lipper Small-Cap Value Funds Index return of 15.72% for the same period.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	17.54%	18.32%	7.76%	11.51%
Y Class (1,2,8)	17.49%	18.23%	7.64%	11.45%
Investor Class (1,8)	17.34%	17.86%	7.39%	11.17%
Advisor Class (1,3,8)	17.23%	17.75%	7.23%	10.94%
Retirement Class (1,4,8)	17.12%	17.41%	7.01%	10.82%
A Class with sales charges (1,5,8	10.50%	10.96%	6.01%	10.46%
A Class without sales charges (1,5,8)	17.23%	17.75%	7.27%	11.11%
C Class with sales charge (1,6,8)	15.86%	15.86%	6.83%	10.88%
C Class without sales charge (1,6,8)	16.86%	16.86%	6.83%	10.88%
AMR Class (1,8)	17.70%	18.66%	8.04%	11.80%
Lipper Small-Cap Value Funds Index (7)	15.72%	15.71%	7.16%	11.02%
Russell 2000 Value Index (7)	16.58%	19.71%	6.60%	10.28%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 8/3/09, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/03.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	Russell 2000 Value and Russell 2000 Indices are registered trademarks of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.92%, 1.01%, 1.28%, 1.42%, 1.73%, 1.54%, 2.31%, and 0.66%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection as sector allocation added minimal value relative to the Index.

Holdings in the Health Care sector contributed most to performance adding over 50 basis points (0.50%). In the Health Care sector, LifePoint Hospitals (up 35.6%), Health Management Associates (up 62.1%) and Covance (up 53.1%) were the largest contributors. The Fund’s Materials, Industrials and Energy companies also generated excess returns. In the Materials sector, not owning Hecla Mining and McEwen Mining, which were down 48.0% and 52.1%, respectively in the Index, positively impacted Fund performance. US Silica Holdings (up 57.2%) also added value. Mobile Mini (up 61.5%), Oshkosh (up 31.0%) and Terex (up 30.0%) contributed most to excess returns in the Industrials sector. Newpark Resources (up 54.7%) added relative value in the Energy sector. Not owning Arch Coal and Forest Oil, which were down 38.5% and 44.7%, respectively in the Index, also contributed to the Fund’s returns.

2

American Beacon Small Cap Value FundSM

Fund Expenses

April 30, 2013 (Unaudited)

The Fund’s overweight position in Industrials, one of the better performing sectors in the Index, and an underweight in the Utilities sector contributed to performance through sector allocation. This positive performance was somewhat offset by an overweight in Materials, the worst performing sector in the Index, which detracted relative value.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)

Endurance Specialty Holdings Ltd.	0.9
HealthSouth Corp.	0.9
LifePoint Hospitals, Inc.	0.9
Vishay Intertechnology, Inc.	0.9
Oshkosh Corp.	0.8
Aspen Insurance Holdings Ltd.	0.8
First Horizon National Corp.	0.8
Rent-A-Center, Inc.	0.7
Avis Budget Group, Inc.	0.7
City National Corp.	0.7
Total Fund Holdings	539

Sector Allocation (% Equities)

Financials	29.7
Industrials	20.3
Consumer Discretionary	15.2
Information Technology	11.0
Energy	6.8
Materials	6.2
Health Care	5.8
Utilities	3.3
Consumer Staples	1.4
Telecommunication Services	0.3

3

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Institutional Class
Actual	$1,000.00	$1,175.35	$4.48
Hypothetical **	$1,000.00	$1,020.68	$4.16
Y Class
Actual	$1,000.00	$1,174.95	$4.96
Hypothetical **	$1,000.00	$1,020.23	$4.61
Investor Class
Actual	$1,000.00	$1,173.44	$6.41
Hypothetical **	$1,000.00	$1,018.89	$5.96
Advisor Class
Actual	$1,000.00	$1,172.27	$7.11
Hypothetical **	$1,000.00	$1,018.25	$6.61
Retirement Class
Actual	$1,000.00	$1,171.22	$8.61
Hypothetical **	$1,000.00	$1,016.86	$8.00
A Class
Actual	$1,000.00	$1,172.31	$7.11
Hypothetical **	$1,000.00	$1,018.25	$6.61
AMR Class
Actual	$1,000.00	$1,177.03	$3.08
Hypothetical **	$1,000.00	$1,021.97	$2.86
C Class
Actual	$1,000.00	$1,168.59	$11.13
Hypothetical **	$1,000.00	$1,014.53	$10.34

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.83%, 0.92%, 1.19%, 1.32%, 1.60%, 1.32%, 2.07% and 0.57% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—94.51%
CONSUMER DISCRETIONARY—14.35%
Auto Components—1.76%
American Axle & Manufacturing Holdings, Inc.A	1,778,424	$23,777
Cooper Tire & Rubber Co.	314,149	7,819
Dana Holding Corp.B	1,046,080	18,044
Gentex Corp.	384,300	8,647
Goodyear Tire & Rubber Co.A	411,200	5,138
Standard Motor Products, Inc.	56,087	1,719
Superior Industries International, Inc.	68,220	1,253
Tenneco, Inc.A	150,500	5,820

		72,217

Automobiles—0.97%
Avis Budget Group, Inc.A	1,019,600	29,405
Hyster-Yale Materials Handling, Inc.	49,377	2,577
Thor Industries, Inc.	208,590	7,737

		39,719

Hotels, Restaurants & Leisure—1.00%
Brinker International, Inc.	94,420	3,673
CEC Entertainment, Inc.	27,850	929
Cheesecake Factory Inc	199,740	7,954
International Speedway Corp., Class A	76,934	2,529
Lakes Entertainment, Inc.A	150,800	477
Orient-Express Hotels Ltd., Class AA	476,580	4,813
Ruby Tuesday, Inc.A	470,800	4,539
SHFL Entertainment, Inc.A	271,000	4,282
Speedway Motorsports, Inc.	103,500	1,866
WMS Industries, Inc.	388,900	9,869

		40,931

Household Durables—1.77%
Cavco Industries, Inc.A	53,059	2,421
Ethan Allen Interiors, Inc.B	214,110	6,269
Furniture Brands International, Inc.A B	833,900	917
Harman International Industries, Inc.	191,600	8,566
Helen of Troy Ltd.A	148,629	5,184
KB HomeB	224,470	5,060
Lancaster Colony Corp.	77,150	6,089
M/I Homes, Inc.A	241,196	5,933
Matthews International Corp., Class A	27,590	1,016
Meritage Homes Corp.	136,130	6,642
National Presto Industries, Inc.B	1,751	131
Standard Pacific Corp.A B	492,320	4,455
Whirlpool Corp.	174,200	19,909

		72,592

Internet & Catalog Retail—0.05%
Insight Enterprises, Inc.A	111,389	2,018

Leisure Equipment & Products—0.68%
Brunswick Corp.	762,800	24,150
Callaway Golf Co.B	122,120	818
Smith & Wesson Holding Corp.A B	165,600	1,454
Sturm Ruger & Co. Inc.B	32,300	1,656

		28,078

Media—2.10%
AMC Networks, Inc., Class AA	220,100	13,869
Banner Corp.	29,600	967
Belo Corp., Class A	259,040	2,777

	Shares	Fair Value
		(000’s)
DreamWorks Animation SKG, Inc., Class AA B	285,750	$5,509
EW Scripps Co., Class AA	244,820	3,401
Gannett Co. Inc.	499,200	10,064
John Wiley & Sons, Inc., Class A	256,598	9,794
Meredith Corp.B	149,027	5,785
New York Times Co.A	281,250	2,492
Scholastic Corp.	82,406	2,262
Sinclair Broadcast Group, Inc., Class A	143,700	3,851
Valassis Communications, Inc.B	1,002,400	25,691

		86,462

Multiline Retail—0.36%
Dillard’s, Inc., Class A	71,300	5,876
Fred’s, Inc., Class A	79,540	1,132
Saks, Inc.B	668,634	7,722

		14,730

Specialty Retail—4.09%
Aaron’s, Inc.	413,310	11,866
America’s Car-Mart, Inc.A	268,703	12,433
Asbury Automotive Group, Inc.A	83,220	3,336
Cabela’s, Inc.A	208,400	13,379
Cato Corp., Class A	173,500	4,166
Children’s Place Retail Stores, Inc.A	148,750	7,277
Express, Inc.	283,610	5,165
Finish Line Inc., Class A	327,610	6,352
GameStop Corp., Class AB	248,300	8,666
Hanesbrands, Inc.	89,570	4,493
Lithia Motors, Inc., Class A	47,700	2,362
Men’s Wearhouse, Inc.	424,000	14,204
OfficeMax, Inc.B	747,100	8,599
Pep Boys, Inc.A	682,610	7,918
Rent-A-Center, Inc.	878,818	30,698
Rush Enterprises, Inc., Class AA	485,000	11,102
Sonic Automotive, Inc., Class A	103,640	2,279
Titan Machinery, Inc.A B	410,000	9,250
Zumiez, Inc.A B	174,090	5,043

		168,588

Textiles & Apparel—1.57%
Deckers Outdoor Corp.A B	188,370	10,383
G-III Apparel Group Ltd.A	50,200	2,041
Guess? Inc.B	645,150	17,858
Jones Group, Inc.	434,155	6,078
Oxford Industries, Inc.	67,330	3,981
Quiksilver, Inc.A	1,623,600	10,927
Skechers U.S.A. Inc., Class AA	436,330	9,067
True Religion Apparel, Inc.	158,820	4,298

		64,633

Total Consumer Discretionary		589,968

CONSUMER STAPLES—1.34%
Food & Drug Retailing—0.45%
Andersons, Inc.	46,640	2,543
Casey’s General Stores, Inc.	127,436	7,380
Harris Teeter Supermarkets, Inc.	204,730	8,555

		18,478

Food Products—0.80%
Darling International, Inc.A	746,790	13,823
Dole Food Co., Inc.A	532,750	5,732
Fresh Del Monte Produce, Inc.	150,480	3,824
Overhill Farms, Inc.A	316,300	1,265
Smithfield Foods, Inc.A	231,600	5,929

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
USANA Health Sciences, Inc.A B	36,800	$2,076

		32,649

Personal Products—0.01%
Steiner Leisure Ltd.A	11,700	567

Tobacco—0.08%
Universal Corp.B	58,400	3,361

Total Consumer Staples		55,055

ENERGY—6.45%
Energy Equipment & Services—3.90%
Atwood Oceanics, Inc.A	399,847	19,612
Bristow Group, Inc.	91,740	5,798
C&J Energy Services, Inc.A B	133,100	2,634
Exterran Holdings, Inc.A	137,700	3,638
Gulf Island Fabrication, Inc.	65,260	1,342
Hercules Offshore, Inc.A	396,270	2,921
Hornbeck Offshore Services, Inc.A	65,610	2,947
Key Energy Services, Inc.A	1,358,150	8,067
Matrix Service Co.A	143,225	2,153
McDermott International, Inc.A	573,960	6,130
Newpark Resources, Inc.A	1,903,300	19,984
Oil States International, Inc.A	97,900	8,748
Patterson-UTI Energy, Inc.	351,100	7,405
Precision Drilling Corp.B	2,403,400	19,468
RPC, Inc.B	548,800	7,266
SEACOR Holdings, Inc.	58,710	4,234
Superior Energy Services, Inc.A	364,740	10,063
Tesco Corp.A	663,364	8,093
Tidewater, Inc.	141,890	7,442
Unit Corp.A	294,685	12,386

		160,331

Oil & Gas—2.55%
Approach Resources, Inc.A B	298,250	7,074
Berry Petroleum Co., Class A	332,536	15,932
Bill Barrett Corp.A B	73,400	1,458
Cloud Peak Energy, Inc.	1,246,720	24,361
Delek US Holdings, Inc.	142,600	5,146
EPL Oil & Gas, Inc.A	339,750	11,100
Helix Energy Solutions Group, Inc.A	811,900	18,706
Resolute Energy Corp.A	102,000	940
Stone Energy Corp.A	399,100	7,874
Western Refining, Inc.	227,200	7,023
WPX Energy, Inc.A	330,300	5,163

		104,777

Total Energy		265,108

FINANCIALS—28.14%
Banks—11.75%
1st Source Corp.	60,700	1,428
Associated Banc-Corp	1,668,605	23,811
Astoria Financial Corp.	246,000	2,359
Bancorp, Inc.A	287,307	3,735
BancorpSouth, Inc.	730,982	11,696
Bank of Hawaii Corp.	121,886	5,813
Bank of the Ozarks, Inc.	625,400	25,598
BBCN Bancorp, Inc.	753,685	9,707
Beneficial Mutual Bancorp, Inc.A	197,600	1,689
Berkshire Hills Bancorp, Inc.	51,898	1,342
Brookline Bancorp, Inc.	703,220	5,907
Cardinal Financial Corp.	195,180	2,976

	Shares	Fair Value
		(000’s)
Cathay General Bancorp	198,960	$3,922
Chemical Financial Corp.	111,195	2,758
City Holding Co.B	35,710	1,363
City National Corp.	476,708	27,283
CoBiz Financial, Inc.	331,441	2,837
Columbia Banking System, Inc.	106,830	2,294
Community Bank System, Inc.	26,230	751
CTBI Preferred Capital Trust III	37,900	1,312
CVB Financial Corp.	652,013	7,087
Dime Community Bancshares, Inc.	86,255	1,231
East West Bancorp, Inc.	324,505	7,895
First Commonwealth Financial Corp.	283,600	2,028
First Financial Bancorp	710,050	10,913
First Financial Holdings, Inc.	79,000	1,583
First Horizon National Corp.	2,982,998	31,024
First Interstate Bancsystem, Inc.	296,000	6,015
First Midwest Bancorp, Inc.	736,787	9,247
First Niagara Financial Group, Inc.	595,277	5,661
FirstMerit Corp.	614,111	10,520
Flushing Financial Corp.	30,900	469
FNB Corp.	319,630	3,641
Fulton Financial Corp.	877,165	9,701
Glacier Bancorp, Inc.	145,944	2,693
Hancock Holding Co.	560,648	15,289
Home Federal Bancorp, Inc.	171,000	2,083
Iberiabank Corp.	411,670	18,780
Independent Bank Corp.	40,350	1,252
International Bancshares Corp.	211,272	4,099
Lakeland Financial Corp.	25,785	691
MB Financial, Inc.	495,860	12,277
National Penn Bancshares, Inc.	551,317	5,397
NBT Bancorp, Inc.	106,063	2,148
Northwest Bancshares, Inc.	279,190	3,420
Old National Bancorp	255,840	3,116
PacWest Bancorp	291,330	8,079
Pinnacle Financial Partners, Inc.A	86,420	2,097
Popular, Inc.A	226,200	6,444
PrivateBancorp, Inc.	192,800	3,698
Prosperity Bancshares, Inc.	415,569	19,091
Provident Financial Services, Inc.	491,580	7,536
Renasant Corp.	62,900	1,435
Republic Bancorp, Inc., Class A	45,800	1,017
Sandy Spring Bancorp, Inc.	58,700	1,202
SCBT Financial Corp.	48,450	2,314
State Bank Financial Corp.	861,150	12,668
Sterling Financial Corp.	153,900	3,355
Susquehanna Bancshares, Inc.	466,320	5,442
SVB Financial GroupA	61,530	4,375
Synovus Financial Corp.	5,666,120	15,242
Taylor Capital Group, Inc.A	27,000	396
TCF Financial Corp.	175,521	2,554
Umpqua Holdings Corp.	323,200	3,878
United Community Banks, Inc.A	190,080	2,081
Washington Federal, Inc.	504,730	8,666
Washington Trust Bancorp, Inc.	59,800	1,600
Webster Financial Corp.	829,301	19,381
WesBanco, Inc.	113,453	2,840
Western Alliance BancorpA	472,798	6,955
Wintrust Financial Corp.	402,620	14,438
Zions Bancorporation	391,400	9,636

		483,261

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Diversified Financials—3.95%
Advent Software, Inc.A	92,070	$2,674
CapitalSource, Inc.	523,850	4,688
Capitol Federal Financial, Inc.	411,650	4,874
Cash America International, Inc.B	354,400	15,462
CBIZ, Inc.A	52,520	341
CoreLogic, Inc.A	455,950	12,438
Credit Acceptance Corp.A	69,268	6,950
DFC Global Corp.A	49,630	670
E*Trade Financial Corp.A	1,805,810	18,581
Encore Capital Group, Inc.A	431,100	12,282
Euronet Worldwide, Inc.A	41,394	1,264
EZCORP, Inc., Class AA	1,010,150	17,071
Federated Investors, Inc., Class BB	235,937	5,417
Flagstar Bancorp, Inc.A	93,800	1,164
Global Cash Access Holdings, Inc.A	1,398,350	9,970
Green Dot Corp., Class AA B	704,450	11,067
Interactive Brokers Group, Inc., Class A	100,866	1,519
Janus Capital Group, Inc.	1,546,300	13,793
Nelnet, Inc., Class A	117,429	3,993
NewStar Financial, Inc.A	128,030	1,530
Oritani Financial Corp.	111,800	1,730
Piper Jaffray CosA	182,277	6,154
Prospect Capital Corp.	118,427	1,306
Waddell & Reed Financial, Inc., Class A	71,717	3,075
Walker & Dunlop, Inc.A	58,000	1,033
World Acceptance Corp.A B	39,580	3,517

		162,563

Insurance—8.51%
Allied World Assurance Co. Holdings AG	125,535	11,400
American Equity Investment Life Holding Co.	180,670	2,753
American Financial Group, Inc.	204,535	9,873
Amtrust Financial Services, Inc.B	185,110	5,861
Argo Group International Holdings Ltd.	257,000	10,653
Aspen Insurance Holdings Ltd.	855,295	32,664
Assurant, Inc.	94,700	4,502
CNO Financial Group, Inc.	2,287,730	25,897
Employers Holdings, Inc.	111,360	2,522
Endurance Specialty Holdings Ltd.	790,600	38,715
Enstar Group Ltd.A	138,143	17,557
FBL Financial Group, Inc., Class A	38,700	1,521
First American Financial Corp.	165,300	4,425
Global Indemnity PLCA	434,123	9,677
Hanover Insurance Group, Inc.	160,370	8,087
HCC Insurance Holdings, Inc.	188,860	8,045
Hilltop Holdings, Inc.A	50,000	670
Horace Mann Educators Corp.	533,700	12,035
Infinity Property & Casualty Corp.	43,738	2,482
Kemper Corp.	153,190	4,881
Maiden Capital Financing Trust	166,160	1,716
Montpelier Re Holdings Ltd.	214,563	5,527
National Western Life Insurance Co., Class A	7,730	1,412
Navigators Group, Inc.A	39,693	2,297
Old Republic International Corp.	403,800	5,451
Platinum Underwriters Holdings Ltd.	120,342	6,829
Primerica, Inc.	95,400	3,240
ProAssurance Corp.	492,480	24,127
Protective Life Corp.	475,840	18,110
Renaissancere Holdings Ltd.	51,000	4,788
RLI Corp.	86,780	6,235

	Shares	Fair Value
		(000’s)
Safety Insurance Group, Inc.	38,030	$1,889
Selective Insurance Group, Inc.	123,290	2,889
StanCorp Financial Group, Inc.	215,900	9,323
State Auto Financial Corp.	61,949	1,077
Symetra Financial Corp.	1,333,895	18,181
Tower Group International Ltd.	108,439	2,052
United Fire Group, Inc.	40,700	1,138
Validus Holdings Ltd.	249,130	9,619
White Mountains Insurance Group Ltd.	17,204	9,949

		350,069

Real Estate—3.93%
Ashford Hospitality Trust, Inc.D	58,800	757
Associated Estates Realty Corp.D	41,100	734
Brandywine Realty TrustD	290,635	4,339
CapLease, Inc.D	1,073,620	7,537
CBL & Associates Properties, Inc.D	127,175	3,070
Chatham Lodging TrustD	287,250	5,260
Chesapeake Lodging TrustD	472,500	11,179
Colony Financial, Inc.D	203,150	4,530
Corporate Office Properties TrustD	239,680	6,948
DCT Industrial Trust, Inc.D	590,330	4,622
EastGroup Properties, Inc.D	103,200	6,509
Education Realty Trust, Inc.D	456,830	5,021
First Potomac Realty TrustD	396,450	6,343
Forestar Group, Inc.A	86,800	1,870
Getty Realty Corp.B	308,370	6,602
Granite Real Estate Investment TrustD	145,300	5,747
Hospitality Properties TrustD	139,733	4,110
KKR Financial Holdings LLCE	56,610	605
LaSalle Hotel PropertiesD	500,650	12,982
Lexington Realty TrustD	530,360	6,794
National Health Investors, Inc.D	130,370	8,636
Omega Healthcare Investors, Inc.B D	160,665	5,281
Pebblebrook Hotel TrustD	300,224	8,154
Pennsylvania Real Estate Investment Trust	145,050	3,007
RLJ Lodging TrustD	711,400	16,391
Starwood Property Trust, Inc.D	368,150	10,120
Urstadt Biddle Properties, Inc., Class AD	194,610	4,334

		161,482

Total Financials		1,157,375

HEALTH CARE—5.49%
Biotechnology—0.30%
Charles River Laboratories International, Inc.A	86,394	3,757
United Therapeutics Corp.A	129,200	8,628

		12,385

Health Care Equipment & Supplies—0.57%
Computer Programs and Systems, Inc.	88,340	4,635
CONMED Corp.	59,220	1,855
Fabrinet	86,400	1,186
Hillenbrand, Inc.	55,060	1,384
Hill-Rom Holdings, Inc.	80,699	2,749
ICU Medical, Inc.A	85,380	5,145
Integra LifeSciences Holdings Corp.A	45,260	1,585
Natus Medical, Inc.A	293,440	3,671
Orthofix International N.V.A	33,160	1,074

		23,284

Health Care Providers & Services—4.09%
Air Methods Corp.	34,910	1,277

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Allscripts Healthcare Solutions, Inc.	586,650	$8,119
Almost Family, Inc.	15,780	311
Amsurg Corp.A	100,150	3,361
Community Health Systems, Inc.	227,300	10,359
Covance, Inc.A	182,300	13,593
Ensign Group, Inc.	127,112	4,432
Gentiva Health Services, Inc.	53,610	562
Hanger Orthopedic Group, Inc.A	288,790	8,776
Health Management Associates, Inc., Class A	1,172,500	13,473
HealthSouth Corp.A	1,378,490	37,909
Kindred Healthcare, Inc.A	235,980	2,475
LifePoint Hospitals, Inc.A	770,250	36,973
Magellan Health Services, Inc.A	76,510	3,914
MAXIMUS, Inc.	78,770	6,277
Omnicell, Inc.A	301,130	5,426
Owens & Minor, Inc.B	113,645	3,701
Select Medical Holdings Corp.	471,840	3,893
Triple-S Management Corp., Class BA	49,000	883
Vanguard Health Systems, Inc.A	192,468	2,816

		168,530

Pharmaceuticals—0.53%
Jazz Pharmaceuticals PLCA	95,700	5,584
PharMerica Corp.A	334,600	4,313
Questcor Pharmaceuticals, Inc.	135,700	4,171
Salix Pharmaceuticals Ltd.A	143,950	7,528

		21,596

Total Health Care		225,795

INDUSTRIALS—19.14%
Aerospace & Defense—2.64%
AAR Corp.	162,528	2,903
Aerovironment, Inc.A	585,070	11,327
Aircastle Ltd.	424,031	5,919
Alliant Techsystems, Inc.	312,535	23,240
Curtiss-Wright Corp.	139,277	4,574
Exelis, Inc.	310,400	3,467
Huntington Ingalls Industries, Inc.	448,800	23,742
Moog, Inc., Class AA	270,400	12,495
Triumph Group, Inc.	261,100	20,862

		108,529

Building Products—1.55%
Apogee Enterprises, Inc.	184,167	4,693
Armstrong World Industries, Inc.	171,830	8,770
Crane Co.	380,859	20,502
Drew Industries, Inc.	95,350	3,442
Simpson Manufacturing Co. Inc.	381,325	10,959
Trex Co. Inc.A	281,800	13,718
Universal Forest Products, Inc.	40,100	1,548

		63,632

Commercial Services & Supplies—5.88%
ABM Industries, Inc.	83,530	1,884
Aceto Corp.	644,050	6,698
Atlas Air Worldwide Holdings, Inc.A	412,350	15,422
Brink’s Co.	126,240	3,347
Convergys Corp.	308,790	5,256
Con-way, Inc.	645,100	21,803
CSG Systems International, Inc.A	127,560	2,757
Deluxe Corp.	138,960	5,300
DeVry, Inc.	257,300	7,207
Dun & Bradstreet Corp.B	101,600	8,987

	Shares	Fair Value
		(000’s)
Ennis, Inc.	81,580	$1,254
Geo Group, Inc.D	362,672	13,582
Heidrick & Struggles International, Inc.	161,500	2,135
Herman Miller, Inc.	791,950	19,870
Hudson Global, Inc.A	630,300	2,080
Interface, Inc.	449,510	7,525
Kelly Services, Inc., Class A	89,600	1,525
Koppers Holdings, Inc.	74,044	3,251
Korn/Ferry InternationalA	1,115,730	18,465
Manpowergroup, Inc.	139,400	7,411
McGrath Rentcorp	175,688	5,457
Mobile Mini, Inc.A	858,400	24,146
Monotype Imaging Holdings, Inc.	303,270	7,033
Navigant Consulting, Inc.A	101,623	1,253
PHH Corp.A B	774,100	16,318
PHI, Inc.A	31,100	864
Pitney Bowes, Inc.B	337,400	4,612
Quad Graphics, Inc.B	81,800	1,710
Steelcase, Inc., Class A	456,562	5,798
TAL International Group, Inc.B	84,580	3,502
Tetra Tech, Inc.A	143,040	3,761
TrueBlue, Inc.A	404,830	8,388
United Stationers Supply Co.	100,500	3,263

		241,864

Construction & Engineering—1.86%
AECOM Technology Corp.A	225,000	6,541
Aegion Corp.A	579,600	12,206
Comfort Systems USA, Inc.	878,455	11,271
Dycom Industries, Inc.A	650,550	12,569
EMCOR Group, Inc.	217,975	8,152
Foster Wheeler AGA	133,097	2,808
Granite Construction, Inc.	121,075	3,350
Tutor Perini Corp.	513,952	8,449
URS Corp.	251,360	11,040

		76,386

Diversified Manufacturing—0.38%
Barnes Group, Inc.	298,997	8,303
Myers Industries, Inc.	502,046	7,440

		15,743

Electrical Equipment—1.45%
Brady Corp., Class A	55,524	1,881
EnerSys, Inc.A	490,495	22,484
General Cable Corp.A	231,719	7,990
Geospace Technologies Corp.A	28,470	2,402
GrafTech International Ltd.A B	1,359,950	9,764
Power-One, Inc.A B	—	—
Regal-Beloit Corp.	194,400	15,284

		59,805

Industrial Conglomerates—0.25%
Carlisle Cos., Inc.	42,992	2,789
Chemed Corp.	75,100	6,130
Standex International Corp.	27,700	1,465

		10,384

Machinery—3.61%
Actuant Corp., Class A	148,200	4,639
Astec Industries, Inc.	156,280	5,131
Briggs & Stratton Corp.	63,575	1,430
CIRCOR International, Inc.	211,700	10,020
Esterline Technologies Corp.A	43,314	3,250
FreightCar America, Inc.	135,470	2,829
Greenbrier Cos., Inc.A	68,000	1,534

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
ITT Corp.	155,310	$4,287
Kennametal, Inc.	132,600	5,303
L.B. Foster Co., Class A	14,000	618
Meritor, Inc.A	979,700	5,682
Miller Industries, Inc.	231,100	3,492
NACCO Industries, Inc., Class A	18,400	1,068
Oshkosh Corp.A	870,600	34,179
SPX Corp.	28,044	2,090
Terex Corp.	726,000	20,763
Titan International, Inc.B	1,142,460	25,487
Trinity Industries, Inc.	120,400	5,082
Wabash National Corp.A	171,000	1,613
WABCO Holdings, Inc.A	136,900	9,888

		148,385

Marine—0.24%
CAI International, Inc.A	36,900	941
Kirby Corp.A	106,050	7,942
Ship Finance International LtdB	70,640	1,164

		10,047

Real Estate—0.21%
Amerco, Inc.	54,290	8,724

Road & Rail—0.74%
Forward Air Corp.	380,009	14,018
Landstar System, Inc.	105,190	5,750
Ryder System, Inc.	75,695	4,396
Werner Enterprises, Inc.	270,780	6,217

		30,381

Trading Companies & Distributors—0.33%
Air Lease Corp.	246,000	6,768
WESCO International, Inc.A	92,600	6,638

		13,406

Total Industrials		787,286

INFORMATION TECHNOLOGY—10.37%
Communications Equipment—1.55%
Anixter International, Inc.	89,100	6,392
ARRIS Group, Inc.A	1,189,113	19,632
Brocade Communications Systems, Inc.A	1,734,897	10,097
Harmonic, Inc.A	192,900	1,096
InterDigital, Inc.B	356,050	15,812
IxiaA	317,330	5,226
Plantronics, Inc.	86,805	3,804
Symmetricom, Inc.A	315,000	1,638

		63,697

Computers & Peripherals—0.52%
Lexmark International, Inc., Class AB	106,500	3,228
Mercury Systems, Inc.A	580,637	4,488
NCR Corp.A	104,996	2,863
Synaptics, Inc.A B	66,600	2,746
Xyratex Ltd.	756,900	8,084

		21,409

Electronic Equipment & Instruments—2.80%
AVX Corp.	282,800	3,198
Benchmark Electronics, Inc.A	156,100	2,785
Celestica, Inc.A	101,540	877
Ingram Micro, Inc., Class AA	436,891	7,781
Intersil Corp., Class A	284,600	2,208
Itron, Inc.A	261,961	10,387
Littelfuse, Inc.	203,300	14,194
Methode Electronics, Inc.	774,500	11,137

	Shares	Fair Value
		(000’s)
MTS Systems Corp.	32,885	$2,004
Plexus Corp.A	547,294	14,762
Sanmina Corp.A	352,320	4,446
Tech Data Corp.A	82,871	3,873
Tessco Technologies, Inc.	13,940	285
TTM Technologies, Inc.A	74,830	541
Vishay Intertechnology, Inc.A	2,612,200	36,676

		115,154

Internet Software & Services—0.23%
Grand Canyon Education, Inc.A	193,540	4,949
j2 Global, Inc.	114,000	4,640

		9,589

IT Consulting & Services—0.94%
Booz Allen Hamilton Holding Corp.	273,200	4,150
CACI International, Inc., Class AA B	71,600	4,188
CIBER, Inc.A	117,200	499
iGATE Corp.A	95,900	1,601
Lender Processing Services, Inc.	184,200	5,110
Mantech International Corp., Class AB	108,490	2,896
SYNNEX Corp.A	528,660	18,291
Unisys Corp.A	109,830	2,101

		38,836

Semiconductor Equipment & Products—2.94%
ATMI, Inc.A	240,670	5,235
Brooks Automation, Inc.	1,276,700	12,410
Entropic Communications, Inc.A B	1,730,300	7,336
Fairchild Semiconductor International, Inc.A	575,780	7,428
FEI Co.	77,890	4,976
International Rectifier Corp.A	172,900	3,667
Kulicke & Soffa Industries, Inc.A	1,092,202	12,626
Micrel, Inc.	368,080	3,703
Microsemi Corp.	174,315	3,626
MKS Instruments, Inc.	212,050	5,698
Omnivision Technologies, Inc.A	1,168,450	15,668
ON Semiconductor Corp.A	1,012,600	7,959
Photronics, Inc.A	782,300	6,172
PMC—Sierra, Inc.A	534,650	3,080
Power Integrations, Inc.	111,040	4,598
Teradyne, Inc.A	1,007,230	16,558

		120,740

Software—1.39%
Cognex Corp.	136,460	5,417
Comverse, Inc.A	192,280	5,101
DST Systems, Inc.	49,055	3,392
EPIQ Systems, Inc.	25,660	358
FARO Technologies, Inc.A	295,780	11,473
Mentor Graphics Corp.	1,145,660	20,921
Take-Two Interactive Software, Inc.	688,780	10,511

		57,173

Total Information Technology		426,598

MATERIALS—5.84%
Chemicals—2.02%
A. Schulman Europe GmbH	35,970	934
Cabot Corp.	84,253	3,165
Cytec Industries, Inc.	108,410	7,899
Huntsman Corp.	626,472	11,815
Innospec, Inc.	58,000	2,553
Landec Corp.A	379,450	5,088
LSB Industries, Inc.A	61,400	2,005

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Methanex Corp.	228,450	$9,682
Olin Corp.	739,295	17,869
PolyOne Corp.	957,400	21,569
Scotts Miracle-Gro Co., Class A	7,900	358
Zep, Inc.	19,944	303

		83,240

Containers & Packaging—0.66%
Boise, Inc.	307,630	2,458
Jarden Corp.A	154,174	6,939
KapStone Paper and Packaging Corp.	282,702	8,362
Owens-Illinois, Inc.A	350,400	9,209

		26,968

Metals & Mining—2.60%
AMCOL International Corp.	217,068	6,679
AuRico Gold, Inc.B	2,299,350	11,888
Carpenter Technology Corp.	143,210	6,439
Century Aluminum Co.A	220,800	1,802
Coeur d’Alene Mines Corp.	351,144	5,351
Gibraltar Industries, Inc.A	468,139	8,754
Haynes International, Inc.	232,380	11,296
Horsehead Holding Corp.A	632,300	6,766
Kaiser Aluminum Corp.	52,170	3,287
Materion Corp.	699,050	18,518
Noranda Aluminum Holding Corp.	885,100	3,372
Pan American Silver Corp.	158,633	2,094
RTI International Metals, Inc.A	47,700	1,384
Steel Dynamics, Inc.	204,908	3,082
SunCoke Energy, Inc.A	115,400	1,746
US Silica Holdings, Inc.B	317,000	6,476
Worthington Industries, Inc.	249,850	8,040

		106,974

Paper & Forest Products—0.56%
Buckeye Technologies, Inc.	96,600	3,631
Domtar Corp.	72,480	5,038
Louisiana-Pacific Corp.A	389,140	7,052
Resolute Forest Products Inc.A	278,900	4,080
Schweitzer-Mauduit International, Inc.	79,400	3,199

		23,000

Total Materials		240,182

TELECOMMUNICATION SERVICES—0.28%
Diversified Telecommunication Services—0.14%
EchoStar Corp., Class AA	98,800	3,880
Vonage Holdings Corp.A	588,000	1,793

		5,673

Wireless Telecommunication Services—0.14%
Telephone & Data Systems, Inc.	253,663	5,692

Total Telecommunication Services		11,365

UTILITIES—3.11%
Electric Utilities—2.34%
El Paso Electric Co.	248,250	9,299
Great Plains Energy, Inc.	979,210	23,629
Hawaiian Electric Industries, Inc.	302,780	8,569
IDACORP, Inc.	210,940	10,381
NorthWestern Corp.	154,800	6,659
NV Energy, Inc.	236,200	5,109
Ormat Technologies, Inc.B	113,500	2,467
PNM Resources, Inc.	218,910	5,256

	Shares	Fair Value
		(000’s)
Portland General Electric Co.	773,334	$24,941
TECO Energy, Inc.	19,335	370

		96,680

Gas—0.31%
Atmos Energy Corp.	86,400	3,834
Energen Corp.	64,363	3,052
WGL Holdings, Inc.	122,800	5,675

		12,561

Multi-Utilities—0.46%
Avista Corp.	146,030	4,096
Westar Energy, Inc.	421,290	14,728

		18,824

Total Utilities		128,065

Total Common Stock (Cost $3,131,430)		3,886,797

SHORT-TERM INVESTMENTS- 5.23%
American Beacon U.S. Government Money Market Select Fund, Select Class C	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund, Capital Class	194,885,654	194,886

Total Short-Term Investments (Cost $214,886)		214,886

SECURITIES LENDING COLLATERAL—6.11%
DWS Government and Agency Securities Portfolio, Institutional Class	28,314,220	28,314
American Beacon U.S. Government Money Market Select Fund, Select ClassC	222,969,902	222,970

Total Securities Lending Collateral (Cost $251,284)		251,284

TOTAL INVESTMENTS —105.85% (Cost $3,597,600)		4,352,967
LIABILITIES, NET OF OTHER ASSETS—(5.85%)		(240,655)

TOTAL NET ASSETS—100.00%		$4,112,312

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at April 30, 2013.
C	The Fund is affiliated by having the same investment advisor.
D	REIT—Real Estate Investment Trust.
E	Limited Liability Company.

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2,175	June, 2013	$205,559	$2,810

				$205,559	$2,810

See accompanying notes

11

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A C	$4,109,997
Investments in affiliated securities, at fair value B	242,970
Deposit with brokers for futures contracts	10,767
Receivable for investments sold	15,303
Dividends and interest receivable	985
Receivable for fund shares sold	4,654
Receivable for variation margin from open futures contracts	1,286
Prepaid expenses	41

Total assets	4,386,003

Liabilities:
Payable for investments purchased	9,827
Payable upon return of securities loaned	251,284
Payable for fund shares redeemed	5,493
Management and investment advisory fees payable	5,592
Administrative service and service fees payable	1,044
Transfer agent fees payable	66
Custody and fund accounting fees payable	48
Professional fees payable	41
Prospectus and shareholder reports fees payable	238
Trustee fees payable	34
Other liabilities	24

Total liabilities	273,691

Net assets	$4,112,312

Analysis of Net Assets:
Paid-in-capital	3,248,883
Undistributed net investment income	8,153
Accumulated net realized gain	97,099
Unrealized appreciation of investments, foreign currency translations, and futures contracts	758,177

Net assets	$4,112,312

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	117,873,897

Y Class	2,575,061

Investor Class	34,256,991

Advisor Class	2,512,993

Retirement Class	302,029

A Class	266,198

C Class	172,067

AMR Class	16,007,967

Net assets (not in thousands):
Institutional Class	$2,803,570,287

Y Class	$60,771,938

Investor Class	$793,794,867

Advisor Class	$57,819,940

Retirement Class	$6,848,497

A Class	$6,120,810

C Class	$3,907,088

AMR Class	$379,478,482

See accompanying notes

12

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands, except share and per share amounts)

Net asset value, offering and redemption price per share:
Institutional Class	$23.78

Y Class	$23.60

Investor Class	$23.17

Advisor Class	$23.01

Retirement Class	$22.67

A Class (offering price $24.39)	$22.99

C Class	$22.71

AMR Class	$23.71

A Cost of investments in unaffiliated securities	$3,354,630
B Cost of investments in affiliated securities	$242,970
C Fair value of securities on loan	$245,447

See accompanying notes

13

American Beacon Small Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2013 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$44,679
Dividend income from affiliated securities	4
Interest income	164
Income derived from securities lending, net	1,286

Total investment income	46,133

Expenses:
Management and investment advisory fees (Note 2)	8,922
Administrative service fees (Note 2):
Institutional Class	3,723
Y Class	75
Investor Class	1,154
Advisor Class	77
Retirement Class	9
A Class	10
C Class	6
AMR Class	85
Transfer agent fees:
Institutional Class	143
Y Class	1
Investor Class	25
Advisor Class	2
Retirement Class	1
A Class	1
C Class	1
AMR Class	7
Custody and fund accounting fees	217
Professional fees	70
Registration fees and expenses	62
Service fees (Note 2):
Y Class	25
Investor Class	1,402
Advisor Class	64
Retirement Class	8
A Class	4
C Class	2
Distribution fees (Note 2):
Advisor Class	64
Retirement Class	16
A Class	6
C Class	15
Prospectus and shareholder report expenses	135
Insurance fees	15
Trustee fees	130
Other expenses	54

Total expenses	16,531

Net fees waived and expenses reimbursed (Note 2)	(2)

Net expenses	16,529

Net investment income	29,604

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	120,078
Commission recapture (Note 3)	44
Foreign currency transactions	2
Futures contracts	15,126
Change in net unrealized appreciation or (depreciation) from:
Investments	415,571
Futures contracts	6,174

Net gain on investments	556,995

Net increase in net assets resulting from operations	$586,599

A Foreign taxes	$79

See accompanying notes

14

American Beacon Small Cap Value FundSM

Statement of Changes of Net Assets (in thousands)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$29,604	$26,394
Net realized gain from investments, futures contracts, and foreign currency transactions	135,250	231,741
Change in net unrealized appreciation from investments, futures contracts, and foreign currency transactions	421,745	125,094

Net increase in net assets resulting from operations	586,599	383,229

Distributions to Shareholders:
Net investment income:
Institutional Class	(28,357)	(8,493)
Y Class	(583)	(185)
Investor Class	(6,426)	(197)
Advisor Class	(423)	—
Retirement Class	(46)	(14)
A Class	(41)	(4)
C Class	(11)	—
AMR Class	(4,619)	(2,114)
Net realized gain on investments:
Institutional Class	(61,005)	—
Y Class	(1,275)	—
Investor Class	(20,484)	—
Advisor Class	(1,302)	—
Retirement Class	(190)	—
A Class	(120)	—
C Class	(71)	—
AMR Class	(8,358)	—

Net distributions to shareholders	(133,311)	(11,007)

Capital Share Transactions:
Proceeds from sales of shares	611,769	787,975
Reinvestment of dividends and distributions	130,635	10,798
Cost of shares redeemed	(424,709)	(922,085)

Net increase (decrease) in net assets from capital share transactions	317,695	(123,312)

Net increase in net assets	770,983	248,910

Net Assets:
Beginning of period	3,341,329	3,092,419

End of Period *	$4,112,312	$3,341,329

*Includes undistributed net investment income of	$8,153	$19,858

See accompanying notes

15

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-four Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:

Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

Advisor Class	Investors investing through an intermediary

Retirement Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charge

C Class	General public and investors investing through an intermediary with applicable sales charge

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures About Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2013 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.48%	$8,922	$7,834	$1,088

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American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and Management and investment advisory fees on the Statement of Operations. During the six months ended April 30, 2013, securities lending fees paid to the Manager were $152,776.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund, and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

17

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2013, the Manager earned fees from the Select Funds totaling $6,806 on the Fund’s direct investment in the Select Funds and $93,440 from the Fund’s securities lending collateral invested in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2013, the Fund did not participate in the program.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2013, the Manager contractually agreed to reimburse the A and C Classes $1,193 and $809, respectively. Of these amounts, $228 was receivable at April 30, 2013. The reimbursed expenses will expire in 2016. The carryover of excess expenses potentially reimbursable to the Manger, but not recorded as a liability is $5,000 expiring in 2015. The Fund has not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2013, Foreside collected $5,271 from the sale of Class A shares.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2013, $419 in CDSC fees were collected for Class C Shares.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the six months ended April 30, 2013, there were no transfers between levels. As of April 30, 2013, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock*	$3,886,797	$—	$—	$3,886,797
Short-Term Investments – Money Markets	214,886	—	—	214,886
Securities Lending Collateral invested in Money Markets	251,284	—	—	251,284

Total Investments in Securities	$4,352,967	$—	$—	$4,352,967

Futures Contracts	$2,810	$—	$—	$2,810

*	Refer to the Schedules of Investments for Industry Information.

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

The following is a summary of the fair valuation of the Fund’s derivative instruments (1) (3):

Fair Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2013 (in thousands):

Statement of Assets and Liabilities	Derivatives		Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts	(2)	$2,810

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2013 (in thousands):

Statement of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$15,126
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	6,174

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)

Includes only current day’s variation margin as reported within the Statement of Assets and Liabilities. Cumulative appreciation or (depreciation) of futures contracts is reported in the Schedule of Investments footnotes.

(3)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. The tax years for the periods ended October 31, 2009, 2010, 2011, and 2012 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$28,357	$8,493
Y Class	583	185
Investor Class	6,426	197
Advisor Class	423	—
Retirement Class	46	14
A Class	41	4
C Class	11	—
AMR Class	4,619	2,114
Long-Term Capital gain
Institutional Class	61,005	—
Y Class	1,275	—
Investor Class	20,484	—
Advisor Class	1,302	—
Retirement Class	190	—
A Class	120	—
C Class	71	—
AMR Class	8,358	—

Total distributions paid	$133,311	$11,007

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

As of April 30, 2013, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$3,636,620
Unrealized appreciation	825,874
Unrealized depreciation	(109,527)

Net unrealized appreciation	716,347
Undistributed ordinary income	49,635
Accumulated long-term gain	94,638
Other temporary differences	2,809

Distributable earnings or (deficits)	$863,429

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities as of April 30, 2013 (in thousands):

Paid-in-capital	$(59)
Undistributed net investment income	(803)
Accumulated net realized gain (loss)	862
Unrealized appreciation or (depreciation) of investments and futures contracts	—
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of RICs. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of April 30, 2013, the Fund did not have capital loss carryforwards.

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2013 were $1,734,188 and $1,503,461, respectively (in thousands).

A summary of the Fund’s direct transactions and security lending collateral transactions in the Select Funds for the six months ended April 30, 2013 is set forth below (in thousands):

Type of Transaction	Affiliate	October 31, 2012 Shares/Fair Value	Purchases	Sales	April 30, 2013 Shares/Fair Value
Direct	USG Select Fund	$5,000	$15,000	$—	$20,000
Securities Lending	USG Select Fund	155,060	427,590	359,680	222,970

5. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2013, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 245,447	$—	$251,284

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

6. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2013

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,133	$434,487	855	$18,974	3,682	$81,278	576	$12,516
Reinvestment of dividends	4,074	87,155	76	1,609	1,279	26,702	83	1,725
Shares redeemed	(9,388)	(209,747)	(222)	(4,950)	(7,264)	(159,136)	(344)	(7,488)

Net increase (decrease) in shares outstanding	13,819	$311,895	709	$15,633	(2,303)	$(51,156)	315	$6,753

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	101	$2,206	94	$2,097	58	$1,268	2,567	$58,943
Reinvestment of dividends	12	236	7	151	4	80	609	12,977
Shares redeemed	(128)	(2,726)	(35)	(786)	(6)	(135)	(1,767)	(39,741)

Net increase (decrease) in shares outstanding	(15)	$(284)	66	$1,462	56	$1,213	1,409	$32,179

For the Year Ended October 31, 2012

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,720	$479,712	849	$16,953	6,070	$119,765	1,164	$22,488
Reinvestment of dividends	434	8,287	10	185	10	194	—	—
Shares redeemed	(18,398)	(371,650)	(560)	(11,286)	(15,772)	(310,055)	(786)	(15,262)

Net increase (decrease) in shares outstanding	5,756	$116,349	299	$5,852	(9,692)	$(190,096)	378	$7,226

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	273	$5,134	157	$3,079	68	$1,319	7,278	$139,525
Reinvestment of dividends	1	14	—	4	—	—	111	2,114
Shares redeemed	(57)	(1,121)	(57)	(1,158)	(13)	(260)	(10,896)	(211,293)

Net increase (decrease) in shares outstanding	217	$4,027	100	$1,925	55	$1,059	(3,507)	$(69,654)

25

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011A	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.04		$18.75	$17.84	$14.39	$12.53	$22.10

Income from investment operations:
Net investment income (loss)	0.18		0.17	0.08	0.08	0.10	0.25
Net gains (losses) from investments (both realized and unrealized)	3.41		2.20	0.92	3.46	1.96	(7.13)

Total income (loss) from investment operations	3.59		2.37	1.00	3.54	2.06	(6.88)

Less distributions:
Dividends from net investment income	(0.27)		(0.08)	(0.09)	(0.09)	(0.20)	(0.22)
Distributions from net realized gains on securities	(0.58)		—	—	—	—	(2.47)

Total distributions	(0.85)		(0.08)	(0.09)	(0.09)	(0.20)	(2.69)

Net asset value, end of period	$23.78		$21.04	$18.75	$17.84	$14.39	$12.53

Total return B,C	17.54	%D	12.71%	5.57%	24.71%	16.97%	(34.84)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,803,570		$2,189,761	$1,843,285	$1,470,084	$1,040,805	$826,232
Ratios to average net assets:
Expenses before reimbursements	0.83	%E	0.82%	0.82%	0.81%	0.84%	0.81%
Expenses, net of reimbursements	0.83	%E	0.82%	0.82%	0.81%	0.84%	0.81%
Net investment income (loss), before reimbursements	1.64	%E	0.87%	0.47%	0.52%	0.87%	1.36%
Net investment income (loss), net of reimbursements	1.64	%E	0.87%	0.47%	0.52%	0.87%	1.36%
Portfolio turnover rate	22	%D	51%	59%	59%	61%	62%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

26

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30, 2013		Year Ended October 31,			Aug. 3 to Oct. 31, 2009		Six Months Ended April 30, 2013		Year Ended October 31,
		2012	2011A	2010					2012	2011A	2010	2009	2008
(unaudited)							(unaudited)
$20.89		$18.66	$17.76	$14.37	$14.03		$20.47		$18.23	$17.40	$14.05	$12.22	$21.62

0.16		0.15	0.06	0.14	0.00		0.16		0.11	0.02	0.03	0.08	0.20

3.40		2.19	0.92	3.36	0.34		3.30		2.13	0.88	3.37	1.91	(6.97)

3.56		2.34	0.98	3.50	0.34		3.46		2.24	0.90	3.40	1.99	(6.77)

(0.27)		(0.11)	(0.08)	(0.11)	—		(0.18)		0.00	(0.07)	(0.05)	(0.16)	(0.16)

(0.58)		—	—	—	—		(0.58)		—	—	—	—	(2.47)

(0.85)		(0.11)	(0.08)	(0.11)	—		(0.76)		0.00	(0.07)	(0.05)	(0.16)	(2.63)

$23.60		$20.89	$18.66	$17.76	$14.37		$23.17		$20.47	$18.23	$17.40	$14.05	$12.22

17.49	%D	12.58%	5.49%	24.44%	2.42	%D	17.34	%D	12.25%	5.20%	24.21%	16.59%	(35.04)%

$60,772		$38,982	$29,234	$931	$1		$793,795		$748,550	$843,400	$911,737	$719,239	$699,670

0.92	%E	0.91%	0.94%	0.91%	1.11	%E	1.19	%E	1.18%	1.17%	1.18%	1.15%	1.06%
0.92	%E	0.91%	0.94%	0.91%	1.11	%E	1.19	%E	1.18%	1.17%	1.18%	1.15%	1.06%

1.42	%E	0.77%	0.30%	0.39%	0.03	%E	1.38	%E	0.51%	0.12%	0.17%	0.59%	1.12%

1.42	%E	0.77%	0.30%	0.39%	0.03	%E	1.38	%E	0.51%	0.12%	0.17%	0.59%	1.12%
22	%D	51%	59%	59%	61	%F	22	%D	51%	59%	59%	61%	62%

27

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011A	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.35		$18.15	$17.33	$13.97	$12.13	$21.46

Income from investment operations:
Net investment income (loss)	0.13		0.06	(0.01)	0.01	0.06	0.16
Net gains (losses) from investments (both realized and unrealized)	3.30		2.14	0.89	3.35	1.90	(6.93)

Total income (loss) from investment operations	3.43		2.20	0.88	3.36	1.96	(6.77)

Less distributions:
Dividends from net investment income	(0.19)		—	(0.06)	—	(0.12)	(0.09)
Distributions from net realized gains on securities	(0.58)		—	—	—	—	(2.47)

Total distributions	(0.77)		—	(0.06)	—	(0.12)	(2.56)

Net asset value, end of period	$23.01		$20.35	$18.15	$17.33	$13.97	$12.13

Total return B,C	17.28	%D	12.18%	5.07%	24.05%	16.41%	(35.19)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$57,820		$44,731	$33,032	$32,295	$28,333	$33,479
Ratios to average net assets:
Expenses before reimbursements	1.32	%E	1.32%	1.32%	1.32%	1.34%	1.31%
Expenses, net of reimbursements	1.32	%E	1.32%	1.32%	1.32%	1.31%	1.31%
Net investment income (loss), before reimbursements	1.13	%E	0.35%	(0.02)%	0.03%	0.44%	0.86%
Net investment income (loss), net of reimbursements	1.13	%E	0.35%	(0.02)%	0.03%	0.48%	0.86%
Portfolio turnover rate	22	%D	51%	59%	59%	61%	62%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

28

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Retirement Class							A Class
	Six Months Ended April 30, 2013		Year Ended October 31,			May 1 to Oct. 31, 2009		Six Months Ended April 30, 2013		Year Ended October 31,		May 17 to Oct. 31, 2010
			2012	2011A	2010					2012	2011A
	(unaudited)							(unaudited)
Net asset value, beginning of period	$20.05		$18.01	$17.23	$13.95	$11.58		$20.35		$18.19	$17.39	$17.33

Income from investment operations:
Net investment income (loss)	0.10		0.06	0.02	0.04	(0.02)		0.14		0.08	0.03	0.00
Net gains (losses) from investments (both realized and unrealized)	3.24		2.05	0.81	3.28	2.39		3.28		2.12	0.83	0.06

Total income (loss) from investment operations	3.34		2.11	0.83	3.32	2.37		3.42		2.20	0.86	0.06

Less distributions:
Dividends from net investment income	(0.14)		(0.07)	(0.05)	(0.04)	—		(0.20)		(0.04)	(0.06)	—
Distributions from net realized gains on securities	(0.58)		—	—	—	—		(0.58)			—	—

Total distributions	(0.72)		(0.07)	(0.05)	(0.04)	—		(0.78)		(0.04)	(0.06)	—

Net asset value, end of period	$22.67		$20.05	$18.01	$17.23	$13.95		$22.99		$20.35	$18.19	$17.39

Total return B,C	17.12	%D	11.77%	4.79%	23.82%	20.47	%D	17.23	%D	12.11%	4.92%	0.35	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,849		$6,366	$1,817	$360	$1		$6,121		$4,064	$1,822	$18
Ratios to average net assets:
Expenses before reimbursements	1.60	%E	1.63%	1.62%	1.54%	1.53	%E	1.37	%E	1.44%	1.57%	1.28	%E
Expenses, net of reimbursements	1.60	%E	1.63%	1.62%	1.54%	1.53	%E	1.32	%E	1.34%	1.57%	1.28	%E
Net investment income (loss), before reimbursements	1.10	%E	0.02%	(0.35)%	(0.20)%	(0.28	)%E	1.01	%E	0.21%	(0.32)%	0.01	%E
Net investment income (loss), net of reimbursements	1.10	%E	0.02%	(0.35)%	(0.20)%	(0.28	)%E	1.06	%E	0.32%	(0.32)%	0.01	%E
Portfolio turnover rate	22	%D	51%	59%	59%	61	%F	22	%D	51%	59%	59	%G

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

29

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class						AMR Class
	Six Months Ended April 30, 2013		Year Ended October 31,		September 01 to October 31, 2010		Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011A					2012	2011A	2010	2009	2008
	(unaudited)						(unaudited)
Net asset value, beginning of period	$20.07		$18.04	$17.37	$15.62		$21.00		$18.71	$17.76	$14.32	$12.48	$22.05

Income from investment operations:
Net investment income (loss)	0.08		(0.03)	(0.04)	(0.01)		0.18		0.34	0.13	0.18	0.11	0.33
Net gains (losses) from investments (both realized and unrealized)	3.23		2.06	0.74	1.76		3.43		2.08	0.92	3.38	1.97	(7.15)

Total income (loss) from investment operations	3.31		2.03	0.70	1.75		3.61		2.42	1.05	3.56	2.08	(6.82)

Less distributions:
Dividends from net investment income	(0.09)		—	(0.03)	—		(0.32)		(0.13)	(0.10)	(0.12)	(0.24)	(0.28)
Distributions from net realized gains on securities	(0.58)		—	—	—		(0.58)		—	—	—	—	(2.47)

Total distributions	(0.67)		—	(0.03)	—		(0.90)		(0.13)	(0.10)	(0.12)	(0.24)	(2.75)

Net asset value, end of period	$22.71		$20.07	$18.04	$17.37		$23.71		$21.00	$18.71	$17.76	$14.32	$12.48

Total return B,C	16.86	%D	11.25%	4.06%	11.20	%D	17.70	%D	13.00%	5.85%	25.00%	17.30%	(34.71)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,907		$2,330	$1,106	$6		$379,478		$306,545	$338,723	$320,715	$271,066	$209,927
Ratios to average net assets:
Expenses before reimbursements	2.12	%E	2.21%	2.60%	2.69	%E	0.57	%E	0.56%	0.56%	0.57%	0.59%	0.56%
Expenses, net of reimbursements	2.07	%E	2.10%	2.60%	2.10	%E	0.57	%E	0.56%	0.56%	0.57%	0.59%	0.56%
Net investment income (loss), before reimbursements	0.18	%E	(0.54)%	(1.36)%	(1.86	)%E	1.90	%E	1.14%	0.72%	0.76%	1.11%	1.62%
Net investment income (loss), net of reimbursements	0.24	%E	(0.43)%	(1.36)%	(1.28	)%E	1.90	%E	1.14%	0.72%	0.76%	1.11%	1.62%
Portfolio turnover rate	22	%D	51%	59%	59	%G	22	%D	51%	59%	59%	61%	62%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

30

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by email. If you are interest in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/13

American Beacon®
FUNDS

2013 SEMI-ANNUAL REPORT

APRIL 30, 2013

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President’s Message	1

Performance Overviews	2-6

Schedule of Investments:

Emerging Markets Fund	8

International Equity Fund	13

Financial Highlights	36

Additional Information	Back Cover

Emerging Markets

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign securities are heightened when investing in emerging markets. Please see the prospectus for a complete discussion of the Fund’s risks.

International Equity

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2013

Dear Shareholders,

Despite persistent negative news from around the world, global stock markets have been surprisingly positive. For the six months that ended April 30, 2013, the MSCI EAFE Index – which tracks the stock markets in Europe, Australia and the Far East – returned 16.90%. The economic turmoil in Europe shouldn’t detract from the fact that many companies there have been growing in recent years.

Although emerging markets didn’t fare as well as the developed markets, the MSCI Emerging Markets Index still produced a positive return of 5.29% for the period.

For the six-month period ended on April 30, 2013:

•	The American Beacon Emerging Markets Fund (Institutional Class) returned 6.52%.

•	The American Beacon International Equity Fund (Institutional Class) returned 13.14%.

Our teams of sub-advisors work diligently on behalf of these funds, looking all over the world for promising investments with an appropriate amount of risk. We’re proud of their efforts, and remain focused on providing you with well-diversified portfolios that seek to take advantage of the best the world has to offer.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Emerging Markets Fund (the “Fund”) returned 6.26% for the six months ended April 30, 2013. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of 5.29% but underperformed the Lipper Emerging Markets Funds Index return of 7.49% for the period.

Total Returns for the Period ended 4/30/2013:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,6)	6.52%	5.86%	-0.86%	14.84%
Y Class (1,2,6)	6.45%	5.80%	-0.94%	14.79%
Investor Class (1,6)	6.26%	5.41%	-1.24%	14.46%
A Class with sales charge (1,3,6)	0.18%	-0.66%	-2.42%	13.78%
A Class without sales charge (1,3,6)	6.31%	5.36%	-1.26%	14.45%
C Class with sales charges (1,4,6)	4.88%	3.56%	-1.64%	14.23%
C Class without sales charge (1,4,6)	5.88%	4.56%	-1.64%	14.23%
AMR Class (1,6)	6.48%	5.93%	-0.76%	15.05%
MSCI Emg Mkts Index (5)	5.29%	3.97%	-0.33%	16.15%
Lipper Emg Mkts Funds Index (5)	7.49%	7.03%	-0.34%	15.65%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03.
3.	Fund performance for the five-year and ten-year periods represent returns achieved by the Investor Class from 4/30/03 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. The maximum sales charge for A Class is 5.75%.
4.	Fund performance for the five-year and ten-year periods represent returns achieved by the Investor Class from 4/30/03 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
5.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America,
Asia, Eastern Europe, the Middle East and Africa. The Lipper Emerging Market Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Market Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 1.51%, 1.73%, 1.85%, 2.02%, 3.75%, and 1.25%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period as a result of positive stock selection and country allocation.

Stock selections in China/Hong Kong and Brazil contributed to the relative outperformance, despite value lost through selections in Mexico. The Fund benefited from investing in People’s Food Holdings Ltd. (up 94.2%) and Sinotrans Ltd. (up 39.1%) within China/Hong Kong, and Embraer SA and Telfonica Brasil SA (up 26.6% and 33.0%, respectively) in Brazil. Investments in companies associated with the Mexican housing market detracted from relative performance, including Urbi Desarrollos Urbanos, SAB de CV (down 73.6%) and Desarrolladora Homex SAB de CV (down 67.9%).

Relative contribution from country allocation was positive for the six-month period, as the Fund benefited from underweighting South Africa (down 1.0%) and overweighting the Philippines and Turkey (up 31.9% and 18.2%, respectively). Underweighting Taiwan (up 12.3%) detracted from relative performance during the period.

The Fund’s basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

Top Ten Holdings (% Net Assets)

Petroleo Brasileiro S.A.	3.4
Samsung Electronics Co. Ltd.	2.7
China Mobile Ltd.	1.9
Lukoil OAO	1.8
Gazprom OAO	1.8
Banco Santander Brasil S.A.	1.7
Hyundai Motor Co.	1.7
KB Financial Group, Inc.	1.4
POSCO	1.4
TIM Participacoes S.A.	1.4
Total Fund Holdings	308

2

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2013 (Unaudited)

Sector Allocation (% Equities)

Financials	24.3
Information Technology	12.1
Energy	10.7
Consumer Discretionary	9.9
Telecommunication Services	9.6
Materials	9.5
Industrials	9.2
Consumer Staples	8.7
Utilities	3.1
Health Care	2.7
Private Placement	0.2

Country Allocation

Country Allocation (% Equities)

South Korea	17.4
Brazil	16.1
Hong Kong/China	16.1
India	9.5
Taiwan	6.1
Russia	5.4
Mexico	4.7
South Africa	3.5
Turkey	2.8
Indonesia	2.2
Thailand	1.9
Singapore	1.8
Philippines	1.7
Poland	1.6
Malaysia	1.5
Austria	1.3
Hungary	1.0
Chile	0.9
Czech Republic	0.9
United States	0.7
Cayman Islands	0.7
Peru	0.6
Egypt	0.3
Japan	0.3
United Kingdom	0.3
Switzerland	0.2
Argentina	0.2
Netherlands	0.2
British Virgin Islands	0.1

3

American Beacon Emerging Markets FundSM

Fund Expenses

April 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12- 4/30/13
Institutional Class
Actual	$1,000.00	$1,065.18	$6.91
Hypothetical **	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$1,064.53	$7.42
Hypothetical **	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$1,062.63	$9.15
Hypothetical **	$1,000.00	$1,015.92	$8.95
A Class
Actual	$1,000.00	$1,063.12	$9.16
Hypothetical **	$1,000.00	$1,015.92	$8.95
AMR Class
Actual	$1,000.00	$1,064.82	$7.01
Hypothetical **	$1,000.00	$1,018.00	$6.85
C Class
Actual	$1,000.00	$1,058.83	$12.97
Hypothetical **	$1,000.00	$1,012.20	$12.67

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.79%, 1.79%, 2.54% and 1.37% for the Institutional, Y, Investor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon International Equity FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the International Equity Fund (the “Fund”) returned 12.94% for the six months ended April 30, 2013. The Fund underperformed the MSCI EAFE Index (the “Index”) return of 16.90% and the Lipper International Funds Index return of 14.04% for the period.

Total Returns for the Period ended 4/30/2013:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	13.14%	18.76%	-0.32%	9.58%
Y Class (1,2,8)	13.09%	18.65%	-0.39%	9.54%
Investor Class (1,8)	12.94%	18.37%	-0.66%	9.26%
Advisor Class (1,3,8)	12.86%	18.13%	-0.91%	8.97%
Retirement Class (1,4,8)	12.72%	17.93%	-1.00%	8.93%
A Class with sales charge (1,5,8)	6.35%	11.32%	-1.92%	8.57%
A Class without sales charge (1,5,8)	12.85%	18.08%	-0.75%	9.21%
C Class with sales charge (1,6,8)	11.46%	16.31%	-1.17%	8.98%
C Class without sales charge (1,6,8)	12.46%	17.31%	-1.17%	8.98%
AMR Class (1,8)	13.29%	19.06%	-0.09%	9.86%
Lipper Int’l. Funds Index (7)	14.04%	16.49%	-0.51%	9.59%
MSCI EAFE Index (7)	16.90%	19.39%	-0.93%	9.23%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for those periods.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/03.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.73%, 0.81%, 1.10%, 1.32%, 6.41%, 1.30%, 2.13%, and 0.46%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection and country allocation.

Stock selections within Japan, the Netherlands, and the United Kingdom contributed to the Fund’s relative underperformance, despite value gained through selections in Germany. In Japan, the Fund lost value through investments in JGC Corp (down 11.6%) and Daito Trust Construction Co. Ltd. (down 3.5%). Investments in the Netherlands, including PostNL NV and ING Groep NV (down 42.3% and 7.7%, respectively), and in the United Kingdom, including Petrofac Ltd. (down 15.6%), Aviva plc (down 8.1%) and Balfour Beatty plc (down 31.1%), also detracted from relative performance. Positively contributing stock selections in Germany included HeidelbergCement AG (up 35.8%) and Muenchener Rueckver AG (up 29.2%).

Country allocation hurt relative performance, particularly underweighting Japan (up 30.9%). The Fund benefited from underweighting Israel (up 0.3%) during the period.

5

American Beacon International Equity FundSM

Performance Overview

April 30, 2013 (Unaudited)

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)

Sanofi	2.5
Novartis AG Reg	2.4
Royal Dutch Shell PLC	2.0
Bayer AG Reg	1.8
BNP Paribas	1.8
Toyota Motor Corp.	1.5
Akzo Nobel	1.5
Siemens AG Reg	1.3
British American Tobacco PLC	1.5
Tesco PLC	1.3
Total Fund Holdings	162

Sector Allocation (% Equities)

Financials	20.0
Industrials	13.6
Consumer Discretionary	13.2
Health Care	11.6
Energy	10.7
Materials	9.7
Consumer Staples	7.8
Telecommunication Services	5.8
Information Technology	5.8
Utilities	1.5
Private Placement	0.3

Regional Allocation (% Equities)

Region
Europe	74.3%
Asia	22.9%
North America	2.8%

6

American Beacon International Equity FundSM

Fund Expenses

April 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charge (loads) or redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12- 4/30/13
Institutional Class
Actual	$1,000.00	$1,131.35	$3.70
Hypothetical **	$1,000.00	$1,021.32	$3.51
Y Class
Actual	$1,000.00	$1,130.92	$4.07
Hypothetical **	$1,000.00	$1,020.98	$3.86
Investor Class
Actual	$1,000.00	$1,129.36	$5.39
Hypothetical **	$1,000.00	$1,019.74	$5.11
Advisor Class
Actual	$1,000.00	$1,128.57	$6.54
Hypothetical **	$1,000.00	$1,018.65	$6.21
Retirement Class
Actual	$1,000.00	$1,127.15	$7.75
Hypothetical **	$1,000.00	$1,017.50	$7.35
A Class
Actual	$1,000.00	$1,128.51	$6.60
Hypothetical **	$1,000.00	$1,018.60	$6.26
AMR Class
Actual	$1,000.00	$1,132.86	$2.22
Hypothetical **	$1,000.00	$1,022.71	$2.11
C Class
Actual	$1,000.00	$1,124.57	$10.48
Hypothetical **	$1,000.00	$1,014.93	$9.94

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.70%, 0.77%, 1.02%, 1.20%, 1.47%, 1.25%, 1.99% and 0.42% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina—0.18%
Preferred Stocks—(Cost $365)
Nortel Inversora S.A., Class B, ADR A	12,460	$224

Austria—1.19%
Common Stocks—(Cost $1,608)
Erste Group Bank AG	39,101	1,225
Vienna Insurance Group AG	4,469	237

Total Austria		1,462

Brazil—15.15%
Common Stocks—(Cost $18,319)
Banco Bradesco S.A.	19,250	333
Banco do Brasil S.A.	48,790	613
Banco Santander Brasil S.A., ADRA	281,730	2,091
BB Seguridade Participacoes S.A.B	29,500	251
Brasil Insurance Participacoes e Administracao S.A.	30,900	331
BRF—Brasil Foods S.A.	34,910	864
CCR S.A.	28,300	280
Companhia Energetica de Minas Gerais, CEMIG S.A., ADRA	21,740	279
Diagnosticos da America S.A.	36,000	198
EDP—Energias do Brasil S.A.	59,800	367
Embraer S.A., ADRA	32,480	1,135
Gerdau S.A., ADRA	27,860	219
Itau Unibanco Holding S.A., ADRA	44,562	750
JBS S.A.	114,700	366
Magnesita Refratarios S.A.	54,300	196
Marfrig Alimentos S.A.	127,300	433
PDG Realty S.A. Empreendimentos e Participacoes	68,000	78
Petroleo Brasileiro S.A.B	15,596	150
Petroleo Brasileiro S.A., A Shares, ADRA B	78,999	1,578
Petroleo Brasileiro S.A., ADRA B	110,620	2,117
Porto Seguro S.A.	19,460	244
Raia Drogasil S.A.B	13,100	141
Sul America S.A.	28,243	210
Telefonica Brasil S.A., ADRA	42,165	1,121
TIM Participacoes S.A.	403,900	1,704
Ultrapar Participacoes S.A.	9,800	261
Vale S.A., ADRA	25,480	435
Viver Incorporadora e Construtora S.A.B	431,588	140

Total Common Stocks		16,885

Preferred Stocks—(Cost $1,337)
Banco Bradesco S.A.	26,850	441
Companhia de Bebidas, ADRA	14,980	629
Gerdau S.A.	19,800	155
Itau Unibanco Holding S.A.	11,100	187
Petroleo Brasileiro S.A.B	26,000	261

Total Preferred Stocks		1,673

Total Brazil		18,558

British Virgin Islands—0.12%
Common Stocks—(Cost $188)
Mail.ru Group Ltd. B	5,276	142

	Shares	Fair Value
		(000’s)
Cayman Islands—0.62%
Common Stocks—(Cost $709)
Baoxin Auto Group Ltd.	49,500	$43
Chailease Holding Co. Ltd.B	1,500	23
Daphne International Holdings Ltd.	30,000	31
Gourmet Master Co.B	14,000	78
Parkson Retail Group Ltd.B	337,000	183
Qihoo 360 Technology Co. LtdB	4,078	140
Sino Biopharmaceutical	188,000	130
Uni-President China Holdings Ltd.	116,000	126

Total Cayman Islands		754

Chile—0.81%
Common Stocks—(Cost $973)
Empresa Nacional de Electricidad S.A.	93,853	166
SACI Falabella	49,862	571
Sociedad Quimica y Minera de Chile S.A., ADRA	5,133	254

Total Chile		991

Czech Republic—0.82%
Common Stocks—(Cost $1,163)
Komercni Banka AS	950	182
Telefonica Czech Republic AS	56,930	822

Total Czech Republic		1,004

Egypt—0.30%
Common Stocks—(Cost $392)
Eastern Tobacco B	26,280	364

Hong Kong/China—15.08%
Common Stocks—(Cost $19,372)
Anhui Conch Cement Co. Ltd. H	67,500	244
Asia Cement China Holdings Corp.	91,500	51
Bank of China Ltd. H	1,091,000	510
Beijing Capital International Airport Co. Ltd. H	296,000	204
Beijing Enterprises Holdings Ltd.	18,000	135
Belle International Holdings Ltd.	51,000	83
Bosideng International Holdings Ltd.	2,162,000	571
BYD Electronic International Co. Ltd.	413,000	218
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	110
China Citic Bank Corp. Ltd.	80,000	45
China Coal Energy Co. Ltd. H	470,000	362
China Communications Services Corp. Ltd. H	258,000	189
China Construction Bank H	1,310,325	1,098
China Life Insurance Co. Ltd. H	108,000	295
China Mengniu Dairy Co. Ltd.	73,000	206
China Mobile Ltd.	216,000	2,367
China Oilfield Services Ltd.	82,000	162
China Overseas Grand Oceans Group Ltd.	48,000	75
China Overseas Land & Investment Ltd.	62,000	190
China Pacific Insurance Group Co. Ltd. H	114,600	411
China Petroleum & Chemical Corp.	156,000	171
China Power International Development Ltd.	533,800	193

See accompanying notes

8

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
China Railway Group Ltd. H	367,000	$193
China Shenhua Energy Co. Ltd.	23,000	81
China Yuchai International Ltd.	17,000	243
CNOOC Ltd.	15,000	28
Cosco International Holdings Ltd.	1,036,000	440
COSCO Pacific Ltd.	267,910	355
Dickson Concepts International Ltd.	280,445	148
Dongfeng Motor Group Co. Ltd. H	144,000	215
First Pacific Co. Ltd.	973,874	1,350
Global Bio-Chem Technology Group Co. Ltd.	1,690,520	146
Guangzhou Automobile Group Co. Ltd. H	551,370	453
Huaneng Power International, Inc. H	53,900	62
Industrial & Commercial Bank of China Ltd.	996,555	701
Lianhua Supermarket Holdings Co. Ltd.	480,000	291
NWS Holdings Ltd.	182,303	326
People’s Food Holdings Ltd.	911	1
PetroChina Co. Ltd. H	378,000	481
PICC Property and Casualty Co. Ltd.	310,000	398
Samsonite International S.A.	145,500	358
Shanghai Industrial Holdings Ltd.	118,000	373
Shanghai Pharmaceuticals Holding Co. Ltd.	73,900	152
Sinotrans Ltd. H	6,040,058	1,285
Sinotrans Shipping Ltd.	2,868,000	709
Tencent Holdings Ltd.	13,500	463
Tsingtao Brewery Co. Ltd. H	26,000	174
Weiqiao Textile Co. Ltd. H	1,161,600	639
Xinhua Winshare Publishing and Media Co. Ltd.	341,000	193
Zhejiang Expressway Co. Ltd. H	442,000	347

Total Hong Kong/China		18,495

Hungary—0.92%
Common Stocks—(Cost $1,329)
Magyar Telekom Telecommunications PLC	284,733	526
Richter Gedeon Nyrt	4,024	598

Total Hungary		1,124

India—8.97%
Common Stocks—(Cost $10,888)
ACC Ltd.	9,995	229
Asian Paints Ltd.	2,730	237
Bharat Heavy Electricals Ltd.	112,270	403
Glenmark Pharmaceuticals Ltd.	32,161	291
HCL Technologies Ltd.	13,122	176
HDFC Bank Ltd.	38,287	484
Hindustan Petroleum Corp. Ltd.	45,400	259
ICICI Bank Ltd., ADRA	2,830	133
ICICI Bank Ltd.	4,800	103
India Cements Ltd.	260,060	404
Indian Oil Corp Ltd.	191,780	1,064
IndusInd Bank Ltd.	33,857	293
ITC Ltd.	65,738	400
Jubilant Life Sciences Ltd.	64,530	204
Larsen & Toubro Ltd.	6,646	187
Maruti Suzuki India Ltd.	1,350	42
NMDC Ltd.	164,490	386
Oriental Bank of Commerce	55,590	277

	Shares	Fair Value
		(000’s)
Power Grid Co. of Bangladesh Ltd.	58,140	$121
Punjab National Bank Ltd.	17,520	250
Reliance Industries Ltd.	72,386	1,057
Reliance Infrastructure Ltd.	155,620	1,084
Rolta India Ltd.	126,160	142
State Bank of India, GDRC	2,380	201
State Bank of India	8,050	341
Steel Authority of India Ltd.	279,710	320
Sterlite Industries India Ltd.	126,690	226
Sterlite Industries India Ltd., ADRA	7,220	52
Sun PharmaceuticalB	16,676	293
Tata Consultancy Services Ltd.	11,847	303
Tata Steel Ltd.	24,800	140
United Phosphorus Ltd.B	247,447	651
Zee Entertainment Enterprises Ltd.	53,868	234

Total India		10,987

Indonesia—2.07%
Common Stocks—(Cost $2,261)
Adaro Energy Tbk PT	1,200,500	152
Aneka Tambang Persero Tbk PT	407,500	58
Bank Negara Indonesia Persero Tbk PT	287,000	159
Bank Rakyat Indonesia Persero Tbk PT	43,000	41
Bank Tabungan Negara Persero Tbk PT	1,192,510	183
Gudang Garam Tbk	47,000	239
Harum Energy TbkB	299,000	128
Indofood Sukses Makmur Tbk PT	249,000	188
Indosat Tbk PT	546,000	336
Kalbe Farma Tbk PT	1,588,000	227
Lippo Karawaci Tbk PT	2,035,000	283
Matahari Department Store Tbk PT	180,000	224
Medco Energi Internasional Tbk PT	569,500	112
Semen Indonesia PerseroB	110,500	209

Total Indonesia		2,539

Japan—0.24%
Common Stocks—(Cost $350)
Nexon Co. Ltd.	23,800	289

Malaysia—1.37%
Common Stocks—(Cost $1,549)
Astro Malaysia Holdings BhdB	215,600	209
CIMB Group Holdings Bhd	204,700	521
Gamuda Bhd	168,900	226
Genting Bhd	73,000	252
Genting Malaysia Bhd	26,500	33
IHH Healthcare BhdB	144,600	178
IJM Corp. Bhd	146,900	263

Total Malaysia		1,682

Mexico—4.42%
Common Stocks—(Cost $6,063)
ALFA SAB	124,180	288
America Movil SAB de CV, Series L, ADRA	40,398	863
Cemex SAB de CV, Series L, ADRA	127,030	1,428
Consorcio ARA SAB de CV	191,100	63
Desarrolladora Homex SAB de CV, ADRA B	31,430	153
Desarrolladora Homex SAB de CVB	327,010	265

See accompanying notes

9

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Fomento Economico Mexicano SAB de CV, Series B, ADRA	3,700	$420
Grupo Financiero Banorte SAB de CV	22,282	168
Grupo Financiero Santander Mexico SAB de CV, ADRA B	24,500	396
Grupo Televisa S.A., ADRA	18,150	460
Mexichem SAB de CV	47,349	242
Urbi Desarrollos Urbanos, S.A.B. de CVB	1,452,850	216
Wal-Mart de Mexico SAB de CV	143,300	455

Total Mexico		5,417

Netherlands—0.17%
Common Stocks—(Cost $192)
Yandex N.V. B	8,300	214

Peru—0.60%
Common Stocks—(Cost $624)
Credicorp Ltd.	4,910	739

Philippines—1.59%
Common Stocks—(Cost $1,271)
BDO Unibank, Inc.B	50,000	111
Bloomberry Resorts Corp.B	468,400	137
DMCI Holdings, Inc.B	155,820	216
International Container Terminal Services, Inc.B	85,000	190
Lt Group, Inc.B	227,200	134
Metro Pacific Investments Corp.	2,487,000	368
Philippine Long Distance Telephone Co.	5,400	400
SM Investments Corp.	14,320	398

Total Philippines		1,954

Poland—1.48%
Common Stocks—(Cost $1,940)
Asseco Poland S.A.	13,461	183
Bank Pekao S.A.	8,787	421
Bank Zachodni WBK S.A.	5,220	434
PGNiG GroupB	214,583	363
Powszechny Zaklad Ubezpieczen S.A.	1,374	189
Telekomunikacja Polska S.A.	98,722	220

Total Poland		1,810

Russia—5.04%
Common Stocks—(Cost $6,125)
Eurasia Drilling Co. Ltd, GDRC	3,279	128
Eurasia Drilling Co. Ltd., GDRC	986	39
Federal Hydro Generating, ADRA	242,140	411
Gazprom OAO, ADRA	275,678	2,191
Lukoil OAO, ADRA	34,838	2,217
MegafonB	6,937	214
MMC Norilsk NickelB	9,400	144
Pharmstandard OJSC, GDRB C	15,520	325
SberbankB	18,550	239
VimpelCom Ltd., ADRA	24,390	267

Total Russia		6,175

	Shares	Fair Value
		(000’s)
Singapore—1.69%
Common Stocks—(Cost $2,079)
Flextronics International Ltd.B	230,410	$1,647
Haw Par Corp Ltd.	66,325	418

Total Singapore		2,065

South Africa—3.31%
Common Stocks—(Cost $4,736)
ABSA Group Ltd.	15,930	262
Adcock Ingram Holdings, Ltd.B	23,110	157
Anglo American Platinum Ltd.	7,932	301
AngloGold Ashanti Ltd., ADRA	1,730	34
AngloGold Ashanti Ltd.	3,511	65
JD Group Ltd.	73,390	270
Life Healthcare Group Holdings Ltd.	37,200	157
MTN Group Ltd.	36,785	663
Murray & Roberts Holdings Ltd.B	135,710	332
Naspers Ltd., N Shares	4,702	315
Pick n Pay Stores Ltd.	32,471	154
SABMiller PLC	6,433	347
Sasol Ltd.	5,700	246
Standard Bank Group Ltd.	48,561	608
Telkom S.A. Ltd.B	98,200	140

Total South Africa		4,051

South Korea—16.54%
Common Stocks—(Cost $16,287)
Cheil Industries, Inc.	1,620	139
Cheil Worldwide, Inc.	3,660	90
Cosmax, Inc.B	1,310	66
Coway Co. Ltd	3,911	198
GS Retail Co. LTDB	3,250	87
Halla Climate ControlB	12,534	339
Hite Jinro Ltd.	8,367	245
Hotel Shilla Co. Ltd.B	368	19
Hyundai Development Co.	11,540	237
Hyundai Engineering & Construction Co. Ltd.	5,081	266
Hyundai Glovis Co. Ltd	1,074	180
Hyundai Mobis	1,590	361
Hyundai Motor Co.	2,818	510
KB Financial Group, Inc.	53,994	1,766
Kia Motors Corp.	14,485	721
Korea Electric Power Corp.B	26,055	749
Korea Electric Power Corp., ADRA	11,050	158
KT Corp., ADRA	10,300	168
KT Corp.	4,380	143
LG Chem Ltd.	494	117
LG Display Co. Ltd.B	1,120	30
LG Electronics, Inc.	6,122	490
LG Household & Health Care Ltd.	319	179
LG UPlus Corp.	14,080	133
Lotte Chilsung Beverage Co. Ltd.	259	404
Lotte Confectionery Co. Ltd.	428	746
Mando Corp.	2,444	186
Mirae Asset Securities Co. Ltd.	6,700	280
NCSoft Corp.	1,018	153
NongShim Co. Ltd.	491	150
Orion Corp.	118	125
Paradise Co. Ltd.B	3,084	64
POSCO	6,002	1,712
POSCO, ADRA	170	13
Samsung Electronics Co. Ltd.	2,359	3,257

See accompanying notes

10

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Samsung Fire & Marine Insurance Co. Ltd.	3,191	$657
Shinhan Financial Group Co. Ltd.	40,592	1,405
Shinsegae Co Ltd.	2,330	500
SK C&C Co. Ltd.	1,295	109
SK Hynix, Inc.B	7,180	195
SK Telecom Co. Ltd., ADRA	16,640	324
SK Telecom Co. Ltd.	466	82
SM Entertainment Co.B	340	13
Tong Yang Life Insurance	14,670	131

Total Common Stocks		17,897

Preferred Stocks—(Cost $1,906)
Hyundai Motor Co.	21,342	1,518
Samsung Electronics Co. Ltd.	1,070	846

Total Preferred Stocks		2,364

Total South Korea		20,261

Switzerland—0.21%
Common Stocks—(Cost $260)
Coca-Cola HBC AG B	9,839	254

Taiwan—5.70%
Common Stocks—(Cost $6,646)
Asustek Computer, Inc.	14,648	170
Chailease Holding Co. Ltd.	95,000	286
CHC Healthcare Group	16,000	60
China Life Insurance Co. Ltd.B	154,419	157
Chinatrust Financial Holding Co. Ltd.	646,164	392
Cleanaway Co. Ltd	16,000	130
Compal Electronics, Inc.	1,167,000	756
Eclat Textile Co. LtdB	5,000	30
First Financial Holding Co. Ltd.	509,000	313
Hon Hai Precision Industry Co. Ltd.	327,059	845
Lung Yen Life Service Corp.	20,000	71
MediaTek, Inc.	10,000	122
MStar Semiconductor, Inc.	10,000	85
Nan Ya Printed Circuit Board Corp.	256,099	293
Powertech Technology, Inc.	149,400	267
Ruentex Development Co. Ltd.B	15,000	29
Siliconware Precision Industries Co., ADRA	15,000	91
Siliconware Precision Industries Co.	276,000	327
Simplo Technology Co. Ltd.B	46,000	196
SYNNEX Corp.B	44,000	74
Taiwan Cement Corp.	113,000	150
Taiwan Semiconductor Manufacturing Co. Ltd.	318,385	1,182
Transcend Information, Inc.	50,520	175
Uni-President Enterprises Corp.	161,141	317
United Microelectronics Corp.	837,226	319
Young Fast Optoelectronics Co. Ltd.	83,541	150

Total Taiwan		6,987

Thailand—1.79%
Common Stocks—(Cost $1,793)
Bangkok Bank	57,100	439
Bangkok Bank PCL	37,390	289
Bank of AyudhyaB	362,900	405
Banpu PCL	27,450	318
Land and Houses PCL, NVDRD	528,400	236

	Shares	Fair Value
		(000’s)
Minor International PCL, NVDR	11,600	$10
Robinson Dept Store PLCB	59,900	163
Supalai Public Co. LTD.B	245,200	171
Total Access Communication PCL, NVDRD	40,400	161

Total Thailand		2,192

Turkey—2.63%
Common Stocks—(Cost $2,181)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	39,535	657
Asya Katilim Bankasi A.S.	124,810	151
Haci Omer Sabanci Holding A.S.	59,907	373
Tupras Turkiye Petrol Rafinerileri A.S.	5,525	154
Turkiye Garanti Bankasi A.S.	258,144	1,425
Turkiye Sise ve Cam Fabrikalari A.S.	32,150	55
Turkiye Vakiflar Bankasi Tao	114,447	409

Total Turkey		3,224

United Kingdom—0.28%
Common Stocks—(Cost $443)
JKX Oil & Gas PLCB	76,470	80
Mondi PLC	19,557	260

Total United Kingdom		340

United States—0.65%
Common Stocks—(Cost $773)
AsiaInfo-Linkage, Inc. B	69,810	801

SHORT-TERM INVESTMENTS—5.63% (Cost $6,894)
JPMorgan U.S. Government Money Market Fund, Capital Class	6,894,404	6,894

TOTAL INVESTMENTS —99.57% (Cost $121,016)		121,993
OTHER ASSETS, NET OF LIABILITIES—0.43%		530

TOTAL NET ASSETS—100.00%		$122,523

Percentages are stated as a percent of net assets.

A	ADR—American Depositary Receipt.
B	Non-income producing security.
C	GDR—Global Depositary Receipt.
D	NVDR—Non Voting Depositary Receipt

See accompanying notes

11

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Market EMini Future	Long	126	June, 2013	$6,551	$172

				$6,551	$172

Foreign Currency Contracts open at April 30, 2013:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	JPY	6,041	5/16/2013	UBS	$—	$(87)	$(87)
Sell	JPY	6,041	5/16/2013	SSB	—	(85)	(85)
Sell	JPY	5,898	5/16/2013	UBS	—	(24)	(24)
Sell	JPY	5,898	5/16/2013	SSB	—	(21)	(21)
Sell	JPY	7,978	5/16/2013	UBS	—	(6)	(6)
Sell	JPY	7,978	5/16/2013	SSB	—	(3)	(3)
Sell	JPY	120,011	5/16/2013	UBS	499	—	499
Sell	JPY	120,011	5/16/2013	SSB	507	—	507

					$1,006	$(226)	$780

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank
UBS	UBS AG

Currency Abbreviations:
JPY	Japanese Yen

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia—0.83%
Common Stocks—(Cost $12,862)
Ansell Ltd.A	334,915	$5,486
James Hardie Industries PLC, CDI	987,929	10,385

Total Australia		15,871

Austria—0.05%
Common Stocks—(Cost $2,898)
Telekom Austria AG	135,569	929

Belgium—1.26%
Common Stocks—(Cost $10,665)
Anheuser-Busch InBev N.V.B	234,695	22,331
KBC Groep N.V.	40,863	1,604

Total Belgium		23,935

Canada—2.58%
Common Stocks—(Cost $47,039)
Imperial Oil Ltd.A	200,900	7,992
MDA Corp.A C	100,600	7,267
Potash Corp. of Saskatchewan, Inc.	282,280	11,882
Rogers Communications, Inc., Class B	195,800	9,657
Suncor Energy, Inc.	170,600	5,319
Talisman Energy, Inc.	578,700	6,939

Total Canada		49,056

Denmark—0.31%
Common Stocks—(Cost $6,907)
Carlsberg AS, Class BA	64,462	5,984

Finland—0.59%
Common Stocks—(Cost $7,557)
Sampo OYJ, Class A	280,167	11,180

France—9.82%
Common Stocks—(Cost $154,174)
Alstom S.A.	204,220	8,380
AXA S.A.	698,972	13,085
BNP Paribas	602,165	33,553
Cie Generale des Etablissements Michelin	90,840	7,672
Compagnie de Saint-Gobain	141,729	5,684
European Aeronautic Defence and Space Co. N.V.	111,751	5,902
France Telecom S.A.	438,720	4,694
Legrand S.A.	251,286	11,710
Sanofi	429,935	47,120
Technip S.A.B	70,114	7,525
Total S.A.	410,728	20,701
Valeo S.A.C	184,631	10,723
Vivendi S.A.	442,753	10,029

Total France		186,778

	Shares	Fair Value
		(000’s)
Germany—10.36%
Common Stocks—(Cost $146,941)
Bayer AG RegB	327,543	$34,171
Bayerische Motoren Werke AG	93,946	8,667
Daimler AG	249,594	13,810
Deutsche Boerse AGA	86,033	5,370
Deutsche Post AG Reg	454,742	10,792
E.ON AGB	252,980	4,584
HeidelbergCement AG	133,810	9,634
Infineon Technologies AG	1,022,540	8,073
Linde AG	64,144	12,131
Merck KGaAB	146,859	22,358
Muenchener Rueckversicherungs AG RegB	68,556	13,710
SAP AG	307,053	24,388
Siemens AG Reg	240,243	25,090
Thyssenkrupp AGA	224,795	4,066

Total Germany		196,844

Hong Kong/China—3.01%
Common Stocks—(Cost $50,595)
AIA Group Ltd.	1,662,800	7,382
Cheung Kong Holdings Ltd.	346,500	5,224
China Merchants Holdings Intl.A	912,000	2,873
CNOOC Ltd.	5,295,000	9,853
HSBC Holdings PLC	2,054,796	22,374
Hutchison Whampoa Ltd.	238,000	2,581
Yue Yuen Industrial Holdings Ltd.	2,025,667	7,009

Total Hong Kong/China		57,296

Ireland—0.94%
Common Stocks—(Cost $17,161)
CRH PLC	608,660	13,067
Smurfit Kappa Group PLCA	322,484	4,786

Total Ireland		17,853

Italy—2.28%
Common Stocks—(Cost $40,661)
Atlantia SpA	432,008	7,720
ENI SpA	818,747	19,582
Intesa Sanpaolo SpA	2,847,656	5,164
Snam Rete Gas SpA	1,630,493	8,018
UniCredit SpA	563,187	2,937

Total Italy		43,421

Japan—12.71%
Common Stocks—(Cost $191,920)
AEON Financial Service Co. Ltd.B	276,800	8,294
Asics Corp.	552,380	9,956
Bank of Yokohama Ltd.	460,000	2,793
Canon, Inc.	106,100	3,804
Daikin Industries Ltd.	137,300	5,507
Daito Trust Construction Co. Ltd.	60,700	5,878
Daiwa House Industry Co. Ltd.	280,000	6,325
Don Quijote Co. Ltd.	236,200	12,866
FANUC Corp.	27,400	4,132
Hitachi Ltd.	1,141,000	7,280
ITOCHU Corp.	523,400	6,470
Japan Tobacco, Inc.	277,500	10,490
JGC Corp.	489,000	14,472
KDDI Corp.	336,600	16,159

See accompanying notes

13

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Komatsu Ltd.	341,100	$9,303
Konica Minolta, Inc.	1,049,500	7,417
LIXIL Group Corp.	420,800	9,449
Nissan Motor Co. Ltd.	1,060,100	11,048
Seven & I Holdings Co. Ltd.	275,400	10,566
Shin-Etsu Chemical Co. Ltd.	154,700	10,410
Sumitomo Mitsui Financial Group, Inc.	372,500	17,597
Tokyo Electron Ltd.	136,100	6,967
Toyota Motor Corp.	494,100	28,586
Trend Micro, Inc.A	282,600	7,914
Yahoo Japan Corp.	15,636	7,819

Total Japan		241,502

Luxembourg—0.30%
Common Stocks—(Cost $5,751)
RTL Group S.A.	78,600	5,745

Netherlands—4.69%
Common Stocks—(Cost $90,192)
Akzo Nobel	471,883	28,449
ING Groep N.V. CVAA	1,120,680	9,198
Koninklijke Philips Electronics N.V.	309,647	8,551
PostNL N.V.	1,768,987	4,026
Randstad Holding N.V.	97,990	4,080
Reed Elsevier N.V.B	1,167,819	18,948
SBM Offshore N.V.A B D	692,530	11,145
TNT Express N.V.	624,765	4,800

Total Netherlands		89,197

New Zealand—0.26%
Common Stocks—(Cost $3,380)
Telecom Corp. of New Zealand Ltd.	2,208,510	4,931

Norway—1.48%
Common Stocks—(Cost $19,021)
Petroleum Geo-Services ASAA	347,845	5,091
Statoil ASA	340,020	8,296
Telenor ASA	659,120	14,814

Total Norway		28,201

Portugal—0.47%
Common Stocks—(Cost $10,475)
Energias de Portugal, S.A.	941,340	3,236
Galp Energia SGPS S.AA	99,528	1,595
Portugal Telecom SGPS S.A. RegB	771,300	4,023

Total Portugal		8,854

Singapore—2.48%
Common Stocks—(Cost $35,294)
DBS Group Holdings Ltd.	1,156,342	15,734
Flextronics International Ltd.A	1,277,170	9,132
SembCorp Industries Ltd.	994,000	4,027
SembCorp Marine Ltd.	2,022,000	7,075
Singapore Telecommunications Ltd.	98,000	312
Singapore Telecommunications Ltd. New	3,428,000	10,938

Total Singapore		47,218

	Shares	Fair Value
		(000’s)
South Korea—2.42%
Common Stocks—(Cost $43,380)
Hyundai Mobis	23,740	$5,389
KB Financial Group, Inc., ADRE	182,978	6,002
KT&G Corp.	133,562	9,617
LG Electronics, Inc.	119,709	9,576
POSCO	34,148	9,736
Samsung Electronics Co. Ltd., GDRF	8,191	5,660

Total South Korea		45,980

Spain—2.17%
Common Stocks—(Cost $33,319)
Mediaset Espana Comunicacion S.A.	1,126,028	8,840
Red Electrica Corporation S.A.A	185,207	9,851
Repsol S.A.	304,376	7,135
Tecnicas Reunidas S.A.	159,026	7,701
Telefonica S.A.	527,606	7,740

Total Spain		41,267

Sweden—3.08%
Common Stocks—(Cost $46,998)
Assa Abloy AB, Class BB	291,067	11,591
Autoliv, Inc.	84,169	6,413
Ericsson LM, Class B	788,560	9,843
Getinge AB, Class BA	318,205	9,579
Skandinaviska Enskilda Banken AB, Class A	741,355	7,607
Swedbank AB, Class A	381,444	9,388
Volvo AB, B sharesA	296,962	4,110

Total Sweden		58,531

Switzerland—8.17%
Common Stocks—(Cost $119,602)
ABB Ltd.A	275,570	6,239
Adecco S.A. Reg	85,290	4,562
Credit Suisse Group AG Reg	251,836	6,982
GAM Holding AG	327,163	5,771
Givaudan S.A. Reg	9,059	11,653
Glencore Xstrata PLC A	1,441,910	7,099
Novartis AG Reg	604,191	44,869
Roche Holding AG Genusschein	90,825	22,701
Swatch Groug AGA	12,513	7,166
Swiss Re AG	104,450	8,307
UBS AG Reg	1,152,160	20,570
Zurich Insurance Group AG	33,975	9,486

Total Switzerland		155,405

United Kingdom—19.60%
Common Stocks—(Cost $323,078)
Aviva PLC	3,338,669	15,823
BAE Systems PLC	1,564,304	9,124
Balfour Beatty PLC	1,686,083	5,655
Barclays PLC	1,979,227	8,794
BG Group PLC	961,824	16,203
BP PLC	1,197,900	8,679
British American Tobacco PLC	524,468	29,052
Direct Line Insurance Group	2,033,698	6,397
GlaxoSmithKline PLC	450,970	11,632
HSBC Holdings PLC	181,810	1,987
Informa PLC	1,674,663	12,434
Kingfisher PLC	1,692,500	8,232
Lloyds Banking Group PLCA	26,905,221	22,707
Marks & Spencer Group PLC	1,472,810	9,348

See accompanying notes

14

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Michael Page International PLC	776,247	$4,493
Petrofac Ltd.	353,702	7,417
Prudential PLC	825,078	14,162
Reed Elsevier PLCB	669,702	7,823
Rexam PLCA	2,707,839	21,725
Rio Tinto PLC	225,363	10,218
Rolls Royce Holdings PLCA	66,411,996	103
Rolls-Royce Holdings PLC	558,084	9,796
Royal Dutch Shell PLC, Class B	256,246	8,968
Royal Dutch Shell PLC, Class A	876,333	29,839
Standard Chartered PLC	659,340	16,561
Taylor Wimpey PLC	3,368,882	4,867
Tesco PLC	4,408,717	25,075
Unilever PLC	475,787	20,590
Vodafone Group PLC	8,139,006	24,805

Total United Kingdom		372,509

SHORT-TERM INVESTMENTS—8.67%
American Beacon U.S. Government Money Market Select Fund, Select ClassG	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund, Capital Class	154,910,921	154,911

Total Short-Term Investments (Cost $164,911)		164,911

SECURITIES LENDING COLLATERAL—7.82%
DWS Government and Agency Securities Portfolio, Institutional Class	24,935,997	24,936
American Beacon U.S. Government Money Market Select Fund, Select ClassG	123,727,338	123,727

Total Securities Lending Collateral (Cost $148,663)		148,663

TOTAL INVESTMENTS—106.35% (Cost $1,733,444)		2,022,061
LIABILITIES, NET OF OTHER ASSETS—(6.35%)		(120,685)

TOTAL NET ASSETS—100.00%		$1,901,376

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at April 30, 2013.
C	REIT—Real Estate Investment Trust.
D	Private Placement.
E	ADR—American Depositary Receipt.
F	GDR—Global Depositary Receipt.
G	The Fund is affiliated by having the same investment advisor.

See accompanying notes

15

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australia ASX SPI 200 Index Futures	Long	126	June, 2013	$16,899	$640
Canada S&P TSX 60 Index Futures	Long	132	June, 2013	18,614	373
France CAC 40 Index Futures	Long	346	June, 2013	17,216	803
Germany DAX 30 Index Futures	Long	59	June, 2013	15,642	746
Hong Kong Hang Seng Index Futures	Long	39	May, 2013	5,680	147
Italy FTSE MIB Index Futures	Long	35	June, 2013	3,820	199
Netherlands AEX Index Futures	Long	48	May, 2013	4,398	132
Spain IBEX 35 Index Futures	Long	48	May, 2013	5,326	253
Sweden OMX S30 Double Long Index Futures	Long	315	May, 2013	5,834	307
Tokyo TOPIX Index Futures	Long	339	June, 2013	40,613	1,357
UK FTSE 100 Index Futures	Long	399	June, 2013	39,404	660

				$173,446	$5,617

Foreign Currency Contracts Open on April 30, 2013:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	AUD	5,439,739	6/6/2013	BNP	$—	$(45,630)	$(45,630)
Buy	AUD	1,224,226	6/6/2013	SCB	—	(19,758)	(19,758)
Buy	AUD	2,238,554	6/6/2013	BOA	17,741	—	17,741
Buy	AUD	6,263,816	6/6/2013	BOA	60,424	—	60,424
Buy	AUD	8,435,162	6/6/2013	CBK	82,912	—	82,912
Sell	CAD	6,153,057	6/6/2013	RYL	—	(106,751)	(106,751)
Buy	CAD	1,263,539	6/6/2013	BOA	4,596	—	4,596
Buy	CAD	2,504,266	6/6/2013	BOA	45,434	—	45,434
Buy	CAD	8,213,994	6/6/2013	BNP	170,718	—	170,718
Buy	CAD	9,609,440	6/6/2013	CBK	175,166	—	175,166
Sell	CHF	5,117,805	6/6/2013	BRC	—	(91,124)	(91,124)
Buy	CHF	1,760,086	6/6/2013	BOA	978	—	978
Buy	CHF	1,948,359	6/6/2013	BOA	6,470	—	6,470
Buy	CHF	8,474,449	6/6/2013	BRC	38,255	—	38,255
Buy	CHF	7,603,012	6/6/2013	UAG	178,133	—	178,133
Sell	EUR	15,495,982	6/6/2013	SCB	—	(176,513)	(176,513)
Buy	EUR	3,698,803	6/6/2013	DUB	15,734	—	15,734
Buy	EUR	6,005,286	6/6/2013	BOA	48,660	—	48,660
Buy	EUR	22,975,256	6/6/2013	DUB	179,783	—	179,783
Buy	EUR	17,606,196	6/6/2013	BRC	276,656	—	276,656
Sell	GBP	13,490,849	6/6/2013	BNP	—	(227,581)	(227,581)
Buy	GBP	2,689,784	6/6/2013	CBK	24,508	—	24,508
Buy	GBP	5,340,743	6/6/2013	BRC	105,261	—	105,261
Buy	GBP	20,353,527	6/6/2013	BOA	323,691	—	323,691
Buy	GBP	15,918,177	6/6/2013	CBK	627,822	—	627,822
Sell	JPY	13,312,932	6/6/2013	BRC	—	(265,875)	(265,875)
Buy	JPY	11,811,364	6/6/2013	CBK	—	(178,711)	(178,711)
Buy	JPY	2,559,087	6/6/2013	BRC	61,262	—	61,262
Buy	JPY	5,433,731	6/6/2013	SCB	112,023	—	112,023
Buy	JPY	20,674,357	6/6/2013	BOA	384,330	—	384,330
Sell	SEK	1,927,975	6/7/2013	CBK	—	(41,908)	(41,908)
Buy	SEK	2,228,002	6/7/2013	GLM	—	(17,186)	(17,186)
Buy	SEK	372,182	6/7/2013	BOA	—	(7,546)	(7,546)
Buy	SEK	766,256	6/7/2013	CBK	7,518	—	7,518
Buy	SEK	2,901,807	6/7/2013	BOA	21,838	—	21,838

					$2,969,913	$(1,178,583)	$1,791,330

See accompanying notes

16

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Glossary:

Counterparty Abbreviations:
BOA	Bank of America, N.A.	DUB	Deutsche Bank, AG	UAG	UBS, AG
BNP	BNP Paribas	GLM	Goldman Sachs, N.A.
BRC	Barclays Bank, PLC	RYL	Royal Bank of Scotland
CBK	Citibank, N.A.	SCB	Standard Charter Bank

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	SEK	Swedish Krona
CHF	Swiss Franc

Exchange Abbreviations:
ASX	Australian Securities Exchange
CAC	France Stock Exchange
OMX	Stock Exchange in Nordic and Baltic Europe
TSX	Toronto Stock Exchange

Index Abbreviations:
AEX	Amsterdam Exchange Index
DAX	Deutscher Aktien Index
FTSE MIB	Benchmark for Italian Equity Market
IBEX	Stock Market Index of Bolsa de Madrid
TOPIX	Tokyo Stock Price Index

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands, except share and per share amounts)

	Emerging Markets Fund		International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value A D		$121,993	$1,888,334
Investments in affiliated securities, at fair value B		—	133,727
Foreign currency, at fair value C		276	779
Foreign currency deposits with brokers, at fair value E		—	21,376
Deposit with brokers for futures contracts		238	29
Receivable for investments sold		513	3,575
Receivable for variation margin on open futures contracts		90	5,616
Dividends and interest receivable		337	10,393
Receivable for fund shares sold		171	2,962
Receivable for tax reclaims		4	2,108
Receivable for expense reimbursement (Note 2)		4	2
Unrealized appreciation from foreign currency contracts		1	2,970
Prepaid expenses		54	53

Total assets		123,681	2,071,924

Liabilities:
Payable for investments purchased		796	17,721
Payable upon return of securities loaned		—	148,663
Payable for fund shares redeemed		6	710
Management and investment advisory fees payable		292	1,469
Administrative service and service fees payable		10	496
Transfer agent fees payable		6	98
Custody and fund accounting fees payable		2	47
Professional fees payable		—	20
Trustee fees payable		3	19
Payable for prospectus and shareholder reports		16	111
Unrealized depreciation from foreign currency contracts		—	1,179
Other liabilities		27	15

Total liabilities		1,158	170,548

Net Assets		$122,523	$1,901,376

Analysis of Net Assets:
Paid-in-capital		126,256	1,786,622
Undistributed net investment income		25	14,821
Accumulated net realized (loss)		(4,910)	(195,480)
Unrealized appreciation of investments, foreign currency contracts, and futures contracts		1,152	295,413

Net assets		$122,523	$1,901,376

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class		702,213	41,365,512

Y Class		181,056	24,521,319

Investor Class		617,253	16,103,682

Advisor Class		N/A	123,782

Retirement Class		N/A	32,932

A Class		60,616	160,256

C Class		4,097	47,639

AMR Class		8,636,319	24,175,528

Net assets (not in thousands):
Institutional Class		$8,384,931	$732,770,975

Y Class		$2,175,604	$450,658,082

Investor Class		$7,252,099	$282,714,022

Advisor Class	$	N/A	$2,230,057

Retirement Class	$	N/A	$621,642

A Class		$710,897	$2,824,442

C Class		$47,938	$823,745

AMR Class		$103,951,740	$428,733,402

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands, except share and per share amounts)

	Emerging Markets Fund	International Equity Fund
Net asset value, offering and redemption price per share:
Institutional Class	$11 .94	$17 .71

Y Class	$12 .02	$18 .38

Investor Class	$11 .75	$17 .56

Advisor Class	N/A	$18 .02

Retirement Class	N/A	$18 .88

A Class	$11 .73	$17 .62

A Class (offering price)	$12 .45	$18 .71

C Class	$11 .70	$17 .29

AMR Class	$12 .04	$17 .73

A Cost of investments in unaffiliated securities	$121,016	$1,599,717
B Cost of investments in affiliated securities	$—	$133,727
C Cost of foreign currency	$273	$773
D Fair value of securities on loan	$—	$141,527
E Cost of foreign currency deposits with brokers	$—	$22,151

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited) (in thousands)

	Emerging Markets Fund	International Equity Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$919	$24,976
Dividend income from affiliated securities	—	3
Interest income	1	55
Income derived from securities lending, net	—	260

Total investment income	920	25,294

Expenses:
Management and investment advisory fees (Note 2)	481	2,341
Administrative service fees (Note 2):
Institutional Class	13	1,001
Y Class	3	102
Investor Class	12	664
Advisor Class	—	4
Retirement Class	—	1
A Class	1	4
C Class	—	1
AMR Class	24	98
Transfer agent fees:
Institutional Class	—	180
Y Class	—	1
Investor Class	2	72
AMR Class	3	8
Custody and fund accounting fees	198	199
Professional fees	28	46
Registration fees and expenses	28	74
Service fees (Note 2):
Y Class	1	34
Investor Class	10	712
Advisor Class	—	3
A Class	1	2
Distribution fees (Note 2):
Advisor Class	—	3
Retirement Class	—	1
A Class	1	2
C Class	—	3
Prospectus and shareholder report expenses	13	87
Trustee fees	5	53
Other expenses	14	60

Total expenses	838	5,756

Net fees waived and expenses reimbursed (Note 2)	(22)	(65)

Net expenses	816	5,691

Net investment income	104	19,603

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	1,747	20,326
Commission recapture (Note 3)	—	32
Foreign currency transactions	(631)	(1,223)
Futures contracts	529	13,417
Change in net unrealized appreciation or (depreciation) of:
Investments	4,860	178,610
Foreign currency transactions	400	(34,301)
Futures contracts	202	5,904

Net gain from investments	7,107	182,765

Net increase in net assets resulting from operations	$7,211	$202,368

A Foreign taxes	$120	$1,756

See accompanying notes

20

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$104	$1,410	$19,603	$37,716
Net realized gain (loss) from investments, futures contracts, and foreign currency transactions	1,645	(635)	32,552	(69,509)
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	5,462	2,709	150,213	152,378

Net increase in net assets resulting from operations	7,211	3,484	202,368	120,585

Distributions to Shareholders:
Net investment income:
Institutional Class	(92)	(105)	(16,101)	(18,420)
Y Class	(21)	(62)	(55)	(32)
Investor Class	(55)	(71)	(10,473)	(12,396)
Advisor Class	—	—	(106)	(28)
A Class	(5)	(4)	(40)	(13)
C Class	—	—	(5)	(3)
AMR Class	(1,078)	(1,312)	(10,213)	(14,493)
Net realized gain from investments:
Institutional Class	—	(905)	—	—
Y Class	—	(572)	—	—
Investor Class	—	(1,012)	—	—
A Class	—	(46)	—	—
C Class	—	(1)	—	—
AMR Class	—	(12,236)	—	—

Net distributions to shareholders	(1,251)	(16,326)	(36,993)	(45,385)

Capital Share Transactions:
Proceeds from sales of shares	18,671	37,709	711,825	408,688
Reinvestment of dividends and distributions	1,246	16,254	34,358	42,922
Cost of shares redeemed	(25,935)	(55,746)	(463,225)	(363,018)
Redemption fees	8	14	117	23

Net increase (decrease) in net assets from capital share transactions	(6,010)	(1,769)	283,075	88,615

Net increase (decrease) in net assets	(50)	(14,611)	448,450	163,815

Net Assets:
Beginning of period	122,573	137,184	1,452,926	1,289,111

End of Period *	$122,523	$122,573	$1,901,376	$1,452,926

*Includes undistributed net investment income (loss) of	$25	$1,040	$14,821	$37,686

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-four Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Emerging Markets and International Equity Funds (the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures About Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2013 were as follows (in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Emerging Markets	0.83%	$481	$452	$29
International Equity	0.30%	2,341	1,916	425

22

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is included in income derived from securities lending and Management and investment advisory fees on the Statements of Operations. During the six months ended April 30, 2013 securities lending fees paid to the Manager on behalf of the International Equity Fund were $75,724.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.40% of the average daily net assets of the A and C Classes, 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of the Funds.

Distribution Plans

The Funds, except for the Advisor, Retirement, A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor and Retirement Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Service fees for the Retirement and C Classes for the six months ended April 30, 2013 were less than $500.

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2013, fees earned by the Manager from the Select Funds were as follows:

	Direct Investments in Select Funds	Securities Lending Collateral Invested in Select Funds	Total
International Equity	$4,763	$9,665	$14,429

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. The Funds did not utilize the credit facility during the period.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the Funds to the extent that total annual operating expenses exceeded the Fund’s expense cap. For the six months ended April 30, 2013, the Manager reimbursed expenses as follows:

		Expense Caps
Fund	Class	11/1/12 to 2/28/13	3/1/13 to 4/30/13	Reimbursed Expenses	Expiration of Reimbursements
Emerging Markets	Institutional	1.35%	1.35%	$11,934	2016
Emerging Markets	Y	1.45%	1.45%	2,826	2016
Emerging Markets	Investor	1.79%	1.79%	5,455	2016
Emerging Markets	A	1.79%	1.79%	1,252	2016
Emerging Markets	C	2.54%	2.54%	63	2016
International Equity	Institutional*	0.72%*	0.70%*	65,232	2016
International Equity	Advisor	N/A	1.24%	—	2016
International Equity	Retirement	1.47%	1.47%	—	2016
International Equity	A	1.25%	1.25%	—	2016
International Equity	C	1.99%	1.99%	—	2016

*	Voluntary Reimbursement

Of these amounts, $3,442 and $1,790 was receivable from the Manager to the Emerging Markets and International Equity Funds, respectively at April 30, 2013. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2016. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Emerging Markets	$—	$27,613	2013
Emerging Markets	—	67,581	2014
Emerging Markets	—	28,833	2015
International Equity	888	2,475	2014
International Equity	—	19,491	2015

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Of the above amounts, $1,208 expired in the six-months ended April 30, 2013 for the Emerging Markets Fund. The Manager began seeking recoupment from the Retirement, A, and C Classes of the International Equity Fund for the period ended April 30, 2013. The other Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2013, Foreside collected $348 and $2,989 for the Emerging Markets and International Equity Funds, respectively from the sale of Class A shares.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30 2013 no CDSC fees were collected.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed, but the Fund is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the Fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3—Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2013, there were no transfers between levels. As of April 30, 2013, the Funds’ investments were classified as described below (in thousands):

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Emerging Markets*	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$4,261	$—	$—	$4,261
Foreign Common Stocks	109,927	110	—	110,037
U.S. Common Stocks	801	—	—	801
Short-Term Investments—Money Markets	6,894	—	—	6,894

Total Investments in Securities	$121,883	$110	$—	$121,993

Forward Exchange Contracts—Assets	$1	$—	$—	$1
Forward Exchange Contracts—Liabilities	—	—	—	—
Futures Contracts	172	—	—	172

International Equity*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$1,708,487	$—	$—	$1,708,487
Short-Term Investments—Money Markets	164,911	—	—	164,911
Securities Lending Collateral invested in Money Market Funds	148,663	—	—	148,663

Total Investments in Securities	$2,022,061	$—	$—	$2,022,061

Forward Exchange Contracts—Assets	$2,970	$—	$—	$2,970
Forward Exchange Contracts—Liabilities	(1,179)	—	—	(1,179)
Futures Contracts	5,617	—	—	5,617

*	Refer to the Schedule of Investments for country information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The Emerging Markets Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2013 are disclosed in the Notes to the Schedules of Investments.

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure (1) (3):

Emerging Markets

Fair Values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2013 (000’s):

	Derivatives not accounted for as hedging instruments
	Equity contracts	Foreign exchange contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$—	$1	$1
Receivable for variation margin from open futures contracts(2)	90	—	90

	$90	$1	$91

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations for the six months ended April 30, 2013 (000’s):

	Derivatives not accounted for as hedging instruments
	Equity contracts	Foreign exchange contracts	Total
Realized gain (loss) from derivatives recognized as a result from operations:
Net realized gain (loss) from futures contracts	$529	$—	$529
Net realized gain (loss) from foreign currency contracts	—	13	13

	$529	$13	$542

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result of operations:
Change in net unrealized appreciation or (depreciation) of futures contracts	$202	$—	$202
Change in net unrealized appreciation or (depreciation) of foreign currency contracts	—	400	400

	$202	$400	$602

International Equity

Fair Values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2013 (000’s):

	Derivatives not accounted for as hedging instruments
	Equity contracts	Foreign exchange contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$—	$2,970	$2,970
Receivable for variation margin from open futures contracts(2)	5,616	—	5,616

	$5,616	$2,970	$8,586

Liabilities:
Unrealized depreciation of foreign currency contracts	$—	$(1,179)	$(1,179)

	$—	$(1,179)	$(1,179)

The effect of financial derivative instruments on the Statements of Operations for the six months ended April 30, 2013 (000’s):

	Derivatives not accounted for as hedging instruments
	Equity contracts	Foreign exchange contracts	Total
Realized gain (loss) from derivatives recognized as a result from operations:
Net realized gain (loss) from futures contracts	$13,417	$—	$13,417
Net realized gain (loss) from foreign currency contracts	—	5,548	5,548

	$13,417	$5,548	$18,965

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result of operations:
Change in net unrealized appreciation or (depreciation) of futures contracts	$5,904	$—	$5,904
Change in net unrealized appreciation or (depreciation) of foreign currency contracts	—	(34,301)	(34,301)

	$5,904	$(34,301)	$(28,397)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)

Includes only current day’s variation margin as reported within the Statements of Assets and Liabilities. Cumulative appreciation or (depreciation) of futures contracts is reported in the Notes to the Schedules of Investments.

(3)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treaded as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years for the periods ended October 31, 2009, 2010, 2011, and 2012 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Emerging Markets		International Equity
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$92	$105	$16,101	$18,420
Y Class	21	62	55	32
Investor Class	55	71	10,473	12,396
Advisor Class	—	—	106	28
A Class	5	4	40	13
C Class	—	—	5	3
AMR Class	1,078	1,312	10,213	14,493
Long-term capital gains
Institutional Class	—	905	—	—
Y Class	—	572	—	—
Investor Class	—	1,012	—	—
Advisor Class	—	—	—	—
A Class	—	46	—	—
C Class	—	1	—	—
AMR Class	—	12,236	—	—

Total distributions paid	$1,251	$16,326	$36,993	$45,385

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2013, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Emerging Markets	International Equity
Cost basis of investments for federal income tax purposes	$125,884	$1,751,023
Unrealized appreciation	14,019	333,744
Unrealized depreciation	(17,910)	(62,706)

Net unrealized appreciation or (depreciation)	(3,891)	271,038
Undistributed ordinary income	344	18,476
Undistributed long-term gain or (loss)	(361)	(180,120)
Other temporary differences	175	5,360

Distributable earnings or (deficits)	$(3,733)	$114,754

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Accordingly, the following amounts represent current year permanent differences derived from foreign currency gains/(losses) from sales of investments in passive foreign investment companies, and Section 732 basis adjustments that have been reclassified as of April 30, 2013 (in thousands):

	Emerging Markets	International Equity
Paid-in-capital	$—	$310
Undistributed net investment income	132	(5,475)
Accumulated net realized gain (loss)	(132)	5,167
Unrealized appreciation or (depreciation) of investments, futures contracts and foreign currency	—	(2)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of RICs. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Losses incurred that will be carried forward under the provisions of the Act for the six months ended April 30, 2013 are as follows (in thousands):

	Loss Carryforward Character
Fund	Short-Term	Long Term	Total
Emerging Markets	$—	$189	$189
International Equity	21,359	10,005	31,364

As of April 30, 2013 the capital loss carryforward positions of the Funds prior to the provisions of RIC MOD that may be applied against realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2017
International Equity	$143,145

For the six months ended April 30, 2013, the Funds utilized the following post-RICMOD loss carryforwards (in thousands):

	Loss Carryforward Character
Fund	Short-Term	Long-Term	Total
Emerging Markets	$—	$1,439	$1,439
International Equity	11,651	33,711	45,362

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2013 were (in thousands):

	Emerging Markets	International Equity
Purchases	$30,071	$436,073
Sales and maturities	38,857	240,227

A summary of the Funds’ transactions in the Select Funds for the six months ended April 30, 2013 is set forth below (in thousands):

	Affiliated Fund	October 31, 2012 Shares/Fair Value	Purchases	Sales	April 30, 2013 Shares/Fair Value
International Equity-Direct	USG Select Fund	$10,000	$10,000	$10,000	$10,000
International Equity-Securities Lending	USG Select Fund	1,598	349,762	227,633	123,727

8. Securities Lending

The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

At April 30, 2013, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 141,527	$—	$148,663

Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended April 30, 2013

	Institutional Class			Y Class			Investor Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	11	$131		40	$476		64	$754
Reinvestment of dividends	8	92		2	20		5	54
Shares redeemed	(45)	(521	)*	(22)	(261	)*	(209)	(2,416	)*

Net increase (decrease) in shares outstanding	(26)	$(298)		20	$235		(140)	$(1,608)

	A Class			C Class			AMR Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	5	$54		4	$43		1,440	$17,213
Reinvestment of dividends	—	2		—	—		90	1,078
Shares redeemed	(6)	(65	)*	—	—	*	(1,931)	(22,664	)*

Net increase (decrease) in shares outstanding	(1)	$(9)		4	$43		(401)	$(4,373)

	Institutional Class			Y Class			Investor Class			Advisor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	7,229	$121,340		24,685	$436,197		5,055	$84,096		219	$3,711
Reinvestment of dividends	811	13,572		3	42		625	10,387		6	106
Shares redeemed	(4,581)	(76,976	)*	(257)	(4,556	)*	(18,103)	(306,696	)*	(187)	(3,214	)*

Net increase (decrease) in shares outstanding	3,459	$57,936		24,431	$431,683		(12,423)	$(212,213)		38	$603

	Retirement Class			A Class			C Class			AMR Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	32	$576		91	$1,526		45	$732		3,774	$63,647
Reinvestment of dividends	—	—		2	33		—	5		610	10,213
Shares redeemed	(2)	(35	)*	(11)	(174	)*	(5)	(76	)*	(4,282)	(71,381	)*

Net increase in shares outstanding	30	$541		82	$1,385		40	$661		102	$2,479

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

For the Year Ended October 31, 2012

	Institutional Class			Y Class			Investor Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	10	$113		115	$1,324		124	$1,394
Reinvestment of dividends	98	1,005		60	626		102	1,034
Shares redeemed	(52)	(595	)*	(429)	(4,960	)*	(195)	(2,136	)*

Net increase (decrease) in shares outstanding	56	$523		(254)	$(3,010)		31	$292

	A Class			C Class			AMR Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	33	$356		1	$4		2,982	$34,518
Reinvestment of dividends	4	40		—	1		1,304	13,548
Shares redeemed	(10)	(110	)*	(1)	(7	)*	(4,187)	(47,924	)*

Net increase (decrease) in shares outstanding	27	$286		—	$(2)		99	$142

	Institutional Class			Y Class			Investor Class			Advisor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	12,127	$182,817		53	$806		10,041	$149,389		31	$479
Reinvestment of dividends	1,161	16,128		2	32		886	12,231		2	28
Shares redeemed	(8,916)	(134,295	)*	(10)	(150	)*	(7,985)	(118,633	)*	(13)	(195	)*

Net increase in shares outstanding	4,372	$64,650		45	$688		2,942	$42,987		20	$312

	Retirement Class			A Class			C Class			AMR Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	3	$52		60	$920		2	$36		4,926	$74,189
Reinvestment of dividends	—	—		—	7		—	3		1,043	14,493
Shares redeemed	—	(2	)*	(12)	(182	)*	—	(4	)*	(7,254)	(109,534	)*

Net increase (decrease) in shares outstanding	3	$50		48	$745		2	$35		(1,285)	$(20,852)

*	Net of Redemption Fees

35

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012		2011A		2010		2009	2008
	(unaudited)
Net asset value, beginning of period	$11.33		$12.67		$14.55		$11.95		$9.00	$24.20

Income from investment operations:
Net investment income (loss)	0.02		0.12		0.16		0.13		0.05	0.23
Net gains (losses) from investments (both realized and unrealized)	0.72		0.11		(1.91)		2.63		4.42	(11.78)

Total income (loss) from investment operations	0.74		0.23		(1.75)		2.76		4.47	(11.55)

Less distributions:
Dividends from net investment income	(0.13)		(0.16)		(0.13)		(0.16)		(0.21)	(0.10)
Distributions from net realized gains on securities	—		(1.41)		—		—		(1.31)	(3.55)

Total distributions	(0.13)		(1.57)		(0.13)		(0.16)		(1.52)	(3.65)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	—	—

Net asset value, end of period	$11.94		$11.33		$12.67		$14.55		$11.95	$9.00

Total return C,D	6.52	%E	3.05%		(12.18)%		23.36%		60.56%	(55.59)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$8,385		$8,256		$8,523		$9,023		$9,494	$5,478
Ratios to average net assets:
Expenses, before reimbursements	1.63	%F	1.50%		1.55%		1.58%		1.66%	1.38%
Expenses, net of reimbursements	1.35	%F	1.33%		1.24%		1.39%		1.66%	1.38%
Net investment income (loss), before reimbursements	(0.05	)%F	0.87%		0.99%		0.58%		0.95%	1.35%
Net investment income (loss), net of reimbursements	0.23	%F	1.04%		1.30%		0.77%		0.95%	1.35%
Portfolio turnover rate	27	%E	44%		101%		64%		70%	82%

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

36

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class										A Class
Six Months Ended April 30,		Year Ended October 31,				March 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,								Six Months Ended April 30,		Year Ended October 31,				May 17 to Oct. 31,
2013		2012		2011A		2010		2013		2012		2011A		2010		2009	2008	2013		2012		2011A		2010
(unaudited)								(unaudited)										(unaudited)
$11.41		$12.75		$14.53		$12.29		$11.13		$12.44		$14.29		$11.77		$8.85	$23.91	$11.11		$12.47		$14.27		$12.10

0.01		0.06		0.13		0.04		(0.02)		0.08		0.13		0.04		0.04	0.17	(0.01)		0.10		0.06		0.02
0.73		0.16		(1.91)		2.20		0.72		0.12		(1.93)		2.63		4.35	(11.60)	0.71		0.09		(1.85)		2.15

0.74		0.22		(1.78)		2.24		0.70		0.20		(1.80)		2.67		4.39	(11.43)	0.70		0.19		(1.79)		2.17

(0.13)		(0.15)		—		—		(0.08)		(0.10)		(0.05)		(0.15)		(0.16)	(0.08)	(0.08)		(0.14)		(0.01)		—
—		(1.41)		—		—		—		(1.41)		—		—		(1.31)	(3.55)	—		(1.41)		—		—

(0.13)		(1.56)		—		—		(0.08)		(1.51)		(0.05)		(0.15)		(1.47)	(3.63)	(0.08)		(1.55)		(0.01)		—

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	—	—	0.00	B	0.00	B	0.00	B	0.00	B

$12.02		$11.41		$12.75		$14.53		$11.75		$11.13		$12.44		$14.29		$11.77	$8.85	$11.73		$11.11		$12.47		$14.27

6.45	%E	2.91%		(12.25)%		18.23	%E	6.26	%E	2.72%		(12.65)%		22.85%		60.24%	(55.75)%	6.31	%E	2.64%		(12.58)%		17.93	%E

$2,176		$1,837		$5,296		$13		$7,252		$8,427		$9,030		$12,478		$10,208	$5,183	$711		$685		$433		$2
1.74	%F	1.72%		1.68%		1.82	%F	1.92	%F	1.84%		1.84%		1.86%		1.96%	1.72%	2.15	%F	2.01%		2.97%		2.26	%F
1.45	%F	1.44%		1.33%		1.42	%F	1.79	%F	1.75%		1.70%		1.77%		1.96%	1.72%	1.79	%F	1.78%		1.46%		1.78	%F
(0.13	)%F	(0.05)%		0.99%		0.40	%F	(0.38	)%F	0.56%		0.77%		0.29%		0.65%	1.00%	(0.56	)%F	0.46%		(0.10)%		(0.10	)%F
0.17	%F	0.23%		1.35%		0.79	%F	(0.24	)%F	0.65%		0.91%		0.37%		0.65%	1.00%	(0.19	)%F	0.69%		1.41%		0.39	%F
27	%E	44%		101%		64	%G	27	%E	44%		101%		64%		70%	82%	27	%E	44%		101%		64	%G

37

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class								AMR Class
	Six Months Ended April 30,		Year Ended October 31,				Sept. 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
	2013		2012		2011A		2010		2013		2012		2011A		2010		2009	2008
	(unaudited)								(unaudited)
Net asset value, beginning of period	$11.05		$12.38		$14.26		$12.89		$11.44		$12.74		$14.62		$12.02		$9.06	$24.37

Income from investment operations:
Net investment income (loss)	(0.07)		0.03		0.09		(0.02)		0.04		0.14		0.18		0.11		0.09	0.33
Net gains (losses) from investments (both realized and unrealized)	0.72		0.07		(1.97)		1.39		0.70		0.12		(1.97)		2.68		4.43	(11.91)

Total income (loss) from investment operations	0.65		0.10		(1.88)		1.37		0.74		0.26		(1.79)		2.79		4.52	(11.58)

Less distributions:
Dividends from net investment income	—		(0.02)		—		—		(0.14)		(0.15)		(0.09)		(0.19)		(0.25)	(0.18)
Distributions from net realized gains on securities	—		(1.41)		—		—		—		(1.41)		—		—		(1.31)	(3.55)

Total distributions	—		(1.43)		—		—		(0.14)		(1.56)		(0.09)		(0.19)		(1.56)	(3.73)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	—	—

Net asset value, end of period	$11.70		$11.05		$12.38		$14.26		$12.04		$11.44		$12.74		$14.62		$12.02	$9.06

Total return C,D	5.88	%E	1.83%		(13.18)%		10.63	%E	6.48	%E	3.26%		(12.30)%		23.47%		61.01%	(55.48)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$48		$5		$8		$1		$103,952		$103,363		$113,894		$128,841		$109,985	$72,516
Ratios to average net assets:
Expenses, before reimbursements	3.15	%F	3.74%		26.96%		4.49	%F	1.37	%F	1.24%		1.31%		1.34%		1.42%	1.17%
Expenses, net of reimbursements	2.54	%F	2.52%		2.41%		2.54	%F	1.37	%F	1.24%		1.31%		1.34%		1.42%	1.17%
Net investment income (loss), before reimbursements	(1.00	)%F	(1.19)%		(23.86)%		(2.91	)%F	0.21	%F	1.15%		1.29%		0.79%		1.27%	1.46%
Net investment income (loss), net of reimbursements	(0.39	)%F	0.03%		0.69%		(0.96	)%F	0.21	%F	1.15%		1.29%		0.79%		1.27%	1.46%
Portfolio turnover rate	27	%E	44%		101%		64	%G	27	%E	44%		101%		64%		70%	82%

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

38

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39

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012H	2011	2010	2009		2008
	(unaudited)
Net asset value, beginning of period	$16.05		$15.27	$16.67	$15.51	$13.13		$27.32

Income from investment operations:
Net investment income	0.20		0.41	0.46	0.35	0.54		0.77
Net gains (losses) from investments (both realized and unrealized)	1.87		0.92	(1.41)	1.30	2.78		(11.60)

Total income (loss) from investment operations	2.07		1.33	(0.95)	1.65	3.32		(10.83)

Less distributions:
Dividends from net investment income	(0.41)		(0.55)	(0.45)	(0.49)	(0.61)		(0.70)
Distributions from net realized gains on securities	—				—	(0.33)		(2.66)

Total distributions	(0.41)		(0.55)	(0.45)	(0.49)	(0.94)		(3.36)

Redemption fees added to beneficial interest	—		—	—	—	0.00	A	0.00	A

Net asset value, end of period	$17.71		$16.05	$15.27	$16.67	$15.51		$13.13

Total return B,C	13.07	%D	9.25%	(5.89)%	10.81%	27.44%		(44.81)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$732,771		$608,256	$512,093	$527,718	$489,837		$567,414
Ratios to average net assets:
Expenses, before reimbursements	0.72	%E	0.72%	0.70%	0.71%	0.73%		0.66%
Expenses, net of reimbursements or recoupments	0.70	%E	0.72%	0.70%	0.71%	0.73%		0.66%
Net investment income (loss), before reimbursements	2.45	%E	2.85%	2.90%	2.21%	2.76%		2.91%
Net investment income, net of reimbursements	2.47	%E	2.85%	2.90%	2.21%	2.76%		2.91%
Portfolio turnover rate	16	%D	60%	33%	38%	41%		31%

A	Amount represents less than $0.01 per share.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
H	The Boston Company Asset Management LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.

40

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30,		Year Ended October 31,			Aug. 3 to Oct. 31, 2009		Six Months Ended April 30,		Year Ended October 31,
2013		2012H	2011	2010			2013		2012H	2011	2010	2009		2008
(unaudited)							(unaudited)
$16.65		$15.82	$17.17	$15.52	$14.89		$15.88		$15.11	$16.42	$15.30	$12.95		$26.99

0.41		0.41	0.49	0.04	0.04		0.11		0.38	0.44	0.29	0.37		0.66
1.75		0.95	(1.50)	1.61	0.59		1.93		0.87	(1.44)	1.27	2.87		(11.41)

2.16		1.36	(1.01)	1.65	0.63		2.04		1.25	(1.00)	1.56	3.24		(10.75)

(0.43)		(0.53)	(0.34)	—	—		(0.36)		(0.48)	(0.31)	(0.44)	(0.56)		(0.63)
—				—	—		—				—	(0.33)		(2.66)

(0.43)		(0.53)	(0.34)	—	—		(0.36)		(0.48)	(0.31)	(0.44)	(0.89)		(3.29)

—		—	—	—	0.00	A	—		—	—	—	0.00	A	0.00	A

$18.38		$16.65	$15.82	$17.17	$15.52		$17.56		$15.88	$15.11	$16.42	$15.30		$12.95

13.09	%D	9.15%	(6.00)%	10.63%	4.23	%D	13.01	%D	8.77%	(6.21)%	10.36%	27.08%		(44.96)%

$450,658		$1,512	$720	$245	$1		$282,714		$453,142	$386,560	$463,704	$445,596		$426,473
0.77	%E	0.80%	0.81%	0.81%	0.69	%E	1.02	%E	1.09%	1.07%	1.07%	1.05%		0.92%
0.77	%E	0.80%	0.81%	0.81%	0.69	%E	1.02	%E	1.09%	1.07%	1.07%	1.05%		0.92%
6.35	%E	2.74%	3.00%	1.44%	1.00	%E	1.75	%E	2.50%	2.55%	1.83%	2.45%		2.82%
6.35	%E	2.74%	3.00%	1.44%	1.00	%E	1.75	%E	2.50%	2.55%	1.83%	2.45%		2.82%
16	%D	60%	33%	38%	41	%F	16	%D	60%	33%	38%	41%		31%

41

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012H	2011	2010	2009		2008
	(unaudited)
Net asset value, beginning of period	$16.36		$15.52	$16.74	$15.20	$12.86		$26.83

Income from investment operations:
Net investment income (loss)	(0.54)		0.09	0.07	0.89	0.31		0.62
Net gains (losses) from investments (both realized and unrealized)	2.62		1.18	(1.12)	0.65	2.86		(11.35)

Total income (loss) from investment operations	2.08		1.27	(1.05)	1.54	3.17		(10.73)

Less distributions:
Dividends from net investment income	(0.42)		(0.43)	(0.17)	—	(0.50)		(0.58)
Distributions from net realized gains on securities	—				—	(0.33)		(2.66)

Total distributions	(0.42)		(0.43)	(0.17)	—	(0.83)		(3.24)

Redemption fees added to beneficial interest	—		—	—	—	0.00	A	0.00	A

Net asset value, end of period	$18.02		$16.36	$15.52	$16.74	$15.20		$12.86

Total return B,C	12.86	%D	8.59%	(6.35)%	10.13%	26.58%		(45.10)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,230		$1,397	$1,015	$746	$1,722		$1,546
Ratios to average net assets:
Expenses, before reimbursements or recoupements	1.20	%E	1.31%	1.24%	1.26%	1.45%		1.19%
Expenses, net of reimbursements or recoupements	1.20	%E	1.31%	1.24%	1.26%	1.44%		1.19%
Net investment income (loss), before reimbursements or recoupements	1.72	%E	2.18%	2.52%	1.64%	2.25%		2.36%
Net investment income, net of reimbursements or recoupements	1.72	%E	2.18%	2.52%	1.64%	2.26%		2.36%
Portfolio turnover rate	16	%D	60%	33%	38%	41%		31%

A	Amount represents less than $0.01 per share.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
H	The Boston Company Asset Management LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.

42

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Retirement Class							A Class
Six Months Ended April 30,		Year Ended October 31,			May 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,		May 17 to Oct. 31,
2013		2012H	2011	2010	2009		2013		2012H	2011	2010
(unaudited)							(unaudited)
$16.75		$15.44	$16.71	$15.20	$11.78		$16.02		$15.33	$16.40	$14.14

0.09		(0.45)	0.39	0.22	0.12		0.30		0.48	0.12	0.03
2.04		1.76	(1.44)	1.29	3.30		1.72		0.76	(1.14)	2.23

2.13		1.31	(1.05)	1.51	3.42		2.02		1.24	(1.02)	2.26

—		—	(0.22)	—	—		(0.42)		(0.55)	(0.05)	—
—		—		—	—		—		—	—	—

—		—	(0.22)	—	—		(0.42)		(0.55)	(0.05)	—

—		—	—	—	0.00	A	—		—	—	—

$18.88		$16.75	$15.44	$16.71	$15.20		$17.62		$16.02	$15.33	$16.40

12.72	%D	8.48%	(6.37)%	9.93%	29.03	%D	12.79	%D	8.62%	(6.26)%	15.98	%D

$622		$52	$1	$1	$1		$2,824		$1,255	$461	$4
1.46	%E	6.40%	3.43%	1.66%	1.48	%E	1.17	%E	1.29%	2.24%	1.26	%E
1.47	%E	1.24%	1.30%	1.47%	1.48	%E	1.25	%E	1.26%	1.22%	1.25	%E
3.08	%E	(3.06)%	0.17%	1.25%	1.72	%E	2.43	%E	2.03%	1.03%	0.96	%E
3.07	%E	2.10%	2.30%	1.44%	1.72	%E	2.36	%E	2.07%	2.05%	0.98	%E
16	%D	60%	33%	38%	41	%F	16	%D	60%	33%	38	%G

43

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,		Sept. 1 to Oct. 31,
	2013		2012H	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.70		$15.21	$16.39	$14.82

Income from investment operations:
Net investment income (loss)	0.47		0.40	0.07	(0.01)
Net gains (losses) from investments (both realized and unrealized)	1.46		0.71	(1.25)	1.58

Total income (loss) from investment operations	1.93		1.11	(1.18)	1.57

Less distributions:
Dividends from net investment income	(0.34)		(0.62)	—	—
Distributions from net realized gains on securities	—		—	—	—

Total distributions	(0.34)		(0.62)	—	—

Redemption fees added to beneficial interest	—		—	—	—

Net asset value, end of period	$17.29		$15.70	$15.21	$16.39

Total return B,C	12.39	%D	7.89%	(7.20)%	10.59	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$824		$115	$76	$1
Ratios to average net assets:
Expenses, before reimbursements or recoupements	1.92	%E	2.12%	7.39%	2.60	%E
Expenses, net of reimbursements or recoupements	1.99	%E	1.98%	1.95%	1.99	%E
Net investment income (loss), before reimbursements or recoupements	2.00	%E	1.56%	(4.32)%	(0.81	)%E
Net investment income, net of reimbursements or recoupements	1.93	%E	1.70%	1.11%	(0.20	)%E
Portfolio turnover rate	16	%D	60%	33%	38	%G

A	Amount represents less than $0.01 per share.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
H	The Boston Company Asset Management LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.

44

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

AMR Class
Six Months Ended April 30,		Year Ended October 31,
2013		2012H	2011	2010	2009		2008
(unaudited)
$16.08		$15.31	$16.78	$15.61	$13.25		$27.54

0.25		0.49	0.53	0.39	0.37		0.72
1.86		0.87	(1.44)	1.30	2.99		(11.58)

2.11		1.36	(0.91)	1.69	3.36		(10.86)

(0.46)		(0.59)	(0.56)	(0.52)	(0.67)		(0.77)
—				—	(0.33)		(2.66)

(0.46)		(0.59)	(0.56)	(0.52)	(1.00)		(3.43)

—		—	—	—	0.00	A	0.00	A

$17.73		$16.08	$15.31	$16.78	$15.61		$13.25

13.29	%D	9.47%	(5.62)%	11.05%	27.70%		(44.65)%

$428,733		$387,197	$388,185	$469,414	$431,499		$328,083
0.42	%E	0.45%	0.45%	0.46%	0.48%		0.41%
0.42	%E	0.45%	0.45%	0.46%	0.48%		0.41%
2.70	%E	3.16%	3.15%	2.45%	3.00%		3.24%
2.70	%E	3.16%	3.15%	2.45%	3.00%		3.24%
16	%D	60%	33%	38%	41%		31%

45

Delivery of Documents

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www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Emerging Markets Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 4/13

American Beacon®
FUNDS

2013 SEMI-ANNUAL REPORT

APRIL 30, 2013

BALANCED FUND

MID-CAP VALUE FUND

SMALL CAP VALUE II FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in debt securities entails interest rate risk, which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

Duration is a measure of price sensitivity relative to changes in interest rates.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2013

Dear Shareholders,

The past six months have been very good ones for investors who look beyond the large-company universe. While the broad-based market has shown remarkable strength, it’s not those large-cap stocks that have been the strongest performers. In the six months ended April 30, 2013, while the Russell 1000 Index (representing large-cap stocks) returned a robust 15.05%, the Russell 2000 Index (representing small-cap stocks) performed even better, with a 16.58% return.

The often-overlooked mid-cap sector was the strongest of all, as the Russell Midcap Index returned 18.90% over those six months.

Another little-covered asset class, balanced funds, has seen strong new flows this year. For the first four months of 2013, these funds that invest in both stocks and bonds took in more money than they had in any other four-month period in their history. That’s a strong showing for an asset class that ordinarily gets very little notice in the financial press.

For the six-month period ended April 30, 2013:

•	The American Beacon Balanced Fund (Institutional Class) returned 11.35%.

•	The American Beacon Mid-Cap Value Fund (Institutional Class) returned 19.85%.

•	The American Beacon Small Cap Value II Fund (Y Class) returned 16.33%.

We’re proud of the efforts of the sub-advisors who manage these funds, and remain focused on providing you with well-diversified portfolios that take advantage of all that our economy has to offer.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Balanced FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Balanced Fund (the “Fund”) returned 11.12% for the six months ended April 30, 2013, outperforming the 60% Russell 1000® Value Index/40% Barclays Capital Aggregate Index (the “Balanced Composite Index”) return of 9.98% and the Lipper Mixed-Asset Target Allocation Growth Funds Index return of 10.78% for the same period.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	11.35%	14.68%	5.78%	8.16%
Y Class (1,2,8)	11.27%	14.52%	5.69%	8.12%
Investor Class (1,8)	11.12%	14.22%	5.44%	7.81%
Advisor Class (1,3,8)	11.10%	14.09%	5.27%	7.62%
A Class with sales charge (1,4,8)	4.70%	7.49%	4.13%	7.13%
A Class without sales charge (1,4,8)	11.06%	14.05%	5.37%	7.77%
C Class with sales charge (1,5,8)	9.58%	12.21%	4.92%	7.54%
C Class without sales charge (1,5,8)	10.58%	13.21%	4.92%	7.54%
AMR Class (1,8)	11.42%	14.92%	6.05%	8.42%
Balanced Composite Index (6)	9.98%	14.41%	5.30%	7.39%
Russell 1000 Value Index (7)	16.31%	21.80%	4.17%	8.42%
Barclays Capital Aggregate Index (7)	0.90%	3.68%	5.72%	5.04%
Lipper Mixed-Asset Target Allocations Growth Funds Index (7)	10.78%	13.36%	4.95%	7.44%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/03.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/03 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/03. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.
7.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.60%, 0.71%, 0.93%, 1.10%, 1.14%, 1.86%, and 0.33% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 66% in equities (including equitized cash) and 34% in fixed-income securities, ending the period with approximately 68% invested in equities and 32% in fixed-income securities.

The equity portion of the Fund (excluding equitized cash) returned 18.10% for the period, outperforming the Russell 1000 Value Index (“the Index”) return of 16.31%. The Fund’s excess performance versus the Index was due to both stock selection and sector allocation.

Holdings in the Financials and Energy sectors contributed most to the Fund’s excess performance. Bank of America (up 33.2%), Lincoln National (up 38.6%) and Unum Group (up 39.3%)

2

American Beacon Balanced FundSM

Performance Overview

April 30, 2013 (Unaudited)

added the most relative value in the Financials sector. In the Energy sector, Cobalt International (up 34.4%) was the largest contributor. Not owning Exxon Mobil and National Oilwell Varco, which were down 1.1% and 11.2% respectively in the Index, also positively impacted performance. Poor stock selection in the Consumer Staples sector detracted from the Fund’s returns. Imperial Tobacco Group (down 1.4%) and Walmart (up 4.4%) detracted the most relative value in the Consumer Staples sector. Not owning Walgreen, which was up 42.6% in the Index, also hurt the Fund’s relative performance.

A significant overweight in Information Technology, the best performing sector in the Index, contributed to the Fund’s returns through sector allocation. Underweight positions in Materials and Energy, the two worst performing sectors in the Index, also added relative value.

The fixed income portion of the Fund returned 1.82% for the six-month period, outperforming the Barclays Capital Aggregate Index return of 1.09%. The Fund’s fixed income excess performance was mostly due to the Fund’s Corporate securities. Within Corporates, holdings in the Finance sector contributed most to performance. A significant overweight in Corporates also contributed to the Fund’s returns. Exposure to U.S. Treasuries detracted relative value. The average duration of the Fund’s portfolio was shorter than the Index over the course of the six-month period. This benefited performance as interest rates rose during most of the six-month period, before declining during the final weeks.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.	2.6
Bank of America Corp.	1.6
Citigroup, Inc.	1.4
Wells Fargo & Co.	1.8
Microsoft Corp.	1.5
Merck & Co., Inc.	1.3
Pfizer, Inc.	1.3
AT&T, Inc.	1.1
Johnson & Johnson	1.0
BP PLC	1.5

Total Fund Holdings	497

Sector Allocation (% Equities)

Financials	26.2
Energy	14.0
Health Care	14.0
Information Technology	9.9
Industrials	9.3
Consumer Discretionary	9.1
Consumer Staples	8.2
Utilities	4.6
Telecommunication Services	3.8
Materials	0.5
Manufacturing	0.4

Sector Allocation (% Fixed Income)

Mortgage Backed Obligations	25.7
Finance	23.5
U.S. Treasury	14.9
Agency	10.9
Manufacturing	7.1
Service	5.5
Energy	4.1
Utilities	2.4
Telecommunications	2.3
Consumer	1.3
Asset-Backed Obligations	1.0
Transportation	0.9
Municipal Obligations	0.4

Investing in debt securities entails interest rate risk, which is the risk that debt securities will decrease in value with increases in market interest rates. The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks.

3

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Mid-Cap Value Fund (the “Fund”) returned 19.62% for the six months ended April 30, 2013. The Fund slightly underperformed the Russell Midcap® Value Index (the “Index”) return of 19.89% but outperformed the Lipper Mid-Cap Value Funds Index return of 18.88%.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	Since Incep. (6/30/04)
Institutional Class (1,3,9)	19.85%	20.51%	9.05%	8.29%
Y Class (1,4,9)	19.88%	20.43%	9.02%	8.27%
Investor Class (1,2,9)	19.62%	20.16%	8.90%	8.13%
Advisor Class (1,5,9)	19.54%	19.88%	8.63%	7.96%
A Class with sales charge (1,6,9)	12.66%	13.06%	7.29%	7.23%
A Class without sales charge (1,6,9)	19.53%	19.98%	8.58%	7.95%
C Class with sales charge (1,7,9)	18.12%	18.12%	8.18%	7.73%
C Class without sales charge (1,7,9	19.12%	19.12%	8.18%	7.73%
AMR Class (1,9)	20.00%	20.88%	9.21%	8.44%
Russell Midcap Value Index (8)	19.89%	23.66%	7.49%	9.02%
Lipper Mid-Cap Value Funds Index (8)	18.88%	20.67%	6.55%	7.58%

*	Not annualized
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2005. Performance prior to waiving fees was lower than the actual returns shown for periods through 2005.
2.	Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been inexistence since 6/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.
3.	Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns show since 2007.
4.	Fund performance for the five-year and since inception periods represent the returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the total returns of the Institutional Class from 11/30/05 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the AMR and Institutional Classes are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been inexistence since 6/30/04.
5.	Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 6/29/07, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 6/30/04. A portion of the fees charged to the Advisor Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.
6.	Fund performance for the five-year and since inception periods represent the total returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/04. A Class has a maximum sales charge of 5.75%.
7.	Fund performance for the five-year and since inception periods represent the total returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/04. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
8.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
9.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 1.07%, 1.29%, 1.45%, 2.00%, 1.62%, 2.47%, and 0.79%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

4

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2013 (Unaudited)

Prior to the deduction of expenses, the Fund outperformed the Index through sector allocation as stock selection detracted value relative to the Index. A significant overweight position in the Industrials sector added over 30 basis points (0.30%) to relative performance through sector allocation. An underweight in the Energy sector also contributed to the Fund’s performance.

The Fund’s investments in the Industrials and Health Care sectors detracted the most value from relative returns. In the Industrials sector, Golar LNG (down 12.9%) and Curtiss Wright (up 7.4%) were the largest detractors. Cardinal Health (up 8.1%) and St. Jude Medical (up 8.1%) hurt relative performance in the Health Care sector. Not owning Life Technologies, which was up 50.7% in the Index, also negatively impacted relative performance. The Fund’s Utilities and Information Technology companies also detracted from performance. Entergy (up 0.7%) detracted the most relative value in the Utilities sector. In the Information Technology sector, not owning Micron Technology, Applied Materials and Cree, which were up 73.6%, 39.0% and 86.7%, respectively in the Index, detracted from the Fund’s returns.

The aforementioned poor performance was mostly offset by good stock selection in the Consumer Discretionary and Materials sectors. Delphi Automotive (up 49.7%), HanesBrands (up 49.9%) and Hasbro (up 34.3%) were the largest contributors in the Consumer Discretionary sector. In the Materials sector, owning Rockwood Holdings (up 51.2%) and not owning Cliffs Natural Resources, which was down 39.6% in the Index, added relative value.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

Top Ten Holdings (% Net Assets)

Fifth Third Bancorp	1.4
Interpublic Group of Cos., Inc.	1.4
L-3 Communications Holdings, Inc.	1.4
Avnet, Inc.	1.3
Rockwood Holdings, Inc.	1.3
Masco Corp.	1.3
Assurant, Inc.	1.3
Royal Caribbean Cruises Ltd.	1.3
Delphi Automotive PLC	1.8
Willis Group Holdings PLC	1.5

Total Fund Holdings	145

Sector Allocation (% Equities)

Financials	27.4
Industrials	16.6
Consumer Discretionary	15.9
Information Technology	11.3
Health Care	9.5
Utilities	6.0
Materials	5.0
Consumer Staples	4.2
Energy	4.1

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Please see the prospectus for a complete discussion of the Fund’s risks.

5

American Beacon Small Cap Value II FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Small Cap Value II Fund (the “Fund”) returned 16.19% for the six months ended April 30, 2013, trailing the Russell 2000® Value Index (the “Index”) return of 16.58%, but outperforming the Lipper Small-Cap Value Funds Index return of 15.72% for the same period.

Total Returns for the Period Ended 4/30/13:

	6 Months*	1 Year	Since Incep. (11/15/11)
Y Class (1,3)	16.33%	24.59%	16.28%
Investor Class (1,3)	16.19%	24.12%	15.98%
Russell 2000 Value Index (2)	16.58%	19.71%	21.83%
Lipper Small-Cap Value Funds Index (2)	15.72%	15.71%	18.41%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Russell 2000 Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y and Investor Class shares was 4.52%, and 4.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Prior to the deduction of expenses, the Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.

The Fund’s Financials and Materials sector holdings contributed most to excess performance. In the Financials sector, Protective Life (up 40.4%) and National Financial Partners (up 37.9%) were the largest contributors. US Silica Holdings (up 35.0%) contributed most to the Fund’s returns in the Materials sector. Not owning Coeur D’Alene Mines and McEwen Mining, which were down 50.7% and 52.1%, respectively in the Index, also added relative value. The aforementioned good performance was somewhat offset by poor stock selection in the Consumer Discretionary, Energy and Information Technology sectors. Children’s Place (down 16.3%) detracted from performance in the Consumer Discretionary sector. Not owning Fifth & Pacific, up 87.8% in the Index, also negatively impacted the Fund’s relative returns. In the Energy sector, Vaalco Energy (down 20.1%) and Cloud Peak Energy (down 24.2%) detracted relative value. Netgear (down 20.1%) and Keynote Systems (down 20.7%) hurt performance in the Information Technology sector.

The Fund’s significant overweight position in Industrials and an underweight in the Utilities sector contributed to performance through sector allocation. An overweight in Materials, the worst performing sector in the Index, detracted from Fund returns.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)

Photronics, Inc.	1.9
Protective Life Corp.	1.5
Magellan Health Services, Inc.	1.5
Vishay Intertechnology, Inc.	1.4
Andersons, Inc.	1.3
Crane Co.	1.2
EMCOR Group, Inc.	1.1
Cabot Corp.	1.1
Barnes Group, Inc.	1.1
Men’s Wearhouse, Inc.	1.1

Total Fund Holdings	157

Sector Allocation (% Equities)

Financials	27.8
Industrials	20.3
Information Technology	13.3
Consumer Discretionary	11.3
Energy	8.2
Materials	7.1
Health Care	5.1
Consumer Staples	4.8
Utilities	1.7
Telecommunication Services	0.4

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While

6

American Beacon Small Cap Value II FundSM

Performance Overview

April 30, 2013 (Unaudited)

investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in the securities of small/mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks.

7

American Beacon FundsSM

Fund Expenses

April 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

8

American Beacon FundsSM

Fund Expenses

April 30, 2013 (Unaudited)

Balanced Fund
	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Institutional Class
Actual	$1,000.00	$1,113.54	$3.20
Hypothetical **	$1,000.00	$1,021.77	$3.06

Y Class
Actual	$1,000.00	$1,112.72	$3.67
Hypothetical **	$1,000.00	$1,021.32	$3.51

Investor Class
Actual	$1,000.00	$1,111.17	$4.87
Hypothetical **	$1,000.00	$1,020.18	$4.66

Advisor Class
Actual	$1,000.00	$1,111.01	$5.71
Hypothetical **	$1,000.00	$1,019.39	$5.46

A Class
Actual	$1,000.00	$1,110.63	$5.76
Hypothetical **	$1,000.00	$1,019.34	$5.51

AMR Class
Actual	$1,000.00	$1,114.16	$1.78
Hypothetical **	$1,000.00	$1,023.11	$1.71

C Class
Actual	$1,000.00	$1,105.79	$9.61
Hypothetical **	$1,000.00	$1,015.67	$9.20

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.61%, 0.70%, 0.93%, 1.09%, 1.10%, 1.84% and 0.34% for the Institutional, Y, Investor, Advisor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Mid-Cap Value Fund
	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12- 4/30/13
Institutional Class
Actual	$1,000.00	$1,198.48	$5.34
Hypothetical **	$1,000.00	$1,019.93	$4.91

Y Class
Actual	$1,000.00	$1,198.75	$5.89
Hypothetical **	$1,000.00	$1,019.44	$5.41

Investor Class
Actual	$1,000.00	$1,196.17	$6.70
Hypothetical **	$1,000.00	$1,018.70	$6.16

Advisor Class
Actual	$1,000.00	$1,195.43	$8.11
Hypothetical **	$1,000.00	$1,017.41	$7.45

A Class
Actual	$1,000.00	$1,195.34	$8.11
Hypothetical **	$1,000.00	$1,017.41	$7.45

AMR Class
Actual	$1,000.00	$1,199.98	$4.09
Hypothetical **	$1,000.00	$1,021.08	$3.76

C Class
Actual	$1,000.00	$1,191.25	$12.17
Hypothetical **	$1,000.00	$1,013.69	$11.18

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.23%, 1.49%, 1.49%, 2.24% and 0.75% for the Institutional, Y, Investor, Advisor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Small Cap Value II Fund
	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12- 4/30/13
Y Class
Actual	$1,000.00	$1,163.33	$5.85
Hypothetical **	$1,000.00	$1,019.39	$5.46

Investor Class
Actual	$1,000.00	$1,161.91	$7.34
Hypothetical **	$1,000.00	$1,018.00	$6.85

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09% and 1.37% for the Y and Investor Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 59.56%
CONSUMER DISCRETIONARY - 5.47%
Auto Components - 1.24%
Delphi Automotive PLC	17,600	$813
Johnson Controls, Inc.	192,400	6,737
Magna International, Inc., Class A	37,200	2,238

		9,788

Automobiles - 1.68%
General Motors Co.A	181,200	5,588
Hertz Global Holdings, Inc.A	171,620	4,133
Toyota Motor Corp., ADRB	30,200	3,512

		13,233

Hotels, Restaurants & Leisure - 0.41%
Carnival Corp.	93,100	3,213

Household Durables - 0.20%
Stanley Black & Decker, Inc.	21,200	1,586

Media - 0.83%
Comcast Corp., Class A	52,400	2,165
Comcast Corp., Special Class A	20,500	805
Interpublic Group of Cos., Inc.	150,100	2,077
Time Warner Cable, Inc.	16,300	1,530

		6,577

Multiline Retail - 0.96%
Family Dollar Stores, Inc.	45,100	2,768
Target Corp.	67,800	4,784

		7,552

Specialty Retail - 0.15%
Lowe’s Cos., Inc.	31,500	1,210

Total Consumer Discretionary		43,159

CONSUMER STAPLES - 4.91%
Beverages - 0.76%
Diageo PLC, ADRB	33,000	4,033
Molson Coors Brewing Co., Class B	15,800	815
PepsiCo, Inc.	14,100	1,163

		6,011

Food & Drug Retailing - 2.26%
CVS Caremark Corp.	27,900	1,623
Kroger Co.	221,500	7,615
Sysco Corp.	91,100	3,176
Wal-Mart Stores, Inc.	68,600	5,332

		17,746

Food Products - 0.21%
Mondelez International, Inc., Class A	53,400	1,679

Tobacco - 1.68%
Altria Group, Inc.	71,200	2,600
Imperial Tobacco Group PLC, ADRB	50,700	3,651
Philip Morris International, Inc.	73,700	7,044

		13,295

Total Consumer Staples		38,731

ENERGY - 8.35%
Energy Equipment & Services - 1.33%
Cobalt International Energy, Inc.A	153,500	4,289
Halliburton Co.	94,600	4,046

	Shares	Fair Value
		(000’s)
Transocean Ltd.A	41,820	$2,152

		10,487

Oil & Gas - 7.02%
Apache Corp.	46,600	3,443
BP PLC, ADRB	263,197	11,476
Chevron Corp.	26,128	3,188
ConocoPhillips	69,090	4,176
Hess Corp.	10,900	787
Kosmos Energy Ltd.A	35,700	392
Marathon Oil Corp.	44,500	1,454
Marathon Petroleum Corp.	26,750	2,096
Murphy Oil Corp.	16,900	1,049
Occidental Petroleum Corp.	75,200	6,713
Phillips 66	73,495	4,480
Royal Dutch Shell PLC, Class A, ADRB	29,637	2,014
Royal Dutch Shell PLC, Class B, ADRB	70,100	4,893
Seadrill Ltd.	62,800	2,417
Spectra Energy Corp.	71,400	2,251
Total S.A., ADRB	91,400	4,592

		55,421

Total Energy		65,908

FINANCIALS - 15.69%
Banks - 4.79%
Bank of America Corp.	1,039,280	12,794
Bank of New York Mellon Corp.	53,900	1,521
Fifth Third Bancorp	101,000	1,720
PNC Financial Services Group, Inc.	68,725	4,665
SunTrust Banks, Inc.	108,600	3,177
Wells Fargo & Co.	367,398	13,953

		37,830

Diversified Financials - 6.70%
American Express Co.	71,900	4,919
Blackstone Group LPC	66,500	1,367
Capital One Financial Corp.	116,800	6,749
Charles Schwab Corp.	172,500	2,926
Citigroup, Inc.	232,970	10,870
JPMorgan Chase & Co.	411,534	20,169
KKR & Co. LPC	70,000	1,470
Morgan Stanley	64,300	1,424
SLM Corp.	144,200	2,978

		52,872

Insurance - 4.20%
ACE Ltd.	17,600	1,569
Allstate Corp.	46,800	2,305
American International Group, Inc.A	151,300	6,267
Berkshire Hathaway, Inc., Class BA	38,458	4,089
Hartford Financial Services Group, Inc.	73,300	2,059
Lincoln National Corp.	114,100	3,881
MetLife, Inc.	192,900	7,521
Unum Group	110,300	3,076
XL Group PLC	75,600	2,354

		33,121

Total Financials		123,823

HEALTH CARE - 8.35%
Health Care Equipment & Supplies - 1.28%
Baxter International, Inc.	21,700	1,516
Covidien PLC	25,700	1,641
Medtronic, Inc.	132,400	6,180

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Zimmer Holdings, Inc.	10,100	$772

		10,109

Health Care Providers & Services - 2.30%
Aetna, Inc.	15,200	873
Humana, Inc.	49,100	3,639
Quest Diagnostics, Inc.	18,400	1,036
UnitedHealth Group, Inc.	80,900	4,848
WellPoint, Inc.	106,000	7,730

		18,126

Pharmaceuticals - 4.77%
AstraZeneca PLC, ADRB	16,800	872
GlaxoSmithKline PLC, ADRB	48,900	2,525
Johnson & Johnson	93,900	8,003
Merck & Co., Inc.	217,776	10,236
Novartis AG, ADRB	47,200	3,481
Pfizer, Inc.	349,354	10,157
Sanofi, ADRB	44,300	2,363

		37,637

Total Health Care		65,872

INDUSTRIALS - 5.58%
Aerospace & Defense - 1.37%
Boeing Co.	24,700	2,258
Exelis, Inc.	75,500	843
Lockheed Martin Corp.	25,000	2,477
Northrop Grumman Corp.	10,200	773
Raytheon Co.	72,500	4,450

		10,801

Air Freight & Couriers - 0.30%
FedEx Corp.	25,200	2,369

Commercial Services & Supplies - 0.30%
RR Donnelley & Sons Co.	190,100	2,340

Electronic Equipment & Instruments - 0.48%
Emerson Electric Co.	68,900	3,825

Industrial Conglomerates - 1.30%
General Electric Co.	265,400	5,915
Honeywell International, Inc.	58,900	4,332

		10,247

Machinery - 1.83%
Caterpillar, Inc.	20,800	1,761
Cummins, Inc.	40,900	4,351
Illinois Tool Works, Inc.	37,400	2,415
ITT Corp.	26,600	734
Joy Global, Inc.	26,800	1,515
PACCAR, Inc.	40,000	1,991
Xylem, Inc.	60,600	1,682

		14,449

Total Industrials		44,031

INFORMATION TECHNOLOGY - 5.92%
Communications Equipment - 0.66%
Cisco Systems, Inc.	36,800	770
Corning, Inc.	307,500	4,459

		5,229

Computers & Peripherals - 1.40%
Apple, Inc.	4,630	2,050
Hewlett-Packard Co.	260,900	5,374
Seagate Technology PLC	49,625	1,821

	Shares	Fair Value
		(000’s)
Western Digital Corp.	32,300	$1,786

		11,031

Electronic Equipment & Instruments - 0.34%
Avnet, Inc.A	13,800	452
TE Connectivity Ltd.	51,925	2,261

		2,713

IT Consulting & Services - 0.34%
Fidelity National Information Services, Inc.	64,300	2,704

Semiconductor Equipment & Products - 0.62%
Intel Corp.	155,600	3,727
Texas Instruments, Inc.	33,200	1,202

		4,929

Software - 2.56%
Activision Blizzard, Inc.	188,700	2,821
CA, Inc.	44,674	1,205
Microsoft Corp.	364,400	12,061
Oracle Corp.	123,000	4,032

		20,119

Total Information Technology		46,725

MATERIALS - 0.28%
EI du Pont de Nemours & Co.,	41,100	2,240

TELECOMMUNICATION SERVICES - 2.26%
Diversified Telecommunication Services - 1.71%
AT&T, Inc.	227,577	8,525
Verizon Communications, Inc.	91,108	4,912

		13,437

Wireless Telecommunication Services - 0.55%
Vodafone Group PLC, ADRB	142,600	4,362

Total Telecommunication Services		17,799

UTILITIES - 2.75%
Electric - 0.77%
Exelon Corp.	97,600	3,661
NRG Energy, Inc.	87,900	2,450

		6,111

Electric Utilities - 1.98%
CenterPoint Energy, Inc.	149,200	3,682
Edison International	22,700	1,221
Entergy Corp.	53,200	3,789
Public Service Enterprise Group, Inc.	189,000	6,920

		15,612

Total Utilities		21,723

Total Common Stock (Cost $360,740)		470,011

PREFERRED STOCK - 0.24% (Cost $1,679)
MANUFACTURING - 0.24%
General Motors Co., 4.75%, Due 12/1/2013	40,800	1,896

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS - 12.89%
Aerospace/Defense - 0.20%
Northrop Grumman Corp.,

See accompanying notes 11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.05%, Due 8/1/2019	$150	$177
United Technologies Corp.,
1.80%, Due 6/1/2017	740	764
6.125%, Due 7/15/2038	450	608

		1,549

Auto Manufacturing - 0.37%
American Honda Finance Corp.,
3.875%, Due 9/21/2020D	250	279
Daimler Finance North America LLC,
3.00%, Due 3/28/2016D E	160	167
2.95%, Due 1/11/2017D E	300	317
2.40%, Due 4/10/2017D E	550	570
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017E	300	323
5.875%, Due 8/2/2021E	400	467
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	250	259
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015D	500	507

		2,889

Banks - 4.96%
Bank of America Corp.,
6.50%, Due 8/1/2016	1,340	1,546
7.80%, Due 9/15/2016	700	820
7.625%, Due 6/1/2019	1,170	1,498
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	460	483
Bank of Nova Scotia,
0.75%, Due 10/9/2015	230	230
Bank One Corp.,
4.90%, Due 4/30/2015	250	266
Barclays Bank PLC,
3.90%, Due 4/7/2015	330	349
6.75%, Due 5/22/2019	350	438
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018E	1,835	2,285
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	340
Canadian Imperial Bank of Commerce,
2.35%, Due 12/11/2015	215	224
Capital One Financial Corp.,
2.15%, Due 3/23/2015	465	475
Citigroup, Inc.,
1.214%, Due 4/1/2014F	6	6
6.375%, Due 8/12/2014	1,720	1,839
0.576%, Due 11/5/2014F	320	319
6.01%, Due 1/15/2015	170	184
8.50%, Due 5/22/2019	1,730	2,326
Danske Bank A/S,
1.327%, Due 4/14/2014D F	620	623
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	348
0.700%, Due 12/20/2016F	1,000	981
8.25%, Due 3/1/2038	455	652
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	804
6.25%, Due 9/1/2017	650	765
5.95%, Due 1/18/2018	405	473
6.00%, Due 6/15/2020	175	211
5.75%, Due 1/24/2022	400	478
ING Bank N.V.,
1.681%, Due 6/9/2014D G	1,980	2,001

	Par Amount	Fair Value
	(000’s)	(000’s)
5.125%, Due 5/1/2015D	$450	$472
3.75%, Due 3/7/2017D	400	430
JPMorgan Chase & Co.,
0.726%, Due 4/23/2015	845	846
0.610%, Due 6/13/2016F	1,000	983
5.50%, Due 10/15/2040	325	394
KeyCorp,
5.10%, Due 3/24/2021	140	165
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015D	325	343
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	455	535
6.50%, Due 7/15/2018	180	216
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	365	415
Morgan Stanley,
0.579%, Due 1/9/2014F	1,760	1,756
0.757%, Due 10/15/2015F	920	908
1.75%, Due 2/25/2016	250	252
0.727%, Due 10/18/2016F	705	688
4.75%, Due 3/22/2017	805	892
7.30%, Due 5/13/2019	350	438
5.625%, Due 9/23/2019	350	408
3.75%, Due 2/25/2023	250	259
National Australia Bank Ltd.,
4.375%, Due 12/10/2020D	325	373
Nordea Bank AB,
4.875%, Due 1/27/2020D	300	347
PNC Funding Corp.,
4.25%, Due 9/21/2015	255	276
4.375%, Due 8/11/2020	330	378
3.30%, Due 3/8/2022	235	247
Rabobank Nederland,
2.125%, Due 10/13/2015	235	243
Royal Bank of Canada,
1.15%, Due 3/13/2015	195	197
0.625%, Due 12/5/2016	810	810
Societe Generale S.A.,
2.20%, Due 9/14/2013D	300	302
1.328%, Due 4/11/2014D F	900	905
State Street Corp.,
2.875%, Due 3/7/2016	300	319
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	315	338
UBS AG,
5.875%, Due 12/20/2017	611	727
US Bancorp,
1.65%, Due 5/15/2017	280	287
Wachovia Corp.,
0.616%, Due 10/28/2015F	865	857
0.647%, Due 10/15/2016F	650	642
5.75%, Due 2/1/2018	480	573

		39,185

Beverage/Bottling - 0.25%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	330	395
8.00%, Due 11/15/2039	125	202
Coca-Cola Co.,
0.75%, Due 11/15/2013	105	105
Diageo Capital PLC,
1.50%, Due 5/11/2017	235	240
Molson Coors Brewing Co.,

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.50%, Due 5/1/2022	$80	$85
PepsiCo, Inc.,
2.50%, Due 5/10/2016	220	231
2.75%, Due 3/1/2023	370	377
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042D	300	345

		1,980

Cable/Broadcasting/Satellite - 0.60%
CBS Corp.,
3.375%, Due 3/1/2022	500	522
Comcast Corp.,
5.875%, Due 2/15/2018	485	587
6.55%, Due 7/1/2039	450	611
DIRECTV Holdings LLC.,
1.75%, Due 1/15/2018E	275	275
6.35%, Due 3/15/2040E	140	164
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	174
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	757
6.75%, Due 7/1/2018	280	348
7.30%, Due 7/1/2038	35	45
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	536
4.75%, Due 3/29/2021	325	377
Viacom, Inc.,
4.50%, Due 2/27/2042	450	439

		4,835

Chemicals - 0.10%
Dow Chemical Co.,
4.25%, Due 11/15/2020	210	233
4.125%, Due 11/15/2021	300	327
EI du Pont de Nemours & Co.,
2.80%, Due 2/15/2023	250	257

		817

Consumer Products - 0.06%
ConAgra Foods, Inc.,
3.20%, Due 1/25/2023	175	180
Kellogg Co.,
1.875%, Due 11/17/2016	150	154
Kraft Foods Group, Inc.,
1.625%, Due 6/4/2015	130	132

		466

Diversified Financial Services - 0.35%
American Express Co.,
4.05%, Due 12/3/2042	270	269
American Express Credit Corp.,
1.75%, Due 6/12/2015	395	404
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	446
6.00%, Due 8/7/2019	350	429
5.50%, Due 1/8/2020	690	830
5.30%, Due 2/11/2021	115	134
5.875%, Due 1/14/2038	210	254

		2,766

Electric - 0.64%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	199
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	443
Duke Energy Indiana, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
6.05%, Due 6/15/2016	$250	$289
EDF S.A.,
4.60%, Due 1/27/2020D	320	364
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019E	170	195
6.25%, Due 10/1/2039E	190	229
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	644
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	230	231
5.45%, Due 4/10/2017	185	216
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	181
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	406
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	636
Union Electric Co.,
6.70%, Due 2/1/2019	260	328
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	186
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	502

		5,049

Electronics - 0.19%
Altera Corp.,
1.75%, Due 5/15/2017	150	153
Analog Devices, Inc.,
3.00%, Due 4/15/2016	225	238
Applied Materials, Inc.,
2.65%, Due 6/15/2016	235	247
Intel Corp.,
1.35%, Due 12/15/2017	300	302
3.30%, Due 10/1/2021	215	229
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	285	343

		1,512

Engineering & Construction - 0.02%
ABB Finance USA, Inc.,

2.875%, Due 5/8/2022	175	181

Healthcare - Services - 0.07%
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	165
UnitedHealth Group, Inc.,
3.875%, Due 10/15/2020	325	361

		526

Healthcare - Products - 0.15%
Baxter International, Inc.,
1.85%, Due 1/15/2017	155	159
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	225	243
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	200	209
Medtronic, Inc.,
3.00%, Due 3/15/2015	250	262
St Jude Medical, Inc.,
2.50%, Due 1/15/2016	300	311

		1,184

Healthcare - Services - 0.15%
Humana, Inc.,

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.15%, Due 12/1/2022	$325	$327
UnitedHealth Group, Inc.,
5.375%, Due 3/15/2016	240	270
3.95%, Due 10/15/2042	155	152
WellPoint, Inc.,
4.35%, Due 8/15/2020	360	406

		1,155

Information / Data Technology - 0.62%
Apple Inc.,
2.40%, Due 5/3/2023	475	474
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	332
4.65%, Due 12/9/2021	925	957
4.05%, Due 9/15/2022	300	305
6.00%, Due 9/15/2041	1,885	1,910
Oracle Corp.,
1.20%, Due 10/15/2017	265	267
Xerox Corp.,
5.65%, Due 5/15/2013	75	75
8.25%, Due 5/15/2014	160	172
1.110%, Due 5/16/2014F	232	232
2.95%, Due 3/15/2017	150	156

		4,880

Insurance - 0.90%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020E	350	423
American International Group, Inc.,
6.40%, Due 12/15/2020	625	782
4.875%, Due 6/1/2022	600	691
CNA Financial Corp.,
7.35%, Due 11/15/2019	255	325
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021D	280	311
6.50%, Due 5/1/2042D	1,000	1,176
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026D	1,500	1,957
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	253
MetLife, Inc.,
6.375%, Due 6/15/2034	350	459
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	387
Willis North America, Inc.,
6.20%, Due 3/28/2017	295	337

		7,101

Machinery - 0.15%
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	245	248
1.625%, Due 6/1/2017	330	337
John Deere Capital Corp.,
0.95%, Due 6/29/2015	120	121
1.30%, Due 3/12/2018	320	322
Precision Castparts Corp.,
0.70%, Due 12/20/2015	180	181

		1,209

Metals/Mining - 0.08%
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	215	220

	Par Amount	Fair Value
	(000’s)	(000’s)
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	$230	$241
Teck Resources Ltd.,
6.00%, Due 8/15/2040	145	152

		613

Natural Gas Distribution - 0.03%
Sempra Energy,

6.50%, Due 6/1/2016	180	209

Oil & Gas - 0.66%
Apache Corp.,
5.10%, Due 9/1/2040	170	188
BP Capital Markets PLC,
4.50%, Due 10/1/2020	295	342
2.50%, Due 11/6/2022	330	329
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	295	317
6.25%, Due 3/15/2038	365	454
ConocoPhillips,
6.65%, Due 7/15/2018	405	509
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	309
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	341
Husky Energy, Inc.,
5.90%, Due 6/15/2014	170	179
3.95%, Due 4/15/2022	255	276
Marathon Oil Corp.,
6.00%, Due 10/1/2017	250	297
Phillips 66,
1.95%, Due 3/5/2015	195	199
4.30%, Due 4/1/2022	265	296
Pride International, Inc.,
6.875%, Due 8/15/2020	150	191
Shell International Finance BV,
0.625%, Due 12/4/2015	775	779
Valero Energy Corp.,
9.375%, Due 3/15/2019	135	186

		5,192

Oilfield Machinery / Service - 0.05%
Cameron International Corp.,
6.375%, Due 7/15/2018	135	163
Halliburton Co.,
3.25%, Due 11/15/2021	190	205

		368

Other Manufacturing - 0.14%
Cooper US, Inc.,
6.10%, Due 7/1/2017	245	290
3.875%, Due 12/15/2020	245	269
Eaton Corp PLC,
5.60%, Due 5/15/2018	205	242
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	115	116
6.55%, Due 10/1/2017	175	210

		1,127

Other Service - 0.03%
eBay, Inc.,

1.35%, Due 7/15/2017	240	243

Other Transportation - 0.02%
United Parcel Service, Inc.,

1.125%, Due 10/1/2017	125	126

See accompanying notes

14

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Pharmaceuticals - 0.38%
AbbVie, Inc.,
1.20%, Due 11/6/2015D	$205	$207
2.90%, Due 11/6/2022D	315	321
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	250	254
Genzyme Corp.,
5.00%, Due 6/15/2020	190	227
Gilead Sciences, Inc.,
2.40%, Due 12/1/2014	245	252
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017	550	560
McKesson Corp.,
3.25%, Due 3/1/2016	160	171
Novartis Capital Corp.,
2.90%, Due 4/24/2015	160	168
Sanofi,
1.25%, Due 4/10/2018	385	387
4.00%, Due 3/29/2021	245	278
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	150	157

		2,982

Pipelines - 0.32%
Energy Transfer Partners LP,
8.50%, Due 4/15/2014C	214	229
9.00%, Due 4/15/2019C	180	240
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039E	310	379
ONEOK Partners LP,
6.125%, Due 2/1/2041C	245	300
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014E	190	202
5.65%, Due 3/1/2020E	315	375
Spectra Energy Partners LP,
4.60%, Due 6/15/2021C	160	174
The Williams Cos., Inc.,
3.70%, Due 1/15/2023	125	126
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	205	304
6.10%, Due 6/1/2040	170	222

		2,551

Railroad - 0.23%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030E	235	335
5.75%, Due 5/1/2040E	170	210
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	420
CSX Corp.,
5.50%, Due 4/15/2041	325	386
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	510

		1,861

Real Estate Investment Trusts - 0.24%
Boston Properties LP,
3.125%, Due 9/1/2023C	175	178
ERP Operating LP,
3.00%, Due 4/15/2023C	125	126
HCP, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.375%, Due 2/1/2021	$245	$291
Health Care REIT, Inc.,
3.625%, Due 3/15/2016	125	133
5.25%, Due 1/15/2022	170	197
Simon Property Group LP,
6.125%, Due 5/30/2018C	380	466
10.35%, Due 4/1/2019C	325	473

		1,864

Retail - 0.12%
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	179
Home Depot, Inc.,
2.70%, Due 4/1/2023	125	127
Walgreen Co.,
3.10%, Due 9/15/2022	125	127
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	514
		947
Telecom - 0.65%
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	443
AT&T, Inc.,
0.80%, Due 12/1/2015	365	364
5.50%, Due 2/1/2018	275	325
5.35%, Due 9/1/2040	173	195
4.35%, Due 6/15/2045D	341	333
Cellco Partnership,
8.50%, Due 11/15/2018	220	295
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042D	300	320
France Telecom S.A.,
4.375%, Due 7/8/2014	150	156
2.125%, Due 9/16/2015	150	154
Oi S.A.,
5.75%, Due 2/10/2022D	385	406
Rogers Communications, Inc.,
5.50%, Due 3/15/2014	225	234
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	230	233
4.60%, Due 4/1/2021	380	438
3.50%, Due 11/1/2021	140	149
6.90%, Due 4/15/2038	275	366
Vodafone Group PLC,
1.625%, Due 3/20/2017	230	233
6.15%, Due 2/27/2037	365	450

		5,094

Tobacco - 0.06%
Altria Group, Inc.,
9.70%, Due 11/10/2018	95	133
4.75%, Due 5/5/2021	310	356

		489

Vehicle Parts - 0.10%
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	385	389
5.00%, Due 3/30/2020	320	368

		757

Total Corporate Obligations (Cost $92,958)		101,707

See accompanying notes

15

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
FOREIGN GOVERNMENT OBLIGATIONS - 0.11%
Oil & Gas - 0.11%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	$200	$210
3.50%, Due 2/6/2017	135	141
6.875%, Due 1/20/2040	115	137
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	391

Total Foreign Government Obligations (Cost $771)		879

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.77%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	247	248
5.634%, Due 4/10/2049, 2007-2 A2	106	109
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	751
5.54%, Due 9/11/2041, 2006-PW13 A4	420	475
4.831%, Due 7/11/2042, 2004-PWR5 A4	186	188
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1D	339	365
3.849%, Due 12/10/2043, 2010-C2 A1D	518	558
3.645%, Due 3/10/2044, 2011-GC3 A2D	500	536
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	113	113
3.853%, Due 6/15/2043, 2010-C1 A1D	658	695
4.388%, Due 2/15/2046, 2011-C3 A3D	550	622
4.625%, Due 3/15/2046, 2005-LDP1 A2	78	79
5.910%, Due 2/12/2049, 2007-CB19 A4	550	636
5.629%, Due 2/12/2051, 2007-CB20 A2	62	62
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	500	571
Wachovia Bank Commercial Mortgage Trust,
5.919%, Due 6/15/2049, 2007-C32 A2	101	104

Total Non-Agency Mortgage-Backed Obligations (Cost $5,567)		6,112

ASSET-BACKED OBLIGATIONS - 0.27%
CNH Equipment Trust,
2.04%, Due 10/17/2016, 2011-A A4	380	388
0.94%, Due 5/15/2017, 2012 A A3	440	442
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	240	240
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016, 2009-A A4	139	140

	Par Amount	Fair Value
	(000’s)	(000’s)
Nissan Auto Lease Trust,
0.58%, Due 11/16/2015, 2012 B A3	$415	$416
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	535	538

Total Asset-Backed Obligations (Cost $2,155)		2,164

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.30%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	183	195
5.00%, Due 10/1/2020	74	79
5.00%, Due 8/1/2033	403	436
5.50%, Due 2/1/2034	367	399
5.00%, Due 3/1/2034	285	308
6.00%, Due 6/1/2034	271	302
6.00%, Due 8/1/2034	215	238
5.00%, Due 8/1/2035	259	279
5.00%, Due 9/1/2035	187	201
5.50%, Due 4/1/2037	311	336
5.50%, Due 5/1/2038	154	167
0.599%, Due 12/15/2040F	817	820
4.00%, Due 1/1/2041	956	1,021
4.50%, Due 2/1/2041	841	903
3.50%, Due 3/1/2042	479	512
4.00%, Due 3/1/2042	361	386
3.50%, Due 6/1/2042	2,464	2,621
3.50%, Due 7/1/2042	604	643
3.00%, Due 8/1/2042	970	1,012

		10,858

Federal National Mortgage Association
5.50%, Due 2/1/2014	17	18
6.00%, Due 4/1/2016	52	54
5.00%, Due 12/1/2017	160	172
4.50%, Due 9/1/2018	116	125
4.00%, Due 8/1/2020	169	181
3.50%, Due 1/1/2026	221	235
4.00%, Due 5/1/2026	1,165	1,246
3.50%, Due 1/1/2028	295	315
5.00%, Due 3/1/2034	446	486
4.50%, Due 9/1/2034	189	204
5.50%, Due 12/1/2035	121	132
5.00%, Due 2/1/2036	187	203
5.50%, Due 4/1/2036	244	267
6.00%, Due 9/1/2036	190	208
5.50%, Due 2/1/2037	288	313
5.50%, Due 6/1/2038	70	76
4.50%, Due 1/1/2040	922	994
4.00%, Due 9/1/2040	706	756
4.00%, Due 1/1/2041	1,260	1,349
4.00%, Due 2/1/2041	1,298	1,436
4.00%, Due 4/1/2041	922	1,021
4.50%, Due 4/1/2041	2,145	2,353
4.50%, Due 5/1/2041	1,437	1,581
4.50%, Due 8/1/2041	1,251	1,372
4.00%, Due 10/1/2041	1,144	1,241
4.50%, Due 10/1/2041	784	862
3.50%, Due 2/1/2042	1,362	1,460
4.00%, Due 4/1/2042	1,163	1,277
3.50%, Due 9/1/2042	839	896
3.00%, Due 1/1/2043	1,348	1,412

		22,245

See accompanying notes

16

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Government National Mortgage Association
7.00%, Due 12/15/2025	$138	$166
6.50%, Due 8/15/2027	137	157
6.50%, Due 11/15/2027	145	167
7.50%, Due 12/15/2028	125	149
5.50%, Due 7/15/2033	324	362
6.00%, Due 12/15/2033	360	417
5.50%, Due 2/20/2034	467	517
1.692%, Due 11/16/2035, 2010-148 A	215	218
2.174%, Due 7/16/2038, 2011-147 A	1,936	2,005
6.00%, Due 10/15/2038	637	720
2.989%, Due 3/16/2039, 2010-71 AC	350	360
5.00%, Due 10/15/2039	2,390	2,676
5.50%, Due 2/15/2040	682	745
4.50%, Due 10/20/2040	962	1,071
3.50%, Due 3/15/2043	763	832
2.543%, Due 9/16/2044, 2011-96 AC	885	922
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,599
6.00%, Due 5/20/2042	455	514

		14,597

National Credit Union Administration
0.600%, Due 3/11/2020, 2011 R3 1AF	1,983	1,989

Total U.S. Agency Mortgage-Backed Obligations (Cost $47,727)		49,689

U.S. TREASURY OBLIGATIONS - 4.12%
2.125%, Due 11/30/2014	2,650	2,731
2.50%, Due 3/31/2015	2,300	2,400
0.375%, Due 3/15/2015	2,060	2,066
0.25%, Due 12/15/2015	2,500	2,498
3.125%, Due 10/31/2016	1,600	1,752
0.875%, Due 1/31/2017	5,405	5,491
1.50%, Due 8/31/2018	1,500	1,560
3.625%, Due 2/15/2020	500	585
2.00%, Due 11/15/2021	985	1,030
2.00%, Due 2/15/2022	4,955	5,165
6.25%, Due 8/15/2023	800	1,147
6.875%, Due 8/15/2025	580	894
5.25%, Due 11/15/2028	450	625
4.75%, Due 2/15/2037	130	177
4.50%, Due 8/15/2039	730	969
3.125%, Due 11/15/2041	2,395	2,518
3.125%, Due 2/15/2042	800	841

Total U.S. Treasury Obligations (Cost $31,258)		32,449

U.S. AGENCY OBLIGATIONS - 3.01% (Cost $21,951)
Federal Home Loan Mortgage Corp.,
4.50%, Due 1/15/2015	22,140	23,744

MUNICIPAL OBLIGATIONS - 0.11%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	70	84
6.66%, Due 4/1/2057	630	747

Total Municipal Obligations (Cost $698)		831

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 13.77%
American Beacon U.S. Government Money Market Select Fund, Select Class H	3,000,000	$3,000
JPMorgan U.S. Government Money Market Fund, Capital Class	70,607,982	70,608

	Par Amount
U.S. Treasury Bill, 0.01%, Due 7/25/2013	$17,580	17,578
U.S. Treasury Bill, 0.01%, Due 3/6/2014	17,580	17,565

Total Short-Term Investments (Cost $108,749)		108,751

TOTAL INVESTMENTS - 101.15% (Cost $674,253)		798,233
LIABILITIES, NET OF OTHER ASSETS - (1.15%)		(9,052)

TOTAL NET ASSETS - 100.00%		$789,181

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Limited Partnership.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,152 or 2.05% of net assets. The Fund has no right to demand registration of these securities.

E	Limited Liability Company.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Variable rate.
H	The Fund is affiliated by having the same investment advisor.

See accompanying notes 17

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	442	June, 2013	$35,188	$250

				$35,188	$250

See accompanying notes

18

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 91.41%
CONSUMER DISCRETIONARY - 14.53%
Auto Components - 2.38%
Dana Holding Corp.	55,025	$949
Delphi Automotive PLC	59,775	2,762

		3,711

Automobiles - 0.35%
Harley-Davidson, Inc.	9,865	539

Hotels, Restaurants & Leisure - 2.53%
Darden Restaurants, Inc.	12,084	624
International Game Technology	79,600	1,349
Royal Caribbean Cruises Ltd.	53,728	1,963

		3,936

Household Durables - 1.56%
Newell Rubbermaid, Inc.	23,870	629
Stanley Black & Decker, Inc.	24,088	1,802

		2,431

Leisure Equipment & Products - 0.82%
Hasbro, Inc.	27,037	1,281

Media - 2.48%
Interpublic Group of Cos., Inc.	159,152	2,202
Omnicom Group, Inc.	27,750	1,659

		3,861

Multiline Retail - 0.40%
Dollar General Corp.A	11,998	625

Specialty Retail - 4.01%
Cabela’s, Inc.A	7,439	478
Hanesbrands, Inc.	29,600	1,485
L Brands, Inc.	25,900	1,306
PetSmart, Inc.	8,439	576
Rent-A-Center, Inc.	18,300	639
Staples, Inc.	132,775	1,757

		6,241

Total Consumer Discretionary		22,625

CONSUMER STAPLES - 3.86%
Beverages - 0.74%
Coca-Cola Enterprises, Inc.	12,864	471
Molson Coors Brewing Co., Class B	13,087	675

		1,146

Food & Drug Retailing - 0.82%
Kroger Co.	20,225	695
Sysco Corp.	16,694	582

		1,277

Food Products - 0.92%
Darling International, Inc.A	26,588	492
JM Smucker Co.	4,990	516
Tyson Foods, Inc., Class A	17,071	420

		1,428

Tobacco - 1.38%
Lorillard, Inc.	25,200	1,081
Reynolds American, Inc.	22,800	1,082

		2,163

Total Consumer Staples		6,014

	Shares	Fair Value
		(000’s)
ENERGY - 3.76%
Energy Equipment & Services - 1.13%
Baker Hughes, Inc.	21,500	$975
McDermott International, Inc.A	41,726	446
Nabors Industries Ltd.	22,359	331

		1,752

Oil & Gas - 2.63%
EQT Corp.	8,071	606
Newfield Exploration Co.A	23,598	514
Pioneer Natural Resources Co.	5,929	725
Range Resources Corp.	6,010	442
Seadrill Ltd.	25,800	993
Spectra Energy Corp.	25,881	816

		4,096

Total Energy		5,848

FINANCIALS - 25.05%
Banks - 7.41%
Comerica, Inc.	41,112	1,490
Fifth Third Bancorp	131,068	2,232
First Niagara Financial Group, Inc.	79,700	758
Hancock Holding Co.	18,065	493
KeyCorp	117,950	1,176
New York Community Bancorp, Inc.	97,400	1,320
People’s United Financial, Inc.	72,000	948
Regions Financial Corp.	89,400	759
SunTrust Banks, Inc.	24,900	728
Synovus Financial Corp.	160,000	430
TCF Financial Corp.	35,722	520
Zions Bancorporation	27,991	689

		11,543

Diversified Financials - 5.00%
Ameriprise Financial, Inc.	22,165	1,652
Capital One Financial Corp.	19,300	1,115
Discover Financial Services	31,000	1,356
Invesco Ltd.	56,100	1,781
SLM Corp.	60,500	1,249
Towers Watson & Co., Class AB	8,619	628

		7,781

Insurance - 10.13%
Allstate Corp.	16,213	799
Assurant, Inc.	41,700	1,982
Axis Capital Holdings Ltd.	23,150	1,033
Chubb Corp.	8,200	722
Endurance Specialty Holdings Ltd.	12,618	618
PartnerRe Ltd.	7,344	693
Primerica, Inc.	26,450	898
Protective Life Corp.	27,625	1,051
Reinsurance Group of America, Inc.	10,529	659
Renaissancere Holdings Ltd.	15,500	1,455
Torchmark Corp.	15,437	958
Unum Group	27,896	778
Validus Holdings Ltd.	10,943	423
Willis Group Holdings PLC	57,347	2,276
XL Group PLC	45,700	1,423

		15,768

Real Estate - 2.51%
Digital Realty Trust, Inc.C	11,661	822
Hospitality Properties TrustC	55,350	1,628
Host Hotels & Resorts LPC D	37,440	684

See accompanying notes

19

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Liberty Property TrustC	17,927	$771

		3,905

Total Financials		38,997

HEALTH CARE - 8.64%
Biotechnology - 0.31%
Charles River Laboratories International, Inc.A	11,222	488

Health Care Equipment & Supplies - 2.64%
Becton Dickinson and Co.	17,350	1,635
CareFusion Corp.A	21,166	708
Patterson Cos., Inc.	11,187	425
St. Jude Medical, Inc.	32,700	1,348

		4,116

Health Care Providers & Services - 5.69%
Aetna, Inc.	8,525	490
AmerisourceBergen Corp.	8,818	477
Cardinal Health, Inc.	33,000	1,459
Cigna Corp.	20,700	1,370
Laboratory Corp. of America HoldingsA	15,150	1,414
Mednax, Inc.A	7,291	647
Omnicare, Inc.	33,600	1,471
Quest Diagnostics, Inc.	10,992	619
WellCare Health Plans, Inc.A	15,600	910

		8,857

Total Health Care		13,461

INDUSTRIALS - 15.20%
Aerospace & Defense - 2.70%
Curtiss-Wright Corp.	42,750	1,404
Exelis, Inc.	58,600	655
L-3 Communications Holdings, Inc.	26,475	2,151

		4,210

Building Products - 2.20%
Fortune Brands Home & Security, Inc.	12,250	446
Masco Corp.	105,750	2,056
Owens CorningA	22,025	926

		3,428

Commercial Services & Supplies - 1.64%
Cintas Corp.	13,510	606
Con-way, Inc.	37,325	1,261
DeVry, Inc.	24,725	693

		2,560

Construction & Engineering - 1.99%
AECOM Technology Corp.A	32,100	933
Fluor Corp.	11,317	645
URS Corp.	34,600	1,520

		3,098

Electrical Equipment - 2.09%
Brady Corp., Class A	43,950	1,489
Molex, Inc.	63,821	1,760

		3,249

Machinery - 4.20%
Dover Corp.	8,768	605
Flowserve Corp.	3,167	501
ITT Corp.	29,200	806
Parker Hannifin Corp.	7,055	625
Pentair Ltd.	28,900	1,570
SPX Corp.	17,800	1,326

	Shares	Fair Value
		(000’s)
Xylem, Inc.	39,977	$1,109

		6,542

Marine - 0.38%
Golar LNG Ltd.	17,500	585

Total Industrials		23,672

INFORMATION TECHNOLOGY - 10.31%
Communications Equipment - 1.19%
Anixter International, Inc.	17,100	1,227
Juniper Networks, Inc.A	38,119	631

		1,858

Electronic Equipment & Instruments - 4.73%
Avnet, Inc.A	63,925	2,094
Diebold, Inc.	24,748	725
Eaton Corp PLC	16,500	1,013
Ingram Micro, Inc., Class AA	91,700	1,633
TE Connectivity Ltd.	35,025	1,525
Vishay Intertechnology, Inc.A	26,195	368

		7,358

IT Consulting & Services - 1.02%
Fidelity National Information Services, Inc.	18,705	787
Total System Services, Inc.	33,900	800

		1,587

Semiconductor Equipment & Products - 1.04%
Microchip Technology, Inc.	44,500	1,621

Software - 2.33%
Adobe Systems, Inc.A	9,557	431
CA, Inc.	57,300	1,545
Symantec Corp.	27,954	679
Synopsys, Inc.A	27,576	981

		3,636

Total Information Technology		16,060

MATERIALS - 4.56%
Chemicals - 2.35%
Air Products & Chemicals, Inc.	6,834	594
Albemarle Corp.	7,218	442
Rockwood Holdings, Inc.	31,917	2,071
Scotts Miracle-Gro Co., Class A	12,120	550

		3,657

Containers & Packaging - 1.01%
Greif, Inc., Class A	11,232	541
Owens-Illinois, Inc.A	18,311	481
Silgan Holdings, Inc.	11,423	547

		1,569

Metals & Mining - 1.20%
Allegheny Technologies, Inc.	24,434	659
Compass Minerals International, Inc.	8,662	750
Nucor Corp.	10,681	466

		1,875

Total Materials		7,101

UTILITIES - 5.50%
Electric Utilities - 3.40%
CenterPoint Energy, Inc.	38,500	950
Edison International	9,299	500
Entergy Corp.	15,950	1,136
Great Plains Energy, Inc.	37,415	903

See accompanying notes

20

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Pinnacle West Capital Corp.	13,200	$804
Portland General Electric Co.	12,662	408
TECO Energy, Inc.	31,200	597

		5,298

Gas Utilities - 0.81%
AGL Resources, Inc.	18,820	825
ONEOK, Inc.	8,600	442

		1,267

Multi-Utilities - 1.29%
SCANA Corp.	9,630	522
Xcel Energy, Inc.	46,614	1,482

		2,004

Total Utilities		8,569

Total Common Stock (Cost $121,695)		142,347

SHORT-TERM INVESTMENTS - 8.02% (Cost $12,497)
JPMorgan U.S. Government Money Market Fund, Capital Class	12,497,092	12,497

TOTAL INVESTMENTS - 99.43% (Cost $134,192)		154,844
OTHER ASSETS, NET OF LIABILITIES - 0.57%		886

TOTAL NET ASSETS - 100.00%		$155,730

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $628 or 0.40% of net assets. The Fund has no right to demand registration of these securities.

C	REIT - Real Estate Investment Trust.
D	Limited Partnership.

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index Future	Long	100	June, 2013	$11,577	$11,577

				$261	$261

See accompanying notes

21

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.32%
CONSUMER DISCRETIONARY - 10.61%
Auto Components - 1.52%
Dana Holding Corp.	1,565	$27
Fuel Systems Solutions, Inc.A	2,115	33

		60

Hotels, Restaurants & Leisure - 0.74%
Monarch Casino & Resort, Inc.A	965	12
Ruby Tuesday, Inc.A	1,730	17

		29

Household Durables - 0.63%
Helen of Troy Ltd.A	720	25

Media - 1.35%
John Wiley & Sons, Inc., Class A	430	16
Madison Square Garden Co., Class AA	602	37

		53

Specialty Retail - 5.48%
Aeropostale, Inc.A	1,782	26
Buckle, Inc.	468	23
Children’s Place Retail Stores, Inc.A	367	18
Citi Trends, Inc.A	2,835	33
Finish Line Inc., Class A	1,491	29
Genesco, Inc.A	435	27
Men’s Wearhouse, Inc.	1,237	41
West Marine, Inc.A	1,588	19

		216

Textiles & Apparel - 0.89%
Maidenform Brands, Inc.A	745	13
RG Barry Corp.	1,000	14
Rocky Brands, Inc.A	527	8

		35

Total Consumer Discretionary		418

CONSUMER STAPLES - 4.52%
Beverages - 1.37%
Cott Corp.	3,081	34
National Beverage Corp.	1,390	20

		54

Food & Drug Retailing - 1.68%
Andersons, Inc.	909	49
Casey’s General Stores, Inc.	285	17

		66

Food Products - 1.17%
Cal-Maine Foods, Inc.	385	16
Darling International, Inc.A	1,602	30

		46

Household Products - 0.30%
Spectrum Brands Holdings, Inc.	210	12

Total Consumer Staples		178

ENERGY - 7.75%
Energy Equipment & Services - 5.46%
Atwood Oceanics, Inc.A	415	20
C&J Energy Services, Inc.A	660	13
Cal Dive International, Inc.A B	11,493	19
Hornbeck Offshore Services, Inc.A	714	32
Patterson-UTI Energy, Inc.	1,307	28
Superior Energy Services, Inc.A	1,456	41

	Shares	Fair Value
		(000’s)
Tetra Technologies, Inc.A	3,387	$31
Unit Corp.A	735	31

		215

Oil & Gas - 2.29%
Natural Gas Services Group, Inc.A	1,234	25
Stone Energy Corp.A	1,430	27
Triangle Petroleum Corp.A	2,833	16
Vaalco Energy, Inc.	3,222	22

		90

Total Energy		305

FINANCIALS - 26.21%
Banks - 8.97%
Bancorp, Inc.A	1,878	24
Bank of Marin Bancorp	489	19
BBCN Bancorp, Inc.	1,415	18
Boston Private Financial Holdings, Inc.	1,715	17
Bryn Mawr Bank Corp.	805	19
C&F Financial Statutory Trust IB	495	20
Cardinal Financial Corp.	1,233	19
Dime Community Bancshares, Inc.	910	13
Eagle Bancorp, Inc.A	831	19
First Defiance Financial Corp.	605	14
FirstMerit Corp.	810	14
Hancock Holding Co.	725	20
Hanmi Financial Corp.A	798	12
Horizon Bancorp	1,237	24
Investors Bancorp, Inc.	1,040	21
Prosperity Bancshares, Inc.	667	31
StellarOne Corp.	1,378	21
ViewPoint Financial Group, Inc.	719	13
Washington Federal, Inc.	901	15

		353

Diversified Financials - 3.94%
Cash America International, Inc.	290	13
CBIZ, Inc.A	2,865	19
ConnectOne Bancorp, Inc.A	436	13
GFI Group, Inc.	3,921	16
National Financial Partners Corp.A	1,511	37
Nicholas Financial, Inc.	1,240	18
Pacific Continental Corp.	1,514	17
Piper Jaffray CosA	641	22

		155

Insurance - 6.09%
American Equity Investment Life Holding Co.	1,875	29
Aspen Insurance Holdings Ltd.	600	23
Enstar Group Ltd.A B	105	13
Investors Title Co.	200	14
Montpelier Re Holdings Ltd.	635	16
Primerica, Inc.	735	25
ProAssurance Corp.	600	29
Protective Life Corp.	1,570	60
Tower Group International Ltd.	1,621	31

		240

Real Estate - 7.21%
Alexander & Baldwin, Inc.A	872	30
BioMed Realty Trust, Inc.C	1,207	27
Chatham Lodging TrustC	760	14
DiamondRock Hospitality Co.C	2,938	29
DuPont Fabros Technology LPD	762	19

See accompanying notes

22

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Forestar Group, Inc.A	806	$17
Franklin Street Properties Corp.C	1,630	25
Hospitality Properties TrustC	730	21
KKR Financial Holdings LLCE	2,330	25
LaSalle Hotel PropertiesC	859	22
Pebblebrook Hotel TrustC	500	14
PS Business Parks, Inc.C	261	21
Summit Hotel Properties, Inc.C	1,965	20

		284

Total Financials		1,032

HEALTH CARE - 4.85%
Biotechnology - 0.58%
RTI Biologics, Inc.A	5,709	23

Health Care Equipment & Supplies - 1.12%
CONMED Corp.	858	27
Hillenbrand, Inc.	670	17

		44

Health Care Providers & Services - 3.15%
Ensign Group, Inc.	785	27
Health Net, Inc.A	450	13
Magellan Health Services, Inc.A	1,148	58
US Physical Therapy, Inc.	530	13
WellCare Health Plans, Inc.A	215	13

		124

Total Health Care		191

INDUSTRIALS - 19.15%
Aerospace & Defense - 1.22%
LMI Aerospace, Inc.A	765	16
Sparton Corp.	1,315	19
Triumph Group, Inc.	165	13

		48

Building Products - 1.52%
Crane Co.	880	47
Universal Forest Products, Inc.	327	13

		60

Commercial Services & Supplies - 3.54%
Brink’s Co.	638	17
Iconix Brand Group, Inc.A	1,168	34
Koppers Holdings, Inc.	605	27
Layne Christensen Co.A	1,196	24
TAL International Group, Inc.	310	13
United Stationers Supply Co.	740	24

		139

Construction & Engineering - 3.36%
EMCOR Group, Inc.	1,150	43
Granite Construction, Inc.	840	23
MasTec, Inc.A	1,423	40
URS Corp.	590	26

		132

Diversified Manufacturing - 1.07%
Barnes Group, Inc.	1,505	42

Electrical Equipment - 1.90%
General Cable Corp.A	800	28
GrafTech International Ltd.A	3,544	25
Powell Industries, Inc.A	450	22

		75

	Shares	Fair Value
		(000’s)
Industrial Conglomerates - 1.32%
Teleflex, Inc.	439	$34
US Ecology, Inc.	665	18

		52

Machinery - 2.89%
Astec Industries, Inc.	589	19
CIRCOR International, Inc.	526	25
EnPro Industries, Inc.A	483	24
John Bean Technologies Corp.	720	15
Titan International, Inc.	1,409	31

		114

Marine - 0.48%
CAI International, Inc.A	750	19

Road & Rail - 1.85%
Marten Transport Ltd.	981	20
Old Dominion Freight Line, Inc.A	1,050	40
Ryder System, Inc.	220	13

		73

Total Industrials		754

INFORMATION TECHNOLOGY - 12.57%
Communications Equipment - 1.14%
Anixter International, Inc.	275	20
Polycom, Inc.A	2,380	25

		45

Computers & Peripherals - 0.71%
Mercury Systems, Inc.A	3,583	28

Electronic Equipment & Instruments - 4.72%
Electro Scientific Industries, Inc.	2,337	25
Itron, Inc.A	605	24
Methode Electronics, Inc.	470	7
MTS Systems Corp.	475	29
Tech Data Corp.A	565	26
Tronox Ltd., Class A	975	20
Vishay Intertechnology, Inc.A	3,864	55

		186

Internet Software & Services - 0.99%
Keynote Systems, Inc.	1,876	21
Netgear, Inc.A	449	13
Perficient, Inc.A	439	5

		39

Semiconductor Equipment & Products - 5.01%
Entegris, Inc.A	1,965	19
Kulicke & Soffa Industries, Inc.A	3,511	40
Omnivision Technologies, Inc.A	2,007	27
Photronics, Inc.A	9,724	76
Rubicon Technology, Inc.A	4,803	35

		197

Total Information Technology		495

MATERIALS - 6.70%
Chemicals - 5.12%
Cabot Corp.	1,141	44
Innophos Holdings, Inc.	590	30
KMG Chemicals, Inc.	785	14
Olin Corp.	510	12
OM Group, Inc.A	1,400	34
RPM International, Inc.	1,000	32
Sensient Technologies Corp.	430	17

See accompanying notes

23

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Stepan Co.	325	$19

		202

Metals & Mining - 0.89%
RTI International Metals, Inc.A	784	23
Stillwater Mining Co.A	971	12

		35

Paper & Forest Products - 0.69%
Schweitzer-Mauduit International, Inc.	670	27

Total Materials		264

TELECOMMUNICATION SERVICES - 0.33%
NII Holdings, Inc.A	1,546	13

UTILITIES - 1.63%
Electric Utilities - 1.07%
El Paso Electric Co.	680	26
Portland General Electric Co.	500	16

		42

Gas Utilities - 0.56%
Laclede Group, Inc.	475	22

Total Utilities		64

Total Common Stock (Cost $3,280)		3,714

SHORT-TERM INVESTMENTS - 6.09% (Cost $240)
JPMorgan U.S. Government Money Market Fund, Capital Class	240,306	240

TOTAL INVESTMENTS - 100.41% (Cost $3,520)		3,954
LIABILITIES, NET OF OTHER ASSETS - (0.41%)		(16)

TOTAL NET ASSETS - 100.00%		$3,938

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $52 or 1.33% of net assets. The Fund has no right to demand registration of these securities.

C	REIT - Real Estate Investment Trust.
D	Limited Partnership.
E	Limited Liability Company.

See accompanying notes

24

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

Futures Contracts Open on April 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2	June, 2013	$189	$4

				$189	$4

See accompanying notes

25

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Assets:
Investments in unaffiliated securities, at fair value A	$795,233	$154,844		$3,954
Investments in affiliated securities, at fair value B	3,000	—		—
Deposit with brokers for futures contracts	581	380		10
Receivable for investments sold	748	644		11
Receivable for variation margin on open futures contracts	19	102		1
Dividends and interest receivable	2,050	92		1
Receivable for fund shares sold	10,230	741		—
Receivable for tax reclaims	6	1		—
Receivable for expense reimbursement (Note 2)	—	2		6
Prepaid expenses	41	38		12

Total assets	811,908	156,844		3,995

Liabilities:
Payable for investments purchased	21,912	753		29
Payable for fund shares redeemed	111	57		—
Management and investment advisory fees payable	453	242		7
Administrative service and service fees payable	92	19		2
Transfer agent fees payable	30	2		1
Custody and fund accounting fees payable	10	2		—
Professional fees payable	30	19		12
Trustee fees payable	18	2		—
Payable for prospectus and shareholder reports	66	17		6
Other liabilities	5	1		—

Total liabilities	22,727	1,114		57

Net Assets	$789,181	$155,730		$3,938

Analysis of Net Assets:
Paid-in-capital	670,718	130,665		3,243
Undistributed net investment income	100	393		2
Accumulated net realized gain (loss)	(5,867)	3,759		255
Unrealized appreciation of investments and futures contracts	124,230	20,913		438

Net assets	$789,181	$155,730		$3,938

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	3,377,869	3,592,374		N/A

Y Class	218,995	58,640		161,054

Investor Class	6,739,324	523,865		161,639

Advisor Class	363,353	42,286		N/A

A Class	315,808	38,504		N/A

C Class	389,135	31,882		N/A

AMR Class	42,724,729	8,323,253		N/A

Net assets (not in thousands):
Institutional Class	$52,008,116	$44,343,044	$	N/A

Y Class	$3,384,404	$720,426		$1,969,754

Investor Class	$95,367,445	$6,539,819		$1,968,261

Advisor Class	$5,368,950	$513,905	$	N/A

A Class	$4,469,192	$468,639	$	N/A

C Class	$5,569,699	$381,872	$	N/A

AMR Class	$623,012,964	$102,762,768	$	N/A

See accompanying notes

26

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Net asset value, offering and redemption price per share:
Institutional Class	$15.40	$12.34	N/A

Y Class	$15.45	$12.29	$12.23

Investor Class	$14.15	$12.48	$12.18

Advisor Class	$14.78	$12.15	N/A

A Class	$14.15	$12.17	N/A

A Class (offering price)	$15.01	$12.91	N/A

C Class	$14.31	$11.98	N/A

AMR Class	$14.58	$12.35	N/A

A Cost of investments in unaffiliated securities	$671,253	$134,192	$3,520
B Cost of investments in affiliated securities	$3,000	$—	$—

See accompanying notes

27

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2013 (Unaudited) (in thousands)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$6,553	$1,408	$33
Dividend income from affiliated securities	1	—	—
Interest income	3,793	—	—

Total investment income	10,347	1,408	33

Expenses:
Management and investment advisory fees (Note 2)	828	353	11
Administrative service fees (Note 2):
Institutional Class	67	58	—
Y Class	4	1	3
Investor Class	140	8	3
Advisor Class	6	1	—
A Class	8	1	—
C Class	9	1	—
AMR Class	148	20	—
Transfer agent fees:
Institutional Class	7	2	—
Investor Class	8	1	1
A Class	1	—	—
AMR Class	17	2	—
Custody and fund accounting fees	48	12	3
Professional fees	35	21	13
Registration fees and expenses	41	32	22
Service fees (Note 2):
Y Class	1	—	1
Investor Class	156	6	3
Advisor Class	5	1	—
A Class	3	—	—
C Class	3	—	—
Distribution fees (Note 2):
Advisor Class	5	1	—
A Class	5	—	—
C Class	22	1	—
Prospectus and shareholder report expenses	40	10	6
Trustee fees	35	6	—
Other expenses	27	10	1

Total expenses	1,669	548	67

Net fees waived and expenses reimbursed (Note 2)	—	(8)	(44)

Net expenses	1,669	540	23

Net investment income	8,678	868	10

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	23,364	3,852	231
Commission recapture (Note 3)	33	7	—
Futures contracts	3,503	630	24
Change in net unrealized appreciation or (depreciation) of:
Investments	42,354	17,392	275
Futures contracts	840	296	7

Net gain from investments	70,094	22,177	537

Net increase in net assets resulting from operations	$78,772	$23,045	$547

A Foreign taxes	$48	$—	$—

See accompanying notes

28

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Balanced Fund		Mid-Cap Value Fund		Small Cap Value II Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	From Nov. 15, to Oct. 31, 2012
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,678	$23,022	$868	$2,075	$10	$7
Net realized gain from investments and futures contracts	26,900	31,933	4,489	16,482	255	47
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	43,194	56,120	17,688	(4,428)	282	155

Net increase in net assets resulting from operations	78,772	111,075	23,045	14,129	547	209

Distributions to Shareholders:
Net investment income:
Institutional Class	(488)	(887)	(657)	(451)	—	—
Y Class	(29)	(71)	(13)	(1)	(5)	(1)
Investor Class	(977)	(2,133)	(35)	(14)	(4)	(2)
Advisor Class	(49)	(50)	(8)	—	—	—
A Class	(39)	(52)	(4)	(1)	—	—
C Class	(35)	(41)	(5)	—	—	—
AMR Class	(6,686)	(22,506)	(1,435)	(788)	—	—
Net realized gain from investments:
Institutional Class	(909)	—	(1,547)	—	—	—
Y Class	(61)	—	(29)	—	(24)	—
Investor Class	(2,087)	—	(182)	—	(24)	—
Advisor Class	(56)	—	(19)	—	—	—
A Class	(85)	—	(11)	—	—	—
C Class	(94)	—	(11)	—	—	—
AMR Class	(12,494)	—	(3,149)	—	—	—
Tax Return of Colateral:
Y Class	—	—	—	—	(2)	—
Investor Class	—	—	—	—	(3)	—

Net distributions to shareholders	(24,089)	(25,740)	(7,105)	(1,255)	(62)	(3)

Capital Share Transactions:
Proceeds from sales of shares	97,538	342,622	42,085	121,566	58	3,124
Reinvestment of dividends and distributions	23,947	25,648	7,070	1,252	62	3
Cost of shares redeemed	(239,708)	(455,877)	(25,536)	(112,269)	—	—
Redemption fees	—	—	35	285	—	—

Net increase (decrease) in net assets from capital share transactions	(118,223)	(87,607)	23,654	10,834	120	3,127

Net increase (decrease) in net assets	(63,540)	(2,272)	39,594	23,708	605	3,333

Net Assets:
Beginning of period	852,721	854,993	116,136	92,428	3,333	—

End of Period *	$789,181	$852,721	$155,730	$116,136	$3,938	$3,333

*Includes undistributed net investment income (loss) of	$100	$(955)	$393	$1,685	$2	$3

See accompanying notes

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprise of twenty-four Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Mid-Cap Value Fund, and the American Beacon Small Cap Value II Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures About Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Manager to direct investment activities for the Funds. Management fees paid by the Funds during the six months ended April 30, 2013 were as follows (in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Balanced	0.22%	$828	$642	$186
Mid-Cap Value	0.55%	353	321	32
Small Cap Value II	0.60%	11	10	1

Administrative Services Agreement”

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, and Advisor Classes of the Funds and 0.40% of the average daily net assets of the A and C Classes, and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund or the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee up to 0.09% of the average daily net assets of the Select Fund. During the six months ended April 30, 2013, the Manager earned $1,411 from the Balanced Fund’s investment in the Select Funds.

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2013, the Funds did not participate in the lending program.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. For the period ended April 30, 2013, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/12 to 2/28/13	3/1/13 to 4/30/13	Waived or Reimbursed Expenses	Expiration
Balanced	Y	0.70%	N/A	$14	2016
Balanced	A	1.10%*	1.10%	239	2016
Balanced	C	1.85%	N/A	59	2016
Mid-Cap Value	Institutional	0.98%	0.98%	5,978	2016
Mid-Cap Value	Y	1.08%	1.08%	158	2016
Mid-Cap Value	Investor	1.23%	1.23%	1,801	2016
Mid-Cap Value	Advisor	1.49%	1.49%	377	2016
Mid-Cap Value	A	1.49%	1.49%	57	2016
Mid-Cap Value	C	2.24%	2.24%	54	2016
Small Cap Value II	Y	1.09%	1.09%	21,730	2016
Small Cap Value II	Investor	1.37%	1.37%	21,888	2016

*	Voluntary Reimbursement

Of these amounts, $12, $2,027, and $6,149 was receivable from the Manager at April 30, 2013 for the Balanced, Mid-Cap Value, and Small Cap Value II Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses above will expire in 2016. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Balanced	$—	$5,860	2014
Balanced	—	1,232	2015
Mid-Cap Value	—	8,658	2013
Mid-Cap Value	—	57,024	2014
Mid-Cap Value	—	36,006	2015
Small Cap Value II	—	118,169	2015

Of the above amounts, $7,973 expired in the six months ended April 30, 2013 for the Mid-Cap Value Fund. The Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2013, Foreside collected $8,133 and $1,478 for the Balanced and Mid-Cap Value Funds, respectively, from the sale of Class A shares.

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2013 CDSC fees of $701 were collected from the Balanced Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2013, there were no transfers between levels. As of April 30, 2013, the investments were classified as described below (in thousands):

Balanced Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$470,011	$—	$—	$470,011
Preferred Stock	1,896	—	—	1,896
Corporate Obligations	—	101,707	—	101,707
Foreign Government Obligations	—	879	—	879
Non-Agency Mortgage-Backed Obligations	—	6,112	—	6,112
Asset-Backed Obligations	—	2,164	—	2,164
U.S. Agency Mortgage-Backed Obligations	—	49,689	—	49,689
U.S. Treasury Obligations	—	32,449	—	32,449
U.S. Agency Obligations	—	23,744	—	23,744
Municipal Obligations	—	831	—	831
Short-Term Investments - Money Markets	73,608	35,143	—	108,751

Total Investments in Securities	$545,515	$252,718	$—	$798,233

Futures Contracts	$250	$—	$—	$250

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Mid-Cap Value Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$142,347	$—	$—	$142,347
Short-Term Investments – Money Markets	12,497	—	—	12,497

Total Investments in Securities	$154,844	$—	$—	$154,844

Futures Contracts	$261	$—	$—	$261

Small Cap Value II Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$3,714	$—	$—	$3,714
Short-Term Investments – Money Markets	240	—	—	240

Total Investments in Securities	$3,954	$—	$—	$3,954

Futures Contracts	$4	$—	$—	$4

*	Refer to the Schedules of Investments for industry information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Mid-Cap Value and Small Cap Value II Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended February 28, 2013 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund

36

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

The following is a summary of the fair values of the Fund’s derivative instruments (1) (3):

Fair Values of derivative instruments not accounted for as hedging instruments as of April 30, 2013 (000’s):

		Balanced	Mid-Cap Value	Small Cap Value II
Statement of Assets and Liabilities	Derivative
Unrealized appreciation of investments and futures contracts	Equity Contracts(2)	$250	$261	$4

Effect of derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2013 (000’s):

Statement of Operations
Net realized gain (loss) from futures contracts	Equity Contracts	3,503	630	24
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	840	296	7

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)

Includes only current day’s variation margin as reported within the Statements of Assets and Liabilities. Cumulative appreciation or (depreciation) of futures contracts is reported in the Schedule of Investments footnotes.

(3)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

37

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Balanced		Mid-Cap Value		Small Cap Value II
	Six months ended April 30, 2013	Year Ended October 31, 2012	Six months ended April 30, 2013	Year Ended October 31, 2012	Six months ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$488	$843	$657	$451	$—	$—
Y Class	29	67	13	1	5	1
Investor Class	977	2,026	35	14	4	2
Advisor Class	49	47	8	—	—	—
A Class	39	49	4	1	—	—
C Class	35	39	5	—	—	—
AMR Class	6,686	21,380	1,435	788	—	—
Long-Term Capital Gain
Institutional Class	909	44	1,547	—	—	—
Y Class	61	4	29	—	24	—
Investor Class	2,087	107	182	—	24	—
Advisor Class	56	3	19	—	—	—
A Class	85	3	11	—	—	—
C Class	94	2	11	—	—	—
AMR Class	12,494	1,126	3,149	—	—	—
Tax Return of Capital
Y Class	—	—	—	—	2	—
Investor	—	—	—	—	3	—

Total distributions paid	$24,089	$25,740	$7,105	$1,255	$62	$3

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2013, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Cost basis of investments for federal income tax purposes	$696,745	$134,964	$3,524

Unrealized appreciation	120,070	21,504	522
Unrealized depreciation	(18,582)	(1,624)	(92)

Net unrealized appreciation	101,488	19,880	430

Undistributed ordinary income	900	2,794	113
Accumulated long-term gain	15,726	2,130	148
Other temporary differences	349	261	4

Distributable earnings or (deficits)	$118,463	$25,065	$695

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, reclassifications of income from real estate investment securities publicly traded partnerships, and book amortization of premium.

38

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, Section 732 basis adjustments, income from real estate investment securities and business development companies, and dividend reclasses that have been reclassified as of April 30, 2013 (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Paid-in-capital	$—	$1	$(4)
Undistributed net investment income	680	(3)	2
Accumulated net realized gain (loss)	(680)	2	1
Unrealized appreciation or depreciation of investments and futures contracts	—	—	1

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of RICs. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

The Funds do not have capital loss carryforwards as of April 30, 2013.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2013 were as follows (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Purchases (excluding U.S. government securities)	$128,294	$37,550	$1,640
Sales and maturities (excluding U.S. government securities)	328,317	31,375	1,640
Purchases of U.S. government securities	14,434	—	—
Sales and maturities of U.S. government securities	11,946	—	—

A summary of the Funds’ direct transactions in Select Funds for the year ended April 30, 2013 is set forth below (in thousands):

	Affiliate	October 31, 2012 Shares/Fair Value	Purchases	Sales	April 30, 2013 Shares/Fair Value
Balanced	USG Select Fund	$—	$5,000	$2,000	$3,000

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months Ended April 30, 2013

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	828	$12,130	68	$1,009	2,070	$28,014	247	$3,510
Reinvestment of dividends	95	1,380	6	82	222	2,973	8	105
Shares redeemed	(413)	(5,906)	(28)	(416)	(2,337)	(31,622)	(74)	(1,058)

Net increase (decrease) in shares outstanding	510	$7,604	46	$675	(45)	$(635)	181	$2,557

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	96	$1,286	129	$1,756	3,477	$49,833
Reinvestment of dividends	8	107	9	120	1,392	19,180
Shares redeemed	(26)	(348)	(17)	(234)	(14,653)	(200,124)

Net increase (decrease) in shares outstanding	78	$1,045	121	$1,642	(9,784)	$(131,111)

	Institutional Class			Y Class			Investor Class			Advisor Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	610	$7,061		17	$194		237	$2,754		4	$49
Reinvestment of dividends	204	2,201		2	25		19	211		3	27
Shares redeemed	(345)	(3,934	)*	(8)	(88	)*	(111)	(1,266	)*	(8)	(84	)*

Net increase (decrease) in shares outstanding	469	$5,328		11	$131		145	$1,699		(1)	$(8)

	A Class			C Class			AMR Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	19	$223		7	$84		2,705	$31,720
Reinvestment of dividends	1	10		1	12		425	4,584
Shares redeemed	(6)	(65	)*	—	(1	)*	(1,768)	(20,063	)*

Net increase in shares outstanding	14	$168		8	$95		1,362	$16,241

*	Net of Redemption Fees

	Y Class		Investor Class
Small Cap Value II Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	5	$58
Reinvestment of dividends	3	31	3	31
Shares redeemed	—	—	—	—

Net increase in shares outstanding	3	$31	8	$89

40

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

For the Year Ended October 31, 2012

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	997	$13,684	404	$5,674	3,822	$48,716	58	$762
Reinvestment of dividends	62	875	5	70	160	2,070	3	50
Shares redeemed	(592)	(8,159)	(267)	(3,728)	(4,209)	(53,423)	(165)	(2,181)

Net increase (decrease) in shares outstanding	467	$6,400	142	$2,016	(227)	$(2,637)	(104)	$(1,369)

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	274	$3,506	213	$2,760	20,665	$267,520
Reinvestment of dividends	3	41	3	36	1,694	22,506
Shares redeemed	(88)	(1,159)	(23)	(296)	(29,737)	(386,931)

Net increase (decrease) in shares outstanding	189	$2,388	193	$2,500	(7,378)	$(96,905)

	Institutional Class			Y Class			Investor Class			Advisor Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	419	$4,378		43	$466		347	$3,608		40	$405
Reinvestment of dividends	46	450		—	1		1	13		—	—
Shares redeemed	(779)	(8,079	)*	(1)	(9	)*	(156)	(1,664	)*	(1)	(12	)*

Net increase (decrease) in shares outstanding	(314)	$(3,251)		42	$458		192	$1,957		39	$393

	A Class			C Class			AMR Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	18	$182		21	$222		10,775	$112,305
Reinvestment of dividends	—	—		—	—		80	788
Shares redeemed	(4)	(37	)*	—	—	*	(9,748)	(102,183	)*

Net increase in shares outstanding	14	$145		21	$222		1,107	$10,910

*	Net of Redemption Fees

	Y Class		Investor Class
Small Cap Value II Fund	Shares	Amount	Shares	Amount
Shares sold	8	$85	4	$39
Reinvestment of dividends	—	1	—	2
Shares redeemed	—	—	—	—

Net increase in shares outstanding	8	$86	4	$41

41

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)

Net asset value, beginning of period	$14.27		$12.89	$12.62	$11.83	$10.63	$16.09

Income from investment operations:
Net investment income	0.16		0.32	0.32	0.35	0.43	0.47
Net gains (losses) from investments (both realized and unrealized)	1.43		1.38	0.29	1.10	1.25	(4.70)

Total income (loss) from investment operations	1.59		1.70	0.61	1.45	1.68	(4.23)

Less distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.34)	(0.66)	(0.48)	(0.44)
Distributions from net realized gains on securities	(0.31)		—	—	—	—	(0.79)

Total distributions	(0.46)		(0.32)	(0.34)	(0.66)	(0.48)	(1.23)

Net asset value, end of period	$15.40		$14.27	$12.89	$12.62	$11.83	$10.63

Total return A E	11.35	%B	13.23%	4.81%	12.47%	16.64%	(28.23)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$52,008		$40,938	$30,962	$33,405	$29,808	$36,557
Ratios to average net assets:
Expenses, before reimbursements	0.61	%C	0.59%	0.58%	0.58%	0.60%	0.56%
Expenses, net of reimbursements	0.61	%C	0.59%	0.58%	0.58%	0.60%	0.56%
Net investment income, before reimbursements	2.09	%C	2.27%	2.49%	2.67%	3.60%	3.37%
Net investment income, net of reimbursements	2.09	%C	2.27%	2.49%	2.67%	3.60%	3.37%
Portfolio turnover rate	18	%B	58%	47%	40%	57%	53%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
E

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

42

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class				Investor Class
Six Months Ended April 30, 2013		Year Ended October 31,		March 1 to Oct. 31, 2010		Six Months Ended April 30, 2013		Year Ended October 31,
		2012	2011					2012	2011	2010	2009	2008
(unaudited)						(unaudited)

$14.32		$12.93	$12.78	$12.20		$13.16		$11.93	$11.66	$10.96	$9.91	$15.09

0.18		0.17	0.36	0.16		0.11		0.23	0.25	0.25	0.30	0.41
1.41		1.51	0.24	0.57		1.32		1.30	0.28	1.04	1.23	(4.39)

1.59		1.68	0.60	0.73		1.43		1.53	0.53	1.29	1.53	(3.98)

(0.15)		(0.29)	(0.45)	(0.15)		(0.13)		(0.30)	(0.26)	(0.59)	(0.48)	(0.41)
(0.31)		—	—	—		(0.31)		—	—	—	—	(0.79)

(0.46)		(0.29)	(0.45)	(0.15)		(0.44)		(0.30)	(0.26)	(0.59)	(0.48)	(1.20)

$15.45		$14.32	$12.93	$12.78		$14.15		$13.16	$11.93	$11.66	$10.96	$9.91

11.27	%B	13.04%	4.73%	5.99	%B	11.12	%B	12.86%	4.52%	12.06%	16.29%	(28.39)%

$3,384		$2,482	$401	$46		$95,367		$89,272	$83,657	$84,500	$94,915	$105,473

0.70	%C	0.69%	1.48%	0.68	%C	0.93	%C	0.92%	0.92%	0.93%	0.89%	0.82%
0.69	%C	0.69%	0.70%	0.68	%C	0.93	%C	0.92%	0.92%	0.93%	0.89%	0.82%
2.00	%C	2.08%	1.55%	2.54	%C	1.80	%C	1.95%	2.16%	2.34%	3.26%	3.12%
2.00	%C	2.08%	2.34%	2.54	%C	1.80	%C	1.95%	2.16%	2.34%	3.26%	3.12%
18	%B	58%	47%	40	%D	18	%B	58%	47%	40%	57%	53%

43

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.73		$12.36	$12.11	$11.35	$9.77	$14.95

Income from investment operations:
Net investment income (loss)	(0.18)		0.42	0.41	0.32	0.37	0.34
Net gains (losses) from investments (both realized and unrealized)	1.68		1.14	0.11	1.01	1.21	(4.31)

Total income (loss) from investment operations	1.50		1.56	0.52	1.33	1.58	(3.97)

Less distributions:
Dividends from net investment income	(0.14)		(0.19)	(0.27)	(0.57)	—	(0.42)
Distributions from net realized gains on securities	(0.31)		—	—	—	—	(0.79)

Total distributions	(0.45)		(0.19)	(0.27)	(0.57)	—	(1.21)

Net asset value, end of period	$14.78		$13.73	$12.36	$12.11	$11.35	$9.77

Total return A E	11.10	%B	12.62%	4.33%	11.96%	16.17%	(28.65)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,369		$2,507	$3,536	$6,127	$6,812	$7,674
Ratios to average net assets:
Expenses, before reimbursements	1.09	%C	1.09%	1.09%	1.09%	1.09%	1.07%
Expenses, net of reimbursements	1.09	%C	1.09%	1.09%	1.09%	1.09%	1.07%
Net investment income, before reimbursements	1.54	%C	1.82%	2.01%	2.18%	3.06%	2.86%
Net investment income, net of reimbursements	1.54	%C	1.82%	2.01%	2.18%	3.06%	2.86%
Portfolio turnover rate	18	%B	58%	47%	40%	57%	53%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
E

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

44

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class						C Class						AMR Class
Six Months Ended April 30,		Year Ended October 31,		May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,		Sept. 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
2013		2012	2011	2010		2013		2012	2011	2010		2013		2012	2011	2010	2009	2008
(unaudited)						(unaudited)						(unaudited)

$13.16		$12.06	$11.94	$11.50		$13.33		$12.13	$11.92	$11.32		$13.54		$12.27	$12.02	$11.31	$10.19	$15.49

0.12		0.33	0.38	0.02		0.08		0.15	0.20	0.01		0.12		0.31	0.34	0.35	0.39	0.49
1.31		1.17	0.14	0.43		1.30		1.29	0.22	0.59		1.40		1.34	0.27	1.07	1.24	(4.52)

1.43		1.50	0.52	0.45		1.38		1.44	0.42	0.60		1.52		1.65	0.61	1.42	1.63	(4.03)

(0.13)		(0.40)	(0.40)	(0.01)		(0.09)		(0.24)	(0.21)	0.00		(0.17)		(0.38)	(0.36)	(0.71)	(0.51)	(0.48)
(0.31)		—	—	—		(0.31)		—	—	—		(0.31)		—	—	—	—	(0.79)

(0.44)		(0.40)	(0.40)	(0.01)		(0.40)		(0.24)	(0.21)	0.00		(0.48)		(0.38)	(0.36)	(0.71)	(0.51)	(1.27)

$14.15		$13.16	$12.06	$11.94		$14.31		$13.33	$12.13	$11.92		$14.58		$13.54	$12.27	$12.02	$11.31	$10.19

11.06	%B	12.65%	4.37%	3.90	%B	10.58	%B	11.86%	3.56%	5.33	%B	11.42	%B	13.55%	5.09%	12.84%	16.95%	(28.08)%

$4,469		$3,127	$588	$47		$5,570		$3,579	$922	$1		$623,013		$710,816	$734,927	$748,422	$681,197	$604,209

1.11	%C	1.13%	1.59%	1.08	%C	1.84	%C	1.85%	2.34%	2.14	%C	0.34	%C	0.32%	0.33%	0.33%	0.35%	0.31%
1.10	%C	1.09%	1.10%	1.08	%C	1.84	%C	1.83%	1.82%	1.86	%C	0.34	%C	0.32%	0.33%	0.33%	0.35%	0.31%
1.57	%C	1.62%	1.47%	1.51	%C	0.83	%C	0.88%	0.66%	0.20	%C	2.45	%C	2.57%	2.75%	2.92%	3.75%	3.62%
1.59	%C	1.66%	1.95%	1.51	%C	0.83	%C	0.90%	1.18%	0.48	%C	2.45	%C	2.57%	2.75%	2.92%	3.75%	3.62%
18	%B	58%	47%	40	%D	18	%B	58%	47%	40	%D	18	%B	58%	47%	40%	57%	53%

45

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011A	2010	2009	2008
	(unaudited)

Net asset value, beginning of period	$10.95		$9.73	$9.27	$7.57	$5.94	$11.01

Income from investment operations:
Net investment income (loss)	0.08		0.14	0.09	0.08	0.10	0.16
Net gains (losses) from investments (both realized and unrealized)	1.99		1.21	0.48	1.67	1.65	(4.31)

Total income (loss) from investment operations	2.07		1.35	0.57	1.75	1.75	(4.15)

Less distributions:
Dividends from net investment income	(0.20)		(0.13)	(0.11)	(0.05)	(0.12)	(0.16)
Distributions from net realized gains on securities	(0.48)		—	—	—	—	(0.76)

Total distributions	(0.68)		(0.13)	(0.11)	(0.05)	(0.12)	(0.92)

Redemption fees added to beneficial interestsC	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$12.34		$10.95	$9.73	$9.27	$7.57	$5.94

Total return D,E	19.85	%F	14.07%	6.08%	23.19%	30.24%	(40.86)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$44,343		$34,208	$33,441	$2,778	$2,197	$2,256
Ratios to average net assets:
Expenses, before reimbursements	1.01	%G	1.06%	1.10%	1.06%	1.13%	1.16%
Expenses, net of reimbursements	0.98	%G	0.98%	0.97%	0.98%	0.98%	0.98%
Net investment income (loss), before reimbursements	1.22	%G	1.17%	0.91%	0.90%	1.14%	1.33%
Net investment income, net of reimbursements	1.25	%G	1.25%	1.04%	0.99%	1.29%	1.51%
Portfolio turnover rate	26	%F	87%	107%	40%	42%	28%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on June 30, 2011.
B	Based on average shares outstanding.
C	Amounts represent less than $0.01 per share.
D

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

46

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class						Investor Class
Six Months Ended April 30,		Year Ended October 31,		March 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
2013		2012	2011A	2010		2013		2012	2011A		2010	2009	2008
(unaudited)						(unaudited)

$10.92		$9.72	$9.27	$8.48		$10.98		$9.71	$9.20		$7.54	$5.92	$10.96

0.05		0.13	0.08	0.06		0.12		0.34	(0.03	)B	0.06	0.07	0.14

2.02		1.21	0.48	0.73		1.95		1.00	0.63		1.65	1.66	(4.31)

2.07		1.34	0.56	0.79		2.07		1.34	0.60		1.71	1.73	(4.17)

(0.22)		(0.14)	(0.11)	—		(0.09)		(0.07)	(0.09)		(0.05)	(0.11)	(0.11)
(0.48)		—	—	—		(0.48)		—	—		—	—	(0.76)

(0.70)		(0.14)	(0.11)	—		(0.57)		(0.07)	(0.09)		(0.05)	(0.11)	(0.87)

0.00		0.00	0.00	0.00		0.00		0.00	0.00		0.00	0.00	0.00

$12.29		$10.92	$9.72	$9.27		$12.48		$10.98	$9.71		$9.20	$7.54	$5.92

19.88	%F	13.97%	5.98%	9.32	%F	19.62	%F	13.84%	6.49%		22.77%	29.93%	(41.04)%

$720		$516	$52	$1		$6,540		$4,157	$1,812		$35,223	$23,369	$16,550

1.13	%G	1.28%	11.62%	1.05	%G	1.30	%G	1.44%	1.32%		1.27%	1.34%	1.32%
1.08	%G	1.06%	1.06%	1.01	%G	1.23	%G	1.23%	1.23%		1.23%	1.23%	1.23%
1.07	%G	0.82%	(9.44)%	0.93	%G	0.88	%G	0.75%	1.33%		0.70%	0.87%	1.18%
1.12	%G	1.03%	1.12%	0.97	%G	0.96	%G	0.96%	1.42%		0.75%	0.98%	1.27%
26	%F	87%	107%	40	%H	26	%F	87%	107%		40%	42%	28%

47

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011A	2010	2009	2008
	(unaudited)

Net asset value, beginning of period	$10.81		$9.56	$9.12	$7.49	$5.87	$10.94

Income from investment operations:
Net investment income (loss)	0.06		0.05	0.07	0.07	0.15	0.10
Net gains (losses) from investments (both realized and unrealized)	1.96		1.23	0.45	1.61	1.60	(4.27)

Total income (loss) from investment operations	2.02		1.28	0.52	1.68	1.75	(4.17)

Less distributions:
Dividends from net investment income	(0.20)		(0.03)	(0.08)	(0.05)	(0.13)	(0.14)
Distributions from net realized gains on securities	(0.48)		—	—	—	—	(0.76)

Total distributions	(0.68)		(0.03)	(0.08)	(0.05)	(0.13)	(0.90)

Redemption fees added to beneficial interestsB	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$12.15		$10.81	$9.56	$9.12	$7.49	$5.87

Total return C,D	19.54	%E	13.44%	5.65%	22.53%	30.64%	(41.28)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$514		$465	$37	$78	$7	$1
Ratios to average net assets:
Expenses, before reimbursements	1.65	%F	1.99%	1.98%	1.55%	1.58%	2.04%
Expenses, net of reimbursements	1.49	%F	1.48%	1.49%	1.44%	1.50%	1.50%
Net investment income (loss), before reimbursements	0.61	%F	0.10%	0.21%	0.36%	0.14%	0.48%
Net investment income (loss), net of reimbursements	0.77	%F	0.61%	0.69%	0.47%	0.22%	1.02%
Portfolio turnover rate	26	%E	87%	107%	40%	42%	28%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on June 30, 2011.
B	Amounts represent less than $0.01 per share.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

48

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class						C Class						AMR Class
Six Months Ended April 30,		Year Ended October 31,		May 17 to October		Six Months Ended April 30,		Year Ended October 31,		Sept. 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
2013		2012	2011A	31, 2010		2013		2012	2011A	2010		2013		2012	2011A	2010	2009	2008
(unaudited)						(unaudited)						(unaudited)

$10.82		$9.61	$9.18	$9.00		$10.70		$9.56	$9.18	$8.30		$10.96		$9.73	$9.27	$7.59	$5.97	$11.07

0.08		0.09	0.11	0.01		0.05		0.06	0.05	(0.01)		0.08		0.24	0.15	0.10	0.07	0.18
1.94		1.20	0.40	0.17		1.90		1.15	0.38	0.89		2.01		1.14	0.43	1.66	1.70	(4.35)

2.02		1.29	0.51	0.18		1.95		1.21	0.43	0.88		2.09		1.38	0.58	1.76	1.77	(4.17)

(0.19)		(0.08)	(0.08)	—		(0.19)		(0.07)	(0.05)	—		(0.22)		(0.15)	(0.12)	(0.08)	(0.15)	(0.17)
(0.48)		—	—	—		(0.48)		—	—	—		(0.48)		—	—	—	—	(0.76)

(0.67)		(0.08)	(0.08)	—		(0.67)		(0.07)	(0.05)	—		(0.70)		(0.15)	(0.12)	(0.08)	(0.15)	(0.93)

0.00		0.00	0.00	0.00		0.00		0.00	0.00	0.00		0.00		0.00	0.00	0.00	0.00	0.00

$12.17		$10.82	$9.61	$9.18		$11.98		$10.70	$9.56	$9.18		$12.35		$10.96	$9.73	$9.27	$7.59	$5.97

19.53	%E	13.56%	5.49%	2.00	%E	19.12	%E	12.75%	4.64%	10.60	%E	20.00	%E	14.34%	6.20%	23.28%	30.56%	(40.82)%

$469		$264	$101	$18		$382		$254	$22	$1		$102,763		$76,273	$56,963	$64,012	$53,604	$34,253

1.52	%F	1.61%	3.44%	1.51	%F	2.27	%F	2.46%	19.14%	3.20	%F	0.75	%F	0.78%	0.83%	0.77%	0.82%	0.82%
1.49	%F	1.49%	1.48%	1.48	%F	2.24	%F	2.22%	2.24%	2.24	%F	0.75	%F	0.78%	0.83%	0.77%	0.83%	0.82%
0.66	%F	0.56%	(1.36)%	0.44	%F	(0.07	)%F	(0.40)%	(16.96)%	(1.32	)%F	1.46	%F	1.46%	1.34%	1.19%	1.38%	1.68%
0.70	%F	0.68%	0.60%	0.47	%F	(0.03	)%F	(0.15)%	(0.06)%	(0.36	)%F	1.46	%F	1.46%	1.34%	1.19%	1.38%	1.68%
26	%E	87%	107%	40	%G	26	%E	87%	107%	40	%G	26	%E	87%	107%	40%	42%	28%

49

American Beacon Small Cap Value II FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class				Investor Class
	Six Months Ended April 30, 2013		Nov. 15 to Oct. 31, 2012A		Six Months Ended April 30, 2013		Nov. 15 to Oct. 31, 2012A
	(unaudited)				(unaudited)

Net asset value, beginning of period	$10.70		$10.00		$10.67		$10.00

Income from investment operations:
Net investment income	0.04		0.04		0.03		0.01
Net gains on investments (both realized and unrealized)	1.69		0.67		1.68		0.67

Total income from investment operations	1.73		0.71		1.71		0.68

Less distributions:
Dividends from net investment income	(0.05)		(0.01)		(0.05)		(0.01)
Distributions from net realized gains on securities	(0.15)		—		(0.15)		—

Total distributions	(0.20)		(0.01)		(0.20)		(0.01)

Net asset value, end of period	$12.23		$10.70		$12.18		$10.67

Total return B,C	16.33	%D	7.10	%D	16.19	%D	6.82	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,970		$1,693		$1,968		$1,640
Ratios to average net assets:
Expenses, before reimbursements	3.46	%E	4.44	%E	3.79	%E	4.80	%E
Expenses, net of reimbursements	1.09	%E	1.06	%E	1.37	%E	1.33	%E
Net investment (loss), before reimbursements	(1.66	)%E	(3.03	)%E	(1.99	)%E	(3.39	)%E
Net investment income, net of reimbursements	0.71	%E	0.35	%E	0.43	%E	0.08	%E
Portfolio turnover rate	47	%D	82	%D,F	47	%D	82	%D,F

A	November 15, 2011 is the inception date of the Small Cap Value II Fund.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 15, 2011 through October 31, 2012.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.c om and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value II Fund are service marks of American Beacon Advisors, Inc.

SAR 04/13

American Beacon®
FUNDS

2013 SEMI-ANNUAL REPORT

APRIL 30, 2013

HIGH YIELD BOND FUND

RETIREMENT INCOME AND APPRECIATION FUND

INTERMEDIATE BOND FUND

SHORT-TERM BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by Standard & Poor’s differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. An obligation rated ‘A’ by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated ‘BBB’ by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ by Standard & Poor’s are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2013

Dear Shareholders,

The bond market has been difficult to navigate in recent months. The continuing low interest-rate environment has forced bond managers to become more creative in their search for yields. For the six months ended April 30, 2013, the Barclays U.S. Aggregate Bond Index — the most commonly used broad-based measure of the bond market — was barely positive, returning 0.90%.

Part of the reason for these low returns is something that would otherwise be good news. Corporate defaults are near historic lows right now, making bond issuances relatively risk-free for investors. This has created an environment in which fixed-income investors have become willing to take on a bit more risk.

Because they’ve been carrying such a low rate of default, lower-quality issues have been outperforming their higher-rated brethren. In the six-month period under review, the Bank of America/Merrill Lynch U.S. High-Yield Master II Index returned 7.26%, while the U.S. Corporate Master Index returned just 1.65%, or less than a fourth as much.

The landscape is fertile, then, for an active manager who is able to choose among debt issues. For the six months ended April 30, 2013:

•	The American Beacon High Yield Bond Fund (Institutional Class) returned 7.28%.

•	The American Beacon Retirement Income and Appreciation Fund (Investor Class) returned 2.95%.

•	The American Beacon Intermediate Bond Fund (Institutional Class) returned 0.74%.

•	The American Beacon Short-Term Bond Fund (Institutional Class) returned 0.49%.

We’re pleased with the performance of these Funds in what has been an uneasy time for the fixed-income sector. Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the High Yield Bond Fund (the “Fund”) returned 7.27% for the six months ended April 30, 2013. The Fund performed in-line with the JPMorgan Global High-Yield Index (the “Index”) return of 7.30% but slightly trailed the Lipper High Current Yield Funds Index return of 7.47% for the period.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	7.28%	13.78%	8.67%	7.72%
Y Class (1,2,7)	7.24%	13.86%	8.53%	7.65%
Investor Class (1,7)	7.27%	13.64%	8.39%	7.44%
A Class with sales charge (1,4,7)	2.13%	8.33%	7.37%	6.94%
A Class without sales charge (1,4,7)	7.17%	13.68%	8.43%	7.46%
C Class with sales charge (1,5,7)	5.89%	11.85%	7.94%	7.22%
C Class without sales charge (1,5,7)	6.89%	12.85%	7.94%	7.22%
AMR Class (1,3,7)	7.54%	14.24%	8.98%	7.90%
JPMorgan Global High-Yield Index (6)	7.30%	13.80%	11.27%	9.96%
Lipper High Current Yield Funds Index (6)	7.47%	13.58%	8.76%	8.25%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967- 9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03.
3.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/03 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 4/30/03.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. The Lipper High Current Yield Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 0.94%, 1.14%, 1.17%, 1.47%, 2.17%, and 0.63%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s relative returns versus the Index were aided by positive security selection among the various economic sectors and credit quality categories. The Fund’s relative weightings among credit quality categories proved beneficial, while the sector allocations detracted.

From a sector issue selection standpoint, issue selections in the Manufacturing, Service and Energy sectors had a positive impact on the Fund’s relative returns. The Fund’s holdings within these categories outpaced those within the Index in addition to outperforming the overall high yield market.

From a sector allocation perspective, the Fund was hindered by its cash allocation. The Index does not have an allocation to cash and given the strong absolute returns generated by the high yield market over the period, maintaining an allocation to cash had a negative impact. The Fund’s underweights and overweights to the remaining sectors had a minimal impact on relative returns.

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2013 (Unaudited)

From a credit quality perspective, issue selections in the B-rated and BB-rated credit groups contributed to performance. The Fund’s holdings in the CCC-rated category trailed those of the Index and detracted from relative performance.

From a credit quality allocation perspective, underweighting the BB-rated credit group (up 4.6%) and overweighting the CCC-rated credit group (up 10.1%) provided a boost to the Fund’s relative performance.

The sub-advisors’ “bottom-up”, research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

Top Ten Holdings (% Net Assets*)

Clear Channel Communications, Inc., 9.00%, Due 3/1/21	1.0
E*Trade Financial Corp., 6.375%, Due 11/15/19	1.0
Samson Investment Co., 9.75%, Due 2/15/20, 144A	0.6
Hub International Ltd., 8.125%, Due 10/15/2018, 144A	0.6
Chesapeake Energy Corp., 6.625%, Due 8/15/20	0.6
Sabine Pass LNG LP, 7.500%, Due 11/30/2016	0.6
Clear Channel Worldwide Holdings, Inc., 7.625%, Due 3/15/20	0.5
Zions Bancorporation, 9.500%, Due 12/31/2049	0.5
Penn Virginia Corp., 8.500%, Due 5/1/2020, 144A	0.5
Valeant Pharmaceuticals International, 6.750%, Due 8/15/2021, 144A	0.5
Total Fund Holdings	493

Sector Allocation (% Investments)

Service	28.5
Manufacturing	20.3
Energy	19.7
Telecommunications	10.8
Finance	8.6
Consumer	4.1
Utilities	3.1
Transportation	2.5
Equity	1.9
Convertible Obligations	0.5

Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in high yield securities involves additional risks when compared to investing in investment-grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates.

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Retirement Income and Appreciation Fund (the “Fund”) returned 2.95% for the six months ended April 30, 2013. Its benchmark, a blend of 75% Barclays Capital Aggregate Index (the “Aggregate Index”) and 25% BofA Merrill Lynch All U.S. Convertibles Index (the “ML Index”) (combined the “Retirement Income and Appreciation Composite Index”), returned 3.77%. The Fund’s peer group, the Lipper Intermediate Investment Grade Index, returned 1.83% for the same period.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	Since Incep. (7/1/03)
Y Class (1,2,7)	3.02%	6.50%	5.73%	5.00%
Investor Class (1,7)	2.95%	6.26%	5.58%	4.92%
A Class with sales charge (1,3,7)	-0.10%	3.14%	4.56%	4.40%
A Class without sales charge (1,3,7)	2.99%	6.28%	5.58%	4.92%
C Class with sales charge (1,4,7)	1.44%	4.28%	5.08%	4.67%
C Class without sales charge (1,4,7)	2.44%	5.28%	5.08%	4.67%
Retirement Income and Appreciation Composite Index (6)	3.77%	6.59%	6.07%	5.43%
Barclays Capital Aggregrate Index (5)	0.90%	3.68%	5.72%	4.96%
BofA Merrill Lynch All U.S. Convertibles Index (5)	12.69%	15.47%	6.09%	6.99%
Lipper Intermediate Investment Grade Index (5)	1.83%	6.17%	6.45%	5.06%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 7/1/03.
3.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 5/17/10, the inception date of the A Class and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 7/1/03. The maximum sales charge for A Class is 2.50%.
4.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 9/1/10, the inception date of the C Class and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 7/1/03. The maximum contingent deferred sales charge for Class is 1.00% for shares redeemed within one year of the date of purchase.
5.	The Barclays Capital Aggregate Index represents returns of the Barclays Capital Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Barclays Capital Aggregate Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed- rate debt securities of all maturities. The BofA Merrill Lynch All U. S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the BofA Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y, Investor, A and C, Class shares was 0.88%, 1.13%, 1.29% and 2.05%, respectively. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

The Fund’s assets have been allocated approximately 75% to American Beacon Advisors, Inc. (the “Manager”) investing primarily in income producing, short and intermediate-term investment-grade bonds and 25% to a sub-advisor that invests in securities including convertible bonds, convertible preferreds, high yield bonds and equities in order to try to enhance the return of the overall Fund.

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2013 (Unaudited)

During the six-month period, the investment-grade bond portion of the Fund returned 1.1% before expenses, outperforming the 0.9% return for the Aggregate Index.

This segment of the Fund’s outperformance can be attributed to a combination of favorable allocation decisions and strong security selection among sectors and credit quality categories.

During the period, the overweight allocation to the Finance sector enhanced relative returns, as Finance was the strongest performing sector for both the Aggregate Index and the Fund during the period. The Fund also benefited from strong security selection among several of the corporate sectors such as Service, Manufacturing and Finance. Some of the strong security selection from the corporate categories was offset by holdings in the Commercial Mortgage Backed Sector as the Fund’s investments struggled to keep pace with the Aggregate Index holdings.

Sector positioning and security selection among the various credit quality categories aided returns relative to the benchmark. During the period, lower quality securities generally outperformed those with a higher quality rating. A combination of overweighting the lower end of the investment-grade spectrum (BBB/Baa) and underweighting the upper end of the investment-grade spectrum (AAA/Aaa) helped. In addition, the investments held by the Fund in the A and BBB/Baa categories outperformed those within the Aggregate Index.

The remaining portion of the Fund, managed by the Fund’s sub-advisor, returned 9.3% before expenses. These results trailed the 12.7% return of the ML Index. This segment of the Fund’s underperformance can be attributed to a combination of less favorable security selection among credit quality categories and sectors, coupled with detrimental over and underweight allocations.

Similar to the investment-grade portion of the Fund, the more speculative companies with lower credit ratings generally outpaced higher rated, stronger companies during the period. The sub-advisor’s portion of the Fund has maintained an underweight to the lower quality segments of the market, which detracted from relative returns. Additionally, weak security selection in the Health Care, Industrials and Information Technology sectors hindered relative returns.

The Manager and the Fund’s sub-advisor remain focused on the Fund’s investment objectives of generating income and capital appreciation.

Top Ten Holdings (% Net Assets)
Government National Mortgage Association, 3.20%, Due 11/16/44	2.0
Government National Mortgage Association, 2.17%, Due 4/16/41	2.0
Government National Mortgage Association, 2.70%, Due 4/16/43	1.7
Freddie Mac Gold Pool, 3.50%, Due 6/1/42	1.7
Government National Mortgage Association, 2.21%, Due 12/16/35	1.6
Government National Mortgage Association, 2.543%, Due 9/16/44	1.5
Fannie Mae Pool, 5.00%, Due 1/1/41	1.3
Ally Master Owner Trust, 1.21%, Due 6/15/17	1.2
National Credit Union Administration, 0.674%, Due 10/7/20	1.2
National Credit Union Administration, 0.625%, Due 3/11/20	1.2
Total Fund Holdings	246

Sector Allocation (% Fixed Income)

Mortgage Backed Obligations	26.5
Finance	22.5
U.S. Treasury	14.3
Manufacturing	13.0
Service	10.3
Telecommunications	3.2
Energy	2.7
Asset-Backed Obligations	2.6
Utilities	2.6
Consumer	1.2
Transportation	1.1

Sector Allocation (% Equities)

Information Technology	27.1
Finance	20.8
Manufacturing	16.0
Financials	11.4
Energy	9.6
Utilities	3.6
Consumer Staples	3.5
Health Care	3.0
Consumer Discretionary	3.0
Transportation	2.0

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Intermediate Bond Fund (the “Fund”) returned 0.41% for the six months ended April 30, 2013, trailing the Barclays Capital Aggregate Index (the “Index”) return of 0.90% and the Lipper Intermediate Investment Grade Index return of 1.83% for the same period.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,5)	0.74%	4.09%	5.70%	5.08%
Y Class (1,2,5)	0.58%	3.86%	5.61%	5.03%
Investor Class (1,3,5)	0.41%	3.61%	5.28%	4.86%
A Class with sales charge (1,4,7)	-4.36%	-1.50%	4.16%	4.30%
A Class without sales charge (1,4,7)	0.41%	3.41%	5.17%	4.81%
C Class with sales charge (1,5,7)	-1.05%	1.64%	4.76%	4.61%
C Class without sales charge (1,5,7)	-0.05%	2.64%	4.76%	4.61%
Barclays Capital Agg. Index (6)	0.90%	3.68%	5.72%	5.04%
Lipper Intermediate Inv. Grade Index (6)	1.83%	6.17%	6.45%	5.16%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/03.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 through 3/2/09, the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 through 3/2/09, the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset- backed fixed-rate debt securities of all maturities. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.34%, 1.00%, 0.85%, 1.13%, and 1.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

The Fund’s underperformance relative to the Index can be attributed to weak issue selection among sectors and credit quality categories. On the other hand, the Fund’s positioning among sectors and credit quality categories proved beneficial.

During the period, the overweight allocation to the Finance sector benefited the Fund, as Finance was the strongest performing sector for both the Index and the Fund during the period. Despite generating the strongest absolute sector returns, the Fund’s Finance holdings slightly trailed those within the Index and detracted from relative results. The performance from the Fund’s Commercial Mortgage-Backed securities trailed those in the Index and also hampered returns.

Positioning among the various credit quality categories had a positive impact on returns relative to the benchmark. A combination of overweighting the lower end of the investment-grade spectrum (BBB/Baa) and underweighting the upper end of the investment-grade spectrum (AAA/Aaa) helped, as lower quality securities generally outperformed higher-rated securities. The Fund’s holdings within the AAA/Aaa category struggled to keep pace with those in the Index, but this was partially offset by stronger security selection in the BBB/Baa category.

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2013 (Unaudited)

Duration positioning during the period was essentially neutral, with a modest bias to the Index by implementing a slightly longer duration. Performance of the securities within the Fund that had a duration between 5-7 years saw the strongest gains and outperformed the overall Index return.

The Fund’s investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

Top Ten Holdings (% Net Assets*)

Fannie Mae Pool, 4.50%, Due 4/1/41	1.6
Government National Mortgage Association, 2.17%, Due 4/16/41	1.6
Fannie Mae Pool, 4.00%, Due 12/1/40	1.3
Freddie Mac Gold Pool, 3.00%, Due 8/1/42	1.3
Bear Stearns Cos. LLC, 7.250%, Due 2/1/2018	1.1
Freddie Mac Gold Pool, 3.50%, Due 6/1/42	1.1
Fannie Mae Pool, 4.000%, Due 2/1/2041	1.0
Wachovia Corp., 5.75%, Due 2/1/18	1.0
Fannie Mae Pool, 5.00%, Due 5/1/35	1.0
Freddie Mac Gold Pool, 4.00%, Due 10/1/39	1.0
Total Fund Holdings	388

Sector Allocation (% Fixed Income)

Mortgage Backed Obligations	31.4
Finance	20.0
U.S. Treasury	17.0
Manufacturing	7.4
Service	7.1
Energy	5.1
Telecommunications	3.4
Utilities	3.0
Asset-Backed Obligations	2.7
Consumer	2.1
Transportation	0.8

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2013 (Unaudited)

The Investor Class of the Short-Term Bond Fund (the “Fund”) returned 0.34% for the six-month period ended April 30, 2013, which underperformed the BofA Merrill Lynch 1-3 Year Gov/Corp Index (the “Index”) return of 0.54% and the Lipper Short Investment Grade Bond Funds Index return of 0.96%.

Total Returns for the Period ended 4/30/13:

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,6)	0.49%	1.86%	2.60%	3.03%
Y Class (1,2,6)	0.37%	1.94%	2.55%	3.01%
Investor Class (1,6)	0.34%	1.50%	2.24%	2.57%
A Class with sales charge (1,3,6)	-2.41%	-1.21%	1.62%	2.26%
A Class without sales charge (1,3,6)	0.15%	1.28%	2.15%	2.52%
C Class with sales charge (1,4,6)	-1.22%	-0.48%	1.77%	2.33%
C Class without sales charge (1,4,6)	-0.22%	0.52%	1.77%	2.33%
Lipper Short Inv. Grade Bond Funds Index (5)	0.96%	2.85%	3.14%	2.96%
BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index (5)	0.54%	1.21%	2.53%	3.02%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/03. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/03. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/03 up to 9/1/10, the inception date of the C Class, and the returns of the C
Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/03. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
5.	The BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.37%, 0.72%, 0.89%, 1.12%, and 1.90%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s returns are beginning to reflect the ultra-low interest rate environment that has persisted for several quarters. Credit spreads also reached low levels during the period and created an environment where total returns in the short-term fixed income markets were unusually low.

Prior to the deduction of expenses, the Fund’s outperformance was primarily due to its asset allocation during the period. The Fund had overweight positions in the major credit sectors, including investment-grade Corporates, Asset-Backed and Agency-Backed Mortgages – all of which outperformed Treasuries. Credit sectors responded favorably to the extraordinarily easy monetary policy provided by the European Central Bank and the U.S. Federal Reserve Bank during the period, and investors sought incremental return in nearly all risk assets.

While the Fund’s asset allocation helped total returns during the period, its duration position detracted slightly as interest rates declined. The Fund’s average duration of 1.2 was shorter than the Index duration of 1.8 as the two-year Treasury yield declined from 0.28% to 0.21%. The decline in interest rates was only subtle, thus the impact on relative returns was subtle as well.

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2013 (Unaudited)

Given the unusually low levels of interest rates, we have maintained a short duration to protect the Fund from an ultimate rise in rates. Although a rate increase does not appear to be imminent, the absolute low level of yields warrants a more defensive approach towards duration overall.

The Lipper peer group continued to benefit from the outperformance of high-yield bonds. During the period, the BofA Merrill Lynch 1-3 Year US Cash Pay High Yield Index returned 4.97% versus 1.15% for the investment-grade BofA Merrill Lynch 1-3 Year US Corporate Index. The Fund, which is investment-grade only, often lags the Lipper Index during periods of strong high yield outperformance.

Given the macroeconomic backdrop, we will continue to look for opportunity in this low interest rate environment and strive to protect the Fund from volatility across the globe. We will maintain our conservative approach toward credit risk and seek to outperform over the long term on a risk-adjusted basis.

Top Ten Holdings (% Net Assets)

National Credit Union Administration, 0.625%, Due 3/11/20	3.7
National Credit Union Administration, 0.693%, Due 1/8/20	3.6
AbbVie, Inc., 1.20%, Due 11/6/15, 144A	3.4
Ally Master Owner Trust, 1.031%, Due 9/15/16	2.7
Danske Bank A/S, 1.355%, Due 4/14/14, 144A	2.0
Nissan Master Owner Trust Receivables, 0.503%, Due 2/15/18	2.0
Government National Mortgage Association, 2.25%, Due 5/16/33	2.0
Volkswagen International Finance N.V., 1.15%, Due 11/20/15, 144A	2.0
ING Bank N.V., 1.808%, Due 6/9/14, 144A	2.0
MetLife Institutional Funding II, 1.481%, Due 4/4/14, 144A	2.0
Total Fund Holdings	81

Sector Allocation (% Fixed Income)

Mortgage Backed Obligations	28.7
Finance	25.9
Asset-Backed Obligations	17.5
Manufacturing	10.9
Service	6.1
U.S. Treasury	4.2
Consumer	3.4
Utilities	1.2
Telecommunications	0.7
Transportation	0.7
Energy	0.7

American Beacon FundsSM

Fund Expenses

April 30, 2013 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

April 30, 2013 (Unaudited)

High Yield Bond Fund

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Institutional Class
Actual	$1,000.00	$1,072.75	$4.63
Hypothetical **	$1,000.00	$1,020.33	$4.51
Y Class
Actual	$1,000.00	$1,072.43	$4.98
Hypothetical **	$1,000.00	$1,019.98	$4.86
Investor Class
Actual	$1,000.00	$1,072.72	$5.76
Hypothetical **	$1,000.00	$1,019.24	$5.61
A Class
Actual	$1,000.00	$1,071.65	$5.75
Hypothetical **	$1,000.00	$1,019.24	$5.61
AMR Class
Actual	$1,000.00	$1,075.43	$3.14
Hypothetical **	$1,000.00	$1,021.77	$3.06
C Class
Actual	$1,000.00	$1,068.94	$9.59
Hypothetical **	$1,000.00	$1,015.52	$9.35

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 0.97%, 1.12%, 1.12%, 1.87% and 0.61% for the Institutional, Y, Investor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Retirement Income and Appreciation Fund

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Y Class
Actual	$1,000.00	$1,030.19	$4.03
Hypothetical **	$1,000.00	$1,020.83	$4.01
Investor Class
Actual	$1,000.00	$1,029.53	$5.54
Hypothetical **	$1,000.00	$1,019.34	$5.51
A Class
Actual	$1,000.00	$1,029.90	$5.69
Hypothetical **	$1,000.00	$1,019.19	$5.66
C Class
Actual	$1,000.00	$1,024.36	$9.84
Hypothetical **	$1,000.00	$1,015.08	$9.79

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 1.10%, 1.13% and 1.96% for the Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Intermediate Bond Fund

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Institutional Class
Actual	$1,000.00	$1,007.38	$1.59
Hypothetical **	$1,000.00	$1,023.21	$1.61
Y Class
Actual	$1,000.00	$1,005.85	$3.23
Hypothetical **	$1,000.00	$1,021.57	$3.26
Investor Class
Actual	$1,000.00	$1,004.14	$3.93
Hypothetical **	$1,000.00	$1,020.88	$3.96
A Class
Actual	$1,000.00	$1,004.11	$4.92
Hypothetical **	$1,000.00	$1,019.89	$4.96
C Class
Actual	$1,000.00	$999.48	$8.63
Hypothetical **	$1,000.00	$1,016.17	$8.70

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.32%, 0.65%, 0.79%, 0.99% and 1.74% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half- year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Short-Term Bond Fund

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13
Institutional Class
Actual	$1,000.00	$1,004.90	$1.84
Hypothetical **	$1,000.00	$1,022.96	$1.86
Y Class
Actual	$1,000.00	$1,003.75	$3.18
Hypothetical **	$1,000.00	$1,021.62	$3.21
Investor Class
Actual	$1,000.00	$1,003.37	$3.92
Hypothetical **	$1,000.00	$1,020.88	$3.96
A Class
Actual	$1,000.00	$1,001.47	$4.22
Hypothetical **	$1,000.00	$1,020.58	$4.26
C Class
Actual	$1,000.00	$997.79	$7.88
Hypothetical **	$1,000.00	$1,016.91	$7.95

*	Expenses are equal to the Fund’s annualized expense ratios for the six- month period of 0.37%, 0.64%, 0.79%, 0.85% and 1.59% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half- year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.31%
COMMUNICATIONS - 0.02%
Media - 0.02%
Dex One Corp.A	10,761	$26
SuperMedia, Inc.A	1,037	5

Total Communications		31
CONSUMER DISCRETIONARY - 0.10%
Automobiles - 0.10%
General Motors Co.A	6,381	197

INDUSTRIALS - 0.01%
Paper & Forest Products - 0.01%
Catalyst Paper Corp.A	8,426	17

RIGHTS - 0.18%
Media
Charter Communications, Inc., Expires 11/30/2014A B	2,759	153

Transportation
Horizon Lines, Inc. Expires 9/27/2036A B	3,581,642	200

Total Rights		353

Total Common Stocks (Cost $2,115)		598

CONVERTIBLE PREFERRED STOCKS - 0.70%
FINANCIALS - 0.70%
Banks - 0.70%
Bank of America Corp., 7.25%, Due 12/31/2049	460	573
Wells Fargo & Co., 7.50%, Due 12/31/2049	595	785

Total Convertible Preferred Stocks (Cost $1,205)		1,358

PREFERRED STOCKS - 1.48%
FINANCIALS - 0.02%
Agency - 0.02%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049A C	10,000	47

Banks - 0.77%
Ally Financial, Inc., 7.00%, Due 12/31/49D	165	163
GMAC Capital Trust I, 1.00%, Due 2/15/2040C	11,600	318
Zions Bancorporation, 9.50%, Due 12/31/2049	38,800	1,006

		1,487

Total Preferred Stocks (Cost $1,697)		1,534

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.46%
Finance - 0.12%
E*Trade Financial Corp., 0.01%, Due 8/31/2019	$240	241

Manufacturing - 0.34%
Alpha Appalachia Holdings, Inc., 3.25%, Due 8/1/2015	290	276
Alpha Natural Resources, Inc., 2.375%, Due 4/15/2015	390	366

		642

Total Convertible Obligations (Cost $828)		883

CORPORATE OBLIGATIONS - 90.44%
Consumer - 3.84%

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
American Rock Salt Co. LLC, 8.25%, Due 5/1/2018D E	$150	$145
ARAMARK Corp., 5.75%, Due 3/15/2020D	130	136
Avon Products, Inc., 5.00%, Due 3/15/2023	100	109
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016D F	400	310
Constellation Brands, Inc., 4.25%, Due 5/1/2023	100	100
Del Monte Corp., 7.625%, Due 2/15/2019	815	869
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020D	275	304
Innovation Ventures LLC, 9.50%, Due 8/15/2019D E	400	354
JBS USA LLC, 8.25%, Due 2/1/2020D E	400	442
Motors Liquidation Co., 8.375%, Due 7/15/2049C F J	1,570	–
Pinnacle Foods Finance LLC, 4.875%, Due 5/1/2021D E	250	257
Prestige Brands, Inc.,
8.25%, Due 4/1/2018	300	327
8.125%, Due 2/1/2020	205	235
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021D	200	206
Reynolds Group Issuer Inc.,
8.50%, Due 5/15/2018	800	853
9.00%, Due 4/15/2019	685	740
9.875%, Due 8/15/2019	100	112
5.75%, Due 10/15/2020	510	534
8.25%, Due 2/15/2021	200	212
Simmons Foods, Inc., 10.50%, Due 11/1/2017D	250	253
Spectrum Brands Escrow Corp., 6.625%, Due 11/15/2022D	245	270
Spectrum Brands, Inc., 9.50%, Due 6/15/2018	205	230
Sun Products Corp., 7.75%, Due 3/15/2021D	245	253
Viskase Cos., Inc., 9.875%, Due 1/15/2018D	150	161

		7,412

Energy - 18.22%
Access Midstream Partners LP, 4.875%, Due 5/15/2023G	115	119
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	400	423
Basic Energy Services, Inc.,
7.75%, Due 2/15/2019	120	125
7.75%, Due 10/15/2022	290	305
Bonanza Creek Energy, Inc., 6.75%, Due 4/15/2021D	180	190
Callon Petroleum Co., 13.00%, Due 9/15/2016	220	228
Calumet Specialty Products Partners LP,
9.375%, Due 5/1/2019G	300	336
9.625%, Due 8/1/2020D G	100	114
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	332
7.50%, Due 9/15/2020	100	109
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	300	350
8.25%, Due 9/1/2021	245	277
7.625%, Due 11/15/2022	530	586
7.625%, Due 11/15/2022D	185	203
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	940	1,062
6.875%, Due 11/15/2020	485	554
6.125%, Due 2/15/2021	365	402
5.75%, Due 3/15/2023	300	326
Chesapeake Midstream Partners LP., 6.125%, Due 7/15/2022G	225	248
Cie Generale de Geophysique — Veritas, 6.50%, Due 6/1/2021	600	636
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	515
Comstock Resources, Inc., 7.75%, Due 4/1/2019	310	332
Concho Resources, Inc., 6.50%, Due 1/15/2022	200	222
Continental Resources, Inc.,
5.00%, Due 9/15/2022	355	386
4.50%, Due 4/15/2023D	500	533
Crosstex Energy LP, 8.875%, Due 2/15/2018G	400	437
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017D	740	749
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019G	400	431

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Energy Transfer Equity LP, 7.50%, Due 10/15/2020G	$600	$702
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	200	226
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068C E	300	348
EPL Oil & Gas, Inc.,
8.25%, Due 2/15/2018	670	722
8.250%, Due 2/15/2018D	305	328
EXCO Resources, Inc., 7.50%, Due 9/15/2018	430	426
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016D	400	427
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	755	746
Genesis Energy LP,
7.875%, Due 12/15/2018G	200	220
5.75%, Due 2/15/2021D G	250	263
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	400	420
Halcon Resources Corp.,
9.75%, Due 7/15/2020D	100	109
8.875%, Due 5/15/2021D	400	429
Hercules Offshore, Inc., 10.25%, Due 4/1/2019D	580	666
Hilcorp Energy I LP, 7.625%, Due 4/15/2021D G	525	581
Holly Energy Partners LP, 6.50%, Due 3/1/2020G	225	243
Key Energy Services, Inc., 6.75%, Due 3/1/2021	450	470
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018D E	500	555
Kodiak Oil & Gas Corp.,
8.125%, Due 12/1/2019	655	745
5.50%, Due 1/15/2021D	145	153
Linn Energy LLC,
6.50%, Due 5/15/2019E	155	164
6.25%, Due 11/1/2019D E	555	580
8.625%, Due 4/15/2020E	700	782
7.75%, Due 2/1/2021E H	615	673
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020D	475	489
MarkWest Energy Partners LP, 4.50%, Due 7/15/2023G	110	115
Memorial Production Partners LP, 7.625%, Due 5/1/2021D G	310	316
Offshore Group Investments Ltd.,
7.50%, Due 11/1/2019D	380	409
7.125%, Due 4/1/2023D	385	400
Parker Drilling Co., 9.125%, Due 4/1/2018	275	301
Penn Virginia Corp., 8.50%, Due 5/1/2020D	1,015	1,020
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017	250	271
Pioneer Energy Services Corp., 9.875%, Due 3/15/2018	220	242
Plains Exploration & Production Co.,
6.125%, Due 6/15/2019	300	333
6.75%, Due 2/1/2022	100	113
6.875%, Due 2/15/2023	100	114
QEP Resources, Inc.,
5.375%, Due 10/1/2022	300	320
5.25%, Due 5/1/2023	100	106
QR Energy LP, 9.25%, Due 8/1/2020G	570	614
Quicksilver Resources, Inc., 9.125%, Due 8/15/2019	300	294
Range Resources Corp., 5.00%, Due 3/15/2023D	270	288
Regency Energy Partners LP, 6.50%, Due 7/15/2021G	225	252
Resolute Energy Corp., 8.50%, Due 5/1/2020	810	871
Rockies Express Pipeline LLC,
6.85%, Due 7/15/2018D E	135	138
6.00%, Due 1/15/2019D E	170	167
Rosetta Resources, Inc., 5.625%, Due 5/1/2021	160	167
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021D E	925	957
5.625%, Due 4/15/2023D E	330	339
Sabine Pass LNG LP,
7.50%, Due 11/30/2016G	1,045	1,180
6.50%, Due 11/1/2020D G	380	408
Samson Investment Co., 9.75%, Due 2/15/2020D	1,180	1,253
SandRidge Energy, Inc., 7.50%, Due 3/15/2021	415	431

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Talos Production LLC, 9.75%, Due 2/15/2018D E	$260	$256
Targa Resources Partners LP, 5.25%, Due 5/1/2023D G	460	488
W&T Offshore, Inc., 8.50%, Due 6/15/2019	595	649
WPX Energy, Inc., 6.00%, Due 1/15/2022	360	390

		35,199

Finance - 8.00%
Aircastle Ltd., 6.25%, Due 12/1/2019	245	273
Ally Financial, Inc.,
5.50%, Due 2/15/2017	120	131
8.00%, Due 12/31/2018	200	240
7.50%, Due 9/15/2020	600	741
A-S Co-Issuer Subsidiary, Inc., 7.875%, Due 12/15/2020D	250	264
Bank of America Corp., 8.125%, Due 12/31/2049C	800	911
Bank One Capital III, 8.75%, Due 9/1/2030	275	391
CIT Group, Inc.,
6.625%, Due 4/1/2018D	100	117
5.50%, Due 2/15/2019D	100	113
5.375%, Due 5/15/2020	200	226
5.00%, Due 8/15/2022	600	671
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	250	253
E*Trade Financial Corp.,
6.75%, Due 6/1/2016	105	114
6.00%, Due 11/15/2017	245	259
6.375%, Due 11/15/2019	1,795	1,929
Felcor Lodging LP, 5.625%, Due 3/1/2023D G	235	244
Fidelity & Guaranty Life Holdings, Inc., 6.375%, Due 4/1/2021D	175	182
General Electric Capital Corp., 7.125%, Due 12/31/2049C	200	234
Genworth Financial, Inc., 6.15%, Due 11/15/2066C	200	189
Hub International Ltd., 8.125%, Due 10/15/2018D	1,010	1,086
International Lease Finance Corp., 5.65%, Due 6/1/2014	400	418
iStar Financial, Inc., 9.00%, Due 6/1/2017	255	290
MetLife, Inc., 10.75%, Due 8/1/2069	150	239
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039D	225	339
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	380	383
9.125%, Due 10/15/2017D	455	486
9.50%, Due 10/15/2020D	880	948
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	400	433
Provident Funding Associates LP, 10.125%, Due 2/15/2019D G	255	281
Realogy Corp., 7.875%, Due 2/15/2019D E	55	61
Realogy Group LLC, 9.00%, Due 1/15/2020D E	185	220
ROC Finance LLC, 12.125%, Due 9/1/2018D E	450	529
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022	800	861
Synovus Financial Corp.,
5.125%, Due 6/15/2017	525	530
7.875%, Due 2/15/2019	540	620
Western Alliance Bancorp, 10.00%, Due 9/1/2015	220	244

		15,450

Manufacturing - 18.84%
Abengoa Finance SAU, 8.875%, Due 11/1/2017D	400	384
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022D	175	168
Aleris International, Inc., 7.875%, Due 11/1/2020	410	444
Algeco Scotsman Global Finance PLC,
10.75%, Due 10/15/2019D	665	677
8.50%, Due 10/15/2018D	400	432
Allison Transmission, Inc., 7.125%, Due 5/15/2019D	380	412
American Axle & Manufacturing, Inc., 6.25%, Due 3/15/2021	400	421
ArcelorMittal,
4.25%, Due 8/5/2015	170	178
6.00%, Due 3/1/2021C	700	741
6.75%, Due 2/25/2022C	435	477
Arch Coal, Inc.,
8.75%, Due 8/1/2016	205	213

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
7.00%, Due 6/15/2019	$270	$250
9.875%, Due 6/15/2019D	250	260
ARD Finance S.A., 11.125%, Due 6/1/2018D I	400	450
Ardagh Packaging Finance PLC,
7.375%, Due 10/15/2017D	200	221
9.125%, Due 10/15/2020D	200	226
7.00%, Due 11/15/2020D	200	212
ArvinMeritor, Inc., 10.625%, Due 3/15/2018	300	331
Ashland, Inc., 4.75%, Due 8/15/2022D	435	455
BC Mountain LLC, 7.00%, Due 2/1/2021D E	300	322
Bluescope Steel Ltd., 7.125%, Due 5/1/2018D	500	515
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021D	230	235
Catalyst Paper Corp., 11.00%, Due 10/30/2017I	146	112
CDW LLC, 8.50%, Due 4/1/2019E	700	785
Cemex Finance LLC, 9.375%, Due 10/12/2022D E	200	230
Cemex SAB de CV, 9.00%, Due 1/11/2018D	700	763
Chrysler Group LLC, 8.00%, Due 6/15/2019E	455	510
Consol Energy, Inc.,
8.00%, Due 4/1/2017	100	108
8.25%, Due 4/1/2020	700	783
Consolidated Container Co. LLC, 10.125%, Due 7/15/2020D E	375	416
Crown Americas LLC, 4.50%, Due 1/15/2023D E	200	204
Dematic S.A., 7.75%, Due 12/15/2020D	240	262
Eagle Spinco, Inc., 4.625%, Due 2/15/2021D	380	399
Eldorado Gold Corp., 6.125%, Due 12/15/2020D	330	337
Euramax International, Inc., 9.50%, Due 4/1/2016	100	98
Exide Technologies, 8.625%, Due 2/1/2018	100	67
Exopack Holding Corp., 10.00%, Due 6/1/2018	300	303
FMG Resources August 2006 Property Ltd.,
7.00%, Due 11/1/2015D	210	220
6.00%, Due 4/1/2017D	260	270
6.875%, Due 2/1/2018D	500	533
8.25%, Due 11/1/2019D	305	336
6.875%, Due 4/1/2022D	215	231
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017E	200	235
8.125%, Due 1/15/2020E	200	257
Freescale Semiconductor, Inc.,
10.125%, Due 3/15/2018D	140	155
9.25%, Due 4/15/2018D	100	110
8.05%, Due 2/1/2020	400	431
10.75%, Due 8/1/2020	200	228
GrafTech International Ltd., 6.375%, Due 11/15/2020D	105	110
Horsehead Holding Corp., 10.50%, Due 6/1/2017D	360	390
Huntsman International LLC, 4.875%, Due 11/15/2020E	250	262
Ineos Finance PLC, 8.375%, Due 2/15/2019D	200	226
Inmet Mining Corp.,
8.75%, Due 6/1/2020D	500	540
7.50%, Due 6/1/2021D	260	272
International Automotive Components Group SL, 9.125%, Due 6/1/2018D	200	200
K Hovnanian Enterprises, Inc., 7.25%, Due 10/15/2020D	230	257
KB Home, 7.50%, Due 9/15/2022	300	342
Liberty Tire Recycling, 11.00%, Due 10/1/2016D	325	333
Louisiana-Pacific Corp., 7.50%, Due 6/1/2020	350	397
M/I Homes, Inc., 8.625%, Due 11/15/2018	200	222
MacDermid, Inc., 9.50%, Due 4/15/2017D	715	739
Manitowoc Co., Inc., 8.50%, Due 11/1/2020	150	171
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019D E	135	149
MedAssets, Inc., 8.00%, Due 11/15/2018	475	524
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018D	200	130
Milacron LLC, 7.75%, Due 2/15/2021D E	140	146
Mueller Water Products, Inc., 7.375%, Due 6/1/2017	290	298
Navistar International Corp., 8.25%, Due 11/1/2021	300	312

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
NewPage Corp., 11.375%, Due 12/31/2014F H J	$300	$108
Nokia OYJ, 6.625%, Due 5/15/2039	665	605
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015D	575	426
Novelis, Inc., 8.75%, Due 12/15/2020	500	568
Nufarm Australia Ltd., 6.375%, Due 10/15/2019D	310	319
Olin Corp., 5.50%, Due 8/15/2022	300	313
Orion Engineered Carbons Bondco GmbH, 9.625%, Due 6/15/2018D	200	226
Orion Engineered Carbons Finance & Co. SCA, 9.25%, Due 8/1/2019D	200	204
Peabody Energy Corp.,
7.375%, Due 11/1/2016	600	687
6.25%, Due 11/15/2021	685	729
Penn Virginia Resource Partners LP, 8.375%, Due 6/1/2020G	200	216
Perstorp Holding AB, 8.75%, Due 5/15/2017D	300	323
PolyOne Corp., 7.375%, Due 9/15/2020	210	236
Radio Systems Corp., 8.375%, Due 11/1/2019D	200	218
Rain CII Carbon LLC, 8.25%, Due 1/15/2021D E	100	109
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021D G	900	922
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	350	369
Ryland Group, Inc., 5.375%, Due 10/1/2022	145	150
Sanmina Corp., 7.00%, Due 5/15/2019D	210	224
Schaeffler Finance BV, 8.50%, Due 2/15/2019D	200	228
Shea Homes LP, 8.625%, Due 5/15/2019G	200	227
Silver II Borrower, 7.75%, Due 12/15/2020D	150	161
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	425	472
Sophia LP, 9.75%, Due 1/15/2019D G	250	280
SRA International, Inc., 11.00%, Due 10/1/2019	100	106
Taylor Morrison Communities, Inc.,
7.75%, Due 4/15/2020D	654	734
5.25%, Due 4/15/2021D	470	481
Terex Corp., 6.00%, Due 5/15/2021	230	247
Texas Industries, Inc., 9.25%, Due 8/15/2020	340	379
The Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	300	314
Titan International, Inc., 7.875%, Due 10/1/2017	240	258
Tower Automotive Holdings USA LLC, 10.625%, Due 9/1/2017D E	30	32
TPC Group, Inc., 8.75%, Due 12/15/2020D	365	385
Tronox Finance LLC, 6.375%, Due 8/15/2020D E	430	429
UCI International, Inc., 8.625%, Due 2/15/2019	365	384
US Coatings Acquisition, Inc., 7.375%, Due 5/1/2021D	700	746
Viasystems, Inc., 7.875%, Due 5/1/2019D	305	326
Walter Energy, Inc., 8.50%, Due 4/15/2021D	205	213
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020D	210	229
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	95	98
Zachry Holdings, Inc., 7.50%, Due 2/1/2020D	275	294

		36,402

Service - 26.36%
Acadia Healthcare Co., Inc., 12.875%, Due 11/1/2018	231	286
ACE Cash Express, Inc., 11.00%, Due 2/1/2019D	220	221
ADS Waste Holdings, Inc., 8.25%, Due 10/1/2020D	300	328
Alere, Inc.,
7.25%, Due 7/1/2018D	400	431
8.625%, Due 10/1/2018	320	343
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	160	186
Avis Budget Car Rental LLC,
9.75%, Due 3/15/2020E	385	457
5.50%, Due 4/1/2023D E	125	129
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019G	200	219
Biomet, Inc.,
6.50%, Due 8/1/2020D	125	136
6.50%, Due 10/1/2020D	300	314
Bon-Ton Department Stores, Inc., 10.625%, Due 7/15/2017	390	392
Boyd Gaming Corp., 9.125%, Due 12/1/2018	380	422
Bresnan Broadband Holdings LLC, 8.00%, Due 12/15/2018D E	400	438

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	$355	$397
Burlington Holdings LLC, 9.00%, Due 2/15/2018D E I	200	208
Cablevision Systems Corp.,
8.625%, Due 9/15/2017	100	119
8.00%, Due 4/15/2020	450	518
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017	600	634
12.75%, Due 4/15/2018	625	444
8.50%, Due 2/15/2020	100	97
9.00%, Due 2/15/2020D	425	419
Caesars Operating Escrow LLC,
9.00%, Due 2/15/2020D E	500	493
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019	200	222
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	225	256
CCO Holdings LLC,
5.25%, Due 9/30/2022E	125	127
5.75%, Due 9/1/2023D E	450	467
Cengage Learning Acquisitions, Inc.,
12.00%, Due 6/30/2019D	400	80
11.50%, Due 4/15/2020D	75	59
Cenveo Corp., 8.875%, Due 2/1/2018	660	667
Ceridian Corp.,
8.875%, Due 7/15/2019D	200	235
11.00%, Due 3/15/2021D	100	113
Chester Downs & Marina LLC, 9.25%, Due 2/1/2020D E	500	481
CHS/Community Health Systems, Inc.,
5.125%, Due 8/15/2018	275	294
8.00%, Due 11/15/2019	525	595
7.125%, Due 7/15/2020	545	609
Clean Harbors, Inc., 5.125%, Due 6/1/2021D	250	262
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021	1,900	1,856
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	425	454
7.625%, Due 3/15/2020	540	582
6.50%, Due 11/15/2022D	100	107
6.500%, Due 11/15/2022D	250	266
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	300	337
Columbus International, Inc., 11.50%, Due 11/20/2014D	330	367
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	520	589
CSC Holdings LLC, 6.75%, Due 11/15/2021E	600	686
CST Brands, Inc., 5.00%, Due 5/1/2023D	625	641
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	755	769
CyrusOne LP, 6.375%, Due 11/15/2022D G	235	250
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	500	566
DaVita, Inc., 5.75%, Due 8/15/2022	640	682
DISH DBS Corp.,
7.125%, Due 2/1/2016	600	663
4.25%, Due 4/1/2018D	285	280
5.125%, Due 5/1/2020D	230	228
6.75%, Due 6/1/2021	675	729
5.875%, Due 7/15/2022	200	204
5.00%, Due 3/15/2023D	100	97
DJO Finance LLC,
8.75%, Due 3/15/2018E	100	112
7.75%, Due 4/15/2018E	200	209
DynCorp International, Inc., 10.375%, Due 7/1/2017	320	316
Earthlink, Inc., 8.875%, Due 5/15/2019	345	355
Emergency Medical Services Corp., 8.125%, Due 6/1/2019	400	443
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 7/15/2019	100	110
EnergySolutions Inc., 10.75%, Due 8/15/2018	450	486
Entercom Radio LLC, 10.50%, Due 12/1/2019E	370	431
Entravision Communications Corp., 8.75%, Due 8/1/2017	265	286
Equinix, Inc., 5.375%, Due 4/1/2023	600	628

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ExamWorks Group, Inc., 9.00%, Due 7/15/2019	$200	$220
First Data Corp.,
8.25%, Due 1/15/2021D	700	744
11.25%, Due 1/15/2021D	100	105
12.625%, Due 1/15/2021	775	840
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015C D E F H	800	1
Gray Television, Inc., 7.50%, Due 10/1/2020	375	407
Grifols, Inc., 8.25%, Due 2/1/2018	300	329
GWR Operating Partnership LLP, 10.875%, Due 4/1/2017E K	400	451
Hanger Orthopedic Group, Inc., 7.125%, Due 11/15/2018	170	185
HCA Holdings, Inc., 6.25%, Due 2/15/2021	100	110
HCA, Inc.,
7.19%, Due 11/15/2015	475	527
7.50%, Due 2/15/2022	400	478
5.875%, Due 3/15/2022	820	910
5.875%, Due 5/1/2023	775	843
HD Supply, Inc.,
7.50%, Due 7/15/2020D	390	422
11.50%, Due 7/15/2020	185	220
10.50%, Due 1/15/2021	135	142
HDTFS, Inc., 6.25%, Due 10/15/2022	100	112
Hertz Corp., 6.75%, Due 4/15/2019	400	443
Igloo Holdings Corp., 8.25%, Due 12/15/2017D	100	104
inVentiv Health, Inc.,
9.00%, Due 1/15/2018D	100	106
11.00%, Due 8/15/2018D	200	173
iPayment Holdings, Inc., 15.00%, Due 11/15/2018	200	150
iPayment, Inc., 10.25%, Due 5/15/2018	300	275
Isle of Capri Casinos, Inc.,
7.75%, Due 3/15/2019	150	165
8.875%, Due 6/15/2020	245	270
Jaguar Holding Co. I, 9.375%, Due 10/15/2017D	300	323
Jaguar Holding Co. II, 9.50%, Due 12/1/2019D	100	116
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019D	190	205
LIN Television Corp., 8.375%, Due 4/15/2018	170	184
Lions Gate Entertainment, Inc., 10.25%, Due 11/1/2016D	155	169
Marina District Finance Co., Inc., 9.50%, Due 10/15/2015	250	266
Mediacom LLC, 7.25%, Due 2/15/2022E	220	243
MGM Resorts International,
6.625%, Due 7/15/2015	400	438
11.375%, Due 3/1/2018	300	388
8.625%, Due 2/1/2019	105	124
6.75%, Due 10/1/2020D	335	368
6.625%, Due 12/15/2021	415	451
Monitronics International, Inc., 9.125%, Due 4/1/2020	325	353
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018D	575	615
National CineMedia LLC, 7.875%, Due 7/15/2021E	100	113
NBTY, Inc., 9.00%, Due 10/1/2018	360	405
NCL Corp Ltd., 5.00%, Due 2/15/2018D	195	203
Nexstar Broadcasting, Inc.,
8.875%, Due 4/15/2017	95	104
6.875%, Due 11/15/2020D	225	240
Nord Anglia Education UK Holdings PLC, 10.25%, Due 4/1/2017D	200	224
Nord Anglia Education, Inc., 8.50%, Due 2/15/2018D	200	204
NPC International, Inc., 10.50%, Due 1/15/2020	300	352
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	325	159
Petco Holdings, Inc., 8.50%, Due 10/15/2017D	220	230
Radio One, Inc., 6.00%, Due 5/24/2016I	207	210
Radnet Management, Inc., 10.375%, Due 4/1/2018	350	375
Regal Cinemas Corp., 8.625%, Due 7/15/2019	400	444
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019D G	450	495
Royal Caribbean Cruises Ltd., 5.25%, Due 11/15/2022	175	181
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020D E	260	278

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015D	$200	$200
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022D	115	119
Sitel LLC,
11.00%, Due 8/1/2017D E	100	107
11.50%, Due 4/1/2018E	100	67
Sky Growth Acquisition Corp., 7.375%, Due 10/15/2020D	300	320
Starz LLC, 5.00%, Due 9/15/2019D E	255	266
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019D	295	314
Tenet Healthcare Corp., 6.875%, Due 11/15/2031	250	234
TransUnion LLC, 11.375%, Due 6/15/2018E	100	115
United Rentals North America, Inc.,
7.375%, Due 5/15/2020	125	142
7.625%, Due 4/15/2022	370	425
Univision Communications, Inc., 7.875%, Due 11/1/2020D	750	843
Valeant Pharmaceuticals International, 6.75%, Due 8/15/2021D	870	961
Visant Corp., 10.00%, Due 10/1/2017	590	571
VPI Escrow Corp., 6.375%, Due 10/15/2020D	680	754
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018E	360	391
WEX, Inc., 4.75%, Due 2/1/2023D	200	200
WideOpenWest Finance LLC, 10.25%, Due 7/15/2019D E	495	557
WMG Acquisition Corp.,
11.50%, Due 10/1/2018	185	220
6.00%, Due 1/15/2021D	625	668
Wok Acquisition Corp., 10.25%, Due 6/30/2020D	145	159
Yonkers Racing Corp., 11.375%, Due 7/15/2016D	250	268

		50,920

Telecommunications - 9.97%
Avaya, Inc.,
9.00%, Due 4/1/2019D	200	204
10.50%, Due 3/1/2021D	325	300
Brightstar Corp., 9.50%, Due 12/1/2016D	305	331
CenturyLink, Inc., 5.80%, Due 3/15/2022	300	318
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	620	632
Clearwire Communications LLC, 12.00%, Due 12/1/2017D E	320	373
CommScope, Inc., 8.25%, Due 1/15/2019D	400	437
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020D	195	224
Cricket Communications, Inc., 7.75%, Due 10/15/2020	700	712
Crown Castle International Corp., 5.25%, Due 1/15/2023	600	629
Digicel Group Ltd., 8.25%, Due 9/30/2020D	500	535
Digicel Ltd., 6.00%, Due 4/15/2021D	200	201
DigitalGlobe, Inc., 5.25%, Due 2/1/2021D	200	202
eAccess Ltd., 8.25%, Due 4/1/2018D	300	336
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	460
8.75%, Due 4/15/2022	300	338
7.625%, Due 4/15/2024	100	104
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	375	430
Intelsat Jackson Holdings S.A.,
7.25%, Due 4/1/2019	250	275
7.25%, Due 10/15/2020	450	500
7.50%, Due 4/1/2021	300	338
6.625%, Due 12/15/2022D	370	401
Intelsat Luxembourg S.A.,
6.75%, Due 6/1/2018D	65	68
7.75%, Due 6/1/2021D	810	854
8.125%, Due 6/1/2023D	740	788
ITC Deltacom, Inc., 10.50%, Due 4/1/2016	324	343
Level 3 Financing, Inc.,
10.00%, Due 2/1/2018	70	77
8.125%, Due 7/1/2019	285	314
8.625%, Due 7/15/2020	380	429
Lynx II Corp., 6.375%, Due 4/15/2023D	455	493

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
MetroPCS Wireless, Inc., 6.625%, Due 11/15/2020	$315	$341
NII Capital Corp., 7.625%, Due 4/1/2021	405	358
Softbank Corp., 4.50%, Due 4/15/2020D	275	285
Sprint Capital Corp., 8.75%, Due 3/15/2032	540	639
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	800	931
9.00%, Due 11/15/2018D	500	615
7.00%, Due 3/1/2020D	100	114
7.00%, Due 8/15/2020	280	307
11.50%, Due 11/15/2021	550	762
6.00%, Due 11/15/2022	400	417
UPCB Finance VI Ltd., 6.875%, Due 1/15/2022D	400	439
Virgin Media Secured Finance PLC, 5.25%, Due 1/15/2021	675	727
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017D	650	697
7.25%, Due 2/15/2018D	325	343
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017D I	288	309
Windstream Corp.,
7.50%, Due 6/1/2022	225	248
6.375%, Due 8/1/2023	75	78

		19,256

Transportation - 2.32%
American Builders & Contractors Supply Co. Inc, 5.625%, Due 4/15/2021D	400	416
Bristow Group, Inc., 6.25%, Due 10/15/2022	300	327
CEVA Group PLC,
8.375%, Due 12/1/2017D	100	100
11.50%, Due 4/1/2018D F J	100	65
CHC Helicopter S.A., 9.25%, Due 10/15/2020	500	533
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	321
Horizon Lines LLC,
11.00%, Due 10/15/2016E	184	184
13.00%, Due 10/15/2016E I	430	401
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020D	400	364
Martin Midstream Partners LP,
8.875%, Due 4/1/2018G	437	468
7.25%, Due 2/15/2021D G	370	379
Quality Distribution LLC, 9.875%, Due 11/1/2018E	250	278
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	325	372
Watco Cos. LLC, 6.375%, Due 4/1/2023D E	270	281

		4,489

Utilities - 2.89%
AES Corp.,
9.75%, Due 4/15/2016	210	254
8.00%, Due 10/15/2017	315	377
Calpine Corp.,
7.875%, Due 7/31/2020D	90	102
7.50%, Due 2/15/2021D	650	735
Elwood Energy LLC, 8.159%, Due 7/5/2026E	257	268
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020E	575	658
GenOn Energy, Inc., 7.625%, Due 6/15/2014	200	213
Intergen N.V., 9.00%, Due 6/30/2017D	400	405
NRG Energy, Inc.,
7.625%, Due 1/15/2018	450	521
7.875%, Due 5/15/2021	535	606
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	195	216
Texas Competitive Electric Holdings Co. LLC, 11.50%, Due 10/1/2020D E	700	551
WaveDivision Escrow LLC, 8.125%, Due 9/1/2020D E	235	250
West Corp., 7.875%, Due 1/15/2019	400	436

		5,592

Total Corporate Obligations (Cost $165,877)		174,720

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 5.87% (Cost $11,334)
JPMorgan U.S. Government Money Market Fund, Capital Class	11,334,250	$11,334

TOTAL INVESTMENTS - 98.57% (Cost $183,056)		190,427
OTHER ASSETS, NET OF LIABILITIES - 1.43%		2,759

TOTAL NET ASSETS - 100.00%		$193,186

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Call.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $71,676 or 37.10% of net assets. The Fund has no right to demand registration of these securities.
E	Limited Liability Company.
F	In Default.
G	Limited Partnership.
H	Non-voting participating shares.
I	Is Payment in Kind.
J	Valued at fair value pursuant to procedures approved by the Board of Trustees.
K	Limited Liability Partnership.

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 4.49%
CONSUMER DISCRETIONARY - 0.26%
Internet & Catalog Retail
priceline.com, Inc.,A	575	$400

CONSUMER STAPLES - 0.31%
Food & Drug Retailing
Costco Wholesale Corp.,	4,400	477

ENERGY - 0.28%
Oil & Gas
EOG Resources, Inc.,	3,500	424

FINANCIALS - 1.00%
Diversified Financials - 0.87%
Franklin Resources, Inc.	2,850	441
JPMorgan Chase & Co.	8,300	407
T Rowe Price Group, Inc.	6,700	485

		1,333

Insurance - 0.13%
MetLife, Inc.	4,100	206

Total Financials		1,539

HEALTH CARE - 0.27%
Pharmaceuticals
Mylan, Inc.,A	14,000	408

INFORMATION TECHNOLOGY - 2.37%
Electronic Equipment & Instruments - 0.29%
Eaton Corp PLC	7,300	448

Internet Software & Services - 0.34%
eBay, Inc. A	10,000	524

IT Consulting & Services - 0.68%
Accenture PLC, Class A	7,770	633
Cognizant Technology Solutions Corp., Class AA	6,400	415

		1,048

Semiconductor Equipment & Products - 0.24%
QUALCOMM, Inc.	6,000	370

Software - 0.82%
Oracle Corp.	17,000	557
SAP AG, ADRB	5,000	399
Symantec Corp.	11,600	282

		1,238

Total Information Technology		3,628

Total Common Stocks (Cost $5,824)		6,876

PREFERRED STOCKS - 3.73%
ENERGY - 0.57%
Oil & Gas
Chesapeake Energy Corp.,
5.75%, Due 12/31/2049C	410	415
5.75%, Due 12/31/2049C D	454	456

Total Energy		871

FINANCE - 1.27%
Banks - 0.56%
Fifth Third Bancorp, 8.5%, Due 12/31/2049	5,800	857

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Other Finance - 0.71%
AMG Capital Trust I, 5.1%, Due 4/15/2036	17,000	$1,090

Total Finance		1,947

MANUFACTURING - 1.40%
Aerospace & Defense - 0.60%
United Technologies Corp., 7.5%, Due 8/1/2015	15,450	913

Auto Manufacturing - 0.52%
General Motors Co., 4.75%, Due 12/1/13	17,250	802

Machinery - 0.28%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	3,500	434

Total Manufacturing		2,149

TRANSPORTATION - 0.17%
Other Transportation

Genesee & Wyoming, Inc., 5%, Due 10/01/2015	2,190	265

UTILITIES - 0.32%
Electric

NextEra Energy, Inc., 5.599%, Due 6/1/2015	8,500	489

Total Preferred Stocks (Cost $5,229)		5,721

CONVERTIBLE PREFERRED STOCKS - 0.56% (Cost $830)
FINANCE - 0.56%
Banks

Wells Fargo & Co., 7.5%, Due 12/31/2049	650	858

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 16.10%
Aerospace/Defense - 0.08%
Alliant Techsystems, Inc.,
3.00%, Due 8/15/2024	$107	118

Communications - 0.29%
Liberty Interactive LLC,
0.75%, Due 3/30/2043C E	425	442

Consumer Products - 0.15%
Jarden Corp.,
1.875%, Due 9/15/2018C	202	237

Electronics - 2.06%
Arris Group, Inc.,
2.00%, Due 11/15/2026	910	998
EnerSys, Inc.,
3.375%, Due 6/1/2038	670	853
General Cable Corp.,
4.50%, Due 11/15/2029	355	432
Lam Research Corp.,
0.50%, Due 5/15/2016	410	440
Linear Technology Corp.,
3.00%, Due 5/1/2027	400	422

		3,145

Gaming, Lodging & Leisure - 0.27%
MGM Resorts International,
4.25%, Due 4/15/2015	380	421

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Healthcare - Products - 0.89%
Hologic, Inc.,
2.00%, Due 12/15/2037F	$690	$789
Teleflex, Inc.,
3.875%, Due 8/1/2017	429	583

		1,372

Healthcare - Services - 0.83%
Molina Healthcare, Inc.,
1.125%, Due 1/15/2020C	420	445
WellPoint, Inc.,
2.75%, Due 10/15/2042C	695	828

		1,273

Home Builders - 0.77%
KB Home,
1.375%, Due 2/1/2019	200	232
Standard Pacific Corp.,
1.25%, Due 8/1/2032	715	956

		1,188

Information / Data Technology - 2.10%
EMC Corp.,
1.75%, Due 12/1/2013	434	611
Nuance Communications, Inc.,
2.75%, Due 8/15/2027	220	266
Salesforce.com, Inc.,
0.25%, Due 4/1/2018C	855	851
SanDisk Corp.,
1.50%, Due 8/15/2017	1,005	1,264
Take-Two Interactive Software, Inc.,
1.75%, Due 12/1/2016	200	223

		3,215

Insurance - 0.32%
Fidelity National Financial, Inc.,
4.25%, Due 8/15/2018	350	494

Investment Companies - 0.56%
Ares Capital Corp.,
5.75%, Due 2/1/2016	400	437
4.75%, Due 1/15/2018C	400	419

		856

Machinery - 0.27%
RTI International Metals, Inc.,
3.00%, Due 12/1/2015	370	415

Metals/Mining - 0.55%
Newmont Mining Corp.,
1.25%, Due 7/15/2014	760	797
Steel Dynamics, Inc.,
5.125%, Due 6/15/2014	39	43

		840

Oilfield Machinery/Service - 0.99%
Exterran Holdings, Inc.,
4.25%, Due 6/15/2014	330	415
Hornbeck Offshore Services, Inc.,
1.625%, Due 11/15/2026	390	410
Newpark Resources, Inc.,
4.00%, Due 10/1/2017	360	448
SEACOR Holdings, Inc.,
2.50%, Due 12/15/2027C	220	240

		1,513

Other Finance - 0.48%
Leucadia National Corp.,
3.75%, Due 4/15/2014	250	362

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Walter Investment Management Corp.,
4.50%, Due 11/1/2019	$350	$371

		733

Other Manufacturing - 1.20%
Danaher Corp.,
0.01%, Due 1/22/2021	245	434
Siemens AG,
1.05%, Due 8/16/2017	500	520
Trinity Industries, Inc.,
3.875%, Due 6/1/2036	750	890

		1,844

Other Service - 1.22%
Chemed Corp.,
1.875%, Due 5/15/2014	490	543
Omnicom Group, Inc.,
0.000%, Due 7/1/2038	400	476
priceline.com, Inc.,
1.00%, Due 3/15/2018	745	847

		1,866

Pharmaceuticals - 1.67%
Gilead Sciences, Inc.,
1.625%, Due 5/1/2016	595	1,335
Salix Pharmaceuticals Ltd.,
1.50%, Due 3/15/2019	760	822
The Medicines Co.,
1.375%, Due 6/1/2017C	300	410

		2,567

Software - 0.55%
Symantec Corp.,
1.00%, Due 6/15/2013	660	837

Telecom - 0.27%
Ixia,
3.00%, Due 12/15/2015	360	418

Textile/Apparel/Shoe - 0.58%
Iconix Brand Group, Inc.,
1.50%, Due 3/15/2018C	780	888

Total Convertible Obligations (Cost $22,387)		24,682

CORPORATE OBLIGATIONS - 33.50%
Aerospace/Defense - 0.51%
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	177
United Technologies Corp.,
6.125%, Due 7/15/2038	450	608

		785

Auto Manufacturing - 2.04%
American Honda Finance Corp.,
2.125%, Due 2/28/2017C	500	517
3.875%, Due 9/21/2020C	250	279
Daimler Finance North America LLC,
3.00%, Due 3/28/2016C E	150	157
2.95%, Due 1/11/2017C E	300	317
2.40%, Due 4/10/2017C E	450	466
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017E	300	323
5.875%, Due 8/2/2021E	350	408
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015C	650	659

		3,126

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Banks - 13.75%
Bank of America Corp.,
7.80%, Due 9/15/2016	$600	$703
7.625%, Due 6/1/2019	1,250	1,599
Bank One Corp.,
4.90%, Due 4/30/2015	250	266
Barclays Bank PLC,
3.90%, Due 4/7/2015	290	306
6.75%, Due 5/22/2019	650	814
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018E	925	1,152
BNP Paribas S.A.,
3.60%, Due 2/23/2016	280	297
Citigroup, Inc.,
1.214%, Due 4/1/2014F	6	6
0.576%, Due 11/5/2014F	300	299
8.50%, Due 5/22/2019	1,250	1,681
Danske Bank A/S,
1.327%, Due 4/14/2014C F	600	603
Deutsche Bank AG,
3.875%, Due 8/18/2014	275	286
Fifth Third Bancorp,
3.625%, Due 1/25/2016	275	294
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	527
6.25%, Due 9/1/2017	550	647
6.00%, Due 6/15/2020	835	1,006
ING Bank N.V.,
5.125%, Due 5/1/2015C	300	315
3.75%, Due 3/7/2017C	1,100	1,183
JPMorgan Chase & Co.,
0.610%, Due 6/13/2016F	375	368
5.50%, Due 10/15/2040	350	424
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015C	300	317
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	275	313
Morgan Stanley,
0.757%, Due 10/15/2015F	900	889
7.30%, Due 5/13/2019	530	664
5.625%, Due 9/23/2019	450	524
National Australia Bank Ltd.,
4.375%, Due 12/10/2020C	250	287
Nordea Bank AB,
4.875%, Due 1/27/2020C	250	290
PNC Funding Corp.,
4.375%, Due 8/11/2020	260	298
Societe Generale S.A.,
2.20%, Due 9/14/2013C	250	251
1.328%, Due 4/11/2014C F	1,200	1,206
Svenska Handelsbanken AB,
2.875%, Due 4/4/2017	650	691
UBS AG,
5.875%, Due 12/20/2017	552	657
Wachovia Corp.,
0.647%, Due 10/15/2016F	600	593
5.75%, Due 2/1/2018	1,100	1,313

		21,069

Beverage/Bottling - 0.55%
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	348
8.00%, Due 11/15/2039	100	162

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042C	$300	$345

		855

Cable/Broadcasting/Satellite - 2.22%
CBS Corp.,
3.375%, Due 3/1/2022	500	522
Comcast Corp.,
6.55%, Due 7/1/2039	400	543
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	145
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	758
Time Warner, Inc.,
4.875%, Due 3/15/2020	450	524
4.75%, Due 3/29/2021	325	377
Viacom, Inc.,
4.50%, Due 2/27/2042	550	537

		3,406

Chemicals - 0.21%
Dow Chemical Co.,
4.125%, Due 11/15/2021	300	327

Consumer Products - 0.10%
Kellogg Co.,
1.875%, Due 11/17/2016	150	154

Diversified Financial Services - 2.48%
General Electric Capital Corp.,
0.480%, Due 1/8/2016F	1,145	1,137
5.625%, Due 5/1/2018	250	297
6.00%, Due 8/7/2019	300	368
5.50%, Due 1/8/2020	650	781
HSBC Finance Corp.,
0.527%, Due 1/15/2014F	1,200	1,200

		3,783

Electric - 2.00%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	135	153
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	300	379
EDF S.A.,
4.60%, Due 1/27/2020C	300	341
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	646
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	181
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	406
Southern Co.,
1.95%, Due 9/1/2016	310	321
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	636

		3,063

Healthcare - Services - 0.27%
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	125	137
UnitedHealth Group, Inc.,
3.875%, Due 10/15/2020	250	278

		415

Information / Data Technology - 0.85%
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	255

		1,300

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.05%, Due 9/15/2022	$350	$356
Nuance Communications, Inc.,
2.75%, Due 11/1/2031	260	272
Xerox Corp.,
5.65%, Due 5/15/2013	75	75
8.25%, Due 5/15/2014	150	161
2.95%, Due 3/15/2017	175	181
Insurance - 1.75%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020E	250	302
American International Group, Inc.,
6.40%, Due 12/15/2020	775	970
4.875%, Due 6/1/2022	400	461
Lincoln National Corp.,
4.75%, Due 2/15/2014	105	108
MetLife, Inc.,
6.375%, Due 6/15/2034	400	524
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	250	322

		2,687

Machinery - 0.19%
Caterpillar Financial Services Corp.,
2.75%, Due 6/24/2015	280	293

Oil & Gas - 0.88%
Apache Corp.,
5.10%, Due 9/1/2040	130	144
BP Capital Markets PLC,
3.20%, Due 3/11/2016	280	299
Canadian Natural Resources Ltd.,
6.25%, Due 3/15/2038	275	342
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	309
EOG Resources, Inc.,
2.50%, Due 2/1/2016	250	262

		1,356

Other Finance - 0.29%
Nuveen Investments, Inc.,
9.125%, Due 10/15/2017C	200	214
9.50%, Due 10/15/2020C	220	237

		451

Pharmaceuticals - 0.30%
AbbVie, Inc.,
2.90%, Due 11/6/2022C	300	306
McKesson Corp.,
3.25%, Due 3/1/2016	140	150

		456

Pipelines - 0.12%
TransCanada PipeLines Ltd.,
6.10%, Due 6/1/2040	140	183

Railroad - 1.01%
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018E	325	390
5.75%, Due 5/1/2040E	140	173
Canadian National Railway Co.,
5.55%, Due 5/15/2018	250	300
CSX Corp.,
5.50%, Due 4/15/2041	250	297
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	325	390

		1,550

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Real Estate Investment Trusts - 0.28%
Simon Property Group LP,
10.35%, Due 4/1/2019G	$300	$436

Retail - 0.43%
CVS Caremark Corp.,
3.25%, Due 5/18/2015	140	147
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	514

		661

Telecom - 2.81%
America Movil SAB de CV,
6.375%, Due 3/1/2035	275	347
AT&T, Inc.,
5.50%, Due 2/1/2018	750	887
4.35%, Due 6/15/2045C	473	462
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042C	850	908
France Telecom S.A.,
2.125%, Due 9/16/2015	125	128
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	291
4.60%, Due 4/1/2021	340	392
6.90%, Due 4/15/2038	325	432
Vodafone Group PLC,
6.15%, Due 2/27/2037	375	462

		4,309

Tobacco - 0.23%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	345

Vehicle Parts - 0.23%
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	345

Total Corporate Obligations (Cost $46,157)		51,355

FOREIGN GOVERNMENT OBLIGATIONS - 0.37%
Oil & Gas - 0.37%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	210
Petroleos Mexicanos,
6.00%, Due 3/5/2020	300	361

Total Foreign Government Obligations (Cost $497)		571

ASSET-BACKED OBLIGATIONS - 2.33%
Ally Master Owner Trust,
0.849%, Due 6/15/2015, 2011-5 AF	650	650
1.21%, Due 6/15/2017, 2012 3 A2	1,800	1,816
Nissan Master Owner Trust Receivables,
0.669%, Due 5/15/2017, 2012 A AF	1,100	1,105

Total Asset-Backed Obligations (Cost $3,550)		3,571

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.76%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	191	191
5.634%, Due 4/10/2049, 2007-2 A2	99	101
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1C	612	659
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	805

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	$87	$88
3.853%, Due 6/15/2043, 2010-C1 A1C	517	546
4.388%, Due 2/15/2046, 2011-C3 A3C	650	735
5.910%, Due 2/12/2049, 2007-CB19 A4	400	463
5.629%, Due 2/12/2051, 2007-CB20 A2	49	49
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	450	514
Wachovia Bank Commercial Mortgage Trust,
5.919%, Due 6/15/2049, 2007-C32 A2	80	82

Total Non-Agency Mortgage Backed Obligations (Cost $3,919)		4,233

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.89%
Federal Home Loan Mortgage Corporation
5.00%, Due 2/1/2021	203	216
4.50%, Due 4/1/2021	206	220
5.00%, Due 9/1/2035	562	604
5.50%, Due 4/1/2037	156	168
5.00%, Due 3/1/2038	257	275
5.50%, Due 5/1/2038	221	238
0.599%, Due 12/15/2040F	817	820
4.00%, Due 1/1/2041	1,148	1,227
4.50%, Due 2/1/2041	1,121	1,203
3.50%, Due 6/1/2042	2,464	2,623

		7,594

Federal National Mortgage Association
3.50%, Due 1/1/2026	277	294
6.50%, Due 7/1/2032	126	144
5.50%, Due 6/1/2033	211	232
4.50%, Due 9/1/2034	113	123
5.50%, Due 12/1/2035	225	246
5.00%, Due 2/1/2036	187	203
5.50%, Due 4/1/2036	325	356
5.50%, Due 2/1/2037	216	235
6.00%, Due 9/1/2037	137	150
6.00%, Due 1/1/2038	208	228
4.50%, Due 1/1/2040	754	813
4.00%, Due 9/1/2040	565	605
4.00%, Due 1/1/2041	1,890	2,023

		5,652

Government National Mortgage Association
6.00%, Due 2/15/2033	351	406
5.50%, Due 4/15/2033	430	474
5.00%, Due 5/15/2033	284	314
1.692%, Due 11/16/2035, 2010-148 A	193	195
2.21%, Due 12/16/2035, 2011-31 A	2,401	2,453
2.989%, Due 3/16/2039, 2010-71 AC	267	274
2.17%, Due 4/16/2041, 2012 44 A	2,941	3,025
2.70%, Due 4/16/2043, 2011-109 AB	2,450	2,573
2.543%, Due 9/16/2044, 2011-96 AC	2,172	2,263
3.20%, Due 11/16/2044, 2011-92 B	2,900	3,140

		15,117

National Credit Union Administration
0.600%, Due 3/11/2020, 2011 R3 1AF	1,778	1,783
0.650%, Due 10/7/2020, 2010 R1 1AF	1,866	1,872

		3,655

Total U.S. Agency Mortgage Backed Obligations (Cost $30,793)		32,018

U.S. TREASURY OBLIGATIONS - 12.70%
2.50%, Due 3/31/2015	2,000	2,087

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
0.25%, Due 12/15/2015	$4,000	$3,997
0.875%, Due 1/31/2017	3,200	3,251
1.50%, Due 8/31/2018	2,000	2,080
3.625%, Due 2/15/2020	1,700	1,991
2.00%, Due 2/15/2022	1,200	1,251
6.25%, Due 8/15/2023	800	1,147
6.875%, Due 8/15/2025	250	385
5.25%, Due 11/15/2028	550	763
4.75%, Due 2/15/2037	420	573
4.50%, Due 8/15/2039	910	1,208
3.125%, Due 2/15/2042	700	735

Total U.S. Treasury Obligations (Cost $18,353)		19,468

	Shares
SHORT-TERM INVESTMENTS - 2.02% (Cost $3,096)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,095,619	3,096

TOTAL INVESTMENTS - 99.45% (Cost $140,635)		152,449
OTHER ASSETS, NET OF LIABILITIES - 0.55%		848

TOTAL NET ASSETS - 100.00%		$153,297

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $18,036 or 11.76% of net assets. The Fund has no right to demand registration of these securities.
D	Non-voting participating shares.
E	Limited Liability Company.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Limited Partnership.

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 47.68%
Consumer - 2.04%
Altria Group, Inc.,
9.70%, Due 11/10/2018	$127	$178
4.75%, Due 5/5/2021	390	448
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	380	456
8.00%, Due 11/15/2039	175	283
Coca-Cola Co., 0.75%, Due 11/15/2013	605	607
ConAgra Foods, Inc., 3.20%, Due 1/25/2023	420	429
Diageo Capital PLC, 1.50%, Due 5/11/2017	380	387
Kellogg Co., 1.875%, Due 11/17/2016	200	206
Kraft Foods Group, Inc., 1.625%, Due 6/4/2015	295	300
Molson Coors Brewing Co., 3.50%, Due 5/1/2022	140	148
PepsiCo, Inc.,
2.50%, Due 5/10/2016	805	846
2.75%, Due 3/1/2023	875	890
SABMiller Holdings, Inc.,
3.75%, Due 1/15/2022A	2,000	2,187
4.95%, Due 1/15/2042A	400	461

		7,826

Energy - 4.56%
Apache Corp., 5.10%, Due 9/1/2040	200	221
BP Capital Markets PLC,
4.50%, Due 10/1/2020	740	858
2.50%, Due 11/6/2022	895	892
BP Capital Markets PLC, 3.20%, Due 3/11/2016	400	427
Cameron International Corp., 6.375%, Due 7/15/2018	370	446
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	555	597
6.25%, Due 3/15/2038	360	447
ConocoPhillips, 6.65%, Due 7/15/2018	945	1,187
Devon Energy Corp., 4.75%, Due 5/15/2042	400	413
Energy Transfer Partners LP,
8.50%, Due 4/15/2014B	485	519
9.00%, Due 4/15/2019B	525	701
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039C	615	753
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	446
Halliburton Co., 3.25%, Due 11/15/2021	580	627
Husky Energy, Inc.,
5.90%, Due 6/15/2014	500	528
3.95%, Due 4/15/2022	690	748
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	564
ONEOK Partners LP, 6.125%, Due 2/1/2041B	800	979
Phillips 66,
1.95%, Due 3/5/2015	380	388
4.30%, Due 4/1/2022	750	837
Pride International, Inc., 6.875%, Due 8/15/2020	460	585
Shell International Finance BV, 0.625%, Due 12/4/2015	1,535	1,542
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014C	320	340
5.65%, Due 3/1/2020C	595	709
Spectra Energy Partners LP, 4.60%, Due 6/15/2021B	235	255
The Williams Cos., Inc., 3.70%, Due 1/15/2023	310	313
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	395	586
6.10%, Due 6/1/2040	290	378
Valero Energy Corp., 9.375%, Due 3/15/2019	170	234

		17,520

Finance - 19.73%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020C	400	483
American Express Co., 4.05%, Due 12/3/2042	438	437

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
American Express Credit Corp., 1.75%, Due 6/12/2015	$1,405	$1,436
American International Group, Inc.,
6.40%, Due 12/15/2020	800	1,001
4.875%, Due 6/1/2022	1,000	1,152
Bank of America Corp.,
7.80%, Due 9/15/2016	700	820
7.625%, Due 6/1/2019	1,695	2,170
5.70%, Due 1/24/2022	2,000	2,384
Bank of New York Mellon Corp., 2.30%, Due 7/28/2016	920	965
Bank of Nova Scotia, 0.75%, Due 10/9/2015	910	910
Bank One Corp., 4.90%, Due 4/30/2015	500	533
Barclays Bank PLC,
3.90%, Due 4/7/2015	380	401
6.75%, Due 5/22/2019	650	814
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018C	3,295	4,102
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	425
Boston Properties LP, 3.125%, Due 9/1/2023B	410	416
Canadian Imperial Bank of Commerce, 2.35%, Due 12/11/2015	850	885
Capital One Financial Corp., 2.15%, Due 3/23/2015	1,075	1,098
Citigroup, Inc.,
1.214%, Due 4/1/2014D	8	8
0.576%, Due 11/5/2014D	380	379
6.01%, Due 1/15/2015	570	618
4.45%, Due 1/10/2017	1,000	1,106
8.50%, Due 5/22/2019	2,645	3,558
5.875%, Due 1/30/2042	500	627
CNA Financial Corp., 7.35%, Due 11/15/2019	660	841
Danske Bank A/S, 1.327%, Due 4/14/2014A D	780	784
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	416
ERP Operating LP, 3.00%, Due 4/15/2023B	290	293
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	428
General Electric Capital Corp.,
0.480%, Due 1/8/2016D	1,300	1,291
5.625%, Due 5/1/2018	375	446
6.00%, Due 8/7/2019	350	429
5.50%, Due 1/8/2020	2,020	2,429
5.30%, Due 2/11/2021	390	453
5.875%, Due 1/14/2038	570	691
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	887
6.25%, Due 9/1/2017	800	941
5.95%, Due 1/18/2018	935	1,092
6.00%, Due 6/15/2020	990	1,193
5.75%, Due 1/24/2022	500	597
HCP, Inc., 5.375%, Due 2/1/2021	500	593
Health Care REIT, Inc.,
3.625%, Due 3/15/2016E	565	601
5.25%, Due 1/15/2022E	495	575
HSBC Finance Corp., 0.527%, Due 1/15/2014D	1,250	1,249
ING Bank N.V.,
5.125%, Due 5/1/2015A	250	262
3.75%, Due 3/7/2017A	1,500	1,613
JPMorgan Chase & Co.,
0.610%, Due 6/13/2016D	480	472
3.15%, Due 7/5/2016	1,000	1,063
5.50%, Due 10/15/2040	425	515
KeyCorp, 5.10%, Due 3/24/2021	385	455
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021A	390	433
Lincoln National Corp., 4.75%, Due 2/15/2014	50	52
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015A	375	396
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	940	1,106
6.50%, Due 7/15/2018	520	623

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	$360	$410
MetLife, Inc., 6.375%, Due 6/15/2034	500	655
Morgan Stanley,
1.875%, Due 1/24/2014D	2,000	2,015
0.757%, Due 10/15/2015D	1,180	1,165
1.75%, Due 2/25/2016	590	594
7.30%, Due 5/13/2019	370	463
5.625%, Due 9/23/2019	600	699
3.75%, Due 2/25/2023	590	612
National Australia Bank Ltd., 4.375%, Due 12/10/2020A	425	488
Nordea Bank AB, 4.875%, Due 1/27/2020A	450	521
PNC Funding Corp.,
4.25%, Due 9/21/2015	670	725
4.375%, Due 8/11/2020	410	469
3.30%, Due 3/8/2022	515	541
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	580
Rabobank Nederland, 2.125%, Due 10/13/2015	640	661
Royal Bank of Canada,
1.15%, Due 3/13/2015	375	380
0.625%, Due 12/5/2016	1,595	1,596
Simon Property Group LP,
6.125%, Due 5/30/2018B	895	1,097
10.35%, Due 4/1/2019B	375	545
Societe Generale S.A.,
2.20%, Due 9/14/2013A	450	452
1.328%, Due 4/11/2014AD	900	905
State Street Corp., 2.875%, Due 3/7/2016	1,200	1,277
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	985	1,057
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	851
UBS AG, 5.875%, Due 12/20/2017	1,163	1,384
US Bancorp, 1.65%, Due 5/15/2017	795	814
Wachovia Corp.,
0.647%, Due 10/15/2016D	750	741
5.75%, Due 2/1/2018	3,075	3,670
Willis North America, Inc., 6.20%, Due 3/28/2017	455	521

		75,835

Manufacturing - 7.28%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	410	423
Altera Corp., 1.75%, Due 5/15/2017	280	286
American Honda Finance Corp.,
2.125%, Due 2/28/2017A	1,000	1,036
3.875%, Due 9/21/2020A	500	558
Analog Devices, Inc., 3.00%, Due 4/15/2016	460	487
Apple Inc., 2.40%, Due 5/3/2023	1,095	1,094
Applied Materials, Inc., 2.65%, Due 6/15/2016	545	574
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	445
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	535	542
2.75%, Due 6/24/2015	380	397
1.625%, Due 6/1/2017	740	756
Cooper US, Inc.,
6.10%, Due 7/1/2017	600	712
3.875%, Due 12/15/2020	505	554
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A C	190	199
2.95%, Due 1/11/2017A C	2,400	2,535
Dow Chemical Co.,
4.25%, Due 11/15/2020	255	283
4.125%, Due 11/15/2021	400	436
Eaton Corp PLC, 5.60%, Due 5/15/2018	380	448
EI du Pont de Nemours & Co., 2.80%, Due 2/15/2023	590	606

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017C	$700	$754
5.875%, Due 8/2/2021C	600	700
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	435
4.05%, Due 9/15/2022	350	356
Intel Corp.,
1.35%, Due 12/15/2017	600	604
3.30%, Due 10/1/2021	515	548
John Deere Capital Corp.,
0.95%, Due 6/29/2015	325	328
1.30%, Due 3/12/2018	700	705
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	1,275	1,288
5.00%, Due 3/30/2020	480	552
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	955	1,148
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	236
Oracle Corp., 1.20%, Due 10/15/2017	720	724
Precision Castparts Corp., 0.70%, Due 12/20/2015	455	456
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	640	670
Teck Resources Ltd., 6.00%, Due 8/15/2040	355	373
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	1,190	1,234
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	575	582
6.55%, Due 10/1/2017	550	659
United Technologies Corp.,
1.80%, Due 6/1/2017	1,130	1,167
6.125%, Due 7/15/2038	600	810
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015A	850	863
Xerox Corp.,
5.65%, Due 5/15/2013	50	50
8.25%, Due 5/15/2014	190	204
2.95%, Due 3/15/2017	175	181

		27,998

Service - 6.99%
AbbVie, Inc.,
1.20%, Due 11/6/2015A	570	575
2.90%, Due 11/6/2022A	815	832
Baxter International, Inc., 1.85%, Due 1/15/2017	410	422
Becton Dickinson and Co., 3.25%, Due 11/12/2020	650	701
Cardinal Health, Inc., 3.20%, Due 3/15/2023	590	600
CBS Corp., 3.375%, Due 3/1/2022	1,000	1,043
Comcast Corp.,
5.875%, Due 2/15/2018	1,090	1,320
6.55%, Due 7/1/2039	800	1,085
Covidien International Finance S.A., 2.80%, Due 6/15/2015	845	882
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	200
DIRECTV Holdings LLC.,
1.75%, Due 1/15/2018C	650	650
6.35%, Due 3/15/2040C	295	345
eBay, Inc., 1.35%, Due 7/15/2017	515	522
Genzyme Corp., 5.00%, Due 6/15/2020	235	281
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	875	899
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017	1,305	1,330
Home Depot, Inc., 2.70%, Due 4/1/2023	290	295
Humana, Inc., 3.15%, Due 12/1/2022	775	779
McKesson Corp., 3.25%, Due 3/1/2016	200	214
Medtronic, Inc., 3.00%, Due 3/15/2015	1,580	1,652
Novartis Capital Corp., 2.90%, Due 4/24/2015	980	1,026
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	247
Sanofi,
1.25%, Due 4/10/2018	900	903
4.00%, Due 3/29/2021	320	363

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
St Jude Medical, Inc., 2.50%, Due 1/15/2016	$645	$670
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	735	770
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	261
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	1,300	1,517
6.75%, Due 7/1/2018	540	671
4.50%, Due 9/15/2042	500	476
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,269
4.75%, Due 3/29/2021	350	406
UnitedHealth Group, Inc.,
5.375%, Due 3/15/2016	430	484
3.875%, Due 10/15/2020	425	472
3.95%, Due 10/15/2042	290	284
Viacom, Inc., 4.50%, Due 2/27/2042	500	488
Walgreen Co., 3.10%, Due 9/15/2022	300	305
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	588
WellPoint, Inc., 4.35%, Due 8/15/2020	945	1,066

		26,893

Telecommunications - 3.34%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	474
AT&T, Inc.,
0.80%, Due 12/1/2015	910	909
5.50%, Due 2/1/2018	975	1,152
5.35%, Due 9/1/2040	508	574
5.55%, Due 8/15/2041	1,000	1,153
4.35%, Due 6/15/2045A	448	437
Cellco Partnership, 8.50%, Due 11/15/2018	485	650
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042A	850	908
France Telecom S.A.,
4.375%, Due 7/8/2014	385	401
2.125%, Due 9/16/2015	225	231
Rogers Communications, Inc., 5.50%, Due 3/15/2014	755	787
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	890	902
5.50%, Due 4/1/2017	500	582
4.60%, Due 4/1/2021	780	900
3.50%, Due 11/1/2021	350	372
6.90%, Due 4/15/2038	500	665
Vodafone Group PLC,
1.625%, Due 3/20/2017	815	825
6.15%, Due 2/27/2037	760	935

		12,857

Transportation - 0.81%
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018C	600	721
7.95%, Due 8/15/2030C	375	535
5.75%, Due 5/1/2040C	190	235
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	480
CSX Corp., 5.50%, Due 4/15/2041	425	504
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	360
United Parcel Service, Inc., 1.125%, Due 10/1/2017	285	288

		3,123

Utilities - 2.93%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	216
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	443
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	519
EDF S.A., 4.60%, Due 1/27/2020A	580	659
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019C	500	574
6.25%, Due 10/1/2039C	365	440
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,290

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	$465	$467
5.45%, Due 4/10/2017	500	583
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	150	155
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	522
4.40%, Due 1/15/2021	1,000	1,131
Sempra Energy, 6.50%, Due 6/1/2016	565	657
Southern Co., 1.95%, Due 9/1/2016	380	393
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	848
Union Electric Co., 6.70%, Due 2/1/2019	510	643
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	212
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,529

		11,281

Total Corporate Obligations (Cost $170,651)		183,333

FOREIGN GOVERNMENT OBLIGATIONS - 0.51%
Energy - 0.51%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	300	315
3.50%, Due 2/6/2017	340	354
5.375%, Due 1/27/2021	500	551
6.875%, Due 1/20/2040	245	293
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	452

Total Foreign Government Obligations (Cost $1,808)		1,965

ASSET-BACKED OBLIGATIONS - 2.66%
Ally Master Owner Trust,
0.849%, Due 6/15/2015, 2011-5 AD	750	750
1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,531
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	108	108
2.04%, Due 10/17/2016, 2011-A A4	470	480
0.94%, Due 5/15/2017, 2012 A A3	830	833
Ford Credit Auto Lease Trust, 0.60%, Due 3/15/2016, 2013-A A3	550	551
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	113	114
Nissan Auto Lease Trust, 0.58%, Due 11/16/2015, 2012 B A3	1,155	1,158
Nissan Master Owner Trust Receivables, 0.669%, Due 5/15/2017, 2012 A AD	1,700	1,707
Volkswagen Auto Loan Enhanced Trust, 0.87%, Due 7/20/2015, 2012 A A3	985	990

Total Asset-Backed Obligations (Cost $10,168)		10,222

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.21%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	269	269
5.634%, Due 4/10/2049, 2007-2 A2	129	132
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	891
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,451
4.831%, Due 7/11/2042, 2004-PWR5 A4	305	308
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1A	509	548
3.849%, Due 12/10/2043, 2010-C2 A1A	753	812
3.645%, Due 3/10/2044, 2011-GC3 A2A	750	805
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	122	123
3.853%, Due 6/15/2043, 2010-C1 A1A	705	745
4.388%, Due 2/15/2046, 2011-C3 A3A	800	905
4.625%, Due 3/15/2046, 2005-LDP1 A2	59	60
5.910%, Due 2/12/2049, 2007-CB19 A4	550	636
5.629%, Due 2/12/2051, 2007-CB20 A2	67	67

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	$550	$628
Wachovia Bank Commercial Mortgage Trust, 5.919%, Due 6/15/2049, 2007-C32 A2	126	130

Total Non-Agency Mortgage-Backed Obligations (Cost $7,640)		8,510

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 28.84%
Federal Home Loan Mortgage Corporation - 6.24%
4.50%, Due 3/1/2019	122	130
5.00%, Due 10/1/2020	297	316
5.00%, Due 8/1/2033	183	198
5.50%, Due 2/1/2034	245	266
6.00%, Due 8/1/2034	127	140
5.00%, Due 8/1/2035	111	120
5.00%, Due 9/1/2035	281	302
5.50%, Due 4/1/2037	156	168
5.00%, Due 3/1/2038	189	203
5.50%, Due 5/1/2038	276	298
5.50%, Due 6/1/2038	175	189
4.00%, Due 10/1/2039	3,637	3,884
5.00%, Due 4/1/2040	2,431	2,656
4.50%, Due 8/1/2040	1,716	1,838
0.599%, Due 12/15/2040D	1,090	1,093
4.00%, Due 1/1/2041	1,084	1,158
4.50%, Due 2/1/2041	841	903
3.50%, Due 3/1/2042	876	938
3.50%, Due 6/1/2042	4,107	4,370
3.00%, Due 8/1/2042	4,622	4,819

		23,989

Federal National Mortgage Association - 13.92%
6.50%, Due 2/1/2017	49	52
5.00%, Due 12/1/2017	160	172
4.50%, Due 9/1/2018	348	374
4.00%, Due 8/1/2020	72	78
3.50%, Due 1/1/2026	332	353
4.00%, Due 5/1/2026	237	253
3.00%, Due 11/1/2027	1,479	1,579
3.50%, Due 1/1/2028	3,158	3,370
5.00%, Due 3/1/2034	246	268
5.50%, Due 6/1/2034	150	165
4.50%, Due 9/1/2034	76	82
5.50%, Due 2/1/2035	278	305
5.00%, Due 5/1/2035	3,588	3,899
5.00%, Due 11/1/2035	247	268
5.50%, Due 12/1/2035	173	189
5.00%, Due 2/1/2036	187	203
5.50%, Due 4/1/2036	407	445
6.00%, Due 9/1/2036	81	89
6.50%, Due 12/1/2036	183	205
5.50%, Due 2/1/2037	216	235
6.00%, Due 9/1/2037	205	225
6.00%, Due 1/1/2038	333	365
5.50%, Due 3/1/2038	461	510
5.00%, Due 4/1/2038	194	210
5.50%, Due 6/1/2038	148	161
4.50%, Due 1/1/2040	1,676	1,807
5.00%, Due 5/1/2040	2,249	2,479
4.50%, Due 8/1/2040	1,194	1,289
4.00%, Due 9/1/2040	1,083	1,159
4.00%, Due 12/1/2040	4,527	4,911
4.00%, Due 1/1/2041	1,260	1,349
4.00%, Due 2/1/2041	3,427	3,754
4.50%, Due 4/1/2041	5,432	5,961
4.50%, Due 5/1/2041	1,466	1,615
4.50%, Due 8/1/2041	1,553	1,704

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 9/1/2041	$2,903	$3,109
4.00%, Due 10/1/2041	2,834	3,074
4.50%, Due 10/1/2041	1,168	1,284
4.00%, Due 11/1/2041	907	983
3.50%, Due 2/1/2042	2,496	2,675
4.00%, Due 4/1/2042	744	817
3.50%, Due 9/1/2042	1,026	1,096
4.00%, Due 11/1/2042	390	423

		53,544

Government National Mortgage Association - 7.44%
6.50%, Due 3/15/2028	156	181
6.00%, Due 4/15/2031	177	201
5.50%, Due 2/20/2034	200	222
2.012%, Due 7/16/2035 2011-144 AB	1,761	1,801
1.692%, Due 11/16/2035 2010-148 A	277	280
2.174%, Due 7/16/2038 2011-147 A	2,905	3,008
6.00%, Due 10/15/2038	792	895
2.989%, Due 3/16/2039 2010-71 AC	384	394
5.50%, Due 2/15/2040	621	679
4.50%, Due 10/20/2040	1,185	1,320
2.17%, Due 4/16/2041 2012 44 A	5,882	6,051
5.00%, Due 9/20/2041	726	803
1.732%, Due 5/16/2042 2012 70 A	3,435	3,494
3.50%, Due 3/15/2043	1,760	1,920
2.70%, Due 4/16/2043 2011-109 AB	2,450	2,573
2.543%, Due 9/16/2044 2011-96 AC	1,770	1,844
3.20%, Due 11/16/2044 2011-92 B	2,700	2,924

		28,590

National Credit Union Administration - 1.24%
0.600%, Due 3/11/2020 2011 R3 1AD	2,780	2,788
0.650%, Due 10/7/2020 2010 R1 1AD	1,990	1,997

		4,785

Total U.S. Agency Mortgage-Backed Obligations (Cost $108,132)		110,908

U.S. TREASURY OBLIGATIONS - 16.82%
2.625%, Due 7/31/2014	1,000	1,031
2.125%, Due 11/30/2014	4,500	4,638
2.50%, Due 3/31/2015	4,000	4,175
0.25%, Due 12/15/2015	4,000	3,997
2.00%, Due 4/30/2016	290	305
3.125%, Due 10/31/2016	4,400	4,817
0.875%, Due 1/31/2017	10,590	10,757
1.50%, Due 8/31/2018	4,000	4,159
3.625%, Due 2/15/2020	500	585
2.125%, Due 8/15/2021	1,200	1,270
2.00%, Due 11/15/2021	7,900	8,257
2.00%, Due 2/15/2022	5,660	5,900
6.25%, Due 8/15/2023	1,400	2,008
6.875%, Due 8/15/2025	770	1,187
5.25%, Due 11/15/2028	750	1,041
4.75%, Due 2/15/2037	800	1,092
4.50%, Due 8/15/2039	1,010	1,341
3.125%, Due 11/15/2041	5,710	6,004
3.125%, Due 2/15/2042	2,000	2,101

Total U.S. Treasury Obligations (Cost $62,728)		64,665

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 1.73% (Cost $6,634)
JPMorgan U.S. Government Money Market Fund, Capital Class	6,634,133	$6,634
TOTAL INVESTMENTS - 100.45% (Cost $367,761)		$386,237
LIABILITIES, NET OF OTHER ASSETS - (0.45%)		(1,711)

TOTAL NET ASSETS - 100.00%		$384,526

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $20,919 or 5.44% of net assets. The Fund has no right to demand registration of these securities.

B	Limited Partnership.

C	Limited Liability Company.

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 48.82%
Consumer - 3.37%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,020
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015A	1,000	1,019
SABMiller PLC, 6.50%, Due 7/1/2016A	1,725	2,013

		5,052

Energy - 0.69%
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014A	1,000	1,038

Finance - 25.45%
ABN AMRO Bank N.V.,
2.072%, Due 1/30/2014A B	2,000	2,021
1.375%, Due 1/22/2016A	1,000	1,002
American Express Co., 7.25%, Due 5/20/2014	1,000	1,069
American International Group, Inc.,
3.65%, Due 1/15/2014	2,000	2,042
4.25%, Due 9/15/2014	600	628
Bank of America Corp.,
0.610%, Due 9/15/2014B	1,290	1,287
1.104%, Due 3/22/2016	2,000	1,998
Citigroup, Inc.,
1.214%, Due 4/1/2014B	19	19
0.576%, Due 11/5/2014B	2,573	2,565
Danske Bank A/S, 1.327%, Due 4/14/2014A B	3,000	3,015
Goldman Sachs Group, Inc.,
4.75%, Due 7/15/2013	2,000	2,018
5.125%, Due 1/15/2015	1,000	1,069
0.702%, Due 7/22/2015B	1,000	995
HSBC Finance Corp., 0.527%, Due 1/15/2014B	2,050	2,049
ING Bank N.V., 1.681%, Due 6/9/2014A C	3,000	3,031
Lloyds TSB Bank PLC, 2.652%, Due 1/24/2014B	2,000	2,030
MetLife Institutional Funding II, 1.205%, Due 4/4/2014A B	3,000	3,023
Monumental Global Funding III, 0.504%, Due 1/15/2014A B	1,000	1,001
Morgan Stanley, 0.757%, Due 10/15/2015B	3,000	2,962
Societe Generale S.A., 1.328%, Due 4/11/2014A B	2,000	2,010
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014A	1,500	1,573
Wachovia Bank NA, 0.678%, Due 11/3/2014B	779	780

		38,187

Manufacturing - 10.68%
American Honda Finance Corp.,
1.45%, Due 2/27/2015A	2,000	2,028
1.00%, Due 8/11/2015A	2,000	2,012
Daimler Finance North America LLC,
0.92%, Due 3/28/2014A B D	2,000	2,004
2.30%, Due 1/9/2015A D	1,000	1,021
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017D	1,000	1,077
Hewlett-Packard Co., 0.687%, Due 5/30/2014B	1,000	997
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	505
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015A	1,000	1,063
Volkswagen International Finance N.V.,
0.918%, Due 4/1/2014A B	2,000	2,004
1.15%, Due 11/20/2015A	3,000	3,023
Xerox Corp., 5.65%, Due 5/15/2013	300	300

		16,034

Service - 6.04%
AbbVie, Inc., 1.20%, Due 11/6/2015A	5,000	5,039
McKesson Corp., 0.95%, Due 12/4/2015	1,000	1,005
Quest Diagnostics, Inc., 1.134%, Due 3/24/2014B	1,000	1,005
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,015

		9,064

Telecommunications - 0.69%
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,041

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Transportation - 0.71%
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	$1,000	$1,072

Utilities - 1.19%
EDF S.A., 5.50%, Due 1/26/2014A	1,000	1,036
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	754

		1,790

Total Corporate Obligations (Cost $72,369)		73,278

ASSET-BACKED OBLIGATIONS - 17.21%
Ally Master Owner Trust,
0.833%, Due 5/15/2016, 2011-3 A1B	2,000	2,008
1.003%, Due 9/15/2016, 2011-4 A1B	4,000	4,027
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	2,250	2,256
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	2,000	2,008
Ford Credit Floorplan Master Owner Trust,
0.803%, Due 2/15/2016, 2011-1 A2B	2,000	2,007
0.85%, Due 1/15/2018, 2013-1 A1	1,000	1,001
GE Dealer Floorplan Master Note Trust, 0.803%, Due 7/20/2016, 2011-1 AB	2,500	2,516
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1A A3A D	579	581
GE Equipment Transportation LLC,
1.00%, Due 10/20/2014, 2011-1 A3D	902	903
0.62%, Due 7/25/2016, 2012-2 A3D	2,500	2,500
Nissan Master Owner Trust Receivables, 0.503%, Due 2/15/2018, 2013-A AB	3,000	3,000
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	1,000	1,005
0.85%, Due 8/22/2016, 2012-1 A3	2,000	2,011

Total Asset-Backed Obligations (Cost $25,730)		25,823

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.75%
Banc of America Commercial Mortgage Trust, 5.634%, Due 4/10/2049, 2007-2 A2	122	124
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AA	1,500	1,517
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	940	993

Total Non-Agency Mortgage-Backed Obligations (Cost $2,570)		2,634

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 26.45%
Government National Mortgage Association - 17.97%
1.864%, Due 8/16/2031 2010-141 A	1,475	1,488
2.239%, Due 12/16/2031 2011-1 A	1,380	1,397
2.45%, Due 7/16/2032 2011-109 A	2,628	2,676
2.25%, Due 5/16/2033 2011-92 A	2,932	2,984
2.25%, Due 8/16/2034 2011-78 A	2,148	2,193
2.21%, Due 11/16/2034 2011-16 A	2,623	2,673
1.692%, Due 11/16/2035 2010-148 A	1,845	1,865
2.21%, Due 12/16/2035 2011-31 A	2,572	2,628
2.782%, Due 6/16/2036 2010-13 AD	1,360	1,407
3.069%, Due 6/16/2036 2010-52 A	1,363	1,409
2.161%, Due 11/16/2036 2011-96 AB	2,105	2,150
2.45%, Due 7/16/2038 2011-49 A	2,551	2,636
2.989%, Due 3/16/2039 2010-71 AC	667	685
3.210%, Due 10/16/2039 2010-22 AB	755	780

		26,971

National Credit Union Administration - 8.48%
0.653%, Due 1/8/2020 2011 R1 1AB	5,385	5,401
0.603%, Due 2/6/2020 2011 R2 1AB	1,425	1,431
0.600%, Due 3/11/2020 2011 R3 1AB	5,511	5,529
1.84%, Due 10/7/2020 2010- R1 2A	368	373

		12,734

Total U.S. Agency Mortgage-Backed Obligations (Cost $39,426)		39,705

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS - 4.09%
2.125%, Due 11/30/2014	$1,000	$1,031
1.00%, Due 10/31/2016	5,000	5,104

Total U.S. Treasury Obligations (Cost $6,107)		6,135

	Shares
SHORT-TERM INVESTMENTS - 0.44% (Cost $664)
JPMorgan U.S. Government Money Market Fund, Capital Class	664,031	664

TOTAL INVESTMENTS - 98.76% (Cost $146,866)		148,239
OTHER ASSETS, NET OF LIABILITIES - 1.24%		1,848

TOTAL NET ASSETS - 100.00%		$150,087

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $43,067 or 28.70% of net assets. The Fund has no right to demand registration of these securities.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Variable rate.
D	Limited Liability Company.
E	Real Estate Investment Trust.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2013 (Unaudited) (in thousands except share and per share amounts)

	High Yield Bond Fund	Retirement Income and Appreciation Fund		Intermediate Bond Fund		Short-Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair valueA	$190,427		$152,449		$386,237		$148,239
Receivable for investments sold	1,944		502		2,125		—
Dividends and interest receivable	3,245		905		2,453		473
Receivable for fund shares sold	567		161		172		1,586
Receivable for tax reclaims	6		5		7		—
Receivable for expense reimbursement (Note 2)	1		—		—		2
Prepaid expenses	34		22		37		27

Total assets	196,224		154,044		391,031		150,327

Liabilities:
Payable for investments purchased	2,525		297		4,602		—
Payable for fund shares redeemed	208		219		1,742		156
Dividends payable	29		1		7		4
Management and investment advisory fees payable	214		140		63		24
Administrative service and service fees payable	25		58		19		13
Transfer agent fees payable	12		1		3		12
Custody and fund accounting fees payable	3		2		6		2
Professional fees payable	17		14		21		13
Trustee fees payable	1		3		6		6
Payable for prospectus and shareholder reports	3		12		33		9
Other liabilities	1		—		3		1

Total liabilities	3,038		747		6,505		240

Net Assets	$193,186		$153,297		$384,526		$150,087

Analysis of Net Assets:
Paid-in-capital	186,857		140,215		363,031		157,148
Undistributed net investment income	150		(446)		2,001		(355)
Accumulated net realized gain (loss)	(1,191)		1,715		1,018		(8,079)
Unrealized appreciation of investments	7,370		11,813		18,476		1,373

Net assets	$193,186		$153,297		$384,526		$150,087

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	5,852,670		N/A		34,135,473		15,403,712

Y Class	121,018		103,780		162,554		138,157

Investor Class	897,023		13,282,725		274,631		1,240,062

A Class	108,372		96,711		53,186		301,270

C Class	221,511		185,663		99,251		57,686

AMR Class	13,231,391		N/A		N/A		N/A

Net assets (not in thousands):
Institutional Class	$55,325,795	$	N/A		$377,998,929		$134,870,871

Y Class	$1,145,891		$1,163,761		$1,806,667		$1,211,894

Investor Class	$8,483,789		$148,953,478		$3,035,828		$10,861,395

A Class	$1,026,258		$1,088,062		$587,734		$2,637,316

C Class	$2,092,483		$2,091,720		$1,097,090		$505,397

AMR Class	$125,111,339	$	N/A	$	N/A	$	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$9.45		N/A		$11.07		$8.76

Y Class	$9.47		$11.21		$11.11		$8.77

Investor Class	$9.46		$11.21		$11.05		$8.76

A Class	$9.47		$11.25		$11.05		$8.75

A Class (offering price)	$9.94		$11.54		$11.60		$8.97

C Class	$9.45		$11.27		$11.05		$8.76

AMR Class	$9.46		N/A		N/A		N/A

A Cost of investments in unaffiliated securities	$183,056		$140,635		$367,761		$146,866

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited) (in thousands)

	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Investment Income:
Dividend income from unaffiliated securities	$73	$239	$—	$1
Interest income	5,757	2,021	5,023	1,263
Miscellaneous Income	71	—	—	—

Total investment income	5,901	2,260	5,023	1,264

Expenses:
Management and investment advisory fees (Note 2)	340	250	395	189
Administrative service fees (Note 2):
Institutional Class	83	—	97	54
Y Class	1	3	5	2
Investor Class	13	227	8	18
A Class	2	6	1	5
C Class	5	4	2	1
AMR Class	24	—	—	—
Transfer agent fees:
Institutional Class	4	—	7	4
Investor Class	1	4	1	3
AMR Class	2	—	—	—
Custody and fund accounting fees	14	11	24	12
Professional fees	27	23	27	24
Registration fees and expenses	28	31	30	36
Service fees (Note 2):
Y Class	1	1	2	1
Investor Class	10	284	7	15
A Class	1	2	—	2
C Class	2	2	1	—
Distribution fees (Note 2):
A Class	1	4	1	3
C Class	11	10	6	2
Prospectus and shareholder report expenses	15	9	25	15
Trustee fees	6	5	15	7
Other expenses	5	4	9	4

Total expenses	596	880	663	397

Net fees waived and expenses reimbursed (Note 2)	(8)	(2)	(3)	(11)

Net expenses	588	878	660	386

Net investment income	5,313	1,382	4,363	878

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	1,492	2,076	1,662	468
Change in net unrealized appreciation or (depreciation) of:
Investments	4,787	586	(3,380)	(536)

Net gain (loss) from investments	6,279	2,662	(1,718)	(68)

Net increase in net assets resulting from operations	$11,592	$4,044	$2,645	$810

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	High Yield Bond Fund		Retirement Income and Appreciation Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,313	$10,389	$1,382	$3,095
Net realized gain (loss) from investments	1,492	(160)	2,076	1,443
Change in net unrealized appreciation or (depreciation) from investments	4,787	5,699	586	4,158

Net increase in net assets resulting from operations	11,592	15,928	4,044	8,696

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,579)	(3,258)	—	—
Y Class	(30)	(5)	(27)	(35)
Investor Class	(264)	(611)	(2,010)	(3,447)
A Class	(29)	(26)	(33)	(24)
C Class	(64)	(91)	(14)	(22)
AMR Class	(3,332)	(6,414)	—	—
Net realized gain from investments:
Y Class	—	—	(14)	(4)
Investor Class	—	—	(969)	(745)
A Class	—	—	(8)	(5)
C Class	—	—	(12)	(9)

Net distributions to shareholders	(5,298)	(10,405)	(3,087)	(4,291)

Capital Share Transactions:
Proceeds from sales of shares	61,568	64,873	16,782	40,957
Reinvestment of dividends and distributions	5,093	9,772	3,067	4,260
Cost of shares redeemed	(20,141)	(62,336)	(36,739)	(30,703)
Redemption fees	9	48	—	—

Net increase (decrease) in net assets from capital share transactions	46,529	12,357	(16,890)	14,514

Net increase (decrease) in net assets	52,823	17,881	(15,933)	18,919

Net Assets:
Beginning of period	140,363	122,482	169,230	150,311

End of Period *	$193,186	$140,363	$153,297	$169,230

* Includes undistributed net investment income (loss) of	$150	$141	$446	$(248)

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Intermediate Bond Fund		Short-Term Bond Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,363	$9,894	$878	$2,585
Net realized gain from investments	1,662	7,693	468	281
Change in net unrealized appreciation or (depreciation) from investments	(3,380)	8,819	(536)	1,785

Net increase in net assets resulting from operations	2,645	26,406	810	4,651

Distributions to Shareholders:
Net investment income:
Institutional Class	(4,871)	(10,971)	(1,292)	(2,943)
Y Class	(36)	(2)	(8)	(5)
Investor Class	(56)	(218)	(74)	(273)
A Class	(6)	(17)	(11)	(49)
C Class	(6)	(8)	(1)	(3)
Net realized gain from investments:
Institutional Class	(4,740)	(2,259)	—	—
Y Class	(55)	—	—	—
Investor Class	(75)	(16)	—	—
A Class	(7)	(3)	—	—
C Class	(14)	(2)	—	—

Net distributions to shareholders	(9,866)	(13,496)	(1,386)	(3,273)

Capital Share Transactions:
Proceeds from sales of shares	54,855	479,335	58,870	112,457
Reinvestment of dividends and distributions	9,747	13,407	1,365	3,213
Cost of shares redeemed	(74,576)	(383,824)	(144,920)	(67,338)

Net increase (decrease) in net assets from capital share transactions	(9,974)	108,918	(84,685)	48,332

Net increase (decrease) in net assets	(17,195)	121,828	(85,261)	49,711

Net Assets:
Beginning of period	401,721	279,893	235,348	185,637

End of Period *	$384,526	$401,721	$150,087	$235,348

* Includes undistributed net investment income (loss) of	$2,001	$478	$(355)	$(495)

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) which is comprised of twenty-four Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon High Yield Bond Fund, the American Beacon Retirement Income and Appreciation Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures About Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the High Yield Bond, Retirement Income and Appreciation, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond and Retirement Income and Appreciation Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Retirement Income and Appreciation Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2013 were as follows (dollars in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
High Yield Bond	0.43%	$340	$301	$39
Retirement Income and Appreciation	0.32%	250	210	40
Intermediate Bond	0.20%	395	162	233
Short-Term Bond	0.20%	189	—	189

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of each Fund, 0.40% of the average daily net assets of the A and C Classes of each Fund, and 0.05% of the average daily net assets of the AMR Class, except for the Institutional Class of the Intermediate and Short-Term Bond Funds from which the Manager receives a fee of 0.05% of average daily net assets.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each A Class and 1.00% of the average daily net assets of each C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2013, the Retirement Income and Appreciation Fund borrowed on average $1,213,623 for 9 days at an average rate of 0.80% with interest charges of $238. For the six months ended April 30, 2013 the Short-Term Bond Fund participated as a lender and loaned on average $10,412,035 for 23 days at an average rate of 0.79% and earned $229. This amount is included in interest income on the Statements of Operations.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the following Funds to the extent that total operating expenses exceeded the Fund’s expense cap. For the period ended April 30, 2013, the Manager reimbursed expenses as follows:

		Expense Caps
Funds	Class	11/1/12 to 2/28/13	3/1/13 to 4/30/13	Reimbursed Expenses	Expiration of Reimbursements
High Yield Bond	Institutional*	0.93%	0.91%	$3,174	2016
High Yield Bond	Y	0.98%	0.98%	72	2016
High Yield Bond	Investor	N/A	1.09%	439	2016
High Yield Bond	A	1.12%	1.12%	1,161	2016
High Yield Bond	C	1.87%	1.87%	2,862	2016
Retirement Income and Appreciation	Y	0.80%	0.80%	256	2016
Retirement Income and Appreciation	A	1.14%	1.14%	1,501	2016
Retirement Income and Appreciation	C	1.96%	1.96%	384	2016
Intermediate Bond	Y	0.65%	0.65%	262	2016
Intermediate Bond	Investor	0.79%	0.79%	1,543	2016
Intermediate Bond	A	0.99%	0.99%	343	2016
Intermediate Bond	C	1.74%	1.74%	516	2016
Short-Term Bond	Y	0.64%	0.64%	573	2016
Short-Term Bond	Investor	0.79%	0.79%	6,705	2016
Short-Term Bond	A	0.85%	0.85%	3,160	2016
Short Term Bond	C	1.60%	1.60%	566	2016

*	Voluntary waiver.

Of these amounts, $1,482, $216, $391, and $1,974 was receivable from the Manager at April 30, 2013 for the High Yield Bond, Retirement Income and Appreciation, Intermediate Bond, and Short-Term Bond Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2016. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
High Yield Bond	$—	$11	2013
High Yield Bond	—	5,574	2014
High Yield Bond	—	7,197	2015
Retirement Income and Appreciation	—	9,426	2014
Retirement Income and Appreciation	—	12,161	2015
Intermediate Bond	—	424	2013
Intermediate Bond	—	3,532	2014
Intermediate Bond	—	7,592	2015
Short-Term Bond	—	6,804	2013
Short-Term Bond	—	47,110	2014
Short-Term Bond	—	29,140	2015

Of the above carryover expenses, $1,896 and $58,059 expired in the six month ended April 30, 2013 for the Intermediate Bond and Short-Term Bond Funds, respectively. During the six months ended April 30, 2013, the Funds have not recorded a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2013, Foreside collected $1,107, $77, and $181 for the High Yield Bond, Retirement Income and Appreciation, and Short-Term Bond Funds, respectively from the sale of Class A Shares.

A contingent deferred sales charge (“CDSC”) of 0.50% will be deducted with respect to Class A Shares on certain purchases of $250,000 or more that are redeemed in whole or part within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2013, the CDSC fees of $0 were collected for the Short-Term Bond.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2013, the following CDSC fees were collected, $55 and $89 for the High Yield Bond and Intermediate Bond Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 — Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accredited Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of April 30, 2013, the investments were classified as described below (in thousands):

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$581	$17	$—	$598
Convertible Preferred Stocks	1,358	—	—	1,358
Preferred Stocks	1,534	—	—	1,534
Convertible Obligations	—	883	—	883
Corporate Obligations	—	174,720	—	174,720
Short-Term Investments — Money Market	11,334	—	—	11,334

Total Investments in Securities	$14,807	$175,620	$—	$190,427

Retirement Income and Appreciation	Level 1	Level 2	Level 3	Total
Common Stock	$6,876	$—	$—	$6,876
Preferred Stocks	4,850	871	—	5,721
Convertible Preferred Stocks	858	—	—	858
Convertible Obligations	—	24,682	—	24,682
Corporate Obligations	—	51,355	—	51,355
Foreign Government Obligations	—	571	—	571
Asset-Backed Obligations	—	3,571	—	3,571
Non-Agency Mortgage-Backed Obligations	—	4,233	—	4,233
U.S. Agency Mortgage-Backed Obligations	—	32,018	—	32,018
U.S. Treasury Obligations	—	19,468	—	19,468
Short-Term Investments — Money Market	3,096	—	—	3,096

Total Investments in Securities	$15,680	$136,769	$—	$152,449

Intermediate Bond	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$183,333	$—	$183,333
Foreign Government Obligations	—	1,965	—	1,965
Asset-Backed Securities	—	10,222	—	10,222
Non-Agency Mortgage-Backed Obligations	—	8,510	—	8,510
U.S. Agency Mortgage-Backed Obligations	—	110,908	—	110,908
U.S. Treasury Obligations	—	64,665	—	64,664
Short-Term Investments — Money Market	6,634	—	—	6,634

Total Investments in Securities	$6,634	$379,603	$—	$386,237

Short-Term Bond	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$73,278	$—	$73,278
Asset-Backed Obligations	—	25,823	—	25,823
Non-Agency Mortgage-Backed Obligations	—	2,634	—	2,634
U.S. Agency Mortgage-Backed Obligations	—	39,705	—	39,705
U.S. Treasury Obligations	—	6,135	—	6,135
Short-Term Investments — Money Markets	664	—	—	664

Total Investments in Securities	$664	$147,575	$—	$148,239

During the six months ended April 30, 2013, the High Yield Bond Fund held a security valued at $200,572 that was transferred from Level 2 to Level 1 of the valuation hierarchy.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The High Yield Bond Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2013 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years for the periods ended October 31, 2009, 2010, 2011, and 2012 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	High Yield Bond		Retirement Income and Appreciation
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$1,579	$3,258	$—	$—
Y Class	30	5	27	35
Investor Class	264	611	2,010	3,447
A Class	29	26	33	24
C Class	64	91	14	22
AMR Class	3,332	6,414	—	—
Long-term capital gain
Institutional Class	—	—	—	—
Y Class	—	—	14	4
Investor Class	—	—	969	745
A Class	—	—	8	5
C Class	—	—	12	9
AMR Class	—	—	—	—

Total distributions paid	$5,298	$10,405	$3,087	$4,291

	Intermediate Bond		Short-Term Bond
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$4,871	$10,971	$1,292	$2,943
Y Class	36	2	8	5
Investor Class	56	218	74	273
A Class	6	17	11	49
C Class	6	8	1	3
Long-term capital gains
Institutional Class	4,740	2,259	—	—
Y Class	55	—	—	—
Investor Class	75	16	—	—
A Class	7	3	—	—
C Class	14	2	—	—

Total distributions paid	$9,866	$13,496	$1,386	$3,273

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2013, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Cost basis of investments for federal income tax purposes	$183,391	$141,517	$376,797	$147,667
Unrealized appreciation	10,833	11,504	18,580	1,103
Unrealized depreciation	(3,797)	(572)	(140)	(531)

Net unrealized appreciation	7,036	10,932	18,440	572
Undistributed ordinary income	180	431	2,009	450
Accumulated long-term gain or (loss)	(857)	1,720	1,053	(8,079)
Other temporary differences	(30)	(1)	(7)	(4)

Distributable earnings or (deficits)	$6,329	$13,082	$21,495	$(7,061)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, book amortization for premiums, and income adjustments associated with contingent payment debt instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2013 (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Paid-in-capital	$—	$(147)	$—	$—
Undistributed net investment income	—	504	2,135	663
Accumulated net realized gain or (loss)	—	(357)	(2,135)	(663)
Unrealized appreciation or (depreciation) of investments	—	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of RICs. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Losses incurred that will be carried forward under the provisions of the Act for the six months ended April 30, 2013 are as follows (in thousands):

	Loss Carryforward Character
Fund	Short-Term	Long Term	Total
Short-Term Bond	193	206	399

As of April 30, 2013 the capital loss carryforward positions prior to the provisions of RIC MOD that may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2014	2015	2016	2017	Total
High Yield Bond	$—	$—	$—	$856	$856
Short-Term Bond	2,015	467	5,198	—	7,680

For the period ended April 30, 2013, the High Yield Bond utilized $205 of Post-RIC MOD loss carryforward and $1,114 of Pre-RIC MOD loss carryforward. The Short-Term Bond utilized $11 of Post-RIC MOD loss carryforward (in thousands).

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended April 30, 2013 were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Purchases (excluding U.S. government securities)	$97,839	$39,594	$77,731	$108,894
Sales and maturities (excluding U.S. government securities)	54,552	58,212	47,665	126,622
Purchases of U.S. government securities	—	12,651	34,848	86,251
Sales and maturities of U.S. government securities	—	16,256	27,181	87,975

7. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six months Ended April 30, 2013

	Institutional Class			Y Class			Investor Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	1,501	$13,871		81	$750		95	$884
Reinvestment of dividends	158	1,464		2	17		23	214
Shares redeemed	(426)	(3,942	)*	(10)	(94	)*	(202)	(1,863	)*

Net increase (decrease) in shares outstanding	1,233	$11,393		73	$673		(84)	$(765)

	AMR Class			A Class			C Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	4,858	$45,159		52	$478		46	$426
Reinvestment of dividends	359	3,332		2	23		5	43
Shares redeemed	(1,441)	(13,319	)*	(20)	(188	)*	(78)	(726	)*

Net increase (decrease) in shares outstanding	3,776	$35,172		34	$313		(27)	$(257)

*	Net of Redemption Fees

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32	$357	877	$9,721	590	$6,551
Reinvestment of dividends	3	41	268	2,966	3	39
Shares redeemed	(137)	(1,522)	(2,561)	(28,338)	(609)	(6,800)

Net (decrease) in shares outstanding	(102)	$(1,124)	(1,416)	$(15,651)	(16)	$(210)

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	14	$153
Reinvestment of dividends	2	21
Shares redeemed	(7)	(79)

Net increase in shares outstanding	9	$95

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,385	$48,877	438	$4,923	89	$985
Reinvestment of dividends	869	9,608	—	2	10	115
Shares redeemed	(5,608)	(61,980)	(285)	(3,169)	(803)	(8,945)

Net increase (decrease) in shares outstanding	(354)	$(3,495)	153	$1,756	(704)	$(7,845)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4	$41	3	$29
Reinvestment of dividends	1	7	1	15
Shares redeemed	(17)	(183)	(27)	(299)

Net (decrease) in shares outstanding	(12)	$(135)	(23)	$(255)

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,092	$53,484	279	$2,453	173	$1,518
Reinvestment of dividends	147	1,290	—	5	7	67
Shares redeemed	(15,608)	(136,929)	(172)	(1,513)	(556)	(4,883)

Net increase (decrease) in shares outstanding	(9,369)	$(82,155)	107	$945	(376)	$(3,298)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	131	$1,151	30	$264
Reinvestment of dividends	—	3	—	—
Shares redeemed	(166)	(1,461)	(15)	(134)

Net increase (decrease) in shares outstanding	(35)	$(307)	15	$130

For the Year Ended October 31, 2012

	Institutional Class			Y Class			Investor Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	1,461	$12,932		50	$459		572	$5,062
Reinvestment of dividends	322	2,850		1	4		51	448
Shares redeemed	(1,898)	(16,860	)*	(4)	(37	)*	(512)	(4,470	)*

Net increase (decrease) in shares outstanding	(115)	$(1,078)		47	$426		111	$1,040

	AMR Class			A Class			C Class
High Yield Bond Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	4,952	$43,915		63	$562		222	$1,945
Reinvestment of dividends	725	6,414		2	18		4	37
Shares redeemed	(4,666)	(40,679	)*	(4)	(37	)*	(24)	(205	)*

Net increase in shares outstanding	1,011	$9,650		61	$543		202	$1,777

*	Net of Redemption Fees

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	204	$2,217	3,449	$37,658	60	$648
Reinvestment of dividends	4	38	385	4,169	2	26
Shares redeemed	(52)	(571)	(2,740)	(29,773)	(21)	(232)

Net increase in shares outstanding	156	$1,684	1,094	$12,054	41	$442

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	40	$434
Reinvestment of dividends	3	27
Shares redeemed	(12)	(126)

Net increase in shares outstanding	31	$335

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	42,148	$463,192	7	$77	1,267	$13,949
Reinvestment of dividends	1,196	13,226	—	2	15	165
Shares redeemed	(33,908)	(375,696)	(2)	(27)	(643)	(7,161)

Net increase in shares outstanding	9,436	$100,722	5	$52	639	$6,953

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	95	$1,037	97	$1,080
Reinvestment of dividends	1	8	1	6
Shares redeemed	(84)	(917)	(2)	(23)

Net increase in shares outstanding	12	$128	96	$1,063

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,980	$104,985	7	$59	740	$6,452
Reinvestment of dividends	336	2,936	1	5	29	250
Shares redeemed	(5,553)	(48,539)	(16)	(137)	(1,969)	(17,178)

Net increase (decrease) in shares outstanding	6,763	$59,382	(8)	$(73)	(1,200)	$(10,476)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	102	$890	8	$72
Reinvestment of dividends	2	19	—	2
Shares redeemed	(161)	(1,411)	(8)	(72)

Net increase (decrease) in shares outstanding	(57)	$(502)	—	$2

(For a share outstanding throughout the period)

	Institutional Class										Y Class
	Six Months Ended April 30,		Year Ended October 31,								Six Months Ended April 30,		Year Ended October 31,				March 1 to Oct. 31,
	2013		2012		2011A		2010		2009	2008B	2013		2012		2011A		2010
	(unaudited)										(unaudited)
Net asset value, beginning of period	$9.10		$8.68		$9.05		$8.42		$6.77	$10.11	$9.12		$8.69		$9.06		$8.63

Income from investment operations:
Net investment income	0.30		0.67		0.71		0.75		0.79	0.78	0.30		0.64		0.68		0.50
Net gains (losses) from investments (both realized and unrealized)	0.35		0.42		(0.37)		0.63		1.66	(3.34)	0.35		0.43		(0.37)		0.43

Total income (loss) from investment operations	0.65		1.09		0.34		1.38		2.45	(2.56)	0.65		1.07		0.31		0.93

Less distributions:
Dividends from net investment income.	(0.30)		(0.67)		(0.71)		(0.75)		(0.80)	(0.78)	(0.30)		(0.64)		(0.68)		(0.50)
Distributions from net realized gains on securities	—		—		—		—		—	—	—		—		—		—

Total distributions	(0.30)		(0.67)		(0.71)		(0.75)		(0.80)	(0.78)	(0.30)		(0.64)		(0.68)		(0.50)

Redemption fees added to beneficial interests	0.00	C	0.00	C	0.00	C	0.00	C	—	—	0.00	C	0.00	C	0.00	C	0.00	C

Net asset value, end of period	$9.45		$9.10		$8.68		$9.05		$8.42	$6.77	$9.47		$9.12		$8.69		$9.06

Total return D,E	7.28	%F	13.12%		3.79%		17.17%		39.06%	(27.03)%	7.24	%F	12.74%		3.36%		11.17	%F

Ratios and supplemental data:
Net assets, end of period (in thousands)	$55,326		$42,026		$41,093		$41,459		$47,254	$62,138	$1,146		$437		$11		$1
Ratios to average net assets:
Expenses, before reimbursements	0.91	%G	0.93%		0.88%		0.79%		0.79%	0.85%	0.99	%G	1.13%		27.02%		0.82	%G
Expenses, net of reimbursements	0.90	%G	0.93%		0.88%		0.79%		0.79%	0.85%	0.97	%G	1.01%		1.61%		0.82	%G
Net investment income (loss), beforere imbursments	6.56	%G	7.61%		7.90%		8.69%		11.46%	8.38%	6.45	%G	7.08%		(18.29)%		8.53	%G
Net investment income, net of reimbursements	6.57	%G	7.62%		7.90%		8.69%		11.46%	8.38%	6.46	%G	7.20%		7.11%		8.53	%G
Portfolio turnover rate	36	%F	100%		149%		176%		212%	157%	36	%F	100%		149%		176	%H

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.
C	Amounts represent less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
E	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class										A Class								C Class
Six Months Ended April 30,		Year Ended October 31,								Six Months Ended April 30,		Year Ended October 31,				May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,				Sept. 1 to Oct. 31,
2013		2012		2011A		2010		2009	2008B	2013		2012		2011A		2010		2013		2012		2011A		2010
(unaudited)										(unaudited)								(unaudited)
$9.10		$8.68		$9.06		$8.42		$6.77	$10.11	$9.11		$8.69		$9.08		$8.67		$9.09		$8.67		$9.05		$8.68

0.29		0.65		0.69		0.73		0.78	0.75	0.29		0.66		0.69		0.32		0.26		0.59		0.63		0.09
0.36		0.42		(0.38)		0.64		1.65	(3.34)	0.36		0.42		(0.39)		0.41		0.36		0.42		(0.39)		0.37

0.65		1.07		0.31		1.37		2.43	(2.59)	0.65		1.08		0.30		0.73		0.62		1.01		0.24		0.46

(0.29)		(0.65)		(0.69)		(0.73)		(0.78)	(0.75)	(0.29)		(0.66)		(0.69)		(0.32)		(0.26)		(0.59)		(0.62)		(0.09)
—		—		—		—		—	—	—		—		—		—		—		—		—		—

(0.29)		(0.65)		(0.69)		(0.73)		(0.78)	(0.75)	(0.29)		(0.66)		(0.69)		(0.32)		(0.26)		(0.59)		(0.62)		(0.09)

0.00	C	0.00	C	0.00	C	0.00	C	—	—	0.00	C	0.00	C	0.00	C	0.00	C	0.00	C	0.00	C	0.00	C	0.00	C

$9.46		$9.10		$8.68		$9.06		$8.42	$6.77	$9.47		$9.11		$8.69		$9.08		$9.45		$9.09		$8.67		$9.05

7.27	%F	12.86%		3.41%		17.00%		38.70%	(27.24)%	7.28	%F	12.88%		3.31%		8.66	%F	6.89	%F	12.06%		2.67%		5.31	%F

$8,484		$8,930		$7,560		$54,142		$90,736	$13,949	$1,026		$678		$117		$40		$2,092		$2,262		$403		$37

1.13	%G	1.16%		1.09%		1.04%		1.01%	1.10%	1.37	%G	1.46%		3.93%		1.30	%G	2.12	%G	2.16%		3.15%		2.29	%G
1.12	%G	1.16%		1.09%		1.04%		1.01%	1.10%	1.12	%G	1.11%		1.11%		1.12	%G	1.87	%G	1.86%		1.85%		1.87	%G
6.37	%G	7.37%		7.75%		8.48%		9.36%	8.06%	6.07	%G	6.97%		4.74%		6.93	%G	5.39	%G	6.29%		5.53%		4.97	%G
6.38	%G	7.37%		7.75%		8.48%		9.36%	8.06%	6.32	%G	7.32%		7.56%		7.11	%G	5.64	%G	6.60%		6.82%		5.40	%G
36	%F	100%		149%		176%		212%	157%	36	%F	100%		149%		176	%H	36	%F	100%		149%		176	%H

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012		2011A		2010		2009	2008B
	(unaudited)
Net asset value, beginning of period	$9.10		$8.68		$9.06		$8.42		$6.77	$10.11

Income from investment operations:
Net investment income	0.32		0.70		0.74		0.78		0.81	0.80
Net gains (losses) from investments (both realized and unrealized)	0.36		0.42		(0.38)		0.63		1.65	(3.34)

Total income (loss) from investment operations	0.68		1.12		0.36		1.41		2.46	(2.54)

Less distributions:
Dividends from net investment income	(0.32)		(0.70)		(0.74)		(0.77)		(0.81)	(0.80)
Distributions from net realized gains on securities	—		—		—		—		—	—

Total distributions	(0.32)		(0.70)		(0.74)		(0.77)		(0.81)	(0.80)

Redemption fees added to beneficial interests	0.00	C	0.00	C	0.00	C	0.00	C	—	—

Net asset value, end of period	$9.46		$9.10		$8.68		$9.06		$8.42	$6.77

Total return D,E	7.54	%F	13.46%		3.96%		17.59%		39.41%	(26.84)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$125,111		$86,030		$73,298		$89,992		$92,659	$44,060
Ratios to average net assets:
Expenses, before reimbursements	0.61	%G	0.62%		0.60%		0.54%		0.53%	0.58%
Expenses, net of reimbursements	0.61	%G	0.62%		0.60%		0.54%		0.53%	0.58%
Net investment income (loss), before reimbursements	6.87	%G	7.91%		8.18%		8.91%		10.34%	8.64%
Net investment income, net of reimbursements	6.87	%G	7.91%		8.18%		8.91%		10.34%	8.64%
Portfolio turnover rate	36	%F	100%		149%		176%		212%	157%

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.
C	Amounts represent less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
E	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

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American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,		March 1 to Oct. 31, 2010
	2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$11.14		$10.83	$10.80	$10.31

Income from investment operations:
Net investment income	0.10		0.28	0.26	0.20
Net gains (losses) from investments (both realized and unrealized)	0.23		0.37	0.05	0.49

Total income (loss) from investment operations	0.33		0.65	0.31	0.69

Less distributions:
Dividends from net investment income	(0.19)		(0.28)	(0.28)	(0.20)
Distributions from net realized gains on securities	(0.07)		(0.06)	—	—
Return of capital	—		—	—	—

Total distributions	(0.26)		(0.34)	(0.28)	(0.20)

Net asset value, end of period	$11.21		$11.14	$10.83	$10.80

Total return C,D	3.02	%E	6.10%	2.96%	6.78	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,164		$2,287	$539	$367
Ratios to average net assets:
Expenses, before reimbursements	0.83	%F	0.87%	1.80%	0.80	%F
Expenses, net of reimbursements	0.80	%F	0.81%	0.84%	0.80	%F
Net investment income, before reimbursements	2.05	%F	2.20%	1.45%	2.74	%F
Net investment income, net of reimbursements	2.08	%F	2.26%	2.41%	2.74	%F
Portfolio turnover rate	25	%E	42%	54%	51	%A

A	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
B	The tax return of capital is calculated based upon outstanding shares at the time of this distribution. Amounts are less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class								A Class						C Class
Six Months Ended April 30,		Year Ended October 31,						Six Months Ended April 30,		Year Ended October 31,		May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,		Sept.1 to Oct. 31,
2013		2012	2011	2010	2009		2008	2013		2012	2011	2010		2013		2012	2011	2010
(unaudited)								(unaudited)						(unaudited)
$11.14		$10.84	$10.81	$10.25	$8.80		$10.50	$11.17		$10.85	$10.81	$10.37		$11.17		$10.85	$10.82	$10.61

0.11		0.24	0.27	0.36	0.32		0.41	0.11		0.22	0.23	0.13		0.08		0.13	0.15	0.03
0.22		0.37	0.02	0.51	1.53		(1.39)	0.22		0.39	0.05	0.44		0.19		0.39	0.04	0.20

0.33		0.61	0.29	0.87	1.85		(0.98)	0.33		0.61	0.28	0.57		0.27		0.52	0.19	0.23

(0.19)		(0.25)	(0.26)	(0.31)	(0.40)		(0.49)	(0.18)		(0.23)	(0.24)	(0.13)		(0.10)		(0.14)	(0.16)	(0.02)
(0.07)		(0.06)	—	—	—		(0.23)	(0.07)		(0.06)	—	—		(0.07)		(0.06)	—	—
—		—	—	—	—	B	—	—		—	—	—		—		—	—	—

(0.26)		(0.31)	(0.26)	(0.31)	(0.40)		(0.72)	(0.25)		(0.29)	(0.24)	(0.13)		(0.17)		(0.20)	(0.16)	(0.02)

$11.21		$11.14	$10.84	$10.81	$10.25		$8.80	$11.25		$11.17	$10.85	$10.81		$11.27		$11.17	$10.85	$10.82

2.95	%E	5.75%	2.71%	8.60%	21.50%		(10.02)%	2.99	%E	5.78%	2.61%	5.52	%E	2.44	%E	4.87%	1.75%	2.19	%E

$148,953		$163,713	$147,415	$126,022	$93,727		$100,469	$1,088		$1,253	$770	$166		$2,092		$1,977	$1,587	$1,035
1.10	%F	1.12%	1.10%	1.08%	1.01%		0.92%	1.22	%F	1.28%	2.00%	1.20	%F	2.00	%F	2.04%	1.99%	2.33	%F
1.10	%F	1.12%	1.10%	1.08%	1.01%		0.92%	1.13	%F	1.14%	1.15%	1.14	%F	1.96	%F	1.97%	1.94%	1.96	%F
1.76	%F	1.98%	2.15%	2.79%	3.86%		3.64%	1.52	%F	1.82%	1.21%	2.03	%F	0.86	%F	1.06%	1.25%	1.40	%F
1.76	%F	1.98%	2.15%	2.79%	3.86%		3.64%	1.61	%F	1.95%	2.06%	2.10	%F	0.90	%F	1.13%	1.30%	1.77	%F
25	%E	42%	54%	51%	53%		76%	25	%E	42%	54%	51	%A	25	%E	42%	54%	51	%A

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six Months Ended April 30,		Year Ended October 31,					Six Months Ended April 30,		Year Ended October 31,		March 1 to Oct. 31,
	2013		2012	2011	2010	2009	2008	2013		2012	2011	2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$11 .26		$10 .99	$11 .10	$10 .69	$9 .61	$10 .10	$11.31		$11.03	$11.10	$10.69

Income from investment operations:
Net investment income (loss)	0 .12		0 .27	0 .33	0 .39	0 .46	0 .50	0 .14		0 .26	0 .27	0.23
Net gains (losses) from investments (both realized and unrealized)	(0 .04)		0 .34	0 .10	0 .40	1 .07	(0 .51)	(0 .09)		0 .32	0 .17	0.41

Total income (loss) from investment operations	0 .08		0 .61	0 .43	0 .79	1 .53	(0 .01)	0 .05		0 .58	0 .44	0.64

Less distributions:
Dividends from net investment income	(0 .14)		(0 .29)	(0 .35)	(0 .38)	(0 .45)	(0 .48)	(0 .12)		(0 .25)	(0 .32)	(0.23)
Distributions from net realized gains on securities	(0 .13)		(0 .05)	(0 .19)	—	—	—	(0 .13)		(0 .05)	(0 .19)	—

Total distributions	(0 .27)		(0 .34)	(0 .54)	(0 .38)	(0 .45)	(0 .48)	(0 .25)		(0 .30)	(0 .51)	(0.23)

Net asset value, end of period	$11 .07		$11 .26	$10 .99	$11 .10	$10 .69	$9 .61	$11.11		$11.31	$11.03	$11.10

Total return A,B	0 .74	%C	5 .59%	4 .11%	7 .56%	16 .17%	(0 .26)%	0.49	%C	5.34%	4.19%	6.03%[c]

Ratios and supplemental data:
Net assets, end of period (in thousands)	$377,999		$388,491	$275,234	$290,734	$210,983	$147,634	$1,806		$113	$60	$382
Ratios to average net assets:
Expenses, before reimbursements	0 .32	%D	0 .33%	0 .35%	0 .33%	0 .32%	0 .30%	0.66	%D	0.99%	0.73%	0.67	%D
Expenses, net of reimbursements	0 .32	%D	0 .33%	0 .35%	0 .33%	0 .32%	0 .30%	0.65	%D	0.64%	0.65%	0.64	%D
Net investment income, before reimbursements	2 .23	%D	2 .25%	3 .12%	3 .39%	4 .31%	4 .70%	1.88	%D	1.65%	2.74%	2.58	%D
Net investment income, net of reimbursements	2 .23	%D	2 .25%	3 .12%	3 .39%	4 .32%	4 .70%	1.89	%D	2.00%	2.82%	2.60	%D
Portfolio turnover rate	12	%C	144%	75%	96%	157%	105%	12	%C	144%	75%	96	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
B	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class							A Class						C Class
Six Months Ended April 30,		Year Ended October 31,			March 2 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,		May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,		Sept. 1 to Oct. 31,
2013		2012	2011	2010	2009		2013		2012	2011	2010		2013		2012	2011	2010
(unaudited)							(unaudited)						(unaudited)
$11.25		$10.97	$11.08	$10.68	$10.14		$11.24		$10.96	$11.07	$10.74		$11.25		$10.97	$11.08	$11.05

(0.02)		0.22	0.29	0.33	0.27		0.07		0.18	0.28	0.13		0.04		0.13	0.19	0.03
0.06		0.35	0.10	0.41	0.54		(0.03)		0.36	0.09	0.33		(0.05)		0.33	0.10	0.03

0.04		0.57	0.39	0.74	0.81		0.04		0.54	0.37	0.46		(0.01)		0.46	0.29	0.06

(0.11)		(0.24)	(0.31)	(0.34)	(0.27)		(0.10)		(0.21)	(0.29)	(0.13)		(0.06)		(0.13)	(0.21)	(0.03)
(0.13)		(0.05)	(0.19)	—	—		(0.13)		(0.05)	(0.19)	—		(0.13)		(0.05)	(0.19)	—

(0.24)		(0.29)	(0.50)	(0.34)	(0.27)		(0.23)		(0.26)	(0.48)	(0.13)		(0.19)		(0.18)	(0.40)	(0.03)

$11.05		$11.25	$10.97	$11.08	$10.68		$11.05		$11.24	$10.96	$11.07		$11.05		$11.25	$10.97	$11.08

0.41	%C	5.20%	3.65%	7.01%	8.05	%C	0.41	%C	4.99%	3.45%	4.31	%C	(0.05	)%C	4.21%	2.70%	0.56	%C

$3,036		$11,011	$3,729	$3,829	$2,213		$588		$734	$584	$46		$1,097		$1,372	$286	$325

0.85	%D	0.84%	0.86%	0.83%	1.22	%D	1.10	%D	1.12%	1.13%	1.05	%D	1.83	%D	1.87%	1.86%	2.09	%D
0.79	%D	0.79%	0.79%	0.76%	0.81	%D	0.99	%D	0.99%	0.99%	0.95	%D	1.74	%D	1.73%	1.72%	1.74	%D
1.69	%D	1.80%	2.59%	2.88%	3.33	%D	1.44	%D	1.48%	2.31%	2.15	%D	0.72	%D	0.75%	1.61%	0.88	%D
1.75	%D	1.86%	2.66%	2.95%	3.74	%D	1.56	%D	1.61%	2.46%	2.25	%D	0.81	%D	0.89%	1.75%	1.23	%D
12	%C	144%	75%	96%	157	%F	12	%C	144%	75%	96	%E	12	%C	144%	75%	96	%E

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class									Y Class
	Six Months Ended April 30,		Year Ended October 31,							Six Months Ended April 30,		Year Ended October 31,		March 1 to Oct. 31,
	2013		2012	2011	2010	2009		2008		2013		2012	2011	2010
	(unaudited)									(unaudited)
Net asset value, beginning of period	$8.78		$8.71	$8.89	$8.83	$8.58		$8.79		$8.77		$8.73	$8.90	$8.84

Income from investment operations:
Net investment income (loss)	(0.20)		0.28	0.26	0.23	0.22	A	0.35	A	0.11		0.10	0.15	0.15
Net gains (losses) from investments (both realized and unrealized)	0.24		(0.05)	(0.25)	0.10	0.33		(0.15)		(0.06)		0.11	(0.15)	0.08

Total income (loss) from investment operations	0.04		0.23	0.01	0.33	0.55		0.20		0.05		0.21	0.00	0.23

Less distributions:
Dividends from net investment income	(0.06)		(0.16)	(0.19)	(0.27)	(0.30)		(0.41)		(0.05)		(0.17)	(0.17)	(0.17)
Distributions from net realized gains on securities	—		—	—	—	—		—		—		—	—	—

Total distributions	(0.06)		(0.16)	(0.19)	(0.27)	(0.30)		(0.41)		(0.05)		(0.17)	(0.17)	(0.17)

Net asset value, end of period	$8.76		$8.78	$8.71	$8.89	$8.83		$8.58		$8.77		$8.77	$8.73	$8.90

Total return B,C	0.49	%D	2.72%	0.17%	3.78%	6.56%		2.21%		0.26	%D	2.77%	0.04%	2.55	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$134,871		$217,545	$156,937	$131,314	$124,791		$255,725		$1,212		$272	$344	$51
Ratios to average net assets:
Expenses, before reimbursements	0.37	%E	0.37%	0.37%	0.35%	0.33%		0.31%		0.72	%E	0.72%	1.43%	0.65	%E
Expenses, net of reimbursements	0.37	%E	0.37%	0.37%	0.35%	0.33%		0.31%		0.64	%E	0.64%	0.60%	0.64	%E
Net investment income (loss), before reimbursements	0.97	%E	1.50%	1.73%	2.27%	2.61%		3.75%		0.67	%E	1.16%	0.57%	1.45	%E
Net investment income (loss), net of reimbursements	0.97	%E	1.50%	1.73%	2.27%	2.62%		3.75%		0.76	%E	1.24%	1.40%	1.47	%E
Portfolio turnover rate	61	%D	18%	65%	60%	140%		21%		61	%D	18%	65%	60	%F

A	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C	May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class									A Class								C Class
Six Months Ended April 30,		Year Ended October 31,							Six Months Ended April 30,		Year Ended October 31,		May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,		Sept. 1 to Oct. 31,
2013		2012	2011	2010	2009		2008		2013		2012	2011	2010		2013		2012	2011	2010
(unaudited)									(unaudited)						(unaudited)
$8.79		$8.72	$8.89	$8.84	$8.59		$8.81		$8.78		$8.71	$8.89	$8.84		$8.79		$8.72	$8.90	$8.88

(0.18)		(0.19)	0.14	0.08	0.20	A	0.29	A	0.02		0.08	0.15	0.09		0.01		0.02	0.12	(0.04)
0.21		0.39	(0.15)	0.21	0.34		(0.15)		(0.01)		0.11	(0.18)	0.07		(0.03)		0.11	(0.21)	0.08

0.03		0.20	(0.01)	0.29	0.54		0.14		0.01		0.19	(0.03)	0.16		(0.02)		0.13	(0.09)	0.04

(0.06)		(0.13)	(0.16)	(0.24)	(0.29)		(0.36)		(0.04)		(0.12)	(0.15)	(0.11)		(0.01)		(0.06)	(0.09)	(0.02)
—		—	—	—	—		—		—		—	—	—		—		—	—	—

(0.06)		(0.13)	(0.16)	(0.24)	(0.29)		(0.36)		(0.04)		(0.12)	(0.15)	(0.11)		(0.01)		(0.06)	(0.09)	(0.02)

$8.76		$8.79	$8.72	$8.89	$8.84		$8.59		$8.75		$8.78	$8.71	$8.89		$8.76		$8.79	$8.72	$8.90

0.34	%D	2.28%	(0.12)%	3.33%	6.34%		1.54%		0.15	%D	2.22%	(0.33)%	1.78	%D	(0.22	)%D	1.46%	(1.00)%	0.48	%D

$10,861		$14,203	$24,557	$23,175	$30,402		$7,733		$2,637		$2,951	$3,428	$44		$505		$377	$371	$1

0.90	%E	0.89%	0.90%	0.86%	0.85%		0.88%		1.13	%E	1.12%	1.38%	1.02	%E	1.88	%E	1.90%	2.47%	2.28	%E
0.79	%E	0.79%	0.78%	0.67%	0.54%		0.85%		0.85	%E	0.85%	0.84%	0.81	%E	1.59	%E	1.59%	1.55%	1.60	%E
0.45	%E	0.99%	1.18%	1.75%	1.89%		3.16%		0.23	%E	0.75%	0.49%	0.49	%E	(0.53	)%E	(0.03)%	(0.43)%	(3.57	)%E

0.56	%E	1.09%	1.30%	1.94%	2.20%		3.19%		0.51	%E	1.03%	1.03%	0.69	%E	(0.24	)%E	0.28%	0.49%	(2.88	)%E
61	%D	18%	65%	60%	140%		21%		61	%D	18%	65%	60	%F	61	%D	18%	65%	60	%F

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/13

ITEM 2.	CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 5, 2013

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 5, 2013

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 5, 2013